Document and Entity Information	12 Months Ended
Mar. 31, 2011
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	MFG
Entity Registrant Name	MIZUHO FINANCIAL GROUP INC
Entity Central Index Key	0001335730
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	21,782,185,320

CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Assets:
Cash and due from banks	¥ 1,884,531	¥ 3,399,459
Interest-bearing deposits in other banks	8,239,661	2,027,054
Call loans and funds sold	382,279	607,017
Receivables under resale agreements	7,467,557	7,131,621
Receivables under securities borrowing transactions	6,541,512	5,744,901
Trading account assets	28,105,899	31,527,969
Investments (Notes 5, 10 and 29):
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥3,766,797 million in 2010 and ¥2,713,538 million in 2011)	38,548,941	37,801,365	[1]
Held-to-maturity securities	1,202,123	603,379	[1]
Other investments	952,576	847,928
Loans (Notes 6, 7, 10 and 29)	64,689,814	63,782,851
Allowance for loan losses	(734,530)	(879,433)
Loans, net of allowance	63,955,284	62,903,418
Premises and equipment-net (Note 8)	1,114,204	1,047,917
Due from customers on acceptances	73,909	51,010
Accrued income	237,791	265,747
Goodwill (Note 9)	7,610	15,016
Intangible assets (Notes 3 and 9)	75,767	80,994
Deferred tax assets (Note 21)	854,477	826,157
Other	2,341,549	3,470,504
Total assets	161,985,670	158,351,456
Domestic:
Noninterest-bearing deposits	12,231,712	11,100,878
Interest-bearing deposits	67,631,781	67,136,833
Foreign:
Noninterest-bearing deposits	580,956	530,818
Interest-bearing deposits	8,771,178	8,007,722
Debentures (Note 12)	740,933	1,517,798
Due to trust accounts (Note 13)	629,396	1,025,431
Call money and funds purchased	5,095,412	5,786,370
Payables under repurchase agreements	11,498,128	12,075,799
Payables under securities lending transactions	5,607,534	6,824,807
Commercial paper	202,256	150,834
Other short-term borrowings	14,948,691	8,894,961
Trading account liabilities	16,696,406	19,402,556
Bank acceptances outstanding	73,909	51,010
Income taxes payable (Note 21)	15,992	17,753
Deferred tax liabilities (Note 21)	12,860	11,705
Accrued expenses	180,785	207,677
Long-term debt	8,953,496	8,482,434
Other liabilities	4,078,889	3,794,052
Total liabilities	157,950,314	155,019,438
Commitments and contingencies (Note 25)
MHFG shareholders' equity:
Preferred stock (Note 16)	453,576	535,971
Common stock (Note 17)-no par value, authorized 24,115,759,000 shares in 2010, and 24,115,759,000 shares in 2011, and issued 15,494,397,690 shares in 2010, and 21,782,185,320 shares in 2011	5,164,160	4,324,705
Accumulated deficit	(2,046,024)	(2,325,109)
Accumulated other comprehensive income, net of tax	104,972	435,832
Less: Treasury stock, at cost-Common stock 9,397,093 shares in 2010, and 5,656,647 shares in 2011	(3,197)	(5,184)
Total MHFG shareholders' equity	3,673,487	2,966,215
Noncontrolling interests (Note 26)	361,869	365,803
Total equity	4,035,356	3,332,018
Total	161,985,670	158,351,456
consolidated VIEs
Assets:
Cash and due from banks	3,731	55,123
Interest-bearing deposits in other banks	41,603	26,048
Trading account assets	738,888	526,555
Investments (Notes 5, 10 and 29):
Investments	271,559	46,446
Loans, net of allowance	2,411,836	2,342,957
Other	82,797	50,543
Total assets	3,550,414	3,047,672
Foreign:
Commercial paper	172,256	150,834
Other short-term borrowings	1,285	4,489
Trading account liabilities	11,573	9,155
Long-term debt	247,233	112,556
Other liabilities	833,094	189,749
Total liabilities	¥ 1,265,441	¥ 466,783

[1]	Certain amounts for the fiscal year ended March 31, 2010 have been summarized to conform to the current period's presentation.

CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥) In Millions, except Share data	Mar. 31, 2011	Mar. 31, 2010
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	¥ 6,488,316	¥ 7,750,764
Available-for-sale securities, assets pledged that secured parties are permitted to sell or repledge	2,713,538	3,766,797
Long-term debt, liabilities accounted for at fair value	¥ 441,425	¥ 353,604
Common stock, par value	¥ 0	¥ 0
Common stock, authorized	24,115,759,000	24,115,759,000
Common stock, issued	21,782,185,320	15,494,397,690
Treasury stock, shares	5,656,647	9,397,093

CONSOLIDATED STATEMENTS OF INCOME (JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Interest and dividend income:
Loans, including fees (Note 6)	¥ 945,784	¥ 1,093,463	¥ 1,482,824
Investments:
Interest	174,538	203,744	269,529
Dividends	73,573	74,226	97,395
Trading account assets	203,817	204,088	287,458
Call loans and funds sold	4,960	3,432	8,937
Receivables under resale agreements and securities borrowing transactions	48,903	44,147	199,966
Deposits	8,609	9,182	38,082
Total interest and dividend income	1,460,184	1,632,282	2,384,191
Interest expense:
Deposits	134,495	195,543	487,470
Debentures	6,533	11,960	17,594
Trading account liabilities	31,370	30,743	18,028
Call money and funds purchased	8,522	10,948	48,259
Payables under repurchase agreements and securities lending transactions	62,622	46,104	257,338
Other short-term borrowings	14,499	24,958	69,820
Long-term debt	190,816	207,903	203,506
Total interest expense	448,857	528,159	1,102,015
Net interest income	1,011,327	1,104,123	1,282,176
Provision (credit) for loan losses (Notes 6 and 7)	647	222,102	567,396
Net interest income after provision (credit) for loan losses	1,010,680	882,021	714,780
Noninterest income:
Fees and commissions (Note 28)	582,100	586,408	560,539
Foreign exchange gains (losses)-net (Note 4)	55,998	(1,311)	23,769
Trading account gains-net (Note 4)	206,016	421,593	122,018
Investment gains (losses)-net (Note 5)	70,468	66,763	(462,207)
Gains on disposal of premises and equipment	13,537	27,543	23,359
Other noninterest income (Notes 3, 22 and 31)	108,413	229,851	184,749
Total noninterest income	1,036,532	1,330,847	452,227
Noninterest expenses:
Salaries and employee benefits (Note 22)	552,348	592,520	495,943
General and administrative expenses	500,369	496,987	499,441
Impairment of goodwill (Note 9)	9,379
Occupancy expenses	169,916	172,160	177,646
Fees and commission expenses	96,113	91,621	105,744
Provision (credit) for losses on off-balance-sheet instruments (Note 25)	4,443	(24,107)	83,628
Other noninterest expenses (Notes 6, 24 and 31)	103,287	197,232	162,699
Total noninterest expenses	1,435,855	1,526,413	1,525,101
Income (loss) before income tax expense (benefit)	611,357	686,455	(358,094)
Income tax expense (benefit) (Note 21)	193,227	(360,195)	761,908
Net income (loss)	418,130	1,046,650	(1,120,002)
Less: Net income (loss) attributable to noncontrolling interests	5,461	46,961	(61,555)
Net income (loss) attributable to MHFG shareholders	¥ 412,669	¥ 999,689	¥ (1,058,447)
Earnings per common share (Note 20):
Basic net income (loss) per common share	¥ 20.44	¥ 70.55	¥ (95.96)
Diluted net income (loss) per common share	¥ 19.22	¥ 61.64	¥ (95.96)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Net income (loss)	¥ 418,130	¥ 1,046,650	¥ (1,120,002)
Unrealized net gains (losses) on available-for-sale securities, net of tax (Notes 5 and 21):
Unrealized holding gains (losses)	(189,526)	604,156	(976,428)
Less: reclassification adjustments for losses (gains) included in net income	(48,036)	(82,791)	221,072
Total	(237,562)	521,365	(755,356)
Foreign currency translation adjustments, net of tax:
Foreign currency translation adjustments	(20,257)	17,269	(102,254)
Less: reclassification adjustments for losses (gains) included in net income	2,860
Total	(17,397)	17,269	(102,254)
Pension liability adjustments , net of tax (Notes 21 and 22):
Unrealized gains (losses)	(87,891)	187,485	(273,792)
Less: reclassification adjustments for losses (gains) included in net income	9,079	22,691	3,972
Total	(78,812)	210,176	(269,820)
Total other comprehensive income (loss), net of tax	(333,771)	748,810	(1,127,430)
Total comprehensive income (loss)	84,359	1,795,460	(2,247,432)
Less: Total comprehensive income (loss) attributable to noncontrolling interests	(3,723)	68,952	(96,716)
Total comprehensive income (loss) attributable to MHFG shareholders	¥ 88,082	¥ 1,726,508	¥ (2,150,716)

CONSOLIDATED STATEMENTS OF EQUITY (JPY ¥) In Millions	Total		Preferred stock (Note 16):	Common stock (Note 17):	Accumulated deficit:	Unrealized net gains on available-for-sale securities (Note 5):	Foreign currency translation adjustments:	Pension liability adjustments (Note 22):	Accumulated other comprehensive income (loss), net of tax:	Treasury stock, at cost:	Total MHFG shareholders' equity	Noncontrolling interests:
Balance at beginning of fiscal year at Mar. 31, 2008			¥ 980,430	¥ 3,437,420	¥ (2,066,604)	¥ 1,103,213	¥ (71,125)	¥ (112,026)		¥ (2,508)		¥ 299,357
Cumulative effect of change in accounting principles (Notes 2 and 27)					27,837	(17,269)
Purchases of treasury stock										(150,359)
Change during year			(31,789)
Balance at beginning of fiscal year, adjusted				3,437,420	(2,038,767)	1,085,944						299,357
Disposal of treasury stock										280
Net income (loss)	(1,120,002)				(1,058,447)
Cancellation of treasury stock										146,309
Effect of increase/decrease in consolidated subsidiaries												4,639
Issuance of new shares of common stock by conversion of preferred stock				31,789
Dividends declared	(133,898)	[1]			(133,898)
Other										60
Dividends paid to noncontrolling interests												(16,147)
Net income (loss) attributable to noncontrolling interests	61,555											(61,555)
Change during year	(755,356)					(737,155)						(18,201)
Cancellation of common stock				(83,729)	(62,580)
Change during year	(102,254)						(95,450)					(6,803)
Gains (losses) on sales of treasury stock				124
Change during year	(269,820)							(259,664)				(10,157)
Stock-based compensation (Note 23)				1,188
Balance at end of fiscal year at Mar. 31, 2009	1,037,180		948,641	3,386,792	(3,293,692)	348,789	(166,575)	(371,690)	(189,476)	(6,218)	846,047	191,133
Cumulative effect of change in accounting principles (Notes 2 and 27)					99,910	(99,910)
Purchases of treasury stock										(5)
Change during year			(412,670)
Balance at beginning of fiscal year, adjusted				3,386,792	(3,193,782)	248,879						191,133
Disposal of treasury stock										1,039
Effect of business combination (Note 3)												151,584
Issuance of new shares of common stock				533,794
Net income (loss)	1,046,650				999,689
Effect of increase/decrease in consolidated subsidiaries												(40,204)
Issuance of new shares of common stock by conversion of preferred stock				412,670
Dividends declared	(131,016)	[1]			(131,016)
Dividends paid to noncontrolling interests												(5,662)
Net income (loss) attributable to noncontrolling interests	(46,961)											46,961
Change during year	521,365					506,131						15,234
Change during year	17,269						16,371					(1,144)
Gains (losses) on sales of treasury stock				(662)
Change during year	210,176							202,716				7,901
Stock-based compensation (Note 23)				1,114
Change in ownership interest in consolidated subsidiaries				(9,003)
Balance at end of fiscal year at Mar. 31, 2010	3,332,018		535,971	4,324,705	(2,325,109)	755,010	(150,204)	(168,974)	435,832	(5,184)	2,966,215	365,803
Cumulative effect of change in accounting principles (Notes 2 and 27)				334	1,382	(6,273)						(366)
Purchases of treasury stock										(3)
Change during year			(82,395)
Balance at beginning of fiscal year, adjusted				4,325,039	(2,323,727)	748,737						365,437
Disposal of treasury stock										1,990
Issuance of new shares of common stock				757,790
Net income (loss)	418,130				412,669
Effect of increase/decrease in consolidated subsidiaries												6,519
Issuance of new shares of common stock by conversion of preferred stock				82,395
Dividends declared	(134,966)	[1]			(134,966)
Dividends paid to noncontrolling interests												(6,364)
Net income (loss) attributable to noncontrolling interests	(5,461)											5,461
Change during year	(237,562)					(234,609)						(2,953)
Change during year	(17,397)						(14,824)					(2,573)
Gains (losses) on sales of treasury stock				(1,315)
Change during year	(78,812)							(75,154)				(3,658)
Stock-based compensation (Note 23)				452
Change in ownership interest in consolidated subsidiaries				(201)
Balance at end of fiscal year at Mar. 31, 2011	¥ 4,035,356		¥ 453,576	¥ 5,164,160	¥ (2,046,024)	¥ 514,128	¥ (165,028)	¥ (244,128)	¥ 104,972	¥ (3,197)	¥ 3,673,487	¥ 361,869

[1]	Dividends paid on treasury stock are excluded.

CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash flows from operating activities:
Net income (loss)	¥ 418,130	¥ 1,046,650	¥ (1,120,002)
Less: Net income (loss) attributable to noncontrolling interests	5,461	46,961	(61,555)
Net income (loss) attributable to MHFG shareholders	412,669	999,689	(1,058,447)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	167,420	156,393	146,191
Provision (credit) for loan losses	647	222,102	567,396
Investment losses (gains)-net	(70,468)	(66,763)	462,207
Foreign exchange losses (gains)-net	(66,988)	(26,236)	(9,379)
Deferred income tax expense (benefit)	174,864	(377,308)	711,122
Net change in trading account assets	2,783,405	458,239	(94,841)
Net change in trading account liabilities	(2,417,969)	(2,679,240)	2,466,501
Net change in loans held for sale	30,598	7,294	118,061
Net change in accrued income	23,655	38,118	61,503
Net change in accrued expenses	(24,702)	(13,462)	(64,062)
Other-net	(61,319)	267,222	191,170
Net cash provided by (used in) operating activities	951,812	(1,013,952)	3,497,422
Cash flows from investing activities:
Proceeds from sales of available-for-sale securities	56,773,936	39,430,098	47,038,991
Proceeds from maturities of available-for-sale securities	15,421,495	12,558,894	18,466,507
Purchases of available-for-sale securities	(72,409,981)	(62,815,825)	(65,128,275)
Proceeds from maturities of held-to-maturity securities	1,405	180,497	594,915
Purchase of held-to-maturity securities	(600,296)	(602,036)
Proceeds from sales of other investments	122,478	26,704	33,522
Purchases of other investments	(110,066)	(120,662)	(103,651)
Proceeds from sales of loans	246,633	367,069	326,781
Net change in loans	(1,742,702)	8,327,521	(5,980,581)
Net change in interest-bearing deposits in other banks	(6,438,858)	1,063,622	(1,597,417)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	(1,522,389)	(718,570)	3,296,830
Proceeds from sales of premises and equipment	2,108	15,819	7,068
Purchases of premises and equipment	(214,447)	(255,596)	(221,070)
Cash and due from banks acquired in business combination (Note 3)		118,703
Net cash provided by (used in) investing activities	(10,470,684)	(2,423,762)	(3,266,380)
Cash flows from financing activities:
Net change in deposits	3,190,397	(221,970)	1,916,425
Net change in debentures	(776,865)	(782,662)	(858,984)
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions	(1,552,577)	4,260,291	(4,090,352)
Net change in due to trust accounts	18,882	39,283	(133,799)
Net change in commercial paper and other short-term borrowings	6,131,912	(6,527)	3,406,013
Proceeds from issuance of long-term debt	1,167,647	1,582,902	1,824,193
Repayment of long-term debt	(778,791)	(1,150,366)	(1,323,482)
Proceeds from noncontrolling interests	2,320	1,516	14,776
Payment to noncontrolling interests	(577)	(15,459)	(8,563)
Proceeds from issuance of common stock	757,790	533,794
Proceeds from sales of treasury stock	4	4	179
Purchases of treasury stock	(3)	(5)	(150,359)
Dividends paid	(133,925)	(130,297)	(133,394)
Dividends paid to noncontrolling interests	(6,364)	(5,662)	(16,147)
Net cash provided by (used in) financing activities	8,019,850	4,104,842	446,506
Effect of exchange rate changes on cash and due from banks	(15,906)	(581)	(30,483)
Net increase (decrease) in cash and due from banks	(1,514,928)	666,547	647,065
Cash and due from banks at beginning of fiscal year	3,399,459	2,732,912	2,085,847
Cash and due from banks at end of fiscal year	1,884,531	3,399,459	2,732,912
Supplemental disclosure of cash flow information:
Interest paid	462,907	518,937	1,222,552
Income taxes paid (refunded), net	25,283	(54,885)	(35,705)
Noncash investing activities:
Transfer from loans into other investments		2,222
Transfer from loans held for sale into loans			378,038
Investment in capital leases	11,153	6,763	2,439
Noncash assets acquired and liabilities assumed at fair value in business combination (Note 3):
Noncash assets acquired at fair value		2,200,521
Noncash liabilities assumed at fair value		¥ 2,025,753

Basis of presentation and summary of significant accounting policies	12 Months Ended
Mar. 31, 2011
Basis of presentation and summary of significant accounting policies

1. Basis of presentation and summary of significant accounting policies

Basis of presentation

Mizuho Financial Group, Inc. (“MHFG”) is a joint stock corporation with limited liability under the laws of Japan. MHFG, through its subsidiaries (“the MHFG Group”, or “the Group”), provides domestic and international financial services in Japan and other countries. MHFG’s subsidiaries are segmented on the basis of the nature of the financial products and services and the type of customers. Mizuho Bank, Ltd. (“MHBK”), a retail-oriented banking subsidiary, offers financial services mainly to individual customers, small and medium enterprises (“SMEs”), middle-market corporations and local governmental entities in Japan. Mizuho Corporate Bank, Ltd. (“MHCB”), a wholesale banking subsidiary, offers various financial services to large Japanese corporations, financial institutions, public sector entities and foreign corporations. Mizuho Trust & Banking Co., Ltd. (“MHTB”), a trust bank subsidiary, offers mainly trust-related products and consulting services. Other major subsidiaries include Mizuho Securities Co., Ltd. (“MHSC”), Trust & Custody Services Bank, Ltd. (“TCSB”), Mizuho Investors Securities Co., Ltd. (“MHIS”), Mizuho Capital Co., Ltd., and Mizuho Business Financial Center Co., Ltd. See Note 31 “Business segment information” for further discussion of the Group’s segment information.

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements are stated in Japanese yen, the currency of the country in which MHFG is incorporated and principally operates.

The accompanying consolidated financial statements include the accounts of MHFG and its subsidiaries. The consolidated financial statements also include the accounts of the variable interest entities (“VIEs”) for which MHFG or its subsidiaries have been determined to be the primary beneficiary under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, “Consolidation” (“ASC 810”). All significant intercompany transactions and balances have been eliminated in consolidation. The MHFG Group accounts for investments in entities over which it has significant influence using the equity method of accounting. These investments are included in Other investments and the Group’s proportionate share of income or loss is included in Investment gains (losses)—net.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts and related disclosures. Specific areas, among others, requiring the application of management’s estimates and judgment include assumptions pertaining to the allowance for loan losses, allowance for losses on off-balance-sheet instruments, deferred tax assets, derivative financial instruments, investments and pension and other employee benefits. Actual results could differ from estimates and assumptions made.

Definition of cash and due from banks

For purposes of the consolidated statements of cash flows, Cash and due from banks include cash on hand, cash items in the process of collection and noninterest-bearing deposits with banks.

Translation of foreign currency financial statements and foreign currency transactions

Financial statements of overseas entities are prepared using the functional currency of each entity and translated into Japanese yen for consolidation purposes. Assets and liabilities are translated using the fiscal-year-end exchange rate of each functional currency, and income and expense using the average rate of each functional currency for the period.

Foreign currency translation gains and losses related to the financial statements of overseas entities of the MHFG Group, net of related income tax effects, are credited or charged directly to Foreign currency translation adjustments, a component of Accumulated other comprehensive income (loss), net of tax. Tax effects of gains and losses on foreign currency translation of financial statements of overseas entities are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future.

Assets and liabilities denominated in foreign currencies are translated into Japanese yen at the fiscal-year-end foreign exchange rates, and gains and losses resulting from such translation are included in Foreign exchange gains (losses)—net, as appropriate. Foreign currency denominated income and expenses are translated using average exchange rates for the period.

Call loans and call money

Call loans and call money represent lending/borrowing through the Japanese short-term money market to/from other financial institutions such as banks, insurance companies, and securities brokerage houses.

Repurchase and resale agreements, securities lending and borrowing and other secured financing transactions

Securities sold under agreements to repurchase (“repurchase agreements”), securities purchased under agreements to resell (“resale agreements”) and securities lending and borrowing transactions are accounted for as secured financing or lending transactions when control over the underlying securities is not deemed to be surrendered by the transferor. Otherwise, they are recorded as sales of securities with related forward repurchase commitments or purchases of securities with related forward resale commitments in accordance with ASC 860, “Transfers and Servicing” (“ASC 860”).

Under resale agreements, securities borrowing and certain derivatives transactions, the MHFG Group receives collateral in the form of securities. In many cases, the MHFG Group is permitted to sell or repledge the securities obtained as collateral. Disclosures of such collateral are presented in Note 10 “Pledged assets and collateral”. With respect to securities lending, repurchase agreements, and certain derivative transactions, counterparties may have the right to sell or repledge securities that the MHFG Group has pledged as collateral. The MHFG Group separately discloses those pledged securities in the consolidated balance sheets.

The MHFG Group monitors credit exposure arising from resale agreements, repurchase agreements, securities borrowing and securities lending transactions on a daily basis, and additional collateral is obtained from or returned to counterparties as appropriate.

Trading securities and trading securities sold, not yet purchased

Trading securities consist of securities and money market instruments that are bought and held principally for the purpose of reselling in the near term with the objective of generating profits on short-term fluctuations in price. Trading securities sold, not yet purchased, are securities and money market instruments sold to third parties that the MHFG Group does not own and is obligated to purchase at a later date to cover the short position. Trading securities and trading securities sold, not yet purchased, are classified at the date of commitment or purchase. Trading securities and trading securities sold, not yet purchased, are recorded at fair value in the consolidated balance sheets in Trading account assets and Trading account liabilities with realized and unrealized gains and losses recorded on a trade date basis in Trading account gains—net in earnings. Interest and dividends on trading account debt and equity securities, including securities sold, not yet purchased, are recorded in Interest and dividend income or Interest expense on an accrual basis.

Investments

Debt securities that the MHFG Group has both the positive intent and ability to hold to maturity are classified as Held-to-maturity securities and carried at amortized cost. Debt securities that the MHFG Group may not hold to maturity as well as any marketable equity securities, other than those classified as trading account securities, are classified as Available-for-sale securities, and are carried at fair value, with unrealized gains and losses reported in Accumulated other comprehensive income (loss), net of tax. Available-for-sale securities also include retained subordinated beneficial interests in a securitization transaction that can contractually be repaid or otherwise settled in such a way that the holder would not recover substantially all of its recorded investments.

Prior to April 1, 2009, declines in the fair value of Held-to-maturity and Available-for-sale securities below their amortized cost, that were deemed to be other-than-temporary, were all reported in Investment gains (losses)—net. Effective April 1, 2009, the MHFG Group adopted new accounting guidance for impairments of debt securities that are deemed to be other-than-temporary. Under the new impairment model, the credit component of an other-than-temporary impairment of a debt security is reported in Investment gains (losses)—net and the noncredit component is reported in Other comprehensive income (loss). See Note 5 “Investments” for further discussion of the new impairment model for debt securities. In addition, other-than-temporary declines in beneficial interests purchased or retained in a securitization transaction which are classified as available-for-sale debt securities are recognized if there has been an adverse change in the cash flows as of the balance sheet date. Interest and dividends, as well as amortization of premiums and accretion of discounts, are reported in Interest and dividend income. Amortization of premiums and accretion of discounts on debt securities are recognized over the remaining maturity under the interest method. Gains and losses on disposition of investments are computed using the first-in first-out method for debt securities and the average method for equity securities, and are recorded on the trade date.

Other investments include marketable and non-marketable equity securities accounted for using the equity method, marketable and non-marketable investments held by consolidated investment companies which are held at fair value under specialized industry accounting principles for investment companies, and other non-marketable equity securities carried at cost, less other-than-temporary impairment, if any.

Derivative financial instruments

Derivative financial instruments are bought and held principally for the purpose of market making for customers, proprietary trading in order to generate trading revenues and fee income, and also to manage the MHFG Group’s exposure to interest rate, credit and market risks related to asset and liability management. Such derivative financial instruments include interest rate, commodity, foreign currency, equity and credit default swap agreements, options, caps and floors, and financial futures and forward contracts.

Derivatives bought and held for trading purposes are recorded in the consolidated balance sheets at fair value in Trading account assets and Trading account liabilities. The fair value of derivatives in a gain position and a loss position are reported as Trading account assets and Trading account liabilities, respectively.

Derivatives used for asset and liability management include contracts that qualify for hedge accounting under ASC 815, “Derivatives and Hedging” (“ASC 815”). To be eligible for hedge accounting, derivative instruments must be highly effective in achieving offsetting changes in fair values or variable cash flows from the hedged items attributable to the particular risk being hedged. All qualifying hedging derivatives are valued at fair value and included in Trading account assets or Trading account liabilities. Derivatives that do not qualify for hedge accounting under ASC 815 are treated as trading positions and are accounted for as such. The fair value amounts recognized for such derivatives are not offset against the amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreement with the same counterparty.

The fair value of derivative financial instruments is based on quoted market prices or broker-dealer quotes. If quoted market prices or broker-dealer quotes are not available, the fair value is estimated using quoted market prices for similar instruments, option or binomial pricing models or present value cash flow analysis, applying current observable market information, where available. The determination of fair value includes various factors such as exchange or over-the-counter market quotes, time value and volatility factors for options and warrants, observed prices for similar or synthetic instruments, and counterparty credit quality including potential exposure.

Changes in fair value of all derivatives are recorded in earnings, except for derivatives qualifying as net investment hedges under ASC 815 which are recorded in Accumulated other comprehensive income (loss), net of tax. The fair value changes of all derivatives relating to foreign currency exchange rates are included in Foreign exchange gains (losses)—net and Trading account gains—net. Other elements of the fair value changes, including interest rate, equity and credit related components except that of certain credit derivatives hedging the credit risk in corporate loan portfolio, are recognized in Trading account gains—net. The net gain (loss) resulting from changes in the fair values of certain credit derivatives where the Group purchases protection to mitigate its credit risk exposure related to its corporate loan portfolio is recorded in Other noninterest income (expenses).

Certain financial and hybrid instruments often contain embedded derivative instruments that possess implicit or explicit contract terms in a manner similar to that of a derivative instrument. Such derivative instruments are required to be fair-valued separately from the host contracts if they meet the criteria of an embedded derivative. Such criteria include whether the entire instrument is not marked to market through earnings, the economics of the embedded terms are not clearly and closely related to those of the host contract and the embedded terms would meet the definition of a derivative on a stand-alone basis.

Loans

Loans are generally carried at the principal amount adjusted for unearned income and deferred net nonrefundable loan fees and costs. Loan origination fees, net of certain direct origination costs are deferred and recognized over the contractual life of the loan as an adjustment of yield using a method that approximates the interest method. Interest income on performing loans is accrued and credited to income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the life of the loan using a method that approximates the interest method.

Loans are considered impaired when, based on current information and events, it is probable that the MHFG Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loan. Factors considered by management in determining if a loan is impaired include delinquency status and the ability of the debtor to make payment of the principal and interest when due.

Loans are designated as nonaccrual when management determines them to be impaired based on all the relevant facts and circumstances. When a loan is placed on nonaccrual status, interest accrual and amortization of net origination fees are suspended and the capitalized interest is written off. Cash received on nonaccrual loans is accounted for as reduction of the loan principal if the ultimate collectibility of the principal amount is uncertain, otherwise, as interest income. Loans are not restored to accrual status until interest and principal payments are current and future payments are reasonably assured.

Fees received in connection with a modification of the terms of a restructured loan that meet the definition of troubled debt restructurings in accordance with ASC 310, “Receivables” (“ASC 310”) are applied as a reduction of the recorded investment in the loan. All related costs, including direct loan origination costs, are charged to expense as incurred.

Loans that have been identified to be sold are classified as loans held for sale within Other assets and are accounted for at the lower of cost or fair value. If management decides to retain certain loans held for sale for the foreseeable future or until maturity or payoff, such items are transferred to Loans at the lower of cost or fair value.

Securitization

The MHFG Group engages in securitization activities related to mortgage loans and other loans in the normal course of business. The MHFG Group records a loan securitization as a sale when the transferred loans are legally isolated from the Group’s creditors and the accounting criteria for a sale are met in accordance with ASC 860. Otherwise, the transfer is accounted for as a collateralized borrowing. Gains or losses on securitization depending in part on the carrying amount of the loans are allocated between the loans derecognized and the retained interests based on their relative fair values at the date of the transfer. Interests in loans sold through securitization may be retained by the Group in the form of subordinated beneficial interests. The MHFG Group estimates fair value of these subordinated beneficial interests based on the present value of future expected cash flows, using management’s best estimates of the key assumptions, such as default rates, discount rates, and prepayment rates, and records them as available-for-sale debt securities.

Allowance and provision (credit) for loan losses

The MHFG Group maintains an appropriate amount of allowance for loan losses to absorb probable losses inherent in the loan portfolio and makes adjustments to such allowance through Provision (credit) for loan losses in the consolidated statements of income. Loan principal which management judges to be uncollectible, based on detailed loan reviews and a credit quality assessment, is charged off against the allowance for loan losses. Subsequent recoveries of previously charged-off loan balances are recorded as an increase to the allowance for loan losses as the recoveries are received.

The credit quality review process and the credit rating process serve as the basis for determining the allowance for loan losses. Through such processes loans are categorized into groups to reflect the probability of default, whereby the MHFG Group’s management assesses the ability of borrowers to service their debt, taking into consideration current financial information, ability to generate cash, historical payment experience, analysis of relevant industry segments and current trends. In determining the appropriate level of the allowance, the MHFG Group evaluates the probable loss by category of loan based on its risk type and characteristics.

The allowance for loan losses is determined in accordance with ASC 310 and ASC 450, “Contingencies” (“ASC 450”). The MHFG Group measures the impairment of a loan, based on the present value of expected future cash flows discounted at the loan’s initial effective interest rate, the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent, when it is probable that the MHFG Group will be unable to collect all amounts due according to the contractual terms of the loan agreement. Certain impaired loans are aggregated for the purpose of measuring impairment and a formula allowance utilizing historical loss factors is applied. The formula allowance is also applied to groups of small balance, homogeneous loans that are collectively evaluated for impairment and for non-homogeneous loans that have not been identified as impaired. The evaluation of inherent loss for these loans involves a high degree of uncertainty, subjectivity and judgment because probable loan losses are not easily identifiable or measurable. In determining the formula allowance, the MHFG Group therefore relies on a statistical analysis that incorporates loss rates based on its own historical loss experience and third party data. The estimation of the formula allowance is back-tested on a periodic basis by comparing the allowance with the actual results subsequent to the balance sheet date.

The historical loss rate is adjusted, where appropriate, to reflect current factors, such as general economic and business conditions affecting the key lending areas of the MHFG Group, credit quality trends, specific industry conditions within portfolio segments, and recent loss experience in particular segments of the portfolio.

Allowance and provision (credit) for losses on off-balance-sheet instruments

The MHFG Group maintains an allowance for losses on off-balance-sheet credit instruments, such as guarantees, standby letters of credit, commitments to invest in securities and commitments to extend credit, in the same manner as the allowance for loan losses. The allowance is recorded in Other liabilities. Net changes in the allowance for losses on off-balance-sheet instruments are accounted for in the Provision (credit) for losses on off-balance-sheet instruments in the consolidated statements of income.

Premises and equipment

Premises and equipment are stated at historical cost, and depreciation and amortization are recorded over the estimated useful lives of the assets, except for leasehold improvements, which are amortized over the shorter of the estimated useful lives of the assets or the lease term. Depreciation and amortization are principally computed under the straight-line method with respect to buildings and leasehold improvements and under the declining-balance method with respect to other premises and equipment.

The useful lives of premises and equipment are as follows:

Years
Buildings	3 to 50
Equipment and furniture	2 to 20
Leasehold improvements	3 to 50

Regular repairs and maintenance costs that do not extend the estimated useful life are charged to expense as incurred. Upon sale or disposition of premises and equipment, the cost and related accumulated depreciation or amortization are removed from the accounts, and any gains or losses on disposal are included in Gains on disposal of premises and equipment or Occupancy expenses.

Impairment of long-lived assets

The MHFG Group’s long-lived assets that are held for use are reviewed periodically for events or changes in circumstances that indicate possible impairment. The Group’s impairment review is based on an undiscounted cash flow analysis of a group of assets, combined with associated liabilities, at the lowest level for which identifiable cash flows exist. Impairment occurs when the carrying value of the asset group exceeds the future undiscounted cash flows that the asset group is expected to generate. When there is impairment, the future cash flows are then discounted to determine the estimated fair value of the asset group and an impairment charge is recorded for the difference between the carrying value and the estimated fair value of the asset group. The long-lived assets to be disposed of by sale are carried at the lower of the carrying amount or fair value, less estimated cost to sell.

Software

Internal and external costs incurred in connection with developing and obtaining software for internal use that occur during the application development stage are capitalized. Such costs include salaries and benefits for employees directly involved with and who devote time to the project, to the extent such time is incurred directly on the internal use software project. The capitalization of software ceases when the software project has been substantially completed. The capitalized software is amortized on a straight-line basis over the estimated useful life, generally 5 years. Impairment of internal use software is assessed and recognized periodically when triggering events occur.

Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the MHFG Group’s share of net identifiable assets acquired at the date of acquisition in a business combination. The Group accounts for goodwill in accordance with ASC350, “Intangibles—Goodwill and Other” (“ASC 350”). Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. An impairment loss is recorded to the extent the carrying amount of goodwill exceeds its estimated fair value.

Intangible assets

Intangible assets having definite useful lives are amortized over their estimated useful lives under the straight-line method. Intangible assets acquired by the merger of MHSC and Shinko Securities Co., Ltd. (“Shinko”) consist primarily of customer relationship intangibles, and are amortized over a weighted-average amortization period of 16 years. Intangible assets having indefinite useful lives are not amortized and are subject to impairment tests. An impairment loss is recorded to the extent the carrying amount of indefinite-lived intangible asset exceeds its estimated fair value. For intangible assets subject to amortization, an impairment loss is recorded if the carrying amount is not recoverable and exceeds its estimated fair value.

Pension and other employee benefits

MHFG and certain subsidiaries including MHBK, MHCB, and MHTB sponsor severance indemnities and pension plans, which provide defined benefits to retired employees. Periodic expense and accrued liabilities are computed based on the actuarial present value of benefits, net of investment returns expected from plan assets and their fair values at the balance sheet date. Net periodic expense is charged to Salaries and employee benefits.

Debentures and long-term debt

Premiums, discounts and issuance costs of debentures and long-term debt are amortized based on a method that approximates the interest method over the terms of the debentures and long-term debt.

Obligations under guarantees

The MHFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protections, and liquidity facilities. The MHFG Group recognizes guarantee fees income over the guarantee period. The MHFG Group receives such a guarantee fee at the inception of the guarantee or by installment, and in either case approximates the fair value of the guarantee.

Fair Value Measurements

The MHFG Group carries certain of its financial assets and liabilities at fair value on a recurring basis. These financial assets and liabilities are primarily composed of trading account assets, trading account liabilities and available-for-sale securities. In addition, the Group measures certain financial assets and liabilities, at fair value on a non-recurring basis. Those assets and liabilities primarily include items that are measured at the lower of cost or fair value such as loans held for sale, and items that were initially measured at cost and have been written down to fair value for impairment such as loans and other investments.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), the Group classifies its financial assets and liabilities into the fair value hierarchy (Level 1, 2, and 3). See Note 29 “Fair value” for the detailed definition of each level.

When determining fair value, the MHFG Group considers the principal or most advantageous market in which the Group would transact and consider assumptions that market participants would use when pricing the asset or liability. The Group maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. See Note 29 “Fair value” for descriptions of valuation methodologies used for its assets and liabilities by product.

Fees and commissions

Fee revenue is recognized when all of the following criteria have been met: persuasive evidence of an agreement exists, services have been rendered, the price is fixed or determinable, and collectibility is reasonably assured. Trust fees are recognized on an accrual basis and are usually based on the volume of assets under custody or management. Performance-related fees associated with certain trust products are recognized on an accrual basis. Fees on funds transfer and collection services are generally recognized as revenue when the related services are performed. Revenues from investment banking services are recorded at the time the underlying transactions are substantially completed and there are no other contingencies associated with the fees. Fees from trade-related financing services are recognized over the period of the financing.

Fees and commissions are presented on a gross basis.

Income taxes

Income taxes are accounted for in accordance with ASC 740, “Income Taxes” (“ASC 740”). Deferred income taxes reflect the net tax effects of (1) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and those corresponding amounts used for income tax purposes, and (2) operating loss and tax credit carryforwards. A valuation allowance for any portion of the deferred tax assets is recorded unless it is more likely than not that the deferred tax assets will be realized. Deferred income tax benefit or expense is recognized for the changes in the net deferred tax asset or liability between periods.

Earnings per common share

Basic earnings per common share are computed by dividing net income attributable to MHFG common shareholders by the weighted average number of common shares outstanding during the fiscal year. Diluted earnings per common share reflect the possible exercise of all convertible securities, such as convertible preferred stock to the extent they are not anti-dilutive. See Note 20 “Earnings per common share” for the computation of basic and diluted earnings per common share.

Recently issued accounting pronouncements	12 Months Ended
Mar. 31, 2011
Recently issued accounting pronouncements

2. Recently issued accounting pronouncements

Recently adopted accounting pronouncements

On July 1, 2009, the ASC was officially launched. The ASC, which reorganized the thousands of U.S. GAAP pronouncements into roughly 90 accounting topics, is the single source of authoritative U.S. GAAP for nongovernmental entities.

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No.157, “Fair Value Measurements” which is now included in ASC 820. The statement clarifies the definition of fair value and the method used to measure fair value and expands the disclosure requirements about fair value measurements. The statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances. The statement nullifies certain guidance provided for in the FASB Emerging Issues Task Force (“EITF”) Issue No.02-3, “Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities”, and the related provisions of SFAS No.133. The statement is effective for fiscal years beginning after November 15, 2007. In February 2008, the FASB issued FASB Staff Position (“FSP”) No.FAS157-1, “Application of FASB Statement No.157 to FASB Statement No.13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13” and FSP No.FAS157-2, “Effective Date of FASB Statement No.157”, which are now included in ASC 820, and partially delay the effective date of the statement for one year for certain nonfinancial assets and liabilities and remove certain leasing transactions from its scope. In October 2008, the FASB issued FSP No. FAS157-3, “Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active”, which is now included in ASC 820, and clarifies the application of the statement in markets that are not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. In April 2009, the FASB issued FSP No.FAS157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly”, which is now included in ASC 820, and provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased and for identifying circumstances that indicate a transaction is not orderly, as well as requires detailed disclosures for debt and equity securities. The impact of adoption of the statement was a decrease of ¥1,464 million to the beginning balance of Accumulated deficit as of April 1, 2008.

In February 2007, the FASB issued SFAS No.159, “The Fair Value Option for Financial Assets and Financial Liabilities Including an amendment of FASB Statement No.115”, which is now included in ASC 825, “Financial Instruments” (“ASC 825”). The statement allows entities to choose, at specified election dates, to measure eligible financial assets and liabilities and certain other items at fair value that are not otherwise required to be measured at fair value. If a company elects the fair value option for an eligible item, changes in that item’s fair value in subsequent reporting periods must be recognized in current earnings. The statement is effective for fiscal years beginning after November 15, 2007. The financial assets or liabilities for which the MHFG Group elected the fair value option as of April 1, 2008 are primarily foreign currency denominated available-for-sale securities and certain hybrid financial instruments that contain embedded derivatives that had not been previously elected or eligible for fair value treatment. The impact of adoption of the statement was a decrease of ¥26,373 million to the beginning balance of Accumulated deficit as of April 1, 2008.

In April 2007, the FASB issued FSP No.FIN39-1, “Amendment of FASB Interpretation No.39” which is now included in ASC 815. The pronouncement amends FIN No.39, “Offsetting of Amounts Related to Certain Contracts—an interpretation of APB Opinion No.10 and FASB Statement No.105”, to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement. The adoption of the pronouncement did not have an impact on the MHFG Group’s consolidated results of operations or financial condition, as the Group did not adopt such offsets.

In December 2007, the FASB issued SFAS No.141 (revised 2007), “Business Combinations”, which is now included in ASC 805, “Business Combinations” (“ASC 805”). The statement establishes principles and requirements for how the acquirer (1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interests in the acquiree, (2) recognizes and measures goodwill acquired in the business combination or a gain from a bargain purchase, and (3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. The statement applies prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. In April 2009, the FASB issued FSP No.FAS141(R)-1, “Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies”, which is now included in ASC 805. The pronouncement provides the guidance for initial recognition and measurement of all assets acquired and liabilities assumed in a business combination that arise from contingencies as well as subsequent measurement and accounting of such assets and liabilities. As a result of the transaction discussed in Note 3 “Business Combination”, the MHFG Group recognized an increase in pretax income of ¥106,674 million, which consists of a gain on the bargain purchase of ¥106,310 million and a gain of ¥364 million resulting from the remeasurement of preexisting shares, during the fiscal year ended March 31, 2010.

In December 2007, the FASB issued SFAS No.160, “Noncontrolling Interests in Consolidated Financial Statements—an amendment of ARB No.51”, which is now included in ASC 810. The statement establishes accounting and reporting standards for noncontrolling interests in a subsidiary and for the deconsolidation of a subsidiary. The statement requires expanded disclosures in the consolidated financial statements that clearly identify and distinguish between the interests of the parent’s owners and the interests of the noncontrolling owners of a subsidiary. The statement is effective for fiscal years beginning on or after December 15, 2008. The adoption of the statement did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In February 2008, the FASB issued FSP No.FAS140-3, “Accounting for Transfers of Financial Assets and Repurchase Financing Transactions”, which is now included in ASC 860. The pronouncement provides that if an initial transfer of a financial asset and a repurchase financing that is entered into contemporaneously with, or in contemplation of, the initial transfer meet certain conditions, the initial transfer shall be accounted for separately from the repurchase financing. Otherwise, the initial transfer and repurchase financing should be evaluated as a linked transaction, which shall be accounted for based on the economics of the combined transactions. The pronouncement is effective for fiscal years beginning after November 15, 2008. The adoption of the pronouncement did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In March 2008, the FASB issued SFAS No.161, “Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No.133”, which is now included in ASC 815. The statement requires enhanced disclosures about derivative instruments and hedged items. The statement is effective for fiscal years beginning after November 15, 2008. The statement is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In June 2008, the EITF reached a consensus on Issue No.07-5, “Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock”, which is now included in ASC 815. The consensus provides guidance for determining whether an equity-linked financial instrument (or embedded feature) is indexed to an entity’s own stock. The consensus is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2008. The adoption of the consensus did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In September 2008, the FASB issued FSP No.FAS133-1 and FIN45-4, “Disclosures about Credit Derivatives and Certain Guarantees—An Amendment of FASB Statement No.133 and FASB Interpretation No.45; and Clarification of the Effective Date of FASB Statement No.161”, which is now included in ASC 815. The pronouncement requires enhanced disclosures about credit derivatives and certain guarantees to address the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives and certain guarantees. The pronouncement is effective for reporting periods ending after November 15, 2008. The pronouncement is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In November 2008, the EITF reached a consensus on Issue No.08-6, “Equity Method Investment Accounting Considerations”, which is now included in ASC 323, “Investments—Equity Method and Joint Ventures” (“ASC 323”). The consensus clarifies the accounting for (1) initial measurement, (2) decrease in investment value and (3) change in level of ownership or degree of influence related to equity method investments. The consensus is effective for reporting periods beginning after December 15, 2008. The adoption of the consensus did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In December 2008, the FASB issued FSP No.FAS132(R)-1, “Employers’ Disclosures about Postretirement Benefit Plan Assets”, which is now included in ASC 715, “Compensation—Retirement Benefits” (“ASC 715”). The pronouncement requires additional disclosures about plan assets of a defined benefit pension or other postretirement plan, including investment strategies, fair value of major categories of plan assets and valuation techniques used to measure the fair value of plan assets. The pronouncement is effective for fiscal years ending after December 15, 2009, with early adoption permitted. The pronouncement is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In December 2008, the FASB issued FSP No.FAS140-4 and FIN46(R)-8, “Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities”, which is now included in ASC 810 and ASC 860. The pronouncement requires public entities to provide additional disclosures about transfers of financial assets. It also requires public enterprises, including sponsors that have a variable interest in a VIE, to provide additional disclosures about their involvement with VIEs. In addition, the pronouncement requires disclosures by a public enterprise that is (a) a sponsor of a qualifying special-purpose entity (“SPE”) that holds a variable interest in the qualifying SPE but was not the transferor of financial assets to the qualifying SPE and (b) a servicer of a qualifying SPE that holds a significant variable interest in the qualifying SPE but was not the transferor of financial assets to the qualifying SPE. The pronouncement is effective for the first reporting period ending after December 15, 2008. The pronouncement is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In January 2009, the FASB issued FSP No.EITF99-20-1, “Amendments to the Impairment Guidance of EITF Issue No.99-20”, which is now included in ASC 320, “Investments—Debt and Equity Securities” (“ASC 320”). The pronouncement amends the impairment guidance in EITF Issue No.99-20, “Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets”, to achieve more consistent determination of whether an other-than-temporary impairment has occurred. The pronouncement also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements and other related guidance. The pronouncement is effective for reporting periods ending after December 15, 2008. The adoption of the pronouncement did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In April 2009, the FASB issued FSP No.FAS107-1 and APB28-1, “Interim Disclosures about Fair Value of Financial Instruments”, which is now included in ASC 825. The pronouncement requires disclosures about the fair value of financial instruments for interim financial reporting periods of publicly traded companies as well as in annual financial statements. The pronouncement also amends ASC 270, “Interim Reporting” (“ASC 270”), to require those disclosures in summarized financial information at interim reporting periods. The pronouncement is effective for interim reporting periods ending after June 15, 2009. The pronouncement is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In April 2009, the FASB issued FSP No.FAS115-2 and FAS124-2, “Recognition and Presentation of Other-Than-Temporary Impairments”, which is now included in ASC 320, and amends the other-than-temporary impairment model for debt securities. The pronouncement requires an entity to recognize the credit component of an other-than-temporary impairment of a debt security in earnings and the noncredit component in other comprehensive income when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery. In addition, the pronouncement expands existing disclosures and requires new disclosures about other-than-temporary impairments. The pronouncement is effective for interim and annual reporting periods ending after June 15, 2009. The MHFG Group adopted the pronouncement as of April 1, 2009 that resulted in a decrease to the beginning balance of Accumulated deficit of ¥99,910 million, which was reclassified to Accumulated other comprehensive income, net of tax. See Note 5 “Investments” for further discussion of the impact of the pronouncement.

In May 2009, the FASB issued SFAS No.165, “Subsequent Events”, which is now included in ASC 855, “Subsequent Events” (“ASC 855”). The statement establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The statement is effective for interim or annual financial periods ending after June 15, 2009. In February 2010, the FASB issued Accounting Standards Update (“ASU”) No.2010-09, “Subsequent Events (Topic 855)—Amendments to Certain Recognition and Disclosure Requirements” (“ASU No.2010-09”). The ASU removes the requirement for a U.S. Securities and Exchange Commission (“SEC”) filer to disclose the date through which subsequent events have been evaluated. The ASU is effective upon issuance. The adoption of the statement and the ASU did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In June 2009, the FASB issued SFAS No.166, “Accounting for Transfers of Financial Assets—an amendment of FASB Statement No.140” (“SFAS No.166”), which is now included in ASC 860. The statement requires more information about transfers of financial assets, including securitization transactions, where enterprises have continuing exposure to the risks related to the transferred financial assets. The statement eliminates the concept of qualifying SPE and modifies the requirements for derecognizing financial assets. The statement is effective as of the beginning of the first fiscal year that begins after November 15, 2009.

In June 2009, the FASB issued SFAS No.167, “Amendments to FASB Interpretation No.46(R)” (“SFAS No.167”), which is now included in ASC 810. The statement provides new guidance on how an enterprise determines whether the enterprise’s variable interests give it a controlling financial interest in VIEs. The determination is based on, among other things, VIE’s purpose and design, an enterprise’s ability to direct the activities of the VIE that most significantly impact the entity’s economic performance, and if an enterprise has the obligation to absorb losses of or the right to receive benefits from the VIE that could be significant. The statement is effective as of the beginning of the first fiscal year that begins after November 15, 2009. In February 2010, the FASB issued ASU No.2010-10, “Consolidation (Topic 810)—Amendments for Certain Investment Funds” (“ASU No.2010-10”). The ASU provides that the consolidation requirements of SFAS No.167 are deferred for an entity that has all the attributes of an investment company (or similar entity). On April 1, 2010, The MHFG Group adopted SFAS No.167, together with SFAS No.166, which primarily resulted in the consolidation of certain former qualifying SPEs, guaranteed principal money trust products and collateral loan obligations (“CLO”) where the MHFG Group acts as an asset manager. The adoption of the statements resulted in an increase to the beginning balance of additional paid-in capital included in Common stock of ¥334 million, and a decrease to the beginning balance of Accumulated deficit and Accumulated other comprehensive income of ¥1,382 million and ¥6,273 million, respectively.

In August 2009, the FASB issued ASU No.2009-05, “Fair Value Measurements and Disclosures (Topic 820)—Measuring Liabilities at Fair Value” (“ASU No.2009-05”). The ASU provides new guidance clarifying how to measure the fair value of liabilities, particularly in circumstances in which a quoted price in an active market for the identical liability is not available. It also clarifies that a restriction preventing the transfer of a liability should not be considered as a separate input or adjustment in measurement of the fair value. The ASU is effective for the first reporting period, including interim periods, beginning after issuance. The adoption of ASU No.2009-05 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In September 2009, the FASB issued ASU No.2009-12, “Fair Value Measurements and Disclosures (Topic 820) —Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU No.2009-12”). The ASU permits, as a practical expedient, a reporting entity to measure the fair value of an alternative investment on the basis of the net asset value per share (“NAV”), if certain criteria are met. The ASU only applies to investments that do not have a readily determinable fair value in investment companies or similar entities. The ASU also provides guidance on the clarification of fair value hierarchy for such investments and requires enhanced disclosures by each major category of those investments. The ASU is effective for interim and annual reporting periods ending after December 15, 2009. The adoption of ASU No.2009-12 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In January 2010, the FASB issued ASU No.2010-02, “Consolidation (Topic 810)—Accounting and Reporting for Decreases in Ownership of a Subsidiary—a Scope Clarification” (“ASU No.2010-02”). The ASU amends ASC 810-10 and related guidance within U.S. GAAP to clarify the scope of decreases in ownership. The ASU also expands disclosure requirements about (1) the valuation techniques used to measure the fair value of retained investments in the former subsidiary and (2) the nature of continuing involvement and related party relationships. The ASU is effective beginning in the first interim or annual reporting period ending on or after December 15, 2009 and the amendments should be applied retrospectively to the first period that SFAS No.160 was adopted. The adoption of ASU No.2010-02 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In January 2010, the FASB issued ASU No.2010-06, “Fair Value Measurements and Disclosures (Topic 820)— Improving Disclosures about Fair Value Measurements” (“ASU No.2010-06”). The ASU provides amendments to ASC 820 that require new disclosures regarding (1) transfers in and out of Levels 1 and 2 and (2) more detailed activity in Level 3. The ASU also provides amendments to ASC 820 that clarify existing disclosures regarding (1) level of disaggregation and (2) inputs and valuation techniques. The ASU is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures related to the activity in Level 3, which do not become effective until fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. ASU No.2010-06 is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In March 2010, the FASB issued ASU No.2010-11, “Derivatives and Hedging (Topic 815)—Scope Exception Related to Embedded Credit Derivatives” (“ASU No.2010-11”). The ASU clarifies the scope exception for embedded credit derivative features related to the transfer of credit risk, which are subject to potential bifurcation, and indicate circumstances which do not qualify for the scope exception. The ASU is effective at the beginning of the first fiscal quarter beginning after June 15, 2010. The adoption of ASU No.2010-11 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In July 2010, the FASB issued ASU No.2010-20, “Receivables (Topic 310)—Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU No.2010-20”). The ASU requires disclosures that facilitate financial statement users’ evaluation of (1) the nature of credit risk inherent in the entity’s portfolio of financing receivables, (2) how that risk is analyzed and assessed in arriving at the allowance for credit losses and (3) the changes and reasons for those changes in the allowance for credit losses. The new disclosures required include (1) aging of past due receivables, (2) credit quality indicators, and (3) modifications of financing receivables. It is also required that the certain existing disclosures should be provided on a disaggregated basis. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010, whereas the disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. In January 2011, the FASB issued ASU No.2011-01, “Receivables (Topic310)—Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No.2010-20” (“ASU No.2011-01”) to delay the effective date of the disclosures about troubled debt restructurings for public entities, and in April 2011, it was provided that such disclosure requirements would be effective for interim and annual periods beginning on or after June 15, 2011 in ASU No.2011-02, “Receivables (Topic310)—A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring” (“ASU No.2011-02”). ASU No.2010-20 is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

Accounting pronouncements issued but not yet effective

In June 2007, the American Institute of Certified Public Accountants (“AICPA”) issued Statement of Position (“SOP”) No.07-1, “Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies”, which is now included in ASC 946, “Financial Services—Investment Companies” (“ASC 946”), and provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (“the Guide”). The statement was expected to be effective for fiscal years beginning on or after December 15, 2007, with earlier application encouraged. However, in February 2008, the FASB issued FSP No.SOP07-1-1, “Effective Date of AICPA Statement of Position 07-1”, which is now included in ASC 946 as well, to delay the effective date of SOP No.07-1 indefinitely in order to address implementation issues. The MHFG Group does not expect that the current form of the statement will have a material impact on its consolidated results of operations or financial condition.

In December 2010, the FASB issued ASU No.2010-28, “Intangibles—Goodwill and Other (Topic 350)—When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts” (“ASU No.2010-28”). The ASU requires Step 2 of the impairment test should be performed in circumstances where the carrying amount of a reporting unit is zero or negative and there are qualitative factors that indicate it is more likely than not that a goodwill impairment exists. The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. Early adoption is not permitted. The MHFG Group does not expect that the adoption of ASU No.2010-28 will have a material impact on its consolidated results of operations or financial condition.

In December 2010, the FASB issued ASU No.2010-29, “Business Combinations (Topic 805)—Disclosure of Supplementary Pro Forma Information for Business Combinations” (“ASU No.2010-29”). The ASU clarifies that, if a reporting entity presents comparative financial statements, the pro forma revenue and earnings of the combined entity should be reported as though the business combinations that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The ASU is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted. ASU No.2010-29 is an accounting principle which clarifies disclosure requirements, and has no impact on the MHFG Group’s consolidated results of operations or financial condition.

As described above, in April 2011, the FASB issued ASU No.2011-02, which sets the effective date of certain disclosure requirements which was deferred by ASU No.2011-01. ASU No.2011-02 also clarifies the guidance on a creditor’s evaluation for troubled debt restructurings of whether it has granted a concession and whether a debtor is experiencing financial difficulties. The ASU is effective for the first interim or annual period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption. The MHFG Group does not expect that the adoption of ASU No.2011-02 will have a material impact on its consolidated results of operations or financial condition.

In April 2011, the FASB issued ASU No.2011-03, “Transfers and Servicing (Topic 860)—Reconsideration of Effective Control for Repurchase Agreements” (“ASU No.2011-03”). The ASU amends the conditions to determine whether a transferor in repurchase agreements (repos) and other similar agreements maintains effective control over the financial assets transferred by removing from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. The ASU is effective for the first interim or annual period beginning on or after December 15, 2011, and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not permitted. The MHFG Group does not expect that the adoption of ASU No.2011-03 will have a material impact on its consolidated results of operations or financial condition.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820)—Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No.2011-04”) in order to improve comparability of fair value measurements presented and disclosed in financial statements prepared with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments in ASU No. 2011-04 change the wording to describe the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to align with IFRS. The amendments also clarify the existing fair value measurement and disclosure requirements, which include (1) application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and (3) disclosing quantitative information about the unobservable inputs used for Level 3 items. The amendments also change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements, which include (1) measuring the fair value of financial instruments that are managed within a portfolio, (2) application of premiums and discounts in a fair value measurement and (3) additional disclosures about fair value measurements. The ASU is effective for interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The MHFG Group is currently evaluating the potential impact that the adoption of ASU No.2011-04 will have on its consolidated results of operations and financial condition.

In June 2011, the FASB issued ASU No.2011-05, “Comprehensive Income (Topic 220)—Presentation of Comprehensive Income” (“ASU No.2011-05”). The ASU eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity, and requires that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The ASU also requires reclassification adjustments from other comprehensive income to net income be presented on the face of financial statements. The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and should be applied retrospectively. Early adoption is permitted. ASU No.2011-05 is an accounting principle which alters disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

Business Combination	12 Months Ended
Mar. 31, 2011
Business Combination

3. Business Combination

Shinko was a broker and dealer in securities and an equity method affiliate of the MHFG Group in which the Group owned 27.32 percent of the voting equity interests immediately before the business combination. On May 7, 2009, MHFG exchanged 30.30 percent of the voting equity interests in MHSC for 32.19 percent of the voting equity interests in Shinko and merged the two entities, in order to strengthen the Group’s securities arm so it is more competitive in a market with high uncertainty, improve its service providing capabilities and enable it to offer financial services to clients on a global basis.

This transaction was accounted for as a bargain purchase because the opening market price of Shinko’s common shares on the acquisition date was less than the fair value of net assets per common share. As a result, a pretax gain of ¥106,310 million is recorded in Other noninterest income during the fiscal year ended March 31, 2010.

The following table summarizes the consideration paid for Shinko and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date, as well as the fair value at the acquisition date of the noncontrolling interests in Shinko.

At May 7, 2009
(in millions of yen)
Consideration
Equity instruments (3,451,755 common shares of MHSC)	58,600

Fair value of total consideration transferred	58,600
Fair value of MHFG’s equity interests in Shinko held before the business combination	49,265

107,865

Recognized amounts of identifiable assets acquired
Cash and due from banks	118,725
Interest-bearing deposits in other banks	32,344
Receivables under securities borrowing transactions	831,839
Trading account assets	1,008,004
Investments	98,937
Loans	14,248
Premises and equipment	57,004
Accrued income	7,462
Intangible assets (Note)	73,949
Other assets	76,734
Recognized amounts of identifiable liabilities assumed
Call money and funds purchased	41,000
Payables under repurchase agreements	27,111
Payables under securities lending transactions	745,131
Other short-term borrowings	357,813
Trading account liabilities	671,841
Income taxes payable	490
Deferred tax liabilities	25,633
Accrued expenses	5,777
Long-term debt	75,795
Other liabilities	75,162

Total identifiable net assets	293,493

Noncontrolling interests in Shinko	79,318
Gain on the bargain purchase	106,310

107,865

Note: Amounts represent customer relationships subject to amortization, of which the weighted-average amortization period is 16 years.

The fair value of the 3,451,755 common shares of MHSC as the consideration paid for Shinko (¥58,600 million) and the noncontrolling interests in Shinko (¥79,318 million) were determined on the basis of the opening market price of Shinko’s common shares on the acquisition date.

The MHFG Group recognized a gain of ¥364 million as a result of remeasuring to fair value its 27.32 percent of the voting equity interests in Shinko held before the business combination. The gain is included in Other noninterest income in the Group’s consolidated statements of income for the fiscal year ended March 31, 2010.

The revenue and earnings of Shinko since the acquisition date included in the Group’s consolidated statements of income for the fiscal year ended March 31, 2010 are not material. Furthermore, the revenue and earnings of the MHFG Group, other than a gain on the bargain purchase described above, would not differ significantly than those reported in the consolidated statements of income if the business combination had occurred as of April 1, 2008.

Trading account assets and trading account liabilities	12 Months Ended
Mar. 31, 2011
Trading account assets and trading account liabilities

4. Trading account assets and trading account liabilities

The following table presents the components of Trading account assets and Trading account liabilities at their fair value at March 31, 2010 and 2011:

	2010	2011
	(in millions of yen)
Trading account assets:
Trading securities:
Japanese government and corporate debt securities	7,765,716	7,056,932
Japanese equity securities	271,440	391,491
Foreign government bonds and other securities	7,449,783	7,531,058

Total	15,486,939	14,979,481

Derivative assets:
Interest rate contracts	12,187,368	9,963,943
Foreign exchange contracts	3,457,282	2,844,798
Equity-related contracts	157,534	153,761
Credit-related contracts	116,102	59,502
Other contracts, mainly commodity-related contracts	122,744	104,414

Total	16,041,030	13,126,418

Total	31,527,969	28,105,899

Trading account liabilities:
Trading securities sold, not yet purchased	4,114,020	4,414,702
Derivative liabilities:
Interest rate contracts	11,738,251	9,541,145
Foreign exchange contracts	3,174,580	2,465,219
Equity-related contracts	170,484	150,246
Credit-related contracts	104,113	38,751
Other contracts, mainly commodity-related contracts	101,108	86,343

Total	15,288,536	12,281,704

Total	19,402,556	16,696,406

See Note 29 “Fair value” for the methodologies and assumptions used to estimate fair values.

The MHFG Group performs trading activities through market-making, sales, and arbitrage. Net trading gains for the fiscal years ended March 31, 2009, 2010 and 2011 are comprised of the following:

	2009	2010	2011
	(in millions of yen)
Trading account gains (losses)—net:
Trading securities, excluding derivative contracts	(160,804)	226,278	55,339
Derivative contracts	282,822	195,315	150,677

Total	122,018	421,593	206,016
Foreign exchange gains (losses)—net	23,769	(1,311)	55,998

Net trading gains	145,787	420,282	262,014

Investments	12 Months Ended
Mar. 31, 2011
Investments

5. Investments

The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale and held-to-maturity securities at March 31, 2010 and 2011 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2010 (1)
Available-for-sale securities:
Debt securities:
Japanese government bonds	28,271,986	21,826	65,023	28,228,789
Japanese local gov’t bonds	154,897	2,065	115	156,847
U.S. Treasury bonds	112,680	57	327	112,410
Other foreign gov’t bonds	318,167	1,324	32	319,459
Agency mortgage-backed securities (2)	530,204	5,386	600	534,990
Residential mortgage-backed securities	1,008,367	11,039	8,716	1,010,690
Commercial mortgage-backed securities	674,964	2,870	27,660	650,174
Japanese corporate bonds and other debt securities	2,723,309	53,701	8,934	2,768,076
Foreign corporate bonds and other debt securities	713,613	30,949	8,577	735,985
Equity securities (marketable)	2,007,370	1,280,501	3,926	3,283,945

Total	36,515,557	1,409,718	123,910	37,801,365

Held-to-maturity securities:
Debt securities:
Japanese government bonds	600,456	4,413	394	604,475
Japanese corporate bonds	2,923	14	—	2,937

Total	603,379	4,427	394	607,412

2011	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	29,280,682	10,572	78,001	29,213,253
Japanese local gov’t bonds	229,440	2,139	1,410	230,169
U.S. Treasury bonds	128,507	397	522	128,382
Other foreign gov’t bonds	290,428	331	181	290,578
Agency mortgage-backed securities (2)	769,182	3,496	7,710	764,968
Residential mortgage-backed securities	753,625	11,358	5,426	759,557
Commercial mortgage-backed securities	509,294	2,961	26,007	486,248
Japanese corporate bonds and other debt securities	3,170,653	41,456	14,581	3,197,528
Foreign corporate bonds and other debt securities	624,877	23,785	2,954	645,708
Equity securities (marketable)	1,918,733	922,649	8,832	2,832,550

Total	37,675,421	1,019,144	145,624	38,548,941

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,200,615	7,361	1,269	1,206,707
Japanese corporate bonds	1,508	5	—	1,513

Total	1,202,123	7,366	1,269	1,208,220

Notes:

(1)	Certain amounts for the fiscal year ended March 31, 2010 have been summarized to conform to the current period’s presentation.
(2)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥57,539 million and ¥477,451 million, respectively, at March 31, 2010, and ¥82,632 million and ¥682,336 million, respectively, at March 31, 2011. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

The amortized cost and fair value of available-for-sale and held-to-maturity debt securities at March 31, 2011 by contractual maturity are shown in the table below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties. Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their original final or contractual maturities.

	Available-for-sale debt securities		Held-to-maturity debt securities
	Amortized cost	Fair value	Amortized cost	Fair value
	(in millions of yen)
Due in one year or less	15,495,392	15,505,802	501	502
Due after one year through five years	14,893,687	14,870,097	1,201,622	1,207,718
Due after five years through ten years	3,367,910	3,328,655	—	—
Due after ten years	1,999,699	2,011,837	—	—

Total	35,756,688	35,716,391	1,202,123	1,208,220

The following tables show the gross unrealized losses and fair value of available-for-sale and held-to-maturity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2010 and 2011:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2010 (1)
Available-for-sale securities:
Debt securities:
Japanese government bonds	10,159,459	47,899	544,908	17,124	10,704,367	65,023
Japanese local gov’t bonds	33,176	104	261	11	33,437	115
U.S. Treasury bonds	89,754	327	16	—	89,770	327
Other foreign gov’t bonds	45,805	31	1,365	1	47,170	32
Agency mortgage-backed securities (2)	85,531	227	41,075	373	126,606	600
Residential mortgage-backed securities	17,022	131	451,421	8,585	468,443	8,716
Commercial mortgage-backed securities	45,712	904	505,796	26,756	551,508	27,660
Japanese corporate bonds and other debt securities	500,023	7,435	95,183	1,499	595,206	8,934
Foreign corporate bonds and other debt securities	83,703	5,545	183,735	3,032	267,438	8,577
Equity securities (marketable)	43,362	3,421	4,942	505	48,304	3,926

Total	11,103,547	66,024	1,828,702	57,886	12,932,249	123,910

Held-to-maturity securities:
Debt securities:
Japanese government bonds	199,670	394	—	—	199,670	394

Total	199,670	394	—	—	199,670	394

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2011
Available-for-sale securities:
Debt securities:
Japanese government bonds	17,012,827	54,063	1,284,639	23,938	18,297,466	78,001
Japanese local gov’t bonds	121,689	1,410	—	—	121,689	1,410
U.S. Treasury bonds	84,209	522	3	—	84,212	522
Other foreign gov’t bonds	148,135	181	—	—	148,135	181
Agency mortgage-backed securities (2)	520,937	7,710	—	—	520,937	7,710
Residential mortgage-backed securities	40,706	359	251,170	5,067	291,876	5,426
Commercial mortgage-backed securities	1,499	1	355,884	26,006	357,383	26,007
Japanese corporate bonds and other debt securities	1,133,710	13,047	276,244	1,534	1,409,954	14,581
Foreign corporate bonds and other debt securities	116,588	1,324	126,015	1,630	242,603	2,954
Equity securities (marketable)	101,214	8,462	2,154	370	103,368	8,832

Total	19,281,514	87,079	2,296,109	58,545	21,577,623	145,624

Held-to-maturity securities:
Debt securities:
Japanese government bonds	299,022	1,269	—	—	299,022	1,269

Total	299,022	1,269	—	—	299,022	1,269

Notes:
(1)	Certain amounts for the fiscal year ended March 31, 2010 have been summarized to conform to the current period’s presentation.
(2)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥17,004 million and ¥109,602 million, respectively, at March 31, 2010, and ¥55,327 million and ¥465,610 million, respectively, at March 31, 2011. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

The MHFG Group performs periodic reviews to identify impaired securities. Impairment is evaluated considering the length of time and extent to which the fair value has been below cost, the financial condition and near-term prospects of the issuer, as well as the MHFG Group’s ability and intent to hold the investments for an adequate period of time until an anticipated market price recovery or maturity.

Effective April 1, 2009, the MHFG Group adopted FSP No.FAS115-2 and FAS124-2, “Recognition and Presentation of Other-Than-Temporary Impairments”, which is now included in ASC 320. The FSP amended the other-than-temporary impairment model for debt securities. Under the new model, if an entity has the intent to sell a debt security or more likely than not will be required to sell a debt security before recovery of its amortized cost basis, the full amount of an other-than-temporary impairment loss shall be recognized immediately through earnings. Other than either case described above, an entity must evaluate expected cash flows to be received and determine if a credit loss exists, and if so, the amount of other-than-temporary impairment related to the credit loss shall be recognized in earnings, while the remaining decline in fair value shall be recognized in other comprehensive income, net of applicable taxes. As the FSP does not affect the other-than-temporary impairment model for equity securities, equity securities deemed other-than-temporarily impaired are written down to fair value, with the full decline recognized in earnings.

For certain Japanese government bonds held at April 1, 2009 for which an other-than-temporary impairment was previously recognized, the MHFG Group recorded the cumulative effect of initially applying the FSP as a decrease to the beginning balance of Accumulated deficit with a corresponding adjustment to Accumulated other comprehensive loss, net of tax. Considering the factors that the MHFG Group does not intend to sell those securities, it is not more likely than not that the Group will be required to sell them before recovery of their amortized cost basis, and no credit deterioration exists in those securities, ¥99,910 million of other-than-temporary impairment charges previously recorded through earnings are reclassified to Accumulated other comprehensive loss, net of tax (pre-tax amount of ¥141,212 million offset by tax effect of ¥33,775 million and noncontrolling interests of ¥7,527 million).

The MHFG Group has determined that the unrealized losses on investments in a continuous loss position for 12 months or more at March 31, 2011, are not other-than-temporary, because such losses have resulted primarily from reduced liquidity rather than credit deterioration, the Group has no intent to sell nor is it more likely than not the Group will be required to sell those securities before recovery of their amortized costs, and the present value of cash flows expected to be collected is not less than the amortized cost basis of the security.

For the fiscal years ended March 31, 2009 and 2010, the MHFG Group recognized in earnings other-than-temporary impairment on available-for-sale securities of ¥462,909 million and ¥92,497 million, respectively. No impairment losses were recorded on held-to-maturity securities for those fiscal years.

For the fiscal year ended March 31, 2011, the MHFG Group recognized in earnings other-than-temporary impairment on available-for-sale securities of ¥77,042 million, of which ¥12,394 million was on debt securities and ¥64,648 million was on equity securities. The other-than-temporary impairment losses for debt securities were mainly attributable to the decline in the fair value of commercial mortgage-backed securities (“CMBS”) that the MHFG Group had the intent to sell. In accordance with ASC 320-10-35-33A and ASC 320-10-35-34B, the other-than-temporary impairment of these securities was recognized in earnings. The remaining CMBS with unrealized losses that were categorized in the same security type with similar credit risks were not considered other-than-temporarily impaired because the MHFG Group determined that it was expected to recover their entire amortized cost basis, after considering various factors such as the extent to which their fair values were below their amortized costs, external rating changes and the present values of cash flows expected to be collected. The MHFG Group did not intend to sell them nor was it more likely than not that the Group would be required to sell them before recovery of their amortized cost basis. Certain equity securities were determined not to be other-than-temporarily impaired as the length of time that their fair values were below their costs were reasonably short and/or the impairments were immaterial in amount. No impairment losses were recorded on held-to-maturity securities for the period.

There has been no amount related to credit losses recognized in earnings on debt securities where a portion of other-than-temporary impairment was recognized in other comprehensive income ever since the adoption of the new impairment model for debt securities on April 1, 2009.

For the fiscal years ended March 31, 2009, 2010 and 2011, gross realized gains on sales of available-for-sale securities were ¥212,500 million, ¥248,254 million and ¥194,908 million, respectively, and gross realized losses on those sales were ¥120,324 million, ¥26,492 million and ¥40,376 million, respectively.

Other investments

The following table summarizes the composition of other investments:

	2010	2011
	(in millions of yen)
Equity method investments	184,555	172,326
Investments held by consolidated investment companies	95,518	285,716
Other equity interests	567,855	494,534

Total other investments	847,928	952,576

Equity method investments

Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. Such investments included marketable equity securities carried at ¥5,057 million and ¥15,420 million, at March 31, 2010 and 2011, respectively. The aggregated market values of those marketable equity securities were ¥7,695 million and ¥20,398 million, respectively.

On September 22, 2010, the MHFG Group converted certain preferred shares of Orient Corporation (“Orico”) into the common shares of Orico. As a result of the effective acquisition of such common shares, the Group’s proportionate share to the total outstanding common shares of Orico increased to 27.1%. The Group’s proportionate share as of March 31, 2011 was 25.7%, and accordingly, the Group classifies its investment in Orico as equity method investments. Retroactive application of the equity method of accounting to the investments in Orico did not have a material effect on the Group’s consolidated results of operations, financial condition, or retained earnings. The Group and certain third parties still hold convertible preferred shares of Orico, and if fully converted, the Group’s proportionate share to the total outstanding common shares of Orico would increase to 58.0%.

Investments held by consolidated investment companies

The MHFG Group consolidates certain investment companies for which it has control either through ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The MHFG Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable investments.

Other equity interests

Other equity interests consist primarily of non-marketable equity securities outside the scope of ASC 320, for which the MHFG Group has neither significant influence nor control over the investees. These securities are stated at acquisition cost, with other-than-temporary impairment, if any, included in earnings. The fair values of these securities at March 31, 2010 and 2011 were not readily determinable. The MHFG Group monitors the status of each investee, including its credit rating, to determine whether impairment losses should be recognized.

Loans	12 Months Ended
Mar. 31, 2011
Loans

6. Loans

The table below presents loans outstanding by domicile and industry of borrower at March 31, 2010 and 2011:

	2010	2011
	(in millions of yen)
Domestic:
Manufacturing	8,065,169	7,617,139
Construction and real estate	7,854,069	7,308,324
Services	5,152,670	4,286,744
Wholesale and retail	5,306,409	5,313,766
Transportation and communications	3,237,678	3,228,202
Banks and other financial institutions	4,289,460	3,908,065
Government and public institutions	5,459,188	7,154,049
Other industries (1)	3,332,153	3,758,540
Individuals:
Mortgage loans	11,093,236	11,436,486
Other	788,335	745,065

Total domestic	54,578,367	54,756,380

Foreign:
Commercial and industrial	7,236,684	6,964,802
Banks and other financial institutions	1,721,861	2,587,531
Government and public institutions	292,466	453,066
Other (1)	31,503	9,662

Total foreign	9,282,514	10,015,061

Total	63,860,881	64,771,441
Less: Unearned income and deferred loan fees—net	78,030	81,627

Total loans before allowance for loan losses	63,782,851	64,689,814

Notes:

(1)	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.
(2)	The MHFG Group partially changed the category of industry sector to be consistent with class of financing receivables under ASU No.2010-20 which the Group adopted in the fiscal year ended March 31, 2011. Certain amounts in the prior period have been reclassified to conform to the current period’s presentation.

Net losses on sales of loans were ¥49,822 million, ¥5,860 million and ¥886 million, of which valuation losses related to loans held for sale accounted for at the lower of cost or fair value were ¥37,922 million, ¥1,759 million and ¥645 million for the fiscal years ended March 31, 2009, 2010 and 2011, respectively.

The MHFG Group reclassified certain loans held for sale within Other assets to Loans at their lower of cost or fair value during the fiscal year ended March 31, 2009. See consolidated statements of cash flows for the amount reclassified.

Credit quality information

Under the MHFG Group’s credit risk management, the Group uses an internal rating system that consists of credit ratings and pool allocations as the basis of its risk management infrastructure.

Credit ratings consist of obligor ratings which represent the level of credit risk of the obligor, and transaction ratings which represent the ultimate possibility of incurrence of losses for individual loan by taking into consideration various factors such as collateral or guarantee involved. In principle, obligor ratings are applied to all obligors except those to which pool allocations are applied, and are subject to regular review at least once a year as well as special review which is required whenever the obligor’s credit standing changes.

Pool allocations are applied to small balance loans. The MHFG Group pools loans with similar risk characteristics, and the risk is assessed and managed according to such pool.

The Group generally reviews the appropriateness and effectiveness of the approach to obligor ratings and pool allocations once a year in accordance with predetermined procedures.

The table below presents the MHFG Group’s definition of obligor ratings used by MHBK, MHCB and MHTB:

Obligor category	Obligor rating	Definition
Normal	A	Obligors whose certainty of debt fulfillment is very high, hence their level of credit risk is very low.

	B	Obligors whose certainty of debt fulfillment poses no problems for the foreseeable future, and their level of credit risk is sufficient.

	C	Obligors whose certainty of debt fulfillment and their level of credit risk pose no problems for the foreseeable future.

	D	Obligors whose current certainty of debt fulfillment poses no problems, however, their resistance to future environmental changes is low.

Watch	E1	Obligors that require observation going forward because of either minor concerns regarding their financial position, or somewhat weak or unstable business conditions.

	E2	Obligors that require special observation going forward because of problems with their borrowings such as reduced or suspended interest payments, problems with debt fulfillment such as failure of principal or interest payments, or problems with their financial position as a result of their weak or unstable business condition.

Intensive control	F	Obligors that are not yet bankrupt but are in financial difficulties and are deemed likely to become bankrupt in the future because of insufficient progress in implementing their management improvement plans or other measures (including obligors that are receiving ongoing support from financial institutions).

Substantially bankrupt	G	Obligors that have not yet become legally or formally bankrupt but are substantially insolvent because they are in serious financial difficulties and are deemed to be incapable of being restructured.

Bankrupt	H	Obligors that have become legally or formally bankrupt.

The table below presents credit quality information of non-impaired loans based on the MHFG Group’s internal rating system at March 31, 2011:

	Normal obligors				Watch obligors excluding special attention obligors (1)
	A-B	C-D	Retail (2)	Other (3)	E1-E2	Retail (2)	Other (3)	Total
	(in millions of yen)
2011
Domestic:
Manufacturing	4,136,439	2,230,245	108,053	270,870	511,115	30,536	20,200	7,307,458
Construction and real estate	2,374,750	3,367,262	714,994	100,301	447,221	38,993	6	7,043,527
Services	1,908,978	1,737,894	216,879	10,935	268,270	35,884	—	4,178,840
Wholesale and retail	1,747,661	2,575,281	236,556	76,199	441,637	59,703	137	5,137,174
Transportation and communications	1,857,583	1,104,179	87,813	305	109,605	14,996	39	3,174,520
Banks and other financial institutions	2,897,448	783,833	1,963	765	220,569	80	—	3,904,658
Government and public institutions	7,081,238	—	—	72,811	—	—	—	7,154,049
Other industries	1,410,665	196,124	3,318	2,042,711	13,513	655	90,507	3,757,493
Individuals	—	203,805	11,273,403	239,229	59,371	111,055	4,902	11,891,765

Total domestic	23,414,762	12,198,623	12,642,979	2,814,126	2,071,301	291,902	115,791	53,549,484

Foreign:
Total foreign	5,015,595	2,754,922	1,717	1,157,535	901,673	82	67,864	9,899,388

Total	28,430,357	14,953,545	12,644,696	3,971,661	2,972,974	291,984	183,655	63,448,872

Notes:

(1)	Special attention obligors are watch obligors with restructured or 90 days or more delinquent debt. Loans to such obligors are not included in the table above, because the MHFG Group considers all such loans impaired.
(2)	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
(3)	Loans held by subsidiaries other than MHBK, MHCB, and MHTB constitute Other, since their portfolio segments are not identical to those used by MHBK, MHCB, and MHTB.

Impaired loans

The MHFG Group considers loans to be impaired when it is probable that the Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loan. The MHFG Group determines loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as impaired loans, and all of the Group’s impaired loans are designated as nonaccrual loans. The table below presents impaired loans information at March 31, 2010 and 2011.

	Recorded investment (2)	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized (3)
	(in millions of yen)
2010

Impaired loans requiring an allowance for loan losses:
Total	1,107,860		434,987

Impaired loans not requiring an allowance for loan losses (1):
Total	296,418		—

Total:
Total	1,404,278		434,987	1,430,423	34,811

2011
Impaired loans requiring an allowance for loan losses:
Domestic:
Manufacturing	294,921	320,481	112,080	273,453	4,804
Construction and real estate	203,948	249,217	54,752	210,703	4,196
Services	93,168	108,673	30,783	129,262	1,973
Wholesale and retail	162,326	178,860	63,289	151,010	3,138
Transportation and communications	47,879	50,086	21,517	101,461	1,321
Banks and other financial institutions	3,353	3,865	1,388	13,184	94
Other industries	574	1,439	178	842	5
Individuals	118,013	136,296	11,220	95,610	2,646

Total domestic	924,182	1,048,917	295,207	975,525	18,177

Foreign:
Total foreign	103,104	107,602	38,137	100,394	2,014

Total	1,027,286	1,156,519	333,344	1,075,919	20,191
2011

Impaired loans not requiring an allowance for loan losses (1):
Domestic:
Manufacturing	14,760	42,747	—	15,874	187
Construction and real estate	60,849	95,904	—	71,935	479
Services	14,736	53,407	—	19,870	324
Wholesale and retail	14,266	108,708	—	16,988	221
Transportation and communications	5,803	20,697	—	5,361	62
Banks and other financial institutions	54	6,262	—	233	1
Other industries	473	1,645	—	382	2
Individuals	171,773	188,799	—	151,303	1,455

Total domestic	282,714	518,169	—	281,946	2,731

Foreign:
Total foreign	12,569	69,430	—	17,021	159

Total	295,283	587,599	—	298,967	2,890

Total:
Domestic:
Manufacturing	309,681	363,228	112,080	289,327	4,991
Construction and real estate	264,797	345,121	54,752	282,638	4,675
Services	107,904	162,080	30,783	149,132	2,297
Wholesale and retail	176,592	287,568	63,289	167,998	3,359
Transportation and communications	53,682	70,783	21,517	106,822	1,383
Banks and other financial institutions	3,407	10,127	1,388	13,417	95
Other industries	1,047	3,084	178	1,224	7
Individuals	289,786	325,095	11,220	246,913	4,101

Total domestic	1,206,896	1,567,086	295,207	1,257,471	20,908

Foreign:
Total foreign	115,673	177,032	38,137	117,415	2,173

Total	1,322,569	1,744,118	333,344	1,374,886	23,081

Notes:

(1)	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
(2)	Amounts also represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status is completely corresponded to the Group’s definition of impaired loans.
(3)	Amounts represent gross interest income on impaired loans which were included in Interest income on loans.

Age analysis of past due loans

The table below presents an analysis of the age of the recorded investment in loans that are past due at March 31, 2011:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in millions of yen)
2011
Domestic:
Manufacturing	1,847	2,613	29,306	33,766	7,583,373	7,617,139
Construction and real estate	6,537	8,125	103,607	118,269	7,190,055	7,308,324
Services	3,916	1,836	21,631	27,383	4,259,361	4,286,744
Wholesale and retail	4,662	4,891	30,707	40,260	5,273,506	5,313,766
Transportation and communications	1,151	1,060	7,980	10,191	3,218,011	3,228,202
Banks and other financial institutions	1	8	264	273	3,907,792	3,908,065
Government and public institutions	—	—	—	—	7,154,049	7,154,049
Other industries	100	1	671	772	3,757,768	3,758,540
Individuals	42,851	22,411	137,040	202,302	11,979,249	12,181,551

Total domestic	61,065	40,945	331,206	433,216	54,323,164	54,756,380

Foreign:
Total foreign	8,550	6,224	14,975	29,749	9,985,312	10,015,061

Total	69,615	47,169	346,181	462,965	64,308,476	64,771,441

Allowance for loan losses	12 Months Ended
Mar. 31, 2011
Allowance for loan losses

7. Allowance for loan losses

Changes in Allowance for loan losses for the fiscal years ended March 31, 2009 and 2010 are shown below:

	2009	2010
	(in millions of yen)
Balance at beginning of fiscal year	649,803	869,786

Provision (credit) for loan losses	567,396	222,102

Charge-offs	344,061	260,491
Less: Recoveries	28,881	53,808

Net charge-offs	315,180	206,683

Others (Note)	(32,233)	(5,772)

Balance at end of fiscal year	869,786	879,433

Note:	Others include primarily foreign exchange translation.

In accordance with ASC 450, a formula-based allowance utilizing historical loss factors, after adjusted for existing economic conditions where appropriate, is applied to groups of non-homogeneous loans and small balance, homogeneous loans which have not been identified as impaired. When management estimates probable credit losses to determine the allowance for loan losses, small balance, homogeneous loans are classified in the retail portfolio segment to which pool allocations apply, and loans other than classified in the retail portfolio segment are classified in the corporate portfolio segment. See Note 1 “Basis of presentation and summary of significant accounting policies” for further detail of the methodology used to determine allowance for loan losses and Note 6 “Loans” for further detail of obligor ratings and pool allocations.

The table below presents Allowance for loan losses and loans outstanding by portfolio segment at March 31, 2011:

	Corporate	Retail	Impaired loans	Other (3)	Total
	(in millions of yen)
2011

Allowance for loan losses:
Balance at beginning of fiscal year	305,832	23,141	431,611	118,849	879,433

Provision (credit) for loan losses	(60,120)	5,573	21,149	34,045	647

Charge-offs	—	—	166,527	18,063	184,590
Less: Recoveries	—	—	46,712	934	47,646

Net charge-offs	—	—	119,815	17,129	136,944

Others (1)	—	—	(7,926)	(680)	(8,606)

Balance at end of fiscal year	245,712	28,714	325,019	135,085	734,530

of which individually evaluated for impairment	2,028	—	245,073	53,424	300,525
of which collectively evaluated for impairment	243,684	28,714	79,946	81,661	434,005

Loans (2):
Balance at end of fiscal year	47,076,556	13,050,599	1,550,116	3,094,170	64,771,441

of which individually evaluated for impairment	38,058	—	1,139,475	51,421	1,228,954
of which collectively evaluated for impairment	47,038,498	13,050,599	410,641	3,042,749	63,542,487

Notes:

(1)	Others include primarily foreign exchange translation.
(2)	Amounts represent loan balances before deducting unearned income and deferred loan fees.
(3)	Amounts booked in subsidiaries other than MHBK, MHCB, and MHTB constitute Other, since their portfolio segments are not identical to those used by MHBK, MHCB, and MHTB.

Both the amount of provision for loan losses and charge-offs significantly increased in the fiscal year ended March 31, 2009 due mainly to the sharp downturn of the global economy.

Due mainly to an improvement in economic conditions, the amount of provision for loan losses and charge-offs significantly decreased in the fiscal year ended March 31, 2010.

Due mainly to upgrades in obligor category of some borrowers and other factors, the amount of provision for loan losses decreased in the fiscal year ended March 31, 2011.

Premises and equipment	12 Months Ended
Mar. 31, 2011
Premises and equipment

8. Premises and equipment

Premises and equipment at March 31, 2010 and 2011 consist of the following:

	2010	2011
	(in millions of yen)
Land	242,056	266,827
Buildings	675,630	710,226
Equipment and furniture	461,359	466,667
Leasehold improvements	90,004	88,107
Construction in progress	22,421	28,777
Software	645,321	683,514

Total	2,136,791	2,244,118
Less: Accumulated depreciation and amortization	1,088,874	1,129,914

Premises and equipment—net	1,047,917	1,114,204

Depreciation and amortization expense for premises and equipment for the fiscal years ended March 31, 2009, 2010 and 2011 was ¥146,191 million, ¥156,393 million and ¥162,128 million, respectively.

Premises and equipment under capital leases, which is primarily comprised of data processing equipment, amounted to ¥46,022 million and ¥47,074 million at March 31, 2010 and 2011, respectively. Accumulated depreciation and amortization on such premises and equipment at March 31, 2010 and 2011 amounted to ¥33,962 million and ¥28,954 million, respectively.

The MHFG Group recognized impairment losses of ¥9,299 million on premises and equipment for the fiscal year ended March 31, 2009, of which ¥7,703 million was recorded in General and administrative expenses and ¥1,596 million was recorded in Occupancy expenses. Such losses included ¥9,211 million of impairment losses on software and related server equipment recognized in the Global Retail Group due to the discontinuance of development of a next generation mainframe computer system of certain domestic consolidated subsidiary.

Goodwill and intangible assets	12 Months Ended
Mar. 31, 2011
Goodwill and intangible assets

9. Goodwill and intangible assets

Goodwill

The changes in Goodwill during the fiscal years ended March 31, 2009, 2010 and 2011 were as follows:

	Global Corporate Group	Global Retail Group	Total
	(in millions of yen)
2009
Balance at beginning of fiscal year	—	15,016	15,016
Goodwill acquired	—	—	—
Impairment losses recognized	—	—	—
Balance at end of fiscal year	—	15,016	15,016

Gross amount of goodwill	25,715	39,559	65,274
Accumulated impairment losses	25,715	24,543	50,258

2010
Balance at beginning of fiscal year	—	15,016	15,016
Goodwill acquired	—	—	—
Impairment losses recognized	—	—	—
Balance at end of fiscal year	—	15,016	15,016

Gross amount of goodwill	25,715	39,559	65,274
Accumulated impairment losses	25,715	24,543	50,258

2011
Balance at beginning of fiscal year	—	15,016	15,016
Goodwill acquired	1,973	—	1,973
Impairment losses recognized	—	9,379	9,379
Balance at end of fiscal year	1,973	5,637	7,610

Gross amount of goodwill	27,688	39,559	67,247
Accumulated impairment losses	25,715	33,922	59,637

Goodwill in the Global Retail Group is entirely related to the MHIS operating segment. Due to an adverse change in the business climate during the fiscal year ended March 31, 2011, it was determined that the carrying amount of the segment exceeded its fair value, which was calculated based on the quoted market price of MHIS’s common stock, as of March 31, 2011, the date of the annual impairment test. Therefore, a goodwill impairment loss of ¥9,379 million was recognized in the Global Retail Group during the fiscal year ended March 31, 2011.

Goodwill acquired in the Global Corporate Group during the fiscal year ended March 31, 2011 is entirely related to the acquisition of Eurekahedge Pte, LTD.

Intangible assets

The table below presents the gross carrying amount, accumulated amortization and net carrying amount of intangible assets, at March 31, 2010 and 2011.

	2010			2011
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions of yen)
Intangible assets subject to amortization:
Customer relationships (Note)	73,949	3,193	70,756	73,949	8,347	65,602
Other	2,867	2,384	483	2,587	2,190	397

Total	76,816	5,577	71,239	76,536	10,537	65,999

Intangible assets not subject to amortization:
Total	9,755	—	9,755	9,768	—	9,768

Total	86,571	5,577	80,994	86,304	10,537	75,767

Note:	Customer relationships were acquired by the merger of MHSC and Shinko. See Note 3 “Business combination” for further information.

For the fiscal years ended March 31, 2009, 2010, and 2011, the MHFG Group recognized ¥200 million, ¥3,917 million, and ¥5,292 million, respectively, of amortization expenses for intangible assets.

The table below presents the estimated aggregate amortization expenses for intangible assets for the next five years:

(in millions of yen)
Fiscal year ending March 31:
2012	5,443
2013	5,572
2014	5,669
2015	5,331
2016	5,042

Pledged assets and collateral	12 Months Ended
Mar. 31, 2011
Pledged assets and collateral

10. Pledged assets and collateral

The following amounts, by balance sheet classifications, have been pledged as collateral for borrowings and for other purposes at March 31, 2010 and 2011:

	2010	2011
	(in billions of yen)
Interest-bearing deposits in other banks	101	52
Trading account assets	10,231	9,747
Available-for-sale securities	13,092	18,000
Loans	8,711	9,520
Other assets	987	649

Total	33,122	37,968

The associated liabilities collateralized by the above assets at March 31, 2010 and 2011 are summarized below:

	2010	2011
	(in billions of yen)
Deposits	653	825
Call money and funds purchased	1,959	1,878
Payables under repurchase agreements	5,608	4,599
Payables under securities lending transactions	6,052	4,750
Other short-term borrowings	4,696	9,301
Long-term debt	3,475	4,989

Total	22,443	26,342

The Bank of Japan (“the BOJ”) requires private depository institutions to maintain a certain amount of funds as reserves in current accounts with the BOJ, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for foreign offices engaged in banking businesses in foreign countries. At March 31, 2010 and 2011, the reserve funds maintained by the MHFG Group, which were included in Cash and due from banks and Interest-bearing deposits in other banks, were ¥3,731 billion and ¥7,847 billion, respectively.

At March 31, 2010 and 2011, the MHFG Group had received collateral that can be sold or repledged, with a fair value of ¥15,251 billion and ¥15,275 billion, respectively, of which ¥13,538 billion and ¥13,504 billion, respectively, were sold or repledged. Such collateral was primarily obtained under resale or securities borrowing agreements, and was used generally as collateral under repurchase or securities lending agreements, or to cover short sales.

Deposits	12 Months Ended
Mar. 31, 2011
Deposits

11. Deposits

The balances of time deposits and certificates of deposit issued by domestic offices in amounts of ¥10 million (approximately US $121 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 31, 2011) or more as well as the balances of those deposits issued by foreign offices in amounts of US $100,000 or more at March 31, 2010 and 2011 are as follows:

	2010	2011
	(in millions of yen)
Domestic offices:
Time deposits	18,759,823	17,655,932
Certificates of deposit	8,563,870	7,853,270

Total	27,323,693	25,509,202

Foreign offices:
Time deposits	5,704,577	6,166,293
Certificates of deposit	1,723,924	1,796,966

Total	7,428,501	7,963,259

The aggregate amount of demand deposits in overdraft status that have been reclassified as loan balances at March 31, 2010 and 2011 was ¥606 billion and ¥582 billion, respectively.

The balance and remaining maturities of time deposits and certificates of deposit issued by domestic and foreign offices at March 31, 2011 are shown in the following table:

	Time deposits	Certificates of deposit	Total
	(in millions of yen)
Domestic offices:
Due in one year or less	23,429,136	7,852,760	31,281,896
Due after one year through two years	1,888,554	510	1,889,064
Due after two years through three years	1,312,042	—	1,312,042
Due after three years through four years	247,039	—	247,039
Due after four years through five years	267,861	—	267,861
Due after five years	125,580	—	125,580

Total	27,270,212	7,853,270	35,123,482

Foreign offices:
Due in one year or less	6,304,090	1,796,966	8,101,056
Due after one year through two years	6,678	—	6,678
Due after two years through three years	20,337	—	20,337
Due after three years through four years	111	—	111
Due after four years through five years	1,845	—	1,845
Due after five years	2,100	—	2,100

Total	6,335,161	1,796,966	8,132,127

Total	33,605,373	9,650,236	43,255,609

Debentures	12 Months Ended
Mar. 31, 2011
Debentures

12. Debentures

MHBK issues debentures denominated in Japanese yen with fixed interest rate to private investors as a source of funding for its operational needs. The following table presents interest rates and maturities of debentures:

	Interest rates	Maturities	2010	2011
	(%)		(in millions of yen)
Five-year coupon debentures	0.06 – 0.66	Apr.2011-Apr.2016	1,517,798	740,933

Note: Interest rates and maturities shown are as of March 31, 2011.

Due to trust accounts	12 Months Ended
Mar. 31, 2011
Due to trust accounts

13. Due to trust accounts

MHTB and TCSB, which are MHFG’s subsidiary trust banks, hold assets on behalf of their customers in an agent, fiduciary or trust capacity. Such trust account assets are not the MHFG Group’s proprietary assets and are managed and accounted for separately. However, the cash of individual trust accounts is often placed with MHTB and TCSB for the customers’ short-term investment needs. These amounts which MHTB and TCSB owe to the trust accounts are recorded as Due to trust accounts.

On April 1, 2010, the MHFG Group consolidated certain guaranteed principal money trusts. See Note 27 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trust.

Long-term debt	12 Months Ended
Mar. 31, 2011
Long-term debt

14. Long-term debt

Long-term debt with original maturities of more than one year at March 31, 2010 and 2011 is comprised of the following:

	2010	2011
	(in millions of yen)
Obligations under capital leases	19,782	23,794
Loan participation borrowings	186,200	69,937
Senior borrowings and bonds	3,517,969	4,550,298
Subordinated borrowings and bonds	4,758,483	4,309,467

Total	8,482,434	8,953,496

The following table presents interest rates and maturities of senior borrowings and bonds, and subordinated borrowings and bonds:

	Interest rates (1)	Maturities (2)	2010	2011
	(%)		(in millions of yen)
Senior borrowings and bonds:
fixed rate denominated in Japanese yen	0-10	Apr. 2011-Jul. 2040	2,486,198	3,007,615
fixed rate denominated in U.S. dollars	0-7.49	Oct. 2011-Sep. 2038	4,810	5,288
fixed rate denominated in other currencies	6.16-7.37	Jun. 2011-Jan. 2012	24,842	11,243
floating rate denominated in Japanese yen	0-14.8	Apr. 2011-Sep. 2041	814,498	1,231,317
floating rate denominated in U.S. dollars	0-10	Apr. 2011-Jul. 2047	187,577	294,202
floating rate denominated in other currencies	0-2.2	Nov. 2012-May 2015	44	633

Total			3,517,969	4,550,298

Subordinated borrowings and bonds:
fixed rate denominated in Japanese yen	1.1-4.74	Apr. 2011-Perpetual	3,627,819	3,536,156
fixed rate denominated in U.S. dollars	5.89-14.91	Apr. 2014-Perpetual	484,902	246,290
fixed rate denominated in Euro	4.98	Perpetual	63,324	59,588
floating rate denominated in Japanese yen	0.49-3.99	Apr. 2011-Perpetual	505,004	406,318
floating rate denominated in U.S. dollars	0.69-1.16	May 2016-Jan. 2018	69,315	61,115
floating rate denominated in Euro			8,119	—

Total			4,758,483	4,309,467

Total			8,276,452	8,859,765

Notes:

(1)	The interest rates shown are the range of contractual rates in effect at March 31, 2011.
(2)	Maturity information shown is the range of maturities at March 31, 2011.
(3)	None of the long-term debt issues listed above is convertible to common stock.
(4)	Certain debt agreements permit the MHFG Group to redeem the related debt, in whole or in part, prior to maturity at the MHFG Group’s option on terms specified in the respective agreements.

The following is a summary of contractual maturities of long-term debt subsequent to March 31, 2011:

(in millions of yen)
Fiscal years ending March 31:
2012	961,550
2013	872,224
2014	749,520
2015	1,090,918
2016	1,092,532
2017 and thereafter	4,186,752

Total	8,953,496

Other assets and liabilities	12 Months Ended
Mar. 31, 2011
Other assets and liabilities

15. Other assets and liabilities

The following table sets forth the details of other assets and liabilities at March 31, 2010 and 2011:

	2010	2011
	(in millions of yen)
Other assets:
Accounts receivable from brokers, dealers and customers for securities transactions	1,627,189	841,542
Collateral provided for derivative transactions	852,895	529,967
Financial Stabilization Funds	318,112	330,153
Security deposits	111,828	106,881
Miscellaneous receivables	60,115	84,861
Loans held for sale	45,072	10,411
Other	455,293	437,734

Total	3,470,504	2,341,549

Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	1,407,575	1,424,490
Guaranteed trust principal	—	578,283
Factoring amounts owed to customers	305,597	335,944
Collateral accepted for derivative transactions	539,515	322,960
Miscellaneous payables	463,077	249,487
Matured debentures	179,012	150,241
Unearned income	145,357	146,536
Accrued pension liability	29,748	102,392
Other	724,171	768,556

Total	3,794,052	4,078,889

Financial Stabilization Funds

The Financial Stabilization Funds were initiated in 1996 by the Japanese government in connection with the liquidation of certain failed housing-loan companies. Several financial institutions including the BOJ were required by the Japanese government to invest in these Funds in an effort to stabilize the effects on the Japanese economy. The returns from the investment of the Funds are first to be used to make up for a part of the losses incurred as the housing-loan companies’ loans are collected and disposed of. The Funds are principally invested in Japanese government bonds, but the investment income earned by the Funds does not accrue to the MHFG Group, and as a result, the deposits are noninterest-bearing.

The MHFG Group made deposits with the Funds amounting to ¥359,017 million during the fiscal year ended March 31, 1997. The deposits are expected to mature in 15 years from the deposit date. The deposits were discounted to their present value at the time of the deposit and the discount is being accreted over the expected period to maturity using the interest method. The carrying amount of the deposits as of March 31, 2010 and 2011 was ¥318,112 million and ¥330,153 million, respectively.

Unearned income

Unearned income is primarily comprised of refundable fees received from consumer loan customers at the time the loan was made, which is being deferred and recognized in earnings as earned.

Matured debentures

Matured debentures represent the principal balance of debentures that have reached maturity but have not yet been repaid to customers.

Guaranteed trust principal

Guaranteed trust principal is the liability of certain consolidated trust arrangements, which the MHFG Group provides guarantees for the repayment of principal. See Note 27 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trust.

Preferred stock	12 Months Ended
Mar. 31, 2011
Preferred stock

16. Preferred stock

The composition of preferred stock at March 31, 2009, 2010 and 2011 is as follows:

2009	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock(Note)	914,752	1,369,512,000	914,752,000	2,801,000	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	2,801,000

2010	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	415,471,000	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	415,471,000

2011	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	497,866,000	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	497,866,000

Note:	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

Holders or registered pledgees of preferred stock are entitled to receive annual dividends, and distribution of residual assets of MHFG as set out above as liquidation value per share, in priority to holders of common stock but pari passu among themselves. MHFG may pay up to one-half of the annual dividend payable on each class of preferred stock as an interim dividend. Dividends on preferred stock are not cumulative. Holders of preferred stock are not entitled to vote at a general meeting of shareholders except where the articles of incorporation entitle holders of preferred stock to vote.

Thirteenth series class XIII preferred stock is callable (in full or in part) at the option of the issuer after April 1, 2013. Call price is the sum of the liquidation value per share and the accrued dividend. Accrued dividend is calculated on a daily basis starting on the first day of the fiscal period in which the call date belongs and ending on the call date. If an interim dividend is paid during that fiscal period, the amount of this interim dividend will be subtracted from the accrued dividend.

Eleventh series class XI preferred stock is convertible into common stock at the option of the holder. Material terms and conditions of conversion are as follows:

	Conversion period	Conversion ratio (Note)
Eleventh series class XI preferred stock	July 1, 2008 to June 30, 2016	¥1,000/(conversion price), where the conversion price after adjustment is ¥284.90 on or after July 31, 2010; to be reset on July 1 of each year between 2011 and 2015 (each, a “Reset Date”) as ¥1,000/(conversion price), where the conversion price is the lower of (x) the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the Tokyo Stock Exchange (“TSE”) for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to the Reset Date and (y) the conversion price after adjustment effective as of the day before the relevant Reset Date, provided that the conversion price shall not be less than ¥284.90.

Note:	Subject to adjustment, where issuance or disposal by MHFG of common stock for a price below the “current market price”, a stock split, issuance of securities convertible into common stock at a price below the “current market price” at the time of issuance thereof or determination of the conversion price thereof, merger or amalgamation, or a capital decrease or stock consolidation occurs and in certain other circumstances.

Each share of preferred stock which has not been converted as described above by the end of the relevant conversion period will be converted into common stock on the day following the end of the conversion period on the following terms:

	Conversion date	Conversion ratio
Eleventh series class XI preferred stock	July 1, 2016	¥1,000/(current market price), where the current market price is the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the TSE for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to July 1, 2016, provided that the current market price shall not be less than ¥284.90.

The changes in the number of shares and the aggregate amount of preferred stock during the fiscal years ended March 31, 2009, 2010 and 2011 were as follows. On January 4, 2009, MHFG abolished the fractional share system and adopted the unit share system concurrently with the allotment of shares or fractions of a share without consideration. The allotment was made at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share. Therefore, as a result of the allotment, the number of shares has increased a thousandfold.

Class of stock	Issued at March 31, 2008	Cancelled	Allotment	Issued at March 31, 2009	Net change	Issued at March 31, 2010	Net change	Issued at March 31, 2011
	(number of shares)
Eleventh series class XI preferred stock (Note)	943,740	(28,988)	913,837,248	914,752,000	—	914,752,000	—	914,752,000
Thirteenth series class XIII preferred stock	36,690	—	36,653,310	36,690,000	—	36,690,000	—	36,690,000

Total	980,430	(28,988)	950,490,558	951,442,000	—	951,442,000	—	951,442,000

Class of stock	Aggregate amount at March 31, 2008	Cancelled	Aggregate amount at March 31, 2009	Net change	Aggregate amount at March 31, 2010	Net change	Aggregate amount at March 31, 2011
	(in millions of yen)
Eleventh series class XI preferred stock (Note)	943,740	(28,988)	914,752	—	914,752	—	914,752
Thirteenth series class XIII preferred stock	36,690	—	36,690	—	36,690	—	36,690

Total	980,430	(28,988)	951,442	—	951,442	—	951,442

Note:	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

Common stock	12 Months Ended
Mar. 31, 2011
Common stock

17. Common stock

On January 4, 2009, MHFG abolished the fractional share system and adopted the unit share system concurrently with the allotment of shares or fractions of a share without consideration. The allotment was made at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share. Therefore, as a result of the allotment, the number of shares has increased a thousandfold.

The changes in the number of issued shares of common stock during the fiscal years ended March 31, 2009, 2010, and 2011 were as follows:

	2009	2010	2011
	(shares)
Balance at beginning of fiscal year	11,396,255	11,178,940,660	15,494,397,690
Issuance of new shares of common stock by conversion of Eleventh series class XI preferred stock	59,186	1,315,457,030	287,787,630
Issuance of new shares of common stock by public offering	—	2,804,400,000	5,609,000,000
Issuance of new shares of common stock by way of third-party allotment	—	195,600,000	391,000,000
Cancellation of common stock	(276,500)	—	—
Allotment of common stock	11,167,761,719	—	—

Balance at end of fiscal year	11,178,940,660	15,494,397,690	21,782,185,320

Dividends	12 Months Ended
Mar. 31, 2011
Dividends

18. Dividends

The amount available for dividends under the Company Law is based on the amount recorded in MHFG’s non-consolidated general books of account, maintained in accordance with accounting principles generally accepted in Japan (“Japanese GAAP”) and adjusted by post period-end changes. Therefore, the consolidated shareholders’ equity under U.S. GAAP has no effect on the determination of the amount available for dividends. On March 31, 2011, MHFG’s capital stock, capital surplus, and retained earnings were ¥2,181,375 million, ¥1,025,652 million, and ¥1,441,554 million, respectively, under Japanese GAAP.

In making a distribution of retained earnings, an entity must set aside in its legal reserve an amount equal to one-tenth of the amount of retained earnings so distributed, until its legal reserve reaches to one-quarter of its capital stock. MHFG’s legal reserve at March 31, 2011 was ¥1,030,002 million, of which ¥1,025,652 million was included in capital surplus and ¥4,350 million in retained earnings.

In addition to the provision that requires an appropriation for legal reserve, the Company Law and the Banking Law impose certain limitations on the amount available for dividends. Under the Company Law, MHFG’s maximum amount available for dividends, at March 31, 2011, was ¥1,434,007 million, based on the amount recorded in MHFG’s general books of account under Japanese GAAP. Under the Banking Law and related regulations, MHFG has to meet the minimum capital adequacy requirements. Distributions of retained earnings, which are otherwise distributable to shareholders, are restricted in order to maintain the minimum 4.0% Tier 1 capital for capital adequacy purposes. See Note 19 “Regulatory matters” for further discussion of regulatory capital requirements.

Payment of dividends on shares of common stock is also subject to the prior payment of dividends on shares of preferred stock.

Dividends on preferred stock and common stock during the fiscal years ended March 31, 2009, 2010, and 2011 were as follows:

2009	Cash dividends

Class of stock	Per share (1)	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	18,875
Thirteenth series class XIII preferred stock	30	1,101
Common stock	10	113,922

Total		133,898

2010	Cash dividends

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	18,239
Thirteenth series class XIII preferred stock	30	1,101
Common stock	10	111,676

Total		131,016

2011	Cash dividends

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	9,985
Thirteenth series class XIII preferred stock	30	1,101
Common stock	8	123,880

Total		134,966

Notes:
(1)	An allotment of shares or fractions of a share without consideration was made to all shareholders and holders of fractional shares at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share, effective on January 4, 2009. Dividends per share for the fiscal year ended March 31, 2009 have been adjusted retroactively to reflect the allotment.
(2)	Dividends paid on treasury stock are excluded.

Regulatory matters	12 Months Ended
Mar. 31, 2011
Regulatory matters

19. Regulatory matters

Regulatory capital requirements

MHFG, MHCB, MHBK, and MHTB are subject to regulatory capital requirements administered by the Financial Services Agency in accordance with the provisions of the Banking Law and related regulations. Failure to meet minimum capital requirements may initiate certain mandatory actions by regulators that, if undertaken, could have a direct material effect on the MHFG Group’s consolidated financial statements.

The capital adequacy guidelines applicable to Japanese banks and bank holding companies with international operations supervised by the Financial Services Agency closely follow the risk-adjusted approach proposed by the Bank for International Settlements (“BIS”) and are intended to further strengthen the soundness and stability of Japanese banks. Effective March 31, 2007, new guidelines were implemented by the Financial Services Agency to comply with the new capital adequacy requirements set by BIS called Basel II. The framework of Basel II is based on the following three pillars: minimum capital requirements; supervisory review; and market discipline.

Under the first pillar, the capital ratio is calculated by dividing regulatory capital by risk-weighted assets. With respect to the calculation of risk-weighted assets, the MHFG Group adopts the advanced internal ratings-based approach. Under such approach, balance sheet assets and off-balance sheet exposures, calculated under Japanese GAAP, are assessed in terms of credit risk according to risk components such as probability of default and loss given default, which are derived from the Group’s own internal credit experience. In addition to credit risk, banks are required to measure and apply capital charges with respect to their market risks. Market risk is defined as the risk of losses in on- and off-balance-sheet positions arising from movements in market prices. Operational risk, which was introduced under Basel II with respect to regulatory capital requirements, is the risk of loss resulting from inadequate or failed internal processes, people and systems or from external events. The Group adopts the advanced measurement approach for the measurement of operational risk equivalent by taking account of the following four elements: internal loss data; external loss data; scenario analysis; and business environment and internal control factors.

With regard to risk-based capital, these guidelines are consistent with the original BIS framework, or Basel I, in requiring a target minimum standard capital adequacy ratio of 8%, at least half of which must consist of Tier 1 capital, on both a consolidated and non-consolidated basis for banks with international operations, such as MHCB and MHTB, or on a consolidated basis for bank holding companies with international operations, such as MHFG.

Risk-based capital, calculated from financial statements prepared under Japanese GAAP, is classified into the following three tiers: Tier 1 capital; Tier 2 capital; and Tier 3 capital. Tier 1 capital generally consists of shareholders’ equity less any recorded goodwill, unrealized losses (net of taxes) on valuation of certain securities classified as “other securities” under Japanese GAAP which is similar to available-for-sale securities under U.S.GAAP, consolidation adjustment accounts and others. Tier 2 capital generally consists of: general reserve for possible losses on loans, equaling the sum of (i) the excess of the amount of qualified reserves over the amount of expected losses and (ii) the amount of general reserves calculated based on the standardized approach; 45% of each of the unrealized gains on “other securities” and the unrealized appreciation in the value of land; the balance of subordinated perpetual debt; and the balance of subordinated term debt with an original maturity of over five years and preferred term shares up to 50% of Tier 1 capital. Tier 2 capital may be included in a bank’s risk-based capital up to the amount equivalent to Tier 1 capital, less Tier 3 capital if market risk is taken into account in the capital adequacy ratio calculation. Tier 3 capital consists of the balance of subordinated term debt with original maturity of at least two years. Tier 3 capital may be included in total risk-based capital subject to certain conditions, depending on the measure for market risk equivalent and the amount of Tier 1 capital.

Japanese banks are also required to comply with the supervisory review process (second pillar) and disclosure requirements for market discipline (third pillar). Under the second pillar, banks are required to maintain adequate capital to support all of the major risks in their business and are encouraged to develop and use better risk management techniques in monitoring and managing such risks. Under the third pillar, banks are required to enhance disclosure, including disclosure of details of the capital adequacy ratio, the amount of each type of risk and the method of calculation used so that the market may make more effective evaluations.

Japanese banks with only domestic operations, such as MHBK, are subject to Japanese capital adequacy requirements that are similar to those discussed above, except that domestic banks are required to maintain a minimum capital adequacy ratio of 4%, at least half of which must consist of Tier 1 capital, on both a consolidated and non-consolidated basis.

In December 2008, the Financial Services Agency implemented special temporary measures, applicable through March 2012, which (i) allow Japanese banks and bank holding companies with international operations to elect not to add unrealized gains on valuation of bonds with a zero risk weighting to Tier 2 capital and not to deduct unrealized losses on valuation of bonds with a zero risk weighting from Tier 1 capital, and (ii) require Japanese banks and bank holding companies with only domestic operations not to deduct unrealized losses on valuation of “other securities” under Japanese GAAP (including equity securities) from Tier 1 capital. The Japanese capital adequacy requirements applicable to Japanese banks and bank holding companies with only domestic operations do not allow unrealized gains on “other securities” to be added to Tier 2 capital before or after this special temporary measures.

If the capital adequacy ratio of a financial institution falls below the required level, the Financial Services Agency may, depending upon the extent of capital deterioration, take certain corrective action, including requiring the financial institution to submit an improvement plan to strengthen its capital base, reduce its total assets, restrict its business operations, or other actions that could have a material effect on its financial statements.

Capital adequacy ratios of MHFG, MHCB, MHBK, and MHTB as of March 31, 2010 and 2011 calculated in accordance with Japanese GAAP and guidelines established by the Financial Services Agency are set forth in the following table:

	2010		2011
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Tier 1 capital:
Required	2,275	4.00	2,068	4.00
Actual	5,173	9.09	6,170	11.93
Total risk-based capital:
Required	4,549	8.00	4,136	8.00
Actual	7,658	13.46	7,911	15.30
MHCB:
Tier 1 capital:
Required	1,245	4.00	1,125	4.00
Actual	3,914	12.57	4,529	16.10
Total risk-based capital:
Required	2,490	8.00	2,250	8.00
Actual	4,983	16.00	5,287	18.80
MHBK:
Tier 1 capital:
Required	482	2.00	457	2.00
Actual	1,866	7.74	2,375	10.38
Total risk-based capital:
Required	964	4.00	915	4.00
Actual	3,105	12.88	3,411	14.91
MHTB:
Tier 1 capital:
Required	112	4.00	98	4.00
Actual	281	10.07	297	12.11
Total risk-based capital:
Required	223	8.00	196	8.00
Actual	439	15.73	400	16.34
Non-consolidated:
MHCB:
Tier 1 capital:
Required	1,111	4.00	1,025	4.00
Actual	3,330	11.99	4,054	15.82
Total risk-based capital:
Required	2,221	8.00	2,049	8.00
Actual	4,908	17.68	5,212	20.34
MHBK:
Tier 1 capital:
Required	466	2.00	442	2.00
Actual	1,825	7.83	2,329	10.54
Total risk-based capital:
Required	931	4.00	884	4.00
Actual	3,021	12.97	3,318	15.02
MHTB:
Tier 1 capital:
Required	110	4.00	96	4.00
Actual	280	10.21	296	12.28
Total risk-based capital:
Required	219	8.00	193	8.00
Actual	437	15.97	399	16.54

MHFG’s securities subsidiaries in Japan are also subject to the capital adequacy requirement under the Financial Instruments and Exchange Law. Under this requirement, securities firms must maintain a minimum capital adequacy ratio of 120% calculated as a percentage of capital accounts less certain assets, as determined in accordance with Japanese GAAP, against amounts equivalent to market, counterparty, and basic risks. Specific guidelines are issued as a ministerial ordinance that details the definition of essential components of the capital ratios, including capital, disallowed assets and risks, and related measures. Failure to maintain a minimum capital ratio will trigger mandatory regulatory actions. A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of 100% or less may lead to a temporary suspension of all or part of the business operations and cancellation of the license to act as a securities broker and dealer.

Management believes, as of March 31, 2011, that MHFG, MHCB, MHBK, MHTB, and their securities subsidiaries in Japan are in compliance with all capital adequacy requirements to which they are subject.

Business improvement orders

In May 2011, the Financial Services Agency issued business improvement orders to MHFG and MHBK in connection with the computer system failures that occurred in March 2011. The business improvement orders require them to carry out promptly the measures to improve business and to prevent the recurrence of the failure. The MHFG Group has been and will be rigidly implementing plans for improvements and counter-measures in order to surely prevent computer system failures from occurring again.

Earnings per common share	12 Months Ended
Mar. 31, 2011
Earnings per common share

20. Earnings per common share

Basic earnings per common share are computed by dividing net income by the weighted average number of common shares outstanding during the fiscal year. Diluted earnings per common share reflect the assumed conversion to common shares of all convertible securities such as convertible preferred stock.

On January 4, 2009, MHFG abolished the fractional share system and adopted the unit share system concurrently with the allotment of shares or fractions of a share without consideration. The allotment was made at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share. Therefore, as a result of the allotment, the number of shares has increased a thousandfold. The computations of basic and diluted earnings per common share are adjusted retroactively.

The following table sets forth the computation of basic and diluted earnings per common share for the fiscal years ended March 31, 2009, 2010 and 2011:

	2009	2010	2011
	(in millions of yen)
Net income (loss):
Net income (loss) attributable to MHFG shareholders	(1,058,447)	999,689	412,669
Less: Net income (loss) attributable to preferred shareholders	19,340	11,086	9,438

Net income (loss) attributable to common shareholders	(1,077,787)	988,603	403,231

Effect of dilutive securities:
Convertible preferred stock	— (1)	9,986	8,337
Stock compensation-type stock options	—	(25)	(19)

Net income (loss) attributable to common shareholders after assumed conversions	(1,077,787)	998,564	411,549

	2009		2010		2011
	(thousands of shares)
Shares:
Weighted average common shares outstanding	11,231,269		14,013,058		19,722,818

Effect of dilutive securities:
Convertible preferred stock	—	(1)	2,181,091	(2)	1,682,139	(2)
Stock compensation-type stock options	—		6,663		10,152

Weighted average common shares after assumed conversions	11,231,269		16,200,812		21,415,109

	2009	2010	2011
	(in yen)
Amounts per common share:
Basic net income (loss) per common share	(95.96)	70.55	20.44

Diluted net income (loss) per common share	(95.96)	61.64	19.22

Notes:
(1)	For the fiscal year ended March 31, 2009, the computation of diluted earnings per common share did not assume conversion of convertible preferred stock, as the effect of such conversion would be anti-dilutive due to the net loss.
(2)	For the fiscal years ended March 31, 2010 and 2011, the number of the dilutive common shares is based on the applicable conversion prices.

Income taxes	12 Months Ended
Mar. 31, 2011
Income taxes

21. Income taxes

The following table presents the components of Income tax expense for the fiscal years ended March 31, 2009, 2010 and 2011:

	2009	2010	2011
	(in millions of yen)
Current:
Domestic	10,013	10,975	6,951
Foreign	40,773	6,138	11,412

Total current tax expense	50,786	17,113	18,363

Deferred:
Domestic	709,625	(378,678)	174,667
Foreign	1,497	1,370	197

Total deferred tax expense	711,122	(377,308)	174,864

Total income tax expense	761,908	(360,195)	193,227

The preceding table does not reflect the tax effects of items recorded directly in Shareholders’ equity for the fiscal years ended March 31, 2009, 2010 and 2011. The detailed amounts recorded directly in Shareholders’ equity are as follows:

	2009	2010	2011
	(in millions of yen)
Unrealized net gains (losses) on available-for-sale securities:
Unrealized gains (losses)	(660,961)	361,234	(131,416)
Less: reclassification adjustments (Note)	142,606	(54,757)	(32,473)

Total	(518,355)	306,477	(163,889)

Pension liability adjustments:
Unrealized gains (losses)	(65,728)	9,051	(42,090)
Less: reclassification adjustments	2,715	14,481	6,206

Total	(63,013)	23,532	(35,884)

Total tax effect before allocation to noncontrolling interests	(581,368)	330,009	(199,773)

Note:	The amount for the fiscal year ended March 31, 2011 is presented based on the balance of AOCI at the point of its realization into earnings. The amounts for the fiscal years ended March 31, 2009 and 2010, which were previously presented based on the beginning balances of AOCI, are presented in the same manner to conform to the current year presentation.

Since the MHFG Group does not have the intention to divest its foreign subsidiaries in the foreseeable future, deferred taxes are not provided on the temporary differences related to foreign currency translation adjustments.

The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to actual income tax expense for the fiscal years ended March 31, 2009, 2010 and 2011:

	2009	2010	2011
	(in millions of yen, except tax rates)
Income (loss) before income tax expense	(358,094)	686,455	611,357
Effective statutory tax rate	40.69%	40.69%	40.69%

Income tax calculated at the statutory tax rate	(145,709)	279,319	248,761
Income not subject to tax	(15,658)	(23,207)	(17,334)
Expenses not deductible for tax purposes	1,823	1,496	1,517
Tax rate differentials of subsidiaries	(11,923)	650	3,288
Change in valuation allowance	1,256,799	(1,104,610)	(135,867)
Change in undistributed earnings of subsidiaries	(19,706)	10,384	10,724
Change in net operating loss carryforwards resulting from intercompany capital transactions	(351,991)	(1,400)	1,484
Expiration of net operating loss carryforwards	15,915	481,805	76,903
Business combination (Note 3)	—	(38,721)	—
Other	32,358	34,089	3,751

Income tax expense	761,908	(360,195)	193,227

The components of net deferred tax assets at March 31, 2010 and 2011 are as follows:

	2010	2011
	(in millions of yen)
Deferred tax assets:
Investments	1,155,141	1,096,761
Allowance for loan losses	487,488	416,785
Trading account assets	74,713	92,192
Prepaid pension cost and accrued pension liabilities	40,688	71,690
Financial Stabilization Funds	16,615	11,729
Premises and equipment	15,062	6,757
Undistributed earnings of subsidiaries	4,799	—
Net operating loss carryforwards	1,996,444	1,790,354
Other	300,133	302,407

	4,091,083	3,788,675
Valuation allowance	(2,603,292)	(2,478,130)

Deferred tax assets, net of valuation allowance	1,487,791	1,310,545

Deferred tax liabilities:
Available-for-sale securities	550,640	354,710
Derivative financial instruments	43,447	32,172
Undistributed earnings of subsidiaries	—	5,925
Other	79,252	76,121

Deferred tax liabilities	673,339	468,928

Net deferred tax assets	814,452	841,617

Deferred tax assets and deferred tax liabilities within the same tax jurisdiction have been netted for presentation in the consolidated balance sheets.

In assessing the realizability of deferred tax assets, management considered whether it was more likely than not that some portion or all of the deferred tax assets would not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considered the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies available in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets would be deductible, management believed it was more likely than not that the MHFG Group would realize the benefits of these deductible differences, net of the existing valuation allowances at March 31, 2010 and 2011.

At March 31, 2011, the MHFG Group had net operating loss carryforwards totaling ¥4,501 billion. These net operating losses are scheduled to expire as follows:

Net operating loss carryforwards
(in billions of yen)
Fiscal year ending March 31:
2012	519
2013	2,691
2014	16
2015	6
2016	897
2017 and thereafter	372

Total	4,501

Included in net operating loss carryforwards in the above table are carryforwards of the holding company and a subsidiary of ¥3,512 billion resulting mainly from intercompany capital transactions. The tax effect of these carryforwards is offset by a full valuation allowance.

The total amount of unrecognized tax benefits including ¥602 million and ¥651 million interest and penalties was ¥4,193 million and ¥1,829 million at March 31, 2010 and 2011, respectively, of which ¥2,596 million and ¥1,829 million would, if recognized, affect the Group’s effective tax rate, respectively. The Group classifies interest and penalties accrued relating to unrecognized tax benefits as Income tax expense.

The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2010 and 2011:

	2010	2011
	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	11,639	4,193

Gross amount of increases related to positions taken during prior years	3,394	117
Gross amount of increases related to positions taken during the current year	—	20
Amount of decreases related to settlements	(10,306)	(2,218)
Foreign exchange adjustments	(534)	(283)

Total unrecognized tax benefits at end of fiscal year	4,193	1,829

The MHFG Group is currently subject to ongoing tax audits in some jurisdictions. The oldest years open to tax audits in Japan, the United States and the United Kingdom are 2003, 2002 and 2003, respectively. The MHFG Group does not anticipate that increases or decreases of unrecognized tax benefits within the next twelve months would have a material effect on its consolidated results of operations or financial condition.

Pension and other employee benefit plans	12 Months Ended
Mar. 31, 2011
Pension and other employee benefit plans

22. Pension and other employee benefit plans

Severance indemnities and pension plans

MHFG and certain subsidiaries, including MHBK, MHCB, and MHTB, sponsor and offer their employees other than directors and corporate auditors, contributory and non-contributory defined benefit plans. Under these plans, employees are provided with lump-sum cash payments upon leaving the company. The amount of benefits under the plans is principally determined based on the position, the length of service and the reason for retirement. When employees meet certain conditions including the length of service, they may opt to receive annuity payments instead of lump-sum payments at retirement. MHFG and certain subsidiaries also offer special termination benefits to former employees whose contributions during their career were deemed meritorious and to those with particular circumstances.

Some of MHFG’s subsidiaries offer closed Tax-Qualified Pension Plans (closed “TQPPs”). These plans are non-contributory defined benefit plans which provide retired employees other than directors and corporate auditors with retirement benefits that are determined based on certain factors that include the length of service. Under the TQPPs, employers enter into contracts with financial institutions such as trust banks or life insurers that administer employer contributions and benefit payments.

Certain foreign offices and subsidiaries have defined contribution plans and/or defined benefit plans, of which disclosures are combined with those for domestic benefit plans, as they are not significant.

MHFG and certain subsidiaries have several defined contribution plans. The costs recognized for contributions to the plans for the fiscal years ended March 31, 2009, 2010 and 2011 were ¥1,987 million, ¥3,391 million and ¥3,601 million, respectively.

Pension plans are not fully integrated among subsidiaries of MHFG and plan assets are managed separately by each plan.

Net periodic benefit cost and funded status

Net periodic benefit cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2009, 2010 and 2011 includes the following components:

	2009	2010	2011
	(in millions of yen)
Service cost-benefits earned during the fiscal year	23,668	27,342	27,761
Interest costs on projected benefit obligation	25,192	25,062	25,182
Expected return on plan assets	(52,273)	(15,120)	(40,209)
Amortization of prior service benefit	(375)	(318)	(319)
Amortization of net actuarial loss (gain)	6,297	36,483	15,532
Special termination benefits	7,440	4,387	4,222
Loss on settlement	1,791	—	—
Gain on curtailment	(748)	—	—

Net periodic benefit cost	10,992	77,836	32,169

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) before-tax for the fiscal years ended March 31, 2010 and 2011 were summarized as follows:

	2010	2011
	(in millions of yen)
Net actuarial gain (loss)	196,508	(130,169)
Amortization of net actuarial loss (gain)	36,483	15,532
Amortization of prior service benefit	(318)	(319)

Total recognized in other comprehensive income (loss) before-tax	232,673	(114,956)

As of March 31, 2011, the amounts in Accumulated other comprehensive income (loss), which will be amortized as prior service benefit and actuarial loss over the next fiscal year, are estimated to be ¥318 million and ¥25,594 million, respectively.

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost are as follows:

	2009	2010	2011
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	1.93%	1.93%	1.83%
Rates of increase in future compensation level	1.93-6.27%	2.13-6.12%	2.28-6.15%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	1.99%	1.93%	1.93%
Rates of increase in future compensation level	1.61-5.62%	1.93-6.27%	2.13-6.12%
Expected rates of return on plan assets	3.92%	1.49%	3.10%

In estimating the discount rates, the MHFG Group uses interest rates on high-quality fixed-income government and corporate bonds that received a rating of AA(Aa) or higher from rating agencies. The durations of such bonds closely match those of the benefit obligations. Assumed discount rates are reevaluated at each measurement date. The expected rate of return for each asset category is based primarily on various aspects of the long-term prospects for the economy that include historical performance and the market environment.

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2010 and 2011 for the plans of MHFG and its subsidiaries:

	2010	2011
	(in millions of yen)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,256,538	1,306,349
Service cost	27,342	27,761
Interest cost	25,062	25,182
Plan participants’ contributions	1,200	1,196
Business combination (1)	45,586	—
Actuarial loss (gain)	13,494	33,171
Foreign currency exchange rate changes	(19)	(1,112)
Benefits paid	(45,442)	(46,461)
Lump-sum payments	(17,412)	(17,770)

Benefit obligation at end of fiscal year (2)	1,306,349	1,328,316

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,005,422	1,276,783
Actual return (negative return) on plan assets	225,154	(56,880)
Foreign currency exchange rate changes	(58)	(829)
Business combination (1)	35,216	—
Employer contributions	55,291	52,249
Plan participants’ contributions	1,200	1,196
Benefits paid	(45,442)	(46,461)

Fair value of plan assets at end of fiscal year	1,276,783	1,226,058

Funded status	(29,566)	(102,258)

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	182	134
Accrued pension liability	(29,748)	(102,392)

Net amount recognized	(29,566)	(102,258)

Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefit	2,298	1,979
Net actuarial gain (loss)	(293,337)	(407,974)

Net amount recognized	(291,039)	(405,995)

Notes:

(1)	Business combination represents the effect of merger of MHSC and Shinko.
(2)	The aggregated accumulated benefit obligations of these plans were ¥1,280,344 million and ¥1,301,798 million, respectively, as of March 31, 2010 and 2011. The defined benefit plans generally employ a multi-variable and non-linear formula based upon compensation at the time of severance, rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.

The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2010 and 2011:

	2010	2011
	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	1,303,701	1,327,682
Fair value of plan assets	1,273,953	1,225,290
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	82,742	1,301,163
Fair value of plan assets	59,194	1,225,290

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.

Investment policies and asset allocation

In managing plan assets, the MHFG Group determines the appropriate levels of risk that the Group can assume under the given circumstances to maximize the investment returns from a long-term perspective while ensuring that the sufficient funds will be available to plan participants and beneficiaries. Generally, the investment returns are relative to the risks involved. In considering the maximum levels of risk that the MHFG Group can assume, it primarily considers the following factors; the employers’ burden of maintaining the benefit plans based on the design of the plans and future plan contributions, the age distribution of the plan participants and beneficiaries, the financial conditions of the employers, and the employers’ ability to absorb future variability in plan premiums. The long-term asset allocation is based on optimal portfolios, which are estimated by expected return and risk according to each asset category such as Japanese equity securities, Japanese debt securities, foreign equity securities and foreign debt securities. Additionally, the asset allocation is reviewed whenever there are large fluctuations in pension plan liabilities caused by modifications of pension plans, or there are changes in the market environment. When selecting an investment in each asset category, the MHFG Group takes into consideration credit standing of an investee, concentration of credit risk to a certain investee, liquidity of a financial instrument, etc. The investments in each asset category are further diversified across funds, strategies, sectors, etc. There is no significant investment in a single investee except Japanese government bonds.

Certain subsidiaries of MHFG established employee retirement benefit trusts and transferred their assets to the trusts as plan assets. These assets are separated from employer’s proprietary assets for the payment to the plan beneficiaries. The assets held in these trusts are primarily Japanese equity securities and have been entrusted directly to qualified trustees including trust banks.

The plan assets designated to the TQPPs have been invested in assets with low investment risk because the plans have already been closed to new participants.

MHFG and certain subsidiaries’ target allocation for the plan assets excluding those of the employee retirement benefit trusts at March 31, 2011 is as follows:

Asset category	Asset ratio
Japanese equity securities	16.00%
Japanese debt securities	34.00%
Foreign equity securities	16.00%
Foreign debt securities	20.00%
General account of life insurance companies	14.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest rate.

Fair value of plan assets

The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2010 and 2011, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 29 “Fair value”.

	2010						2011
	Level 1		Level 2		Level 3	Total	Level 1		Level 2		Level 3	Total
	(in billions of yen)
Japanese equity securities:
Common stocks (1)	606		—		—	606	533		—		—	533
Pooled funds (2)	—		65		—	65	—		67		—	67
Japanese debt securities:
Government bonds	117		—		—	117	161		—		—	161
Pooled funds (2)	—		37		—	37	—		40		—	40
Other	—		28		—	28	—		8		—	8
Foreign equity securities:
Common stocks	48		—		—	48	46		—		—	46
Pooled funds (2)	—		83		—	83	—		71		—	71
Foreign debt securities:
Government bonds	74		6		—	80	60		5		—	65
Pooled funds (2)	—		54		—	54	—		48		—	48
Other	—		17		—	17	—		13		—	13
General account of life insurance companies (3)	—		102		—	102	—		105		—	105
Hedge funds	—		—		1	1	—		—		1	1
Other	45	(4)	(6	) (5)	—	39	70	(4)	(2	) (5)	—	68

Total assets at fair value	890		386		1	1,277	870		355		1	1,226

Notes:

(1)	This class includes equity securities held in the employee retirement benefit trusts of ¥575 billion and ¥504 billion at March 31, 2010 and 2011, respectively, which are well-diversified across industries.
(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at their net asset values per share and can be redeemable within short-term period upon request.
(3)	Investments in this class are measured at conversion value.
(4)	Amounts primarily include cash and short-term assets carried at fair value.
(5)	Amounts primarily include foreign exchange contracts carried at fair value.

The fair value amount of Level 3 assets, consisting of hedge funds, was ¥1 billion and ¥1 billion at March 31, 2010 and 2011, respectively. Amounts of actual returns on and purchases and sales of these assets during the fiscal years ended March 31, 2010 and 2011 were not significant.

Contributions

A contribution of approximately ¥49 billion is expected to be paid to the pension plans in the fiscal year ending March 31, 2012, based on the current funded status and expected asset return assumptions.

Estimated future benefit payments

The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2012	62,219
2013	64,229
2014	66,626
2015	68,668
2016	70,764
2017-2021	359,932

Stock-based compensation	12 Months Ended
Mar. 31, 2011
Stock-based compensation

23. Stock-based compensation

Concurrently with the abolishment of, and as an alternative to the retirement allowances program for directors and executive officers of MHFG, MHBK, MHCB, and MHTB, the MHFG Group introduced stock compensation-type stock options, in the form of stock acquisition rights, for directors (excluding the outside directors) and executive officers of the respective companies (hereinafter referred to collectively as the “Directors”) in June 2008. The Group also introduced similar stock compensation-type stock options for MHSC’s Directors in June 2009.

The Group maintains following three types of stock-based compensation plan.

In each plan, 1,000 shares of common stock of the designated company (i.e. MHFG common stock for Directors of MHFG, MHBK and MHCB, MHTB common stock for Directors of MHTB, and MHSC common stock for Directors of MHSC) shall be issued or transferred upon exercise of each of the stock acquisition rights. The amount to be paid upon exercise shall be 1 yen per share.

The contractual term of the stock acquisition rights of each plan is 20 years. A holder may exercise the stock acquisition rights only after the date on which such holder loses the status as a Director of MHFG, MHBK, MHCB, MHTB or MHSC. In case of MHSC, if a holder assumes the status as a Director of the company immediately after losing the status as a Director of the company, the holder may exercise the stock acquisition rights only after losing such status finally and definitely.

For Directors of MHFG, MHBK, and MHCB

The following is a summary of the stock-based compensation plan of MHFG, MHBK and MHCB for the fiscal year ended March 31, 2011:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	9,290,000	1
Granted during fiscal year	6,808,000	1
Exercised during fiscal year	3,760,000	1

Outstanding at end of fiscal year	12,338,000	1	18.91	1,690

Exercisable at end of fiscal year	266,000	1	18.96	36

There are no non-vested stock options remaining as of March 31, 2011.

The following table presents the assumptions to estimate the fair value of stock acquisition rights on the date of grant used in the Black-Scholes option pricing model. The risk-free interest rate is based on the Japanese government bonds yield curve for the expected remaining term in effect at the date of grant. The expected volatility is based on the historical trading data of MHFG common stock. The expected remaining term is based on the average service period of Directors of MHFG, MHBK, and MHCB, which represents the period of time that stock acquisition rights granted are expected to be outstanding. The expected dividend yield is based on the dividend rate of MHFG common stock at the date of grant.

	For the stock acquisition rights granted during the fiscal year ended March 31,
	2010	2011
Risk-free interest rate	0.22%	0.13%
Expected volatility	67.18%	59.55%
Expected remaining term (in years)	1.86	2.00
Expected dividend yield	4.35%	4.55%

The weighted-average grant-date fair value of stock acquisition rights granted during the fiscal years ended March 31, 2010 and 2011 was ¥168,690 and ¥119,520, respectively.

The compensation cost related to this plan recognized in income was ¥1,033 million, ¥984 million and ¥814 million during the fiscal years ended March 31, 2009, 2010 and 2011, respectively.

For Directors of MHTB

The following is a summary of the stock-based compensation plan of MHTB for the fiscal year ended March 31, 2011:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	2,824,000	1
Granted during fiscal year	2,586,000	1
Exercised during fiscal year	846,000	1

Outstanding at end of fiscal year	4,564,000	1	18.78	338

Exercisable at end of fiscal year	—	—	—	—

There are no non-vested stock options remaining as of March 31, 2011.

The following table presents the assumptions to estimate the fair value of stock acquisition rights on the date of grant used in the Black-Scholes option pricing model. The assumptions used are the same as those of the aforementioned plan for Directors of MHFG, MHBK, and MHCB except that the underlying security is MHTB common stock.

	For the stock acquisition rights granted during the fiscal year ended March 31,
	2010	2011
Risk-free interest rate	0.23%	0.15%
Expected volatility	49.14%	47.67%
Expected remaining term (in years)	1.84	2.00
Expected dividend yield	0%	1.37%

The weighted-average grant-date fair value of stock acquisition rights granted during the fiscal years ended March 31, 2010 and 2011 was ¥110,000 and ¥70,030, respectively.

The compensation cost related to this plan recognized in income was ¥155 million, ¥192 million and ¥181 million during the fiscal years ended March 31, 2009, 2010 and 2011, respectively.

For Directors of MHSC

The following is a summary of the stock-based compensation plan of MHSC for the fiscal year ended March 31, 2011:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	1,199,000	1
Granted during fiscal year	1,972,000	1
Exercised during fiscal year	536,000	1
Forfeited during fiscal year	14,000	1

Outstanding at end of fiscal year	2,621,000	1	19.03	577

Exercisable at end of fiscal year	—	—	—	—

There are no non-vested stock options remaining as of March 31, 2011.

The following table presents the assumptions to estimate the fair value of stock acquisition rights on the date of grant used in the Black-Scholes option pricing model. The assumptions used are the same as those of the aforementioned plan for Directors of MHFG, MHBK, and MHCB except that the underlying security is MHSC common stock.

	For the stock acquisition rights granted during the fiscal year ended March 31,
	2010	2011
Risk-free interest rate	0.38%	0.18%
Expected volatility	51.64%	50.47%
Expected remaining term (in years)	3.03	3.27
Expected dividend yield	1.55%	2.42%

The weighted-average grant-date fair value of stock acquisition rights granted during the fiscal years ended March 31, 2010 and 2011 was ¥306,210 and ¥190,280, respectively.

The compensation cost related to this plan recognized in income was ¥372 million and ¥373 million during the fiscal years ended March 31, 2010 and 2011, respectively.

Derivative financial instruments	12 Months Ended
Mar. 31, 2011
Derivative financial instruments

24. Derivative financial instruments

The MHFG Group uses derivative financial instruments in response to the diverse needs of customers, to control the risk related to the assets and liabilities of the MHFG Group, as part of its asset and liability management, and for proprietary trading purposes. The MHFG Group is exposed primarily to market risk associated with interest rate, commodity, foreign currency, and equity products. Market risk arises from changes in market prices or indices, interest rates and foreign exchange rates that may result in an adverse change in the market value of the financial instrument or an increase in its funding costs. Exposure to market risk is managed by imposing position limits and monitoring procedures and by initiating hedging transactions. In addition to market risk, the MHFG Group is exposed to credit risk associated with counterparty default or nonperformance on transactions. Credit risk arises from counterparty failure to perform according to the terms and conditions of the contract and the value of the underlying collateral held, if applicable, is not sufficient to recover resulting losses. The exposure to credit risk is measured by the fair value of all derivatives in a gain position and its potential increase at the balance sheet dates. The exposure to credit risk is managed by entering into legally enforceable master netting agreements to mitigate the overall counterparty credit risk, requiring underlying collateral and guarantees based on an individual credit analysis of each obligor and evaluating credit features of each instrument. In addition, credit approvals, limits and monitoring procedures are also imposed.

Notional amount and fair value of derivative contracts

The following table summarizes notional and fair value amounts of derivative instruments outstanding as of March 31, 2010 and 2011. The fair value of derivatives is not offset against the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreement in the consolidated balance sheets as well as the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2010	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	882,799	—	12,187	—	11,738
Foreign exchange contracts	79,510	—	3,457	6	3,168
Equity-related contracts	2,653	—	158	—	171
Credit-related contracts	10,204	—	116	—	104
Other contracts	1,011	—	123	—	101

Total	976,177	—	16,041	6	15,282

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2011	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	854,186	—	9,964	—	9,541
Foreign exchange contracts	79,757	—	2,845	1	2,464
Equity-related contracts	3,242	—	154	—	150
Credit-related contracts	8,934	—	59	—	39
Other contracts	803	—	104	—	87

Total	946,922	—	13,126	1	12,281

Notes:

(1)	Notional amount represents the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

The MHFG Group provided and/or accepted cash collateral for derivative transactions under master netting arrangements. The cash collateral, not offset against derivative positions, was included in Other assets and Other liabilities, respectively, of which amounts were ¥853 billion and ¥540 billion at March 31, 2010, and ¥530 billion and ¥323 billion at March 31, 2011, respectively.

Hedging activities

In order to qualify for hedge accounting, a derivative must be considered highly effective at reducing the risk associated with the exposure being hedged. Each derivative must be designated as a hedge, with documentation of the risk management objective and strategy, including identification of the hedging instrument, the hedged item and the risk exposure, and how effectiveness is to be assessed prospectively and retrospectively. The extent to which a hedging instrument is effective at achieving offsetting changes in fair value or cash flows must be assessed at least quarterly. Any ineffectiveness must be reported immediately in earnings. The MHFG Group’s hedging activities include fair value and net investment hedges.

Fair value hedges

The MHFG Group primarily uses bond options to modify exposure to changes in fair value of available-for-sale debt securities. For qualifying fair value hedges, all changes in the fair value of the derivative and the corresponding hedged item relating to the risk being hedged are recognized in earnings in Investment gains (losses)—net. The change in fair value of the portion of the hedging instruments excluded from the assessment of hedge effectiveness is recorded in Trading account gains (losses)—net. No ineffectiveness exists because the MHFG Group chooses to exclude changes in the option’s time value from the effectiveness test. If the hedge relationship is terminated, the fair value adjustment to the hedged item continues to be reported as part of the basis of the item and is amortized to earnings as a yield adjustment.

The following table summarizes gains and losses information related to fair value hedges for the fiscal years ended March 31, 2010 and 2011:

	Gains (losses) recorded in income
2010	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	(14,200)	13,771	—	(429)

Total	(14,200)	13,771	—	(429)

	Gains (losses) recorded in income
2011	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	(1,784)	1,589	—	(195)

Total	(1,784)	1,589	—	(195)

The MHFG Group had net loss excluded from assessment of effectiveness of ¥8,849 million for the fiscal year ended March 31, 2009. No ineffectiveness was recognized in earnings for the fiscal year.

Net investment hedges

The MHFG Group uses forward foreign exchange contracts and foreign currency-denominated debt instruments to protect the value of net investments in non-Japanese subsidiaries from foreign currency exposure. Under net investment hedges, both derivatives and nonderivative financial instruments qualify as hedging instruments. For net investment hedges, the changes in the fair value of a hedging derivative instrument or nonderivative hedging financial instrument is recorded in Foreign currency translation adjustments within Accumulated other comprehensive income (loss), provided that the hedging instrument is designated and is effective as a hedge of the net investment. The portion of the hedging instruments excluded from the assessment of hedge effectiveness is recorded in Foreign exchange gains (losses)—net in earnings.

The following table summarizes gains and losses information related to net investment hedges for the fiscal years ended March 31, 2010 and 2011:

	Gains (losses) recorded in income and other comprehensive income (“OCI”)
	2010		2011
	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income
	(in millions of yen)
Financial instruments hedging foreign exchange risk	(4,489)	—	43,740	5,168

Total	(4,489)	—	43,740	5,168

Note:	Related to the effective portion of net investment hedges, Accumulated other comprehensive income (loss) of ¥0 million and ¥(1,144) million were reclassified to earnings for the fiscal years ended March 31, 2010 and 2011, respectively. No amount was excluded from the assessment of effectiveness of net investment hedges during the fiscal years ended March 31, 2010 and 2011.

The MHFG Group had net gain of ¥87,176 million at March 31, 2009, in foreign currency translation adjustment within Accumulated other comprehensive income (loss).

Derivative instruments not designated or qualifying as hedges

The MHFG Group enters into the following derivative transactions that do not qualify for hedge accounting with a view to implementing risk management hedging strategies: (1) interest-rate swap transactions for the purpose of hedging interest-rate risks in deposits, loans etc., (2) currency swap transactions for the purpose of hedging the foreign exchange risk of these assets, and (3) credit derivatives for the purpose of hedging the credit risk in loans, residential mortgage-backed securities (“RMBS”), CMBS, CLO and other similar assets. Such derivatives are accounted for as trading positions. The change in fair value of those instruments are primarily recorded in Trading account gains (losses)—net, even though they are used to mitigate or transform the risk of exposures arising from banking activities. The net gain (loss) resulting from changes in the fair values of certain credit derivatives where the Group purchases protection to mitigate its credit risk exposure, related to its corporate loan portfolio, is recorded in Other noninterest income (expenses).

The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the fiscal years ended March 31, 2010 and 2011:

	Gains (losses) recorded in income
	2010	2011
	(in millions of yen)
Interest rate contracts (1)	115,416	250,222
Foreign exchange contracts	111,845	(105,504)
Equity-related contracts	(22,841)	11,223
Credit-related contracts (2)	(97,215)	(15,220)
Other contracts	(2,103)	1,943

Total	105,102	142,664

Notes:

(1)	The net gain (loss) excluded from assessment of effectiveness for fair value hedges is not included in the above table.
(2)	The amounts include the net loss of ¥90,642 million and ¥8,207 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2010 and 2011, respectively.

Credit derivatives

A credit derivative is a bilateral contract between a seller and a buyer of protection against the credit risk of a particular entity. Credit derivatives generally require that the seller of credit protection make payments to the buyer upon the occurrence of predefined credit events, which include bankruptcy, dissolution or insolvency of the referenced entity. The MHFG Group either purchases or writes protection on either a single name or a portfolio of reference credits. The Group enters into credit derivatives to help mitigate credit risk in its corporate loan portfolio and other cash positions, to take proprietary trading positions, and to facilitate client transactions.

The notional amount of credit derivatives represents the maximum potential amount of future payments the seller could be required to make. If the predefined credit event occurs, the seller will generally have a right to collect on the underlying reference credit and any related cash flows, while being liable for the full notional amount of credit protection to the buyer. The Group manages credit risk associated with written protection by purchasing protection with identical or similar underlying reference credit, which substantially offsets its exposure. Thus, the notional amount is not a reliable indicator of the Group’s actual loss exposure.

The following table summarizes notional and fair value amounts of credit derivatives at March 31, 2010 and 2011:

	2010		2011
	Notional amount	Fair value	Notional amount	Fair value
	(in billions of yen)
Credit protection written
Investment grade	2,630	(12)	2,509	—
Non-investment grade	2,224	(44)	1,935	6

Total	4,854	(56)	4,444	6

Credit protection purchased	5,363	68	4,520	15

Note:	Rating scale is based upon either external ratings or internal ratings. The lowest investment grade is considered to be BBB- or the corresponding internal rating, while anything below or unrated is considered to be non-investment grade. Non-investment grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

The following table shows the maximum potential amount of future payment for credit protection written by expiration period at March 31, 2010 and 2011:

	Maximum payout/Notional amount
	2010	2011
	(in billions of yen)
One year or less	790	1,212
After one year through five years	3,729	3,024
After five years	335	208

Total	4,854	4,444

Note:	The maximum potential amount of future payment is the notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the Group’s right of collection over the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Credit-related contingent features

Certain of the MHFG Group’s derivative instruments contain provisions that require the Group’s debt to maintain an investment grade credit rating from the major credit rating agencies. If the Group’s debt were to fall below investment grade, the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in the Group’s net liability positions. The aggregate fair value of all derivative instruments with such credit-risk-related contingent features in liability positions on March 31, 2010 and 2011 was ¥2,170 billion and ¥1,501 billion, respectively. As the Group has provided ¥1,736 billion and ¥1,102 billion as collateral to the counterparties in its normal course of business on March 31, 2010 and 2011, respectively, if the contingent features described above were triggered on March 31, 2010 and 2011, the amount immediately required to settle would be ¥434 billion and ¥399 billion, respectively.

Commitments and contingencies	12 Months Ended
Mar. 31, 2011
Commitments and contingencies

25. Commitments and contingencies

Obligations under guarantees

The MHFG Group provides guarantees or indemnifications to counterparties to enhance their credit standing and enable them to complete a variety of business transactions. The guarantee represents an obligation to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing arrangement or other contractual obligation.

The Group records all guarantees and similar obligations subject to ASC 460, “Guarantees” (“ASC 460”) at fair value on the consolidated balance sheets at the inception of the guarantee. The carrying amount of guarantees and similar obligations at March 31, 2010 and 2011 was ¥15 billion and ¥15 billion, respectively, and was included in Other liabilities.

The types of guarantees under ASC 460 provided by the MHFG Group are described below.

Performance guarantees

Performance guarantees are issued to guarantee customers’ performance under contractual arrangements such as a tender bid on a construction project or the completion of a construction project.

Guarantees on loans

Guarantees on loans include an obligation to guarantee the customer’s borrowing contracts. The MHFG Group is required to make payments to the guaranteed parties in the event that customers fail to fulfill obligations under the contracts.

Guarantees on securities

Guarantees on securities include an obligation to guarantee securities, such as bonds issued by customers.

Other guarantees

Other guarantees include an obligation to guarantee customers’ payment, such as tax payments.

Guarantees for the repayment of trust principal

The MHFG Group provides certain trust products with guarantees for the repayment of trust principal, e.g., loan trusts and certain jointly operated designated money trusts. Pursuant to Japanese trust-related laws, trustees are prohibited from compensating beneficiaries for any loss in the beneficial interests in each trust. However, under a special condition of the Japanese trust-related laws, trust banks as trustees are allowed to enter into an agreement to compensate for any loss in the principal of the trust. The MHFG Group manages and administers the trust assets to minimize exposures against losses from the guarantees for the repayment of trust principal, including writing-off impaired loans and charging it to the trust account profits. In performing its fiduciary duties, the MHFG Group also manages the trust assets separately from its own proprietary assets on behalf of customers and keeps separate records for the trust activities. The contract amounts of guarantees for repayment of unconsolidated trust principal were presented in the tables below. See Note 27 “Variable interest entities and securitizations” for discussion of consolidation of certain trusts.

Part of the trust account profits is set aside as a reserve in trust accounts to absorb losses in the trust asset portfolios in accordance with relevant Japanese laws concerning the trust business and/or trust agreements. Statutory reserves for loan trusts and reserves for jointly operated designated money trusts are calculated based on the trust principal or the balance of loans and other assets in the trust accounts. Since the probability of principal indemnification is judged to be remote, the MHFG Group had no related reserve for credit losses recorded in its consolidated financial statements.

Liabilities of trust accounts

The MHFG Group, as trustee, may enter into an agreement with a third party who is not the party to the relevant trust agreement to the extent necessary to handle the trust affairs for the purpose of fulfilling the objectives of the trust and, as such, the trustee shall be allowed to assume certain liabilities. Pursuant to Japanese trust-related laws, the trustee is ultimately liable to pay those liabilities out of its proprietary assets in the event that the trust assets are insufficient to cover those liabilities and the trust beneficiary is unable to compensate the shortfall. The amount of trust liabilities rarely exceeds the amount of trust assets and, therefore, those liabilities are generally covered by the corresponding trust assets. To avoid the demand for payment out of the proprietary assets, the trustee can enter into a special covenant of limited liability under which the trust creditors agree to limit the trustee’s liability to the value of the trust assets and to waive the right for compulsory execution against the trustee’s proprietary assets. The MHFG Group regularly monitors the condition of trust accounts to minimize exposures against making payment.

The amounts of such liabilities in the trust accounts excluding those with the special covenant of limited liability were presented in the tables below. Liabilities of trust accounts principally include obligations to return collateral under security lending transactions and others.

Derivative financial instruments

Certain written options and credit default swaps are deemed guarantees pursuant to the definition of guarantees in ASC 460 if (i) these contracts require the MHFG Group to make payments to counterparties based on changes in an underlying instrument or index, (ii) the contract cannot be cash-settled, and (iii) it is probable that the counterparty held the underlying instrument at inception of the contract. Because it is difficult in practice to determine whether condition (iii) exists, the MHFG Group has decided to include all credit default swaps and certain written options, excluding written options outside the scope of ASC 460 such as written call options, in the mandatory guarantee disclosures, irrespective of whether the counterparty has the asset or liability relating to the underlying.

Maximum exposure under guarantee contracts

The table below summarizes the remaining term and maximum potential amount of future payments by type of guarantee at March 31, 2010 and 2011. The maximum potential amount of future payments disclosed below represents the contractual amounts that could be repaid in the event of guarantees execution, without consideration of possible recoveries under recourse provisions or from collateral held. With respect to written options included in derivative financial instruments in the table below, in theory, the MHFG Group is exposed to unlimited losses; therefore, the table shows notional amounts of the contracts as a substitute for the maximum exposure.

The MHFG Group, when necessary, requires collateral such as cash, investment securities and real estate or third-party guarantees depending on the amount of credit risk involved, and employs means such as sub-participation to reduce the credit risk associated with guarantees. The maximum exposure or notional amounts below does not represent the expected losses from the execution of the guarantees.

2010	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	1,579	872	593	114
Guarantees on loans	739	104	69	566
Guarantees on securities	16	5	11	—
Other guarantees	867	641	185	41
Guarantees for the repayment of trust principal	932	198	282	452
Liabilities of trust accounts	8,529	8,351	43	135
Derivative financial instruments	43,074	21,586	17,400	4,088

2011	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	1,580	886	559	135
Guarantees on loans	539	136	53	350
Guarantees on securities	10	4	6	—
Other guarantees	872	602	192	78
Guarantees for the repayment of trust principal	249	—	181	68
Liabilities of trust accounts	8,144	7,982	51	111
Derivative financial instruments	30,567	11,386	16,048	3,133

The table below presents maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2010 and 2011.

	2010	2011
	(in billions of yen)
Investment grade	1,715	1,760
Non-investment grade	1,486	1,241

Total	3,201	3,001

Note:	Investment grade in the internal rating scale is generally corresponding to BBB- or above in external rating scale.

Other off-balance-sheet instruments

In addition to guarantees, the MHFG Group issues other off-balance-sheet instruments to its customers, such as lending-related commitments and commercial letters of credit. Under the terms of these arrangements, the MHFG Group is required to extend credit or make certain payments upon the customers’ request.

Commitments to extend credit

Commitments to extend credit are legally binding agreements to lend to customers on demand. They usually have set maturity dates. These agreements differ from guarantees in that they are generally revocable or contain provisions that enable the MHFG Group to avoid payment or reduce the amount of credit extended under certain conditions, such as the deterioration of the borrower’s financial condition or other reasonable conditions. The MHFG Group monitors the financial condition of the potential borrowers throughout the commitment period to determine whether additional collateral or changes in the terms of the commitment are necessary. Since many of these commitments to extend credit expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.

Commitments to invest in securities

Commitments to invest in securities include legally binding contracts to make additional contributions to investment funds, such as venture capital funds or corporate recovery funds in accordance with the terms of investment agreements.

Commercial letters of credit

Commercial letters of credit are issued in connection with customers’ trade transactions. Normally, the customers cannot receive the goods until they make payment to a bank, and therefore these commercial letters of credit are collateralized by the underlying goods. Upon issuance of commercial letters of credit, the MHFG Group monitors the credit risk associated with these transactions to determine if additional collateral is required.

The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2010 and 2011:

	2010	2011
	(in billions of yen)
Commitments to extend credit (Note)	48,778	50,436
Commercial letters of credit	392	465

Total	49,170	50,901

Note:	Commitments to extend credit include commitments to invest in securities.

Allowance for losses on off-balance-sheet instruments

Other liabilities include an allowance for losses on off-balance-sheet instruments, of which amount at March 31, 2010 and 2011 was ¥108 billion and ¥112 billion, respectively.

Leases

The MHFG Group leases certain office space and equipment under noncancelable agreements. Future minimum rental commitments for noncancelable leases at March 31, 2011 were as follows:

	Capitalized leases	Operating leases
	(in millions of yen)
Fiscal year ending March 31:
2012	6,388	35,373
2013	5,045	29,570
2014	3,771	27,003
2015	2,842	9,669
2016	2,275	6,253
2017 and thereafter	5,134	17,533

Total minimum lease payments	25,455	125,401

Amount representing interest	1,661

Present value of minimum lease payments	23,794

Total rental expense for the fiscal years ended March 31, 2009, 2010 and 2011 was ¥104,605 million, ¥106,177 million and ¥102,455 million, respectively.

During prior years, the MHFG Group’s major banking subsidiaries sold their head offices (including land, buildings, facilities and equipment) to third parties. Concurrent with the sales, these subsidiaries leased the properties back for periods of 5 and 10 years at total lease payment for the whole period of ¥214,690 million. The terms of certain lease agreements were changed during the fiscal years ended March 31, 2009 and 2011, and the total lease payment for the whole period was reduced to ¥210,779 million, consequently. The MHFG Group recorded the transactions as operating leases. The future minimum lease payments under the terms of the related lease agreements were ¥69,947 million, ¥54,735 million and ¥39,421 million at March 31, 2009, 2010 and 2011, respectively.

Legal proceedings

The MHFG Group is involved in normal collection proceedings initiated by the Group and other legal proceedings in the ordinary course of business.

The Group’s Indonesian subsidiary acts as collateral agent for the trustee of bond issuances made by subsidiaries of Asia Pulp & Paper Company Ltd. (“APP”). In that role, the subsidiary is involved in disputes between the bondholders and such APP subsidiaries in their capacities as the issuers, guarantors and/or pledgors of security for the bonds relating to foreclosure proceedings on the collateral and has been named as a defendant in lawsuits brought by the obligors under the bonds in Indonesia. The Group’s consolidated financial statements do not include a reserve in relation to these disputes because the Group does not believe that the resolution of this matter will have a significant impact on the consolidated financial condition or results of operations of the Group, although there can be no assurance as to the foregoing.

Noncontrolling interests in consolidated subsidiaries	12 Months Ended
Mar. 31, 2011
Noncontrolling interests in consolidated subsidiaries

26. Noncontrolling interests in consolidated subsidiaries

Noncontrolling interests represent the equity for the remaining outstanding voting stock of subsidiaries not owned by the MHFG Group. The changes in noncontrolling interests in fiscal years ended March 31, 2009, 2010, and 2011 consisted of noncontrolling interests in net income or loss of subsidiaries, noncontrolling interests in changes in other comprehensive income of subsidiaries and changes resulting from changes in the ownership percentage of the Group in certain subsidiaries.

During the fiscal year ended March 31, 2010, MHFG exchanged certain voting equity interests in MHSC for those in Shinko, which had been an equity method affiliate of the Group, and merged the two entities. As a result of the transaction, the Group’s ownership in MHSC was decreased to 59.22% at March 31, 2010. See Note 3 “Business Combination” for further details of the merger.

Variable interest entities and securitizations	12 Months Ended
Mar. 31, 2011
Variable interest entities and securitizations

27. Variable interest entities and securitizations

Variable interest entities

In the normal course of business, the MHFG Group is involved with VIEs primarily through the following types of transactions: asset-backed commercial paper/loan programs, asset-backed securitizations, investment funds, trust arrangements, and structured finance. The Group consolidated certain of these VIEs, in accordance with the new consolidation guidance effective April 1, 2010, where the Group was deemed to be the primary beneficiary because it has both (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. According to such new consolidation guidance, the MHFG Group additionally consolidated certain VIEs and former Qualifying SPEs (“QSPEs”) that had not been consolidated prior to April 1, 2010. There are also other VIEs, where the Group determined that it was not the primary beneficiary but had significant variable interests. In evaluating the significance of the variable interests, the Group comprehensively takes into consideration the extent of its involvement with each VIE, such as the seniority of its investments, the share of its holding in each tranche and the variability it expects to absorb, as well as other relevant facts and circumstances. The likelihood of loss is not necessarily relevant to the determination of significance, and therefore, “significant” does not imply that there is high likelihood of loss. The maximum exposure to loss that is discussed in this section refers to the maximum loss that the Group could be required to record in its consolidated statements of income as a result of its involvement with the VIE. Further, this maximum potential loss is disclosed regardless of the probability of such losses and, therefore, it is not indicative of the ongoing exposure which is managed within the Group’s risk management framework.

The tables below show consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, as of March 31, 2010 and 2011:

	Consolidated VIEs	Significant unconsolidated VIEs
2010	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,024	—	—
Asset-backed securitizations	355	1,253	40
Investments in securitization products	101	—	—
Investment funds	568	2,778	401
Trust arrangements and other	—	932	381

Total	3,048	4,963	822

	Consolidated VIEs	Significant unconsolidated VIEs
2011	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,085	—	—
Asset-backed securitizations	511	680	44
Investments in securitization products	94	—	—
Investment funds	684	1,841	266
Trust arrangements and other	176	—	—

Total	3,550	2,521	310

The Group has not provided financial or other support to consolidated or unconsolidated VIEs that the Group was not previously contractually required to provide.

The tables below present the carrying amount and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in the significant unconsolidated VIEs, as of March 31, 2010 and 2011:

Assets on balance sheets related to unconsolidated VIEs:	2010	2011
	(in billions of yen)
Trading account assets	57	72
Investments	367	201
Loans	16	59

Total	440	332

Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:	2010	2011
	(in billions of yen)
Due to trust accounts	551	—
Trading account liabilities	1	1
Payables under securities lending transactions	—	23

Total	552	24

Maximum exposure to loss	822	310

Asset-backed commercial paper/loan programs

The MHFG Group manages several asset-backed commercial paper/loan programs that provide its clients’ off-balance-sheet and/or cost-effective financing. The VIEs used in the programs purchase financial assets, primarily receivables, from clients participating in the programs and provide liquidity through the issuance of commercial paper or borrowings from the MHFG Group backed by the financial assets. While customers normally continue to service the transferred receivables, the MHFG Group underwrites, distributes, and makes a market in commercial paper issued by the conduits. The MHFG Group typically provides program-wide liquidity and credit support facilities and, in some instances, financing to the VIEs. The MHFG Group has the power to determine which assets will be held in the VIEs and has an obligation to monitor these assets. The Group is also responsible for liability management. In addition, through the liquidity and credit support facilities with the VIEs, the Group has the obligation to absorb losses that could potentially be significant to the VIEs. Therefore, the Group consolidated this type of VIEs.

Asset-backed securitizations

The MHFG Group acts as an arranger of various types of structured finance to meet clients’ off-balance-sheet financing needs. In substantially all of these structured financing transactions, the transfer of the financial asset by the client is structured to be bankruptcy remote by use of a bankruptcy remote entity, which is deemed to be a VIE because its equity holder does not have decision making rights. The MHFG Group receives fees for structuring and/or distributing the securities sold to investors. In some cases, the MHFG Group itself purchases the securities issued by the entities and/or provides loans to the VIEs.

In addition, the MHFG Group establishes several single-issue and multi-issue special purpose entities that issue collateralized debt obligations (“CDO”) or CLO, synthetic CDO/CLO or other repackaged instruments to meet clients’ and investors’ financial needs. The MHFG Group also arranges securitization transactions including CMBS, RMBS and others. In these transactions, the MHFG Group acts as an underwriter, placement agent, asset manager, derivatives counterparty, and/or investor to debt and equity instruments.

In certain VIEs, where the MHFG Group provides liquidity and credit support facilities, writes credit protection or invests in debt or equity instruments in its role as an arranger, servicer, administrator or asset manager, etc., the Group has the power to determine which assets will be held in the VIEs or to manage and monitor these assets. In addition, through the variable interests above, the Group has the obligation to absorb losses and the right to receive benefits that could potentially be significant to the VIEs. Therefore, the Group consolidated such VIEs.

In a certain securitization transaction where the MHFG Group had transferred mortgage loans to a former QSPE, the Group, as continuing involvement, provides servicing for, holds retained subordinated beneficial interests in, and retains credit exposure in the form of a guarantee in the mortgage loans. Prior to April 1, 2010, this entity had been exempt from consolidation in accordance with the former accounting guidance. With elimination of the concept of QSPEs, the Group consolidated the entity as of April 1, 2010. In its role as a servicer, the Group has the power to direct the entity’s activities that most significantly impact the entity’s economic performance by managing defaulted mortgage loans. In addition, through the retained interest and the involvement as a guarantor above, the Group has the obligation to absorb losses and the right to receive benefits that could potentially be significant to the entity.

Investments in securitization products

The MHFG Group invests in, among other things, various types of CDO/CLO, synthetic CDO/CLO and repackaged instruments, CMBS and RMBS arranged by third parties for the purpose of generating current income or capital appreciation, which all utilize entities that are deemed to be VIEs. By design, such investments were investment grade at issuance and held by a diverse group of investors. The loss amount of securities and loans is generally limited to the amount invested because the Group has no contractual involvement in such VIEs beyond its investments. Since the Group is involved in those VIEs only as an investor, the Group does not ordinarily have the power to direct the VIEs’ activities that most significantly impact the VIEs’ economic performance. However, the Group consolidated some VIEs, mostly where the transactions were tailored by the third party arrangers to meet the Group’s needs as a main investor, who is eventually deemed to have the power to determine which assets to be held in the VIEs.

Investment funds

The MHFG Group invests in various investment funds including securities investment trusts, which collectively invest in equity and debt securities that include listed Japanese securities and investment grade bonds. Investment advisory companies or fund management companies, including the Group’s subsidiaries and affiliates, administer and make investment decisions over such investment funds. The Group consolidates certain investment funds where it is deemed to be the primary beneficiary. The Group has determined that certain investment vehicles managed by the Group are provided a deferral from the requirements of SFAS No.167, because they meet the criteria in ASU No.2010-10. Therefore, these vehicles continue to be evaluated under the requirements of ASC 810 before implementing SFAS No.167.

Trust arrangements

The MHFG Group offers a variety of asset management and administration services under trust arrangements including security investment trusts, pension trusts and trusts used in the securitization of assets originated by and transferred to third parties. The Group receives trust fees for providing services as an agent or fiduciary on behalf of beneficiaries.

With respect to guaranteed principal money trust products, the MHFG Group assumes certain risks by providing guarantees for the repayment of principal as required by the trust agreements or relevant Japanese legislation. The MHFG Group manages entrusted funds primarily through the origination of high quality loans and other credit-related products, investing in investment grade marketable securities such as Japanese government bonds and placing cash with the MHFG Group’s subsidiary trust banks. The Group has the power to determine which assets will be held in the VIEs or to manage these assets. In addition, through the principal guarantee agreement, the Group has the obligation to absorb losses that could potentially be significant to the VIEs. Therefore, the Group consolidated this type of VIEs. However, the MHFG Group does not consolidate certain guaranteed principal money trusts, which invest all the entrusted funds in the MHFG Group itself, as the Group has determined that it has no variable interests (Refer to Note 13 “Due to trust accounts”). See Note 25 “Commitments and contingencies” for the balances of guaranteed trust principal unconsolidated at March 31, 2010 and 2011.

With respect to non-guaranteed trust arrangements, the MHFG Group manages and administers assets on behalf of its customers (trust beneficiaries) in the capacity of a trustee and fiduciary. For substantially all non-guaranteed trust arrangements, the Group generally does not have the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance or has neither the obligation to absorb losses nor the right to receive benefits that could potentially be significant to the VIEs. Therefore, such trust accounts are not included in the consolidated financial statements of the MHFG Group.

The Group has determined that, in certain trust arrangements, the adoption of SFAS No.167 is deferred, because they meet the criteria in ASU No.2010-10. These vehicles continue to be evaluated under the requirements of ASC 810 before implementing SFAS No.167.

Special purpose entities created for structured finance

The MHFG Group is involved in real estate, commercial aircraft and other vessel and machinery and equipment financing to VIEs. As the Group typically only provides senior financing with credit enhanced by subordinated interests and sometimes may act as an interest rate swap counterparty, the Group determined that, in this type of VIEs, it does not have the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance, or even the significant variable interests.

Securitization

The MHFG Group has had no significant transfers of financial assets, recognized no significant gains or losses and retained no significant interests in securitization transactions accounted for as sales.

There are certain transactions where transfers of financial assets do not qualify for sales treatment but are accounted for as secured borrowings. These transferred assets continue to be carried on the consolidated balance sheets of the MHFG Group. Such assets are associated with securitization transactions and loan participation transactions, which amounted to ¥248 billion and ¥187 billion as of March 31, 2010, and ¥121 billion and ¥70 billion as of March 31, 2011, respectively. Liabilities associated with securitization and loan participation transactions are presented as Payables under securities lending transactions and Other short-term borrowings or Long-term debt, respectively, on the consolidated balance sheets.

Fees and commissions income	12 Months Ended
Mar. 31, 2011
Fees and commissions income

28. Fees and commissions income

Details of Fees and commissions income for the fiscal years ended March 31, 2009, 2010 and 2011 are as follows:

	2009	2010	2011
	(in millions of yen)
Securities-related business	57,453	115,239	125,534
Remittance business	111,317	105,366	105,314
Deposits, debentures and lending business	110,171	94,547	95,209
Trust fees	55,891	49,101	47,201
Fees for other customer services	225,707	222,155	208,842

Total	560,539	586,408	582,100

Securities-related business fees consist of broker’s fees and markups on securities underwriting and other securities related activities. Remittance business fees consist of service charges for funds transfer and collections. Trust fees are earned primarily by fiduciary asset management and administration service for corporate pension plans, investment funds, and other. Fees for other customer services include fees related to the MHFG Group’s agency business, guarantee related business, and other.

Fair value	12 Months Ended
Mar. 31, 2011
Fair value

29. Fair value

Fair value measurements

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Additionally, ASC 820 precludes (1) deferral of gains and losses at inception of certain derivative contracts whose fair value was not evidenced by market-observable data, and (2) use of block discounts when measuring the fair value of instruments traded in an active market, which were previously applied to large holdings of publicly traded financial instruments.

Fair value hierarchy

ASC 820 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market.
Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments. If no quoted market price is available, the fair values of debt securities and over-the-counter derivative contracts in this category are determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Following is a description of valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis, including the general classification of such instruments pursuant to the fair value hierarchy and the MHFG Group’s valuation techniques used to measure fair values. During the fiscal year ended March 31, 2011, there were no material changes made to the Group’s valuation techniques and related inputs.

Trading securities and trading securities sold, not yet purchased

When quoted prices for identical securities are available in an active market, the Group uses the quoted prices to measure fair values of securities and such securities are classified in Level 1 of the fair value hierarchy. Level 1 securities include highly liquid government bonds and Ginnie Mae securities. When quoted prices for identical securities are available, but not actively traded, such securities are classified in Level 2 of the fair value hierarchy. When no quoted market price is available, the Group estimates fair values by using a pricing model with inputs that are observable in the market and such securities are classified in Level 2 of the fair value hierarchy. Level 2 securities include Japanese local government bonds, corporate bonds, and commercial paper. When less liquidity exists for securities, the quoted prices are stale or the prices from independent sources vary, such securities are generally classified in Level 3 of the fair value hierarchy. The fair value of foreign currency denominated securitization products such as RMBS, CMBS, and asset-backed securities (“ABS”) is determined primarily by using a discounted cash flow model. The key inputs used for the model include default rates, recovery rates, pre-payment rates, and discount rates. In the case that certain key inputs are unobservable or cannot be corroborated by observable market data, these financial instruments are classified in Level 3.

The investment funds are classified in either Level 1, Level 2, or Level 3 of the fair value hierarchy. Among those funds, exchange-traded funds (“ETF”) are generally classified in Level 1, while the others are classified in Level 2 or Level 3. Investment trusts and hedge funds are generally classified in Level 2, since those funds are measured at NAV per share and the MHFG Group has the ability to redeem its investment with the investees at NAV per share at the measurement date or within the near term. Private equity funds and real estate funds measured at NAV per share are generally classified in Level 3, since the Group never has the ability to redeem its investment with the investees at NAV per share, nor can it redeem its investment with the investees at NAV per share at the measurement date or within the near term.

Derivative financial instruments

Exchange-traded derivatives are valued using quoted market prices and so are classified in Level 1 of the fair value hierarchy. However, the majority of derivatives entered into by the Group are executed over-the-counter and so are valued using internal valuation techniques as no quoted market price is available for such instruments. The valuation techniques depend on the type of derivatives. The principal techniques used to value these instruments are discounted cash flow models and the Black-Scholes option pricing model, which are widely accepted in the financial services industry. The key inputs vary with the type of derivatives and the nature of the underlying instruments and include interest rate yield curves, foreign exchange rates, the spot price of the underlying, volatility and correlation. Each item is placed in either Level 2 or Level 3 depending on the observability of the significant inputs to the model. Level 2 derivatives include plain vanilla interest rate and currency swaps and option contracts. Derivative contracts valued using significant unobservable correlation or volatility are classified in Level 3 of the fair value hierarchy.

Investments

Fair values of available-for-sale securities are determined primarily using the same procedures described for trading securities. Since private placement bonds have no quoted market prices, the fair values of such bonds are estimated based on a discounted cash flow model using interest rates approximating the current rates for instruments with similar maturities, adjusting for inherent credit risk. Private placement corporate bonds are placed in either Level 2 or Level 3 depending on the observability of the significant inputs to the model, such as inherent credit risk. Japanese securitization products such as RMBS, CMBS, CDO, ABS, and CLO are generally measured at quoted prices from broker-dealers. The quoted prices may be adjusted, if they are not verified by the internal valuation process for risk management purposes. Though most Japanese securitization products are classified in Level 3, certain securitization products such as Japanese RMBS are classified in Level 2, if the quoted prices are verified through either the recent market transaction or a pricing model that can be corroborated by observable market data.

Other investments, except investments held by consolidated investment companies, have not been measured at fair value on a recurring basis. Investments held by consolidated investment companies mainly consist of marketable and non-marketable equity securities and debt securities. The fair value of the marketable equity securities is based upon quoted market prices. The fair value of the non-marketable equity securities is based upon significant management judgment, as very limited quoted prices exist. When evaluating such securities, the Group firstly considers recent market transactions of the identical security, if applicable. Otherwise, the Group uses commonly accepted valuation techniques such as earnings multiples based on comparable public securities. Non-marketable equity securities are generally classified in Level 3 of the fair value hierarchy. The fair value of the debt securities is estimated using a discounted cash flow model, since they have no quoted market prices. Those debt securities are classified in Level 3, because the credit risks are unobservable.

Long-term debt

Where fair value accounting has been elected for structured notes, the fair values of those are determined by incorporating the fair values of embedded derivatives primarily derived from the same procedures described for derivative financial instruments. Such instruments are classified in Level 2 or Level 3 depending on the observability of significant inputs to the model of the embedded derivatives. Where fair value accounting has been elected for non-structured notes issued by consolidated VIEs, the fair values of those are determined primarily based upon the fair values of the underlying assets held by consolidated VIEs. Such instruments are classified in Level 3 because the underlying assets held by consolidated VIEs are securitization products classified in Level 3.

Items measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis at March 31, 2010 and 2011, including those for which the MHFG Group has elected the fair value option, are summarized below:

2010	Level 1	Level 2	Level 3	Assets/ Liabilities at fair value
	(in billions of yen)
Assets:
Trading securities (2)	11,085	3,482	920	15,487
Derivatives	22	15,675	344	16,041
Available-for-sale securities:
Japanese government bonds	26,690	1,539	—	28,229
Japanese local gov’t bonds	—	157	—	157
U.S. Treasury bonds	112	—	—	112
Other foreign gov’t bonds	215	104	—	319
Agency mortgage-backed securities	57	478	—	535
Residential mortgage-backed securities	—	438	573	1,011
Commercial mortgage-backed securities	—	—	650	650
Japanese corporate bonds and other debt securities	—	2,246	522	2,768
Foreign corporate bonds and other debt securities	75	304	357	736
Equity securities (marketable)	3,146	135	3	3,284
Other investments	—	—	96	96

Total assets at fair value on a recurring basis (3)	41,402	24,558	3,465	69,425

Liabilities:
Trading securities sold, not yet purchased	3,849	265	—	4,114
Derivatives	24	14,980	285	15,289
Long-term debt (4)	—	4	350	354

Total liabilities at fair value on a recurring basis	3,873	15,249	635	19,757

2011	Level 1	Level 2	Level 3	Assets/ Liabilities at fair value
	(in billions of yen)
Assets:
Trading securities (2):
Japanese government bonds	4,834	128	—	4,962
Japanese local gov’t bonds	—	162	—	162
U.S. Treasury bonds	2,653	58	—	2,711
Other foreign gov’t bonds	1,218	132	5	1,355
Agency mortgage-backed securities	880	425	—	1,305
Residential mortgage-backed securities	—	1	206	207
Commercial mortgage-backed securities	—	1	50	51
Certificates of deposit and commercial paper	—	1,253	—	1,253
Corporate bonds and other	144	1,211	448	1,803
Equity securities	714	360	96	1,170
Derivatives:
Interest rate contracts	3	9,946	15	9,964
Foreign exchange contracts	2	2,769	74	2,845
Equity-related contracts	20	68	66	154
Credit-related contracts	—	27	32	59
Other contracts	—	—	104	104
Available-for-sale securities:
Japanese government bonds	27,605	1,608	—	29,213
Japanese local gov’t bonds	—	230	—	230
U.S. Treasury bonds	128	—	—	128
Other foreign gov’t bonds	196	95	—	291
Agency mortgage-backed securities	83	682	—	765
Residential mortgage-backed securities	—	331	429	760
Commercial mortgage-backed securities	—	—	486	486
Japanese corporate bonds and other debt securities	—	2,908	289	3,197
Foreign corporate bonds and other debt securities	34	364	248	646
Equity securities (marketable)	2,741	92	—	2,833
Other investments	26	—	260	286

Total assets at fair value on a recurring basis (3)	41,281	22,851	2,808	66,940

Liabilities:
Trading securities sold, not yet purchased	4,254	161	—	4,415
Derivatives:
Interest rate contracts	1	9,505	35	9,541
Foreign exchange contracts	2	2,422	41	2,465
Equity-related contracts	25	88	37	150
Credit-related contracts	—	32	7	39
Other contracts	1	2	84	87
Long-term debt (4)	—	1	440	441

Total liabilities at fair value on a recurring basis	4,283	12,211	644	17,138

Notes:
(1)	Certain amounts for the fiscal year ended March 31, 2010 have been summarized to conform to the current period’s presentation.
(2)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(3)	Amounts include the investments measured at NAV per share at March 31, 2010 and 2011, of ¥723 billion and ¥729 billion, respectively, of which ¥213 billion and ¥187 billion, respectively, are classified in Level 1, ¥454 billion and ¥482 billion, respectively, are classified in Level 2, and ¥56 billion and ¥60 billion, respectively, are classified in Level 3.
(4)	Amounts represent items for which the Group elected the fair value option.
(5)	There were no significant transfers of assets or liabilities between Level 1 and Level 2 of the fair value hierarchy for the fiscal year ended March 31, 2011.

Items measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

The table below presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2010 and 2011:

2010	April 1, 2009	Net realized/unrealized gains (losses)		Transfers in and/or out of Level 3	Purchases, sales, issuances and settlements	March 31, 2010	Change in unrealized gains (losses) still held (7)
	(in billions of yen)
Assets:
Trading securities	930	15	(3)	(37)	12	920	30
Derivatives, net (2)	127	(127	) (3)	(11)	70	59	(164)
Available-for-sale securities:
Residential mortgage-backed securities	664	9	(4)	—	(100)	573	—
Commercial mortgage-backed securities	955	(17	) (4)	—	(288)	650	(11)
Japanese corporate bonds and other debt securities	834	3	(4)	(69)	(246)	522	—
Foreign corporate bonds and other debt securities	369	19	(4)	35	(66)	357	—
Equity securities (marketable)	2	1	(4)	2	(2)	3	—
Other investments	88	3	(5)	—	5	96	2

Liabilities:
Long-term debt	261	9	(6)	—	98	350	10

2011	April 1, 2010	Net realized/unrealized gains (losses)		Transfers in and/or out of Level 3 (8)	Purchases, sales, issuances and settlements (9)	March 31, 2011	Change in unrealized gains (losses) still held (7)
	(in billions of yen)
Assets:
Trading securities:
Other foreign gov’t bonds	7	—	(3)	—	(2)	5	—
Residential mortgage-backed securities	200	(8	) (3)	—	14	206	3
Commercial mortgage-backed securities	63	(4	) (3)	—	(9)	50	(1)
Corporate bonds and other	564	(21	) (3)	22	(117)	448	(10)
Equity securities	86	4	(3)	20	(14)	96	2
Derivatives, net (2):
Interest rate contracts	(17)	(5	) (3)	—	2	(20)	(6)
Foreign exchange contracts	—	32	(3)	—	1	33	30
Equity-related contracts	38	(10	) (3)	—	1	29	(6)
Credit-related contracts	17	(23	) (3)	(1)	32	25	(9)
Other contracts	21	6	(3)	—	(7)	20	2

Available-for-sale securities:
Residential mortgage-backed securities	573	1	(4)	—	(145)	429	(2)
Commercial mortgage-backed securities	650	(10	) (4)	—	(154)	486	(10)
Japanese corporate bonds and other debt securities	522	2	(4)	(35)	(200)	289	—
Foreign corporate bonds and other debt securities	357	(3	) (4)	(13)	(93)	248	—
Equity securities (marketable)	3	(1	) (4)	—	(2)	—	—
Other investments	96	(3	) (5)	(16)	183	260	—

Liabilities:
Long-term debt	350	8	(6)	1	97	440	7

Notes:
(1)	Certain amounts for the fiscal year ended March 31, 2010 have been summarized to conform to the current period’s presentation.
(2)	Total Level 3 derivative exposures have been netted on the table for presentation purpose only.
(3)	Realized and unrealized gains (losses) are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(4)	Realized gains (losses) are reported in Investment gains (losses)—net. Unrealized gains (losses) are reported in Accumulated other comprehensive income (loss).
(5)	Realized and unrealized gains (losses) are reported in Investment gains (losses)—net.
(6)	Realized and unrealized gains (losses) are reported in Other noninterest income (expenses).
(7)	Amounts represent total gains or losses recognized in earnings during the fiscal year. These gains or losses are attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at March 31, 2010 and 2011.
(8)	Transfers in and out of Level 3 are assumed to occur at the beginning of the fiscal year. There were no significant transfers between Level 1 or Level 2 and Level 3 of the fair value hierarchy for the fiscal year ended March 31, 2011.
(9)	Due to the application of SFAS No.167, new consolidation guidance for VIEs, Level 3 assets increased by ¥170 billion during the fiscal year ended March 31, 2011, which was reflected as purchases, sales, issuances and settlements on the table.

Items measured at fair value on a nonrecurring basis

Certain assets and liabilities are measured at fair value on a nonrecurring basis and are not included in the tables above. These assets and liabilities primarily include items that are measured at the lower of cost or fair value, and items that were initially measured at cost and have been written down to fair value as a result of impairment. The following table shows the fair value hierarchy for those items as of March 31, 2010 and 2011.

2010	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	287	—	—	287	407
Loans held-for-sale	45	—	22	23	62
Other investments	4	—	—	4	29

Total assets at fair value on a nonrecurring basis	336	—	22	314	498

Liabilities:
Other liabilities	1	—	1	—	—

Total liabilities at fair value on a nonrecurring basis	1	—	1	—	—

2011	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	276	—	—	276	408
Loans held-for-sale	5	—	4	1	6
Other investments	23	5	—	18	26
Goodwill	6	—	—	6	15

Total assets at fair value on a nonrecurring basis	310	5	4	301	455

Liabilities:
Total liabilities at fair value on a nonrecurring basis	—	—	—	—	—

Loans in the table above have been impaired and measured based on the fair value of the underlying collateral.

Loans held-for-sale in the table above are accounted for at the lower of cost or fair value at the end of the fiscal year. The items of which fair values are determined by using actual or contractually determined selling price data are classified as Level 2. Due to the lack of current observable market information, the determination of fair value for items other than above requires significant adjustment based on management judgment and estimation, which leads such items into Level 3.

Other investments in the table above have been impaired and written down to fair value. Other investments consist of certain equity method investments and non-marketable equity securities. The fair value of the impaired equity method investment is determined by the quoted market price. As the security involved is traded in an active exchange market, this item is classified as Level 1. The fair value of the impaired non-marketable equity securities is determined primarily by using a liquidation value technique. As significant management judgment or estimation is required in the determination of the fair value of non-marketable equity securities, these items are classified as Level 3.

Goodwill in the table above is entirely related to MHIS operating segment. Due to the decline of quoted market price of MHIS’s common stock, it was determined that the carrying amount of the segment exceeded its fair value as of March 31, 2011 and a goodwill impairment loss was recognized. The fair value of the MHIS operating segment was determined by the quoted market price of its common stock adjusted by the control premium which requires significant management judgment and estimation. Therefore, the item is classified as Level 3.

Other liabilities in the table above represent amounts recorded for loan commitments where loans drawn under the commitment will be held for sale. The losses were measured in the same manner as loans held-for-sale above.

Fair value option

The MHFG Group elected the fair value option for certain eligible financial instruments described below.

Foreign currency denominated available-for-sale securities

Prior to the adoption of the fair value option under ASC 825, the changes in fair value of foreign currency denominated available-for-sale securities had been accounted for in Accumulated other comprehensive income, net of tax, while the changes in fair value caused by foreign exchange fluctuation of foreign currency denominated financial liabilities had been accounted for in earnings. The MHFG Group elected the fair value option for those securities to mitigate the volatility in earnings due to the difference in the recognition of foreign exchange risk between available-for-sale securities and financial liabilities. Following the election of the fair value option, these securities have been reported as trading securities in Trading account assets.

Certain hybrid financial instruments

The MHFG Group issues structured notes as part of its client-driven activities. Structured notes are debt instruments that contain embedded derivatives. The Group elected the fair value option for certain structured notes to mitigate accounting mismatches and to achieve operational simplifications. Following the election of the fair value option, those structured notes continue to be reported in Long-term debt and interest on those structured notes continues to be reported in Interest expense on long-term debt. The differences between the aggregate fair value of those structured notes for which the fair value option has been elected and the aggregate unpaid principal balance of such instruments were ¥40 billion and ¥48 billion at March 31, 2010 and 2011, respectively. The net unrealized gains resulting from changes in fair values of those structured notes of ¥9 billion and ¥8 billion were recorded in Other noninterest income for the fiscal years ended March 31, 2010 and 2011, respectively.

Financial assets and liabilities held by consolidated VIEs

The MHFG Group consolidates certain VIEs that issue CDOs where MHFG or its subsidiaries have been determined to be the primary beneficiary. The Group elected the fair value option for certain assets held and notes issued by those VIEs to eliminate the divergence between accounting income and economic income. The assets were reported in Trading account assets, while the notes were reported in Long-term debt. The fair value option enabled the Group to recognize the gains or losses attributing to only the notes that the Group held. The differences between the aggregate fair value of those notes for which the fair value option has been elected and the aggregate unpaid principal balance of such instruments were ¥57 billion and ¥12 billion at March 31, 2010 and 2011, respectively. There were no significant changes in fair values of those notes during the fiscal years ended March 31, 2010 and 2011.

Fair value of financial instruments

ASC 825 requires the disclosure of the estimated fair value of financial instruments. Fair value of financial instruments is the amount that would be exchanged between willing parties, other than in a forced sale or liquidation. Quoted market prices, if available, are best utilized as estimates of the fair values of financial instruments. However, since no quoted market prices are available for certain financial instruments, fair values for such financial instruments have been estimated based on management’s assumptions, discounted cash flow models or other valuation techniques. Such estimation methods are described in more detail below. These estimates could be significantly affected by different sets of assumptions. There are certain limitations to management’s best judgment in estimating fair values of financial instruments and inherent subjectivity involved in estimation methodologies and assumptions used to estimate fair value. Accordingly, the net realizable or liquidation values could be materially different from the estimates presented below.

ASC 825 does not require the disclosure of the fair value of nonfinancial instruments.

The carrying amounts and fair values of certain financial instruments, excluding the financial instruments outside the scope of ASC 825 such as the equity method investments and lease contracts as defined in ASC 840, “Leases” (“ASC 840”), at March 31, 2010 and 2011 are as follows:

	2010		2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	18,910	18,910	24,516	24,516
Trading securities	15,487	15,487	14,979	14,979
Investments	38,500	38,504	40,037	40,043
Loans, net of allowance for loan losses	62,861	63,276	63,918	64,330
Other financial assets	3,787	3,787	2,653	2,653
Derivative financial instruments	16,041	16,041	13,126	13,126

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	36,319	36,319	35,014	35,014
Interest-bearing deposits	75,145	75,103	76,403	76,354
Debentures	1,518	1,515	741	735
Trading securities sold, not yet purchased	4,114	4,114	4,415	4,415
Due to trust accounts	1,025	1,025	629	629
Commercial paper and other short-term borrowings	9,046	9,046	15,151	15,151
Long-term debt	8,463	8,874	8,930	9,318
Other financial liabilities	3,902	3,902	4,084	4,084
Derivative financial instruments	15,289	15,289	12,282	12,282

Following is a description of valuation methodologies used for estimating fair value for financial assets and liabilities not carried at fair value on the MHFG Group’s consolidated balance sheets.

Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions

The carrying value of short-term financial assets, such as cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions approximates the fair value of these assets since they generally involve limited losses from credit risk or have short-term maturities with interest rates that approximate market rates.

Investments

Fair values of held-to-maturity securities are determined primarily using the same procedures described for trading securities and available-for-sale securities aforementioned in this section. The fair values of other equity interests, which primarily comprise non-marketable equity securities, are not readily determinable, and their carrying amounts of ¥568 billion and ¥495 billion at March 31, 2010 and 2011, respectively, are not included in the disclosure.

Loans

Performing loans have been fair valued as groups of similar loans based on the type of loan, credit quality, prepayment assumptions and remaining maturity. The fair value of performing loans is estimated based on discounted cash flows using interest rates approximating the MHFG Group’s current rates for similar loans, adjusting for inherent credit risk. The carrying amounts of impaired loans, net of allowance for loan losses, approximate the fair values since allowance for loan losses for impaired loans is estimated based on an individual basis to reflect the value of uncollectible amounts.

Other financial assets

The carrying value of other financial assets, such as accrued interest receivable and accounts receivable from brokers, dealers, and customers for securities transactions, approximates the fair value of these assets since they generally involve limited losses from credit risk or have short-term maturities with interest rates that approximate market rates.

Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions

The carrying value of short-term financial liabilities, such as noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions approximates the fair value of these liabilities since they generally have short-term maturities with interest rates that approximate market rates.

Interest-bearing deposits

The carrying value of demand deposits approximates the fair value since it represents the amount payable on demand at the balance sheet date. The fair value of time deposits and certificates of deposit is primarily estimated based on discounted cash flow analysis using current interest rates for instruments with similar maturities. The carrying value of short-term certificates of deposit approximates the fair value.

Debentures

Debentures are fair valued using quoted market prices, if available. Otherwise, the fair value of debentures is estimated based on discounted cash flow analysis using current interest rates for instruments with similar maturities.

Due to trust accounts

The carrying value of due to trust accounts approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates.

Commercial paper and other short-term borrowings

The carrying value of the majority of short-term borrowings approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates. The fair value of certain borrowings is estimated based on discounted cash flow analysis using interest rates approximating the MHFG Group’s incremental borrowing rates with similar maturities.

Long-term debt

Long-term debt is fair valued using quoted market prices, if available. Otherwise, the fair value of long-term debt is estimated based on discounted cash flow analysis using interest rates approximating the MHFG Group’s incremental borrowing rates with similar maturities.

Other financial liabilities

The fair value of other financial liabilities, such as accrued interest payable and accounts payable to brokers, dealers, and customers for securities transactions, approximates the carrying amounts.

The fair values of certain off-balance-sheet financial instruments, such as commitments to extend credit and commercial letters of credit, are not considered material to the consolidated balance sheets at March 31, 2010 and 2011.

Related party transactions	12 Months Ended
Mar. 31, 2011
Related party transactions

30. Related party transactions

Transactions with directors, executive officers, and their associates

The banking subsidiaries of MHFG make loans to the MHFG Group’s directors, executive officers, and their associates in their ordinary course of business. At March 31, 2010 and 2011, outstanding loans to such related parties were not considered significant. These related party loans were made on substantially the same terms, including interest rate and collateral, as those prevailing at the same time for comparable transactions with unrelated parties. At March 31, 2010 and 2011, there were no loans to these related parties that were considered impaired.

Other transactions, such as deposits, were entered into between MHFG’s subsidiaries and the MHFG Group’s directors, executive officers, and their associates during the fiscal years ended March 31, 2009, 2010 and 2011. The outstanding amounts of these transactions, which were made in the ordinary course of business with terms equivalent to those with unrelated parties, were not considered significant.

Transactions with other related parties

A number of transactions were entered into with other related parties, such as MHFG’s employees and affiliates accounted for under the equity method. These transactions included loans, deposits, and other banking services. They were not significant in amount and were conducted with substantially the same terms as those for comparable transactions with unrelated parties.

Business segment information	12 Months Ended
Mar. 31, 2011
Business segment information

31. Business segment information

Under U.S. GAAP, companies report segment information based on the way management disaggregates the company for making operating decisions. The MHFG Group’s operating segments are based on the nature of the products and services provided, the type of customer and the Group’s management organization. The business segment information, set forth below, is derived from the internal management reporting systems used by management to measure the performance of the Group’s business segments. The management measures the performance of each of the operating segments primarily in terms of “net business profits” in accordance with internal managerial accounting rules and practices. Net business profits is used as a measure of the profitability of core banking operations in Japan, and is defined as gross profits (or the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income) less general and administrative expenses (excluding non-recurring expenses). Measurement by net business profits is required for regulatory reporting to the Financial Services Agency. Therefore, the format and information are presented primarily on the basis of Japanese GAAP and are not consistent with the consolidated financial statements prepared in accordance with U.S. GAAP. A reconciliation is provided for the segments’ total net business profits with Income (loss) before income tax expense (benefit) under U.S. GAAP.

Note 32 “Foreign activities” provides financial information relating to the MHFG Group’s operations by geographic area.

MHFG manages its business portfolio through the three Global Groups: the Global Corporate Group, the Global Retail Group, and the Global Asset & Wealth Management Group. The Global Corporate Group consists primarily of MHCB and MHSC, the Global Retail Group consists primarily of MHBK and MHIS, and the Global Asset & Wealth Management Group consists primarily of MHTB. Operating segments of MHCB and MHBK are aggregated within each entity based on customer characteristics and functions. Operating segments of MHCB are aggregated into three reportable segments, domestic, international, and trading and others. Operating segments of MHBK are also aggregated into three reportable segments, retail banking, corporate banking, and trading and others. In addition to the three Global Groups, subsidiaries that provide services to a wide range of customers and that do not belong to a specific Global Group are aggregated in Others.

The Global Corporate Group

MHCB

MHCB is the main operating company of the Global Corporate Group and provides banking and other financial services to large corporations, financial institutions, public sector entities, foreign corporations, including foreign subsidiaries of Japanese corporations, and foreign governmental entities.

(1) Domestic

This segment consists of the following three units of MHCB: corporate banking, global investment banking, and global transaction banking. This segment provides a variety of financial products and services to large corporations, financial institutions and public sector entities in Japan. The products and services it offers include commercial banking, advisory services, syndicated loan arrangements and structured finance.

(2) International

This segment mainly offers commercial banking and foreign exchange transaction services to foreign corporations, including foreign subsidiaries of Japanese corporations, through MHCB’s overseas network.

(3) Trading and others

This segment consists of the global markets unit, and the global asset management unit. This segment supports the domestic and international segments in offering derivatives and other risk hedging products to satisfy MHCB’s customers’ financial and business risk control requirements. It is also engaged in MHCB’s proprietary trading, such as foreign exchange and bond trading, and asset and liability management. This segment also includes costs incurred by headquarters functions of MHCB.

(4) MHSC

MHSC is the securities arm of the Global Corporate Group and provides full-line securities services to corporations, financial institutions, public sector entities, and individuals. The former MHSC and Shinko merged to form the new MHSC in May 2009.

(5) Others

This segment consists of MHCB’s subsidiaries other than MHSC, but includes MHSC’s subsidiaries. These subsidiaries offer financial products and services in specific areas of business or countries mainly to customers of the Global Corporate Group.

The Global Retail Group

MHBK

MHBK is the main operating company of the Global Retail Group. MHBK provides banking and other financial services mainly to individuals, SMEs and middle-market corporations through its domestic branches and ATM network.

(6) Retail banking

This segment offers banking products and services, including housing and other personal loans, credit cards, deposits, investment products, and consulting services, to MHBK’s individual customers through its nationwide branches and ATM network, as well as telephone and Internet banking services.

(7) Corporate banking

This segment provides loans, syndicated loan arrangements, structured finance, advisory services, other banking services, and capital markets financing to SMEs, middle-market corporations, local governmental entities, and other public sector entities in Japan.

(8) Trading and others

This segment supports the retail banking and corporate banking segments in offering derivatives and other risk hedging products to satisfy MHBK’s customers’ financial and business risk control requirements. It is also engaged in MHBK’s proprietary trading, such as foreign exchange and bond trading, and asset and liability management. This segment also includes costs incurred by headquarters functions of MHBK.

(9) MHIS

MHIS offers securities services to individuals and corporate customers of the Global Retail Group and provides those corporate customers with support in procuring funds through capital markets.

(10) Others

This segment consists of MHBK’s subsidiaries other than MHIS. These subsidiaries, such as Mizuho Capital Co., Ltd. and Mizuho Business Financial Center Co., Ltd., offer financial products and services in specific areas of business to customers of the Global Retail Group.

The Global Asset & Wealth Management Group

(11) MHTB

MHTB is the main operating company of the Global Asset & Wealth Management Group and offers products and services related to trust, real estate, securitization and structured finance, pension and asset management, and stock transfers.

(12) Others

This segment includes companies other than MHTB that are a part of the Global Asset & Wealth Management Group. These companies include TCSB, Mizuho Asset Management Co., Ltd., DIAM Co., LTD., which is an equity-method affiliate, and Mizuho Private Wealth Management Co., Ltd. They offer products and services related to trust and custody, asset management, and private banking.

(13) Others

This segment consists of MHFG and its subsidiaries that do not belong to a specific Global Group but provide their services to a wide range of customers. Under this segment, the MHFG Group offers non-banking services, including research and consulting services through Mizuho Research Institute Ltd., information technology-related services through Mizuho Information & Research Institute, Inc., and advisory services to financial institutions through Mizuho Financial Strategy Co., Ltd.

The information below for reportable segments is derived from the internal management reporting system. Management does not use information on segments’ assets to allocate resources and assess performance and has not prepared information on segment assets. Accordingly, information on segment assets is not available.

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2009	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	381.3	316.5	172.7	90.1	53.7	(9.7)	74.5	648.1	603.7	327.3	297.9	(21.5)	0.4	44.0	49.8	48.6	1.2	(10.3)	1,068.9
Net noninterest income (expenses)	343.2	211.7	102.5	40.4	68.8	78.0	53.5	252.2	224.0	25.2	144.4	54.4	30.9	(2.7)	127.1	81.5	45.6	15.6	738.1

Total	724.5	528.2	275.2	130.5	122.5	68.3	128.0	900.3	827.7	352.5	442.3	32.9	31.3	41.3	176.9	130.1	46.8	5.3	1,807.0
General and administrative expenses	381.4	246.9	92.0	66.0	88.9	59.5	75.0	615.9	571.1	235.7	234.2	101.2	44.0	0.8	132.0	91.3	40.7	(5.7)	1,123.6
Others	(35.4)	—	—	—	—	—	(35.4)	(13.8)	—	—	—	—	—	(13.8)	(3.2)	—	(3.2)	(8.4)	(60.8)

Net business profits (losses)	307.7	281.3	183.2	64.5	33.6	8.8	17.6	270.6	256.6	116.8	208.1	(68.3)	(12.7)	26.7	41.7	38.8	2.9	2.6	622.6

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2010	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	470.6	444.8	175.0	85.8	184.0	(10.7)	36.5	641.6	612.9	263.5	266.4	83.0	0.4	28.3	46.2	44.9	1.3	(6.7)	1,151.7
Net noninterest income	449.9	197.5	110.7	31.7	55.1	188.5	63.9	258.8	205.9	25.0	126.5	54.4	47.2	5.7	130.5	87.1	43.4	5.7	844.9

Total	920.5	642.3	285.7	117.5	239.1	177.8	100.4	900.4	818.8	288.5	392.9	137.4	47.6	34.0	176.7	132.0	44.7	(1.0)	1,996.6
General and administrative expenses	478.1	246.9	97.5	54.4	95.0	153.4	77.8	617.7	570.4	245.8	228.9	95.7	40.0	7.3	128.5	89.9	38.6	(11.1)	1,213.2
Others	(11.8)	—	—	—	—	—	(11.8)	(2.0)	—	—	—	—	—	(2.0)	(2.8)	—	(2.8)	(64.2)	(80.8)

Net business profits (losses)	430.6	395.4	188.2	63.1	144.1	24.4	10.8	280.7	248.4	42.7	164.0	41.7	7.6	24.7	45.4	42.1	3.3	(54.1)	702.6

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2011	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	457.0	395.8	176.0	86.3	133.5	(9.2)	70.4	614.5	571.8	248.2	266.9	56.7	0.6	42.1	43.4	42.5	0.9	(5.4)	1,109.5
Net noninterest income	483.5	282.5	115.2	56.9	110.4	158.9	42.1	294.8	237.5	34.6	124.9	78.0	49.8	7.5	134.0	89.4	44.6	11.5	923.8

Total	940.5	678.3	291.2	143.2	243.9	149.7	112.5	909.3	809.3	282.8	391.8	134.7	50.4	49.6	177.4	131.9	45.5	6.1	2,033.3
General and administrative expenses	471.3	235.0	88.8	62.1	84.1	160.9	75.4	605.3	554.8	237.7	223.7	93.4	41.0	9.5	125.5	87.4	38.1	0.2	1,202.3
Others	(56.7)	—	—	—	—	—	(56.7)	(15.9)	—	—	—	—	—	(15.9)	(2.1)	—	(2.1)	(14.6)	(89.3)

Net business profits (losses)	412.5	443.3	202.4	81.1	159.8	(11.2)	(19.6)	288.1	254.5	45.1	168.1	41.3	9.4	24.2	49.8	44.5	5.3	(8.7)	741.7

Notes:

(1)	For the period before the merger of MHSC and Shinko (i.e. May 7, 2009), (4)MHSC does not include Shinko’s figures, as Shinko was an equity method affiliate for the period.
(2)	(5) Others, (10) Others, and (12) Others include elimination of transactions between companies within the Global Corporate Group, the Global Retail Group, and the Global Asset & Wealth Management Group, respectively. (13) Others include elimination of transactions between the Global Groups.

Reconciliation

As explained above, the measurement base for the internal management reporting system and the income and expenses items covered are different from the accompanying consolidated statements of income. Therefore, it is impracticable to present reconciliations of all the business segments’ information, other than net business profits, to corresponding items in the accompanying consolidated statements of income.

A reconciliation of total net business profits under the internal management reporting system for the fiscal years ended March 31, 2009, 2010 and 2011 presented above to Income (loss) before income tax expense (benefit) shown on the consolidated statements of income is as follows:

	2009	2010	2011
	(in billions of yen)
Net business profits	622.6	702.6	741.7

U.S. GAAP adjustments	(124.9)	144.1	(98.4)
(Provision) credit for loan losses	(567.4)	(222.1)	(0.6)
Net gains (losses) related to equity investments	(246.4)	34.1	2.2
Non-recurring personnel expense	(13.2)	(43.9)	(22.8)
Gains on disposal of premises and equipment	23.4	27.6	13.5
(Provision) credit for losses on off-balance-sheet instruments	(83.6)	24.1	(4.4)
Others—net (Note)	31.4	20.0	(19.8)

Income (loss) before income tax expense (benefit)	(358.1)	686.5	611.4

Note:	With respect to the hedges related to credit risk mitigation transactions, the MHFG Group recognized a gain of ¥75.2 billion recorded in Other noninterest income, a loss of ¥90.6 billion recorded in Other noninterest expenses and a loss of ¥8.2 billion recorded in Other noninterest expenses, for the fiscal years ended March 31, 2009, 2010 and 2011, respectively. Amount for the fiscal year ended March 31, 2010 also includes a gain of ¥106.3 billion on a bargain purchase of Shinko which is included in Other noninterest income. See Note 24 “Derivative financial instruments” and Note 3 “Business combination” for further information.

Foreign activities	12 Months Ended
Mar. 31, 2011
Foreign activities

32. Foreign activities

The following table presents consolidated income statement and total assets information by major geographic area. Foreign activities are defined as business transactions that involve customers residing outside of Japan. However, as the MHFG Group’s operations are highly integrated globally, estimates and assumptions have been made for an allocation among the geographic areas.

	Japan	Americas	Europe	Asia/Oceania excluding Japan, and others	Total
	(in billions of yen)
Fiscal year ended March 31, 2009:
Total revenue (1)	1,867.3	423.9	347.0	198.2	2,836.4
Total expenses (2)	2,424.5	262.4	364.3	143.3	3,194.5

Income before income tax expense	(557.2)	161.5	(17.3)	54.9	(358.1)

Net income (loss)	(1,276.8)	130.7	(20.2)	46.3	(1,120.0)

Total assets at end of fiscal year	115,588.4	24,995.2	9,816.0	4,683.4	155,083.0

Fiscal year ended March 31, 2010:
Total revenue (1)	2,324.3	284.5	229.6	124.7	2,963.1
Total expenses (2)	1,907.6	134.8	163.0	71.2	2,276.6

Income before income tax expense	416.7	149.7	66.6	53.5	686.5

Net income	784.5	149.2	65.5	47.5	1,046.7

Total assets at end of fiscal year	121,555.8	21,951.5	10,178.7	4,665.5	158,351.5

Fiscal year ended March 31, 2011:
Total revenue (1)	1,943.1	281.6	128.0	144.0	2,496.7
Total expenses (2)	1,627.8	111.6	69.5	76.4	1,885.3

Income before income tax expense	315.3	170.0	58.5	67.6	611.4

Net income	133.7	165.8	57.5	61.1	418.1

Total assets at end of fiscal year	125,412.6	21,795.4	8,521.6	6,256.1	161,985.7

Notes:

(1)	Total revenue is comprised of Interest and dividend income and Noninterest income.
(2)	Total expenses are comprised of Interest expense, Provision (credit) for loan losses and Noninterest expenses.

Mizuho Financial Group, Inc., parent company	12 Months Ended
Mar. 31, 2011
Mizuho Financial Group, Inc., parent company

33. Mizuho Financial Group, Inc., parent company

The following tables present the parent company only financial information of MHFG:

Condensed balance sheets

	2010	2011
	(in millions of yen)
Assets:
Cash and due from banks	142	155
Interest-bearing deposits in other banks	14,991	16,336
Investments in subsidiaries and affiliated companies	4,142,271	4,959,426
Other	23,635	79,845

Total	4,181,039	5,055,762

Liabilities and shareholders’ equity:
Short-term borrowings	960,000	1,121,575
Long-term debt	240,000	240,000
Other liabilities	14,824	20,700
Shareholders’ equity	2,966,215	3,673,487

Total	4,181,039	5,055,762

Condensed statements of income

	2009	2010	2011
	(in millions of yen)
Income:
Dividends from subsidiaries	410,517	3,847	16,544
Management fees from subsidiaries	32,184	29,945	29,879
Other income	2,130	7,981	22,157

Total	444,831	41,773	68,580

Expenses:
Operating expenses	19,968	19,808	19,674
Interest expense	10,957	13,918	16,165
Other expense	79,397	4,750	4,471

Total	110,322	38,476	40,310

Equity in undistributed net income (loss) of subsidiaries	(1,393,076)	996,309	384,463

Income (loss) before income tax expense (benefit)	(1,058,567)	999,606	412,733
Income tax expense (benefit)	(120)	(83)	64

Net income (loss)	(1,058,447)	999,689	412,669

Condensed statements of cash flows

	2009	2010	2011
	(in millions of yen)
Cash flows from operating activities:
Net income (loss)	(1,058,447)	999,689	412,669
Adjustments and other	1,544,410	(908,244)	(396,510)

Net cash provided by operating activities	485,963	91,445	16,159

Cash flows from investing activities:
Proceeds from sales of securities of subsidiaries	79,000	—	—
Payments for purchases of securities of subsidiaries	(15)	(846,587)	(751,620)
Net change in other investing activities	(2,018)	15,755	(43,582)

Net cash provided by (used in) investing activities	76,967	(830,832)	(795,202)

Cash flows from financing activities:
Net change in short-term borrowings	(280,000)	100,000	161,265
Proceeds from issuance of long-term debt	—	240,000	—
Proceeds from issuance of common stock	—	529,200	751,620
Purchases of treasury stock	(150,359)	(5)	(3)
Dividends paid	(133,723)	(130,802)	(134,644)
Net change in other financing activities	1,207	988	818

Net cash provided by (used in) financing activities	(562,875)	739,381	779,056

Net increase (decrease) in cash and due from banks	55	(6)	13
Cash and due from banks at beginning of fiscal year	93	148	142

Cash and due from banks at end of fiscal year	148	142	155

Subsequent events	12 Months Ended
Mar. 31, 2011
Subsequent events

34. Subsequent events

Turning MHTB, MHSC and MHIS into MHFG’s wholly-owned subsidiaries

MHFG and its relevant subsidiaries determined, at their respective meetings of the board of directors held on April 28, 2011, to turn MHTB, MHSC and MHIS into MHFG’s wholly-owned subsidiaries by means of share exchanges, and signed share exchange agreements. Prior to the share exchanges, which are scheduled to be effective on September 1, 2011, shares of common stock of MHTB, MHSC and MHIS are scheduled to be delisted from Exchanges as of August 29, 2011. The main purpose of the captioned is to further enhance the “group collective capabilities” by integrating group-wide business operations, optimizing management resources such as workforce and branch network, and accelerating the implementation of the Transformation Program announced in May 2010. In the share exchanges, 0.54 shares, 1.48 shares and 0.56 shares of MHFG’s common stock are to be allotted for one share of common stock of MHTB, MHSC and MHIS, respectively.

The share exchange agreements set forth above were approved by the shareholders of MHTB and MHSC on June 22, 2011, and those of MHIS on June 29, 2011.

Redemption of preferred securities

On May 13, 2011, the board of directors of MHFG resolved to redeem in full non-cumulative perpetual preferred securities issued by an overseas special purpose company whose voting rights are wholly owned by MHFG. This entity is not consolidated in accordance with ASC 810 since the Group is not the primary beneficiary. Thus, the redemption of preferred securities did not reduce Noncontrolling interests in consolidated subsidiaries, but Long-term debt in the Group’s consolidated balance sheets. However, on June 30, 2011, when the preferred securities were redeemed, it decreased Tier 1 capital. The following table describes the details of the redeemed preferred securities.

Issuer	Aggregate redemption amount	Reason for the redemption
	(in millions of euro)
Mizuho Capital Investment (EUR) 1 Limited	500	Arrival of optional redemption date

Increase in authorized shares of common stock

The common stock shareholders and the preferred stock shareholders of MHFG approved an amendment to the Articles of Incorporation on June 21, 2011 and June 29, 2011, respectively. As a result of the amendment, effective on June 29, 2011, the total number of authorized shares of common stock increased from 24,115,759,000 shares to 48,000,000,000 shares.

Basis of presentation and summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2011
Basis of presentation

Basis of presentation

Mizuho Financial Group, Inc. (“MHFG”) is a joint stock corporation with limited liability under the laws of Japan. MHFG, through its subsidiaries (“the MHFG Group”, or “the Group”), provides domestic and international financial services in Japan and other countries. MHFG’s subsidiaries are segmented on the basis of the nature of the financial products and services and the type of customers. Mizuho Bank, Ltd. (“MHBK”), a retail-oriented banking subsidiary, offers financial services mainly to individual customers, small and medium enterprises (“SMEs”), middle-market corporations and local governmental entities in Japan. Mizuho Corporate Bank, Ltd. (“MHCB”), a wholesale banking subsidiary, offers various financial services to large Japanese corporations, financial institutions, public sector entities and foreign corporations. Mizuho Trust & Banking Co., Ltd. (“MHTB”), a trust bank subsidiary, offers mainly trust-related products and consulting services. Other major subsidiaries include Mizuho Securities Co., Ltd. (“MHSC”), Trust & Custody Services Bank, Ltd. (“TCSB”), Mizuho Investors Securities Co., Ltd. (“MHIS”), Mizuho Capital Co., Ltd., and Mizuho Business Financial Center Co., Ltd. See Note 31 “Business segment information” for further discussion of the Group’s segment information.

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements are stated in Japanese yen, the currency of the country in which MHFG is incorporated and principally operates.

The accompanying consolidated financial statements include the accounts of MHFG and its subsidiaries. The consolidated financial statements also include the accounts of the variable interest entities (“VIEs”) for which MHFG or its subsidiaries have been determined to be the primary beneficiary under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, “Consolidation” (“ASC 810”). All significant intercompany transactions and balances have been eliminated in consolidation. The MHFG Group accounts for investments in entities over which it has significant influence using the equity method of accounting. These investments are included in Other investments and the Group’s proportionate share of income or loss is included in Investment gains (losses)—net.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts and related disclosures. Specific areas, among others, requiring the application of management’s estimates and judgment include assumptions pertaining to the allowance for loan losses, allowance for losses on off-balance-sheet instruments, deferred tax assets, derivative financial instruments, investments and pension and other employee benefits. Actual results could differ from estimates and assumptions made.

Definition of cash and due from banks

Definition of cash and due from banks

For purposes of the consolidated statements of cash flows, Cash and due from banks include cash on hand, cash items in the process of collection and noninterest-bearing deposits with banks.

Translation of foreign currency financial statements and foreign currency transactions

Translation of foreign currency financial statements and foreign currency transactions

Financial statements of overseas entities are prepared using the functional currency of each entity and translated into Japanese yen for consolidation purposes. Assets and liabilities are translated using the fiscal-year-end exchange rate of each functional currency, and income and expense using the average rate of each functional currency for the period.

Foreign currency translation gains and losses related to the financial statements of overseas entities of the MHFG Group, net of related income tax effects, are credited or charged directly to Foreign currency translation adjustments, a component of Accumulated other comprehensive income (loss), net of tax. Tax effects of gains and losses on foreign currency translation of financial statements of overseas entities are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future.

Assets and liabilities denominated in foreign currencies are translated into Japanese yen at the fiscal-year-end foreign exchange rates, and gains and losses resulting from such translation are included in Foreign exchange gains (losses)—net, as appropriate. Foreign currency denominated income and expenses are translated using average exchange rates for the period.

Call loans and call money

Call loans and call money

Call loans and call money represent lending/borrowing through the Japanese short-term money market to/from other financial institutions such as banks, insurance companies, and securities brokerage houses.

Repurchase and resale agreements, securities lending and borrowing and other secured financing transactions

Repurchase and resale agreements, securities lending and borrowing and other secured financing transactions

Securities sold under agreements to repurchase (“repurchase agreements”), securities purchased under agreements to resell (“resale agreements”) and securities lending and borrowing transactions are accounted for as secured financing or lending transactions when control over the underlying securities is not deemed to be surrendered by the transferor. Otherwise, they are recorded as sales of securities with related forward repurchase commitments or purchases of securities with related forward resale commitments in accordance with ASC 860, “Transfers and Servicing” (“ASC 860”).

Under resale agreements, securities borrowing and certain derivatives transactions, the MHFG Group receives collateral in the form of securities. In many cases, the MHFG Group is permitted to sell or repledge the securities obtained as collateral. Disclosures of such collateral are presented in Note 10 “Pledged assets and collateral”. With respect to securities lending, repurchase agreements, and certain derivative transactions, counterparties may have the right to sell or repledge securities that the MHFG Group has pledged as collateral. The MHFG Group separately discloses those pledged securities in the consolidated balance sheets.

The MHFG Group monitors credit exposure arising from resale agreements, repurchase agreements, securities borrowing and securities lending transactions on a daily basis, and additional collateral is obtained from or returned to counterparties as appropriate.

Trading securities and trading securities sold, not yet purchased

Trading securities and trading securities sold, not yet purchased

Trading securities consist of securities and money market instruments that are bought and held principally for the purpose of reselling in the near term with the objective of generating profits on short-term fluctuations in price. Trading securities sold, not yet purchased, are securities and money market instruments sold to third parties that the MHFG Group does not own and is obligated to purchase at a later date to cover the short position. Trading securities and trading securities sold, not yet purchased, are classified at the date of commitment or purchase. Trading securities and trading securities sold, not yet purchased, are recorded at fair value in the consolidated balance sheets in Trading account assets and Trading account liabilities with realized and unrealized gains and losses recorded on a trade date basis in Trading account gains—net in earnings. Interest and dividends on trading account debt and equity securities, including securities sold, not yet purchased, are recorded in Interest and dividend income or Interest expense on an accrual basis.

Investments

Investments

Debt securities that the MHFG Group has both the positive intent and ability to hold to maturity are classified as Held-to-maturity securities and carried at amortized cost. Debt securities that the MHFG Group may not hold to maturity as well as any marketable equity securities, other than those classified as trading account securities, are classified as Available-for-sale securities, and are carried at fair value, with unrealized gains and losses reported in Accumulated other comprehensive income (loss), net of tax. Available-for-sale securities also include retained subordinated beneficial interests in a securitization transaction that can contractually be repaid or otherwise settled in such a way that the holder would not recover substantially all of its recorded investments.

Prior to April 1, 2009, declines in the fair value of Held-to-maturity and Available-for-sale securities below their amortized cost, that were deemed to be other-than-temporary, were all reported in Investment gains (losses)—net. Effective April 1, 2009, the MHFG Group adopted new accounting guidance for impairments of debt securities that are deemed to be other-than-temporary. Under the new impairment model, the credit component of an other-than-temporary impairment of a debt security is reported in Investment gains (losses)—net and the noncredit component is reported in Other comprehensive income (loss). See Note 5 “Investments” for further discussion of the new impairment model for debt securities. In addition, other-than-temporary declines in beneficial interests purchased or retained in a securitization transaction which are classified as available-for-sale debt securities are recognized if there has been an adverse change in the cash flows as of the balance sheet date. Interest and dividends, as well as amortization of premiums and accretion of discounts, are reported in Interest and dividend income. Amortization of premiums and accretion of discounts on debt securities are recognized over the remaining maturity under the interest method. Gains and losses on disposition of investments are computed using the first-in first-out method for debt securities and the average method for equity securities, and are recorded on the trade date.

Other investments include marketable and non-marketable equity securities accounted for using the equity method, marketable and non-marketable investments held by consolidated investment companies which are held at fair value under specialized industry accounting principles for investment companies, and other non-marketable equity securities carried at cost, less other-than-temporary impairment, if any.

Derivative financial instruments

Derivative financial instruments

Derivative financial instruments are bought and held principally for the purpose of market making for customers, proprietary trading in order to generate trading revenues and fee income, and also to manage the MHFG Group’s exposure to interest rate, credit and market risks related to asset and liability management. Such derivative financial instruments include interest rate, commodity, foreign currency, equity and credit default swap agreements, options, caps and floors, and financial futures and forward contracts.

Derivatives bought and held for trading purposes are recorded in the consolidated balance sheets at fair value in Trading account assets and Trading account liabilities. The fair value of derivatives in a gain position and a loss position are reported as Trading account assets and Trading account liabilities, respectively.

Derivatives used for asset and liability management include contracts that qualify for hedge accounting under ASC 815, “Derivatives and Hedging” (“ASC 815”). To be eligible for hedge accounting, derivative instruments must be highly effective in achieving offsetting changes in fair values or variable cash flows from the hedged items attributable to the particular risk being hedged. All qualifying hedging derivatives are valued at fair value and included in Trading account assets or Trading account liabilities. Derivatives that do not qualify for hedge accounting under ASC 815 are treated as trading positions and are accounted for as such. The fair value amounts recognized for such derivatives are not offset against the amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreement with the same counterparty.

The fair value of derivative financial instruments is based on quoted market prices or broker-dealer quotes. If quoted market prices or broker-dealer quotes are not available, the fair value is estimated using quoted market prices for similar instruments, option or binomial pricing models or present value cash flow analysis, applying current observable market information, where available. The determination of fair value includes various factors such as exchange or over-the-counter market quotes, time value and volatility factors for options and warrants, observed prices for similar or synthetic instruments, and counterparty credit quality including potential exposure.

Changes in fair value of all derivatives are recorded in earnings, except for derivatives qualifying as net investment hedges under ASC 815 which are recorded in Accumulated other comprehensive income (loss), net of tax. The fair value changes of all derivatives relating to foreign currency exchange rates are included in Foreign exchange gains (losses)—net and Trading account gains—net. Other elements of the fair value changes, including interest rate, equity and credit related components except that of certain credit derivatives hedging the credit risk in corporate loan portfolio, are recognized in Trading account gains—net. The net gain (loss) resulting from changes in the fair values of certain credit derivatives where the Group purchases protection to mitigate its credit risk exposure related to its corporate loan portfolio is recorded in Other noninterest income (expenses).

Certain financial and hybrid instruments often contain embedded derivative instruments that possess implicit or explicit contract terms in a manner similar to that of a derivative instrument. Such derivative instruments are required to be fair-valued separately from the host contracts if they meet the criteria of an embedded derivative. Such criteria include whether the entire instrument is not marked to market through earnings, the economics of the embedded terms are not clearly and closely related to those of the host contract and the embedded terms would meet the definition of a derivative on a stand-alone basis.

Loans

Loans

Loans are generally carried at the principal amount adjusted for unearned income and deferred net nonrefundable loan fees and costs. Loan origination fees, net of certain direct origination costs are deferred and recognized over the contractual life of the loan as an adjustment of yield using a method that approximates the interest method. Interest income on performing loans is accrued and credited to income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the life of the loan using a method that approximates the interest method.

Loans are considered impaired when, based on current information and events, it is probable that the MHFG Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loan. Factors considered by management in determining if a loan is impaired include delinquency status and the ability of the debtor to make payment of the principal and interest when due.

Loans are designated as nonaccrual when management determines them to be impaired based on all the relevant facts and circumstances. When a loan is placed on nonaccrual status, interest accrual and amortization of net origination fees are suspended and the capitalized interest is written off. Cash received on nonaccrual loans is accounted for as reduction of the loan principal if the ultimate collectibility of the principal amount is uncertain, otherwise, as interest income. Loans are not restored to accrual status until interest and principal payments are current and future payments are reasonably assured.

Fees received in connection with a modification of the terms of a restructured loan that meet the definition of troubled debt restructurings in accordance with ASC 310, “Receivables” (“ASC 310”) are applied as a reduction of the recorded investment in the loan. All related costs, including direct loan origination costs, are charged to expense as incurred.

Loans that have been identified to be sold are classified as loans held for sale within Other assets and are accounted for at the lower of cost or fair value. If management decides to retain certain loans held for sale for the foreseeable future or until maturity or payoff, such items are transferred to Loans at the lower of cost or fair value.

Securitization

Securitization

The MHFG Group engages in securitization activities related to mortgage loans and other loans in the normal course of business. The MHFG Group records a loan securitization as a sale when the transferred loans are legally isolated from the Group’s creditors and the accounting criteria for a sale are met in accordance with ASC 860. Otherwise, the transfer is accounted for as a collateralized borrowing. Gains or losses on securitization depending in part on the carrying amount of the loans are allocated between the loans derecognized and the retained interests based on their relative fair values at the date of the transfer. Interests in loans sold through securitization may be retained by the Group in the form of subordinated beneficial interests. The MHFG Group estimates fair value of these subordinated beneficial interests based on the present value of future expected cash flows, using management’s best estimates of the key assumptions, such as default rates, discount rates, and prepayment rates, and records them as available-for-sale debt securities.

Allowance and provision (credit) for loan losses

Allowance and provision (credit) for loan losses

The MHFG Group maintains an appropriate amount of allowance for loan losses to absorb probable losses inherent in the loan portfolio and makes adjustments to such allowance through Provision (credit) for loan losses in the consolidated statements of income. Loan principal which management judges to be uncollectible, based on detailed loan reviews and a credit quality assessment, is charged off against the allowance for loan losses. Subsequent recoveries of previously charged-off loan balances are recorded as an increase to the allowance for loan losses as the recoveries are received.

The credit quality review process and the credit rating process serve as the basis for determining the allowance for loan losses. Through such processes loans are categorized into groups to reflect the probability of default, whereby the MHFG Group’s management assesses the ability of borrowers to service their debt, taking into consideration current financial information, ability to generate cash, historical payment experience, analysis of relevant industry segments and current trends. In determining the appropriate level of the allowance, the MHFG Group evaluates the probable loss by category of loan based on its risk type and characteristics.

The allowance for loan losses is determined in accordance with ASC 310 and ASC 450, “Contingencies” (“ASC 450”). The MHFG Group measures the impairment of a loan, based on the present value of expected future cash flows discounted at the loan’s initial effective interest rate, the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent, when it is probable that the MHFG Group will be unable to collect all amounts due according to the contractual terms of the loan agreement. Certain impaired loans are aggregated for the purpose of measuring impairment and a formula allowance utilizing historical loss factors is applied. The formula allowance is also applied to groups of small balance, homogeneous loans that are collectively evaluated for impairment and for non-homogeneous loans that have not been identified as impaired. The evaluation of inherent loss for these loans involves a high degree of uncertainty, subjectivity and judgment because probable loan losses are not easily identifiable or measurable. In determining the formula allowance, the MHFG Group therefore relies on a statistical analysis that incorporates loss rates based on its own historical loss experience and third party data. The estimation of the formula allowance is back-tested on a periodic basis by comparing the allowance with the actual results subsequent to the balance sheet date.

The historical loss rate is adjusted, where appropriate, to reflect current factors, such as general economic and business conditions affecting the key lending areas of the MHFG Group, credit quality trends, specific industry conditions within portfolio segments, and recent loss experience in particular segments of the portfolio.

Allowance and provision (credit) for losses on off-balance-sheet instruments

Allowance and provision (credit) for losses on off-balance-sheet instruments

The MHFG Group maintains an allowance for losses on off-balance-sheet credit instruments, such as guarantees, standby letters of credit, commitments to invest in securities and commitments to extend credit, in the same manner as the allowance for loan losses. The allowance is recorded in Other liabilities. Net changes in the allowance for losses on off-balance-sheet instruments are accounted for in the Provision (credit) for losses on off-balance-sheet instruments in the consolidated statements of income.

Premises and equipment

Premises and equipment

Premises and equipment are stated at historical cost, and depreciation and amortization are recorded over the estimated useful lives of the assets, except for leasehold improvements, which are amortized over the shorter of the estimated useful lives of the assets or the lease term. Depreciation and amortization are principally computed under the straight-line method with respect to buildings and leasehold improvements and under the declining-balance method with respect to other premises and equipment.

The useful lives of premises and equipment are as follows:

Years
Buildings	3 to 50
Equipment and furniture	2 to 20
Leasehold improvements	3 to 50

Regular repairs and maintenance costs that do not extend the estimated useful life are charged to expense as incurred. Upon sale or disposition of premises and equipment, the cost and related accumulated depreciation or amortization are removed from the accounts, and any gains or losses on disposal are included in Gains on disposal of premises and equipment or Occupancy expenses.

Impairment of long-lived assets

Impairment of long-lived assets

The MHFG Group’s long-lived assets that are held for use are reviewed periodically for events or changes in circumstances that indicate possible impairment. The Group’s impairment review is based on an undiscounted cash flow analysis of a group of assets, combined with associated liabilities, at the lowest level for which identifiable cash flows exist. Impairment occurs when the carrying value of the asset group exceeds the future undiscounted cash flows that the asset group is expected to generate. When there is impairment, the future cash flows are then discounted to determine the estimated fair value of the asset group and an impairment charge is recorded for the difference between the carrying value and the estimated fair value of the asset group. The long-lived assets to be disposed of by sale are carried at the lower of the carrying amount or fair value, less estimated cost to sell.

Software

Software

Internal and external costs incurred in connection with developing and obtaining software for internal use that occur during the application development stage are capitalized. Such costs include salaries and benefits for employees directly involved with and who devote time to the project, to the extent such time is incurred directly on the internal use software project. The capitalization of software ceases when the software project has been substantially completed. The capitalized software is amortized on a straight-line basis over the estimated useful life, generally 5 years. Impairment of internal use software is assessed and recognized periodically when triggering events occur.

Goodwill

Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the MHFG Group’s share of net identifiable assets acquired at the date of acquisition in a business combination. The Group accounts for goodwill in accordance with ASC350, “Intangibles—Goodwill and Other” (“ASC 350”). Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. An impairment loss is recorded to the extent the carrying amount of goodwill exceeds its estimated fair value.

Intangible assets

Intangible assets

Intangible assets having definite useful lives are amortized over their estimated useful lives under the straight-line method. Intangible assets acquired by the merger of MHSC and Shinko Securities Co., Ltd. (“Shinko”) consist primarily of customer relationship intangibles, and are amortized over a weighted-average amortization period of 16 years. Intangible assets having indefinite useful lives are not amortized and are subject to impairment tests. An impairment loss is recorded to the extent the carrying amount of indefinite-lived intangible asset exceeds its estimated fair value. For intangible assets subject to amortization, an impairment loss is recorded if the carrying amount is not recoverable and exceeds its estimated fair value.

Pension and other employee benefits

Pension and other employee benefits

MHFG and certain subsidiaries including MHBK, MHCB, and MHTB sponsor severance indemnities and pension plans, which provide defined benefits to retired employees. Periodic expense and accrued liabilities are computed based on the actuarial present value of benefits, net of investment returns expected from plan assets and their fair values at the balance sheet date. Net periodic expense is charged to Salaries and employee benefits.

Debentures and long-term debt

Debentures and long-term debt

Premiums, discounts and issuance costs of debentures and long-term debt are amortized based on a method that approximates the interest method over the terms of the debentures and long-term debt.

Obligations under guarantees

Obligations under guarantees

The MHFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protections, and liquidity facilities. The MHFG Group recognizes guarantee fees income over the guarantee period. The MHFG Group receives such a guarantee fee at the inception of the guarantee or by installment, and in either case approximates the fair value of the guarantee.

Fair Value Measurements

Fair Value Measurements

The MHFG Group carries certain of its financial assets and liabilities at fair value on a recurring basis. These financial assets and liabilities are primarily composed of trading account assets, trading account liabilities and available-for-sale securities. In addition, the Group measures certain financial assets and liabilities, at fair value on a non-recurring basis. Those assets and liabilities primarily include items that are measured at the lower of cost or fair value such as loans held for sale, and items that were initially measured at cost and have been written down to fair value for impairment such as loans and other investments.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), the Group classifies its financial assets and liabilities into the fair value hierarchy (Level 1, 2, and 3). See Note 29 “Fair value” for the detailed definition of each level.

When determining fair value, the MHFG Group considers the principal or most advantageous market in which the Group would transact and consider assumptions that market participants would use when pricing the asset or liability. The Group maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. See Note 29 “Fair value” for descriptions of valuation methodologies used for its assets and liabilities by product.

Fees and commissions

Fees and commissions

Fee revenue is recognized when all of the following criteria have been met: persuasive evidence of an agreement exists, services have been rendered, the price is fixed or determinable, and collectibility is reasonably assured. Trust fees are recognized on an accrual basis and are usually based on the volume of assets under custody or management. Performance-related fees associated with certain trust products are recognized on an accrual basis. Fees on funds transfer and collection services are generally recognized as revenue when the related services are performed. Revenues from investment banking services are recorded at the time the underlying transactions are substantially completed and there are no other contingencies associated with the fees. Fees from trade-related financing services are recognized over the period of the financing.

Fees and commissions are presented on a gross basis.

Income taxes

Income taxes

Income taxes are accounted for in accordance with ASC 740, “Income Taxes” (“ASC 740”). Deferred income taxes reflect the net tax effects of (1) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and those corresponding amounts used for income tax purposes, and (2) operating loss and tax credit carryforwards. A valuation allowance for any portion of the deferred tax assets is recorded unless it is more likely than not that the deferred tax assets will be realized. Deferred income tax benefit or expense is recognized for the changes in the net deferred tax asset or liability between periods.

Earnings per common share

Earnings per common share

Basic earnings per common share are computed by dividing net income attributable to MHFG common shareholders by the weighted average number of common shares outstanding during the fiscal year. Diluted earnings per common share reflect the possible exercise of all convertible securities, such as convertible preferred stock to the extent they are not anti-dilutive. See Note 20 “Earnings per common share” for the computation of basic and diluted earnings per common share.

Basis of presentation and summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2011
Schedule Of Useful Lives For Property Plant Equipment	The useful lives of premises and equipment are as follows:

Years
Buildings	3 to 50
Equipment and furniture	2 to 20
Leasehold improvements	3 to 50

Business Combination (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table summarizes the consideration paid for Shinko and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date, as well as the fair value at the acquisition date of the noncontrolling interests in Shinko.

At May 7, 2009
(in millions of yen)
Consideration
Equity instruments (3,451,755 common shares of MHSC)	58,600

Fair value of total consideration transferred	58,600
Fair value of MHFG’s equity interests in Shinko held before the business combination	49,265

107,865

Recognized amounts of identifiable assets acquired
Cash and due from banks	118,725
Interest-bearing deposits in other banks	32,344
Receivables under securities borrowing transactions	831,839
Trading account assets	1,008,004
Investments	98,937
Loans	14,248
Premises and equipment	57,004
Accrued income	7,462
Intangible assets (Note)	73,949
Other assets	76,734
Recognized amounts of identifiable liabilities assumed
Call money and funds purchased	41,000
Payables under repurchase agreements	27,111
Payables under securities lending transactions	745,131
Other short-term borrowings	357,813
Trading account liabilities	671,841
Income taxes payable	490
Deferred tax liabilities	25,633
Accrued expenses	5,777
Long-term debt	75,795
Other liabilities	75,162

Total identifiable net assets	293,493

Noncontrolling interests in Shinko	79,318
Gain on the bargain purchase	106,310

107,865

Note: Amounts represent customer relationships subject to amortization, of which the weighted-average amortization period is 16 years.

Trading account assets and trading account liabilities (Tables)	12 Months Ended
Mar. 31, 2011
Trading Securities (and Certain Trading Assets)

The following table presents the components of Trading account assets and Trading account liabilities at their fair value at March 31, 2010 and 2011:

	2010	2011
	(in millions of yen)
Trading account assets:
Trading securities:
Japanese government and corporate debt securities	7,765,716	7,056,932
Japanese equity securities	271,440	391,491
Foreign government bonds and other securities	7,449,783	7,531,058

Total	15,486,939	14,979,481

Derivative assets:
Interest rate contracts	12,187,368	9,963,943
Foreign exchange contracts	3,457,282	2,844,798
Equity-related contracts	157,534	153,761
Credit-related contracts	116,102	59,502
Other contracts, mainly commodity-related contracts	122,744	104,414

Total	16,041,030	13,126,418

Total	31,527,969	28,105,899

Trading account liabilities:
Trading securities sold, not yet purchased	4,114,020	4,414,702
Derivative liabilities:
Interest rate contracts	11,738,251	9,541,145
Foreign exchange contracts	3,174,580	2,465,219
Equity-related contracts	170,484	150,246
Credit-related contracts	104,113	38,751
Other contracts, mainly commodity-related contracts	101,108	86,343

Total	15,288,536	12,281,704

Total	19,402,556	16,696,406

Gain (Loss) on Investments

Net trading gains for the fiscal years ended March 31, 2009, 2010 and 2011 are comprised of the following:

	2009	2010	2011
	(in millions of yen)
Trading account gains (losses)—net:
Trading securities, excluding derivative contracts	(160,804)	226,278	55,339
Derivative contracts	282,822	195,315	150,677

Total	122,018	421,593	206,016
Foreign exchange gains (losses)—net	23,769	(1,311)	55,998

Net trading gains	145,787	420,282	262,014

Investments (Tables)	12 Months Ended
Mar. 31, 2011
Amortized Cost Gross Unrealized Gains and Losses and Fair Value of Investments Table

The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale and held-to-maturity securities at March 31, 2010 and 2011 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2010 (1)
Available-for-sale securities:
Debt securities:
Japanese government bonds	28,271,986	21,826	65,023	28,228,789
Japanese local gov’t bonds	154,897	2,065	115	156,847
U.S. Treasury bonds	112,680	57	327	112,410
Other foreign gov’t bonds	318,167	1,324	32	319,459
Agency mortgage-backed securities (2)	530,204	5,386	600	534,990
Residential mortgage-backed securities	1,008,367	11,039	8,716	1,010,690
Commercial mortgage-backed securities	674,964	2,870	27,660	650,174
Japanese corporate bonds and other debt securities	2,723,309	53,701	8,934	2,768,076
Foreign corporate bonds and other debt securities	713,613	30,949	8,577	735,985
Equity securities (marketable)	2,007,370	1,280,501	3,926	3,283,945

Total	36,515,557	1,409,718	123,910	37,801,365

Held-to-maturity securities:
Debt securities:
Japanese government bonds	600,456	4,413	394	604,475
Japanese corporate bonds	2,923	14	—	2,937

Total	603,379	4,427	394	607,412

2011	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	29,280,682	10,572	78,001	29,213,253
Japanese local gov’t bonds	229,440	2,139	1,410	230,169
U.S. Treasury bonds	128,507	397	522	128,382
Other foreign gov’t bonds	290,428	331	181	290,578
Agency mortgage-backed securities (2)	769,182	3,496	7,710	764,968
Residential mortgage-backed securities	753,625	11,358	5,426	759,557
Commercial mortgage-backed securities	509,294	2,961	26,007	486,248
Japanese corporate bonds and other debt securities	3,170,653	41,456	14,581	3,197,528
Foreign corporate bonds and other debt securities	624,877	23,785	2,954	645,708
Equity securities (marketable)	1,918,733	922,649	8,832	2,832,550

Total	37,675,421	1,019,144	145,624	38,548,941

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,200,615	7,361	1,269	1,206,707
Japanese corporate bonds	1,508	5	—	1,513

Total	1,202,123	7,366	1,269	1,208,220

Notes:

(1)	Certain amounts for the fiscal year ended March 31, 2010 have been summarized to conform to the current period’s presentation.
(2)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥57,539 million and ¥477,451 million, respectively, at March 31, 2010, and ¥82,632 million and ¥682,336 million, respectively, at March 31, 2011. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Investments Classified by Contractual Maturity Date

Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their original final or contractual maturities.

	Available-for-sale debt securities		Held-to-maturity debt securities
	Amortized cost	Fair value	Amortized cost	Fair value
	(in millions of yen)
Due in one year or less	15,495,392	15,505,802	501	502
Due after one year through five years	14,893,687	14,870,097	1,201,622	1,207,718
Due after five years through ten years	3,367,910	3,328,655	—	—
Due after ten years	1,999,699	2,011,837	—	—

Total	35,756,688	35,716,391	1,202,123	1,208,220

Unrealized Loss Position Investments

The following tables show the gross unrealized losses and fair value of available-for-sale and held-to-maturity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2010 and 2011:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2010 (1)
Available-for-sale securities:
Debt securities:
Japanese government bonds	10,159,459	47,899	544,908	17,124	10,704,367	65,023
Japanese local gov’t bonds	33,176	104	261	11	33,437	115
U.S. Treasury bonds	89,754	327	16	—	89,770	327
Other foreign gov’t bonds	45,805	31	1,365	1	47,170	32
Agency mortgage-backed securities (2)	85,531	227	41,075	373	126,606	600
Residential mortgage-backed securities	17,022	131	451,421	8,585	468,443	8,716
Commercial mortgage-backed securities	45,712	904	505,796	26,756	551,508	27,660
Japanese corporate bonds and other debt securities	500,023	7,435	95,183	1,499	595,206	8,934
Foreign corporate bonds and other debt securities	83,703	5,545	183,735	3,032	267,438	8,577
Equity securities (marketable)	43,362	3,421	4,942	505	48,304	3,926

Total	11,103,547	66,024	1,828,702	57,886	12,932,249	123,910

Held-to-maturity securities:
Debt securities:
Japanese government bonds	199,670	394	—	—	199,670	394

Total	199,670	394	—	—	199,670	394

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2011
Available-for-sale securities:
Debt securities:
Japanese government bonds	17,012,827	54,063	1,284,639	23,938	18,297,466	78,001
Japanese local gov’t bonds	121,689	1,410	—	—	121,689	1,410
U.S. Treasury bonds	84,209	522	3	—	84,212	522
Other foreign gov’t bonds	148,135	181	—	—	148,135	181
Agency mortgage-backed securities (2)	520,937	7,710	—	—	520,937	7,710
Residential mortgage-backed securities	40,706	359	251,170	5,067	291,876	5,426
Commercial mortgage-backed securities	1,499	1	355,884	26,006	357,383	26,007
Japanese corporate bonds and other debt securities	1,133,710	13,047	276,244	1,534	1,409,954	14,581
Foreign corporate bonds and other debt securities	116,588	1,324	126,015	1,630	242,603	2,954
Equity securities (marketable)	101,214	8,462	2,154	370	103,368	8,832

Total	19,281,514	87,079	2,296,109	58,545	21,577,623	145,624

Held-to-maturity securities:
Debt securities:
Japanese government bonds	299,022	1,269	—	—	299,022	1,269

Total	299,022	1,269	—	—	299,022	1,269

Notes:
(1)	Certain amounts for the fiscal year ended March 31, 2010 have been summarized to conform to the current period’s presentation.
(2)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥17,004 million and ¥109,602 million, respectively, at March 31, 2010, and ¥55,327 million and ¥465,610 million, respectively, at March 31, 2011. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Other Investments Disclosure

The following table summarizes the composition of other investments:

	2010	2011
	(in millions of yen)
Equity method investments	184,555	172,326
Investments held by consolidated investment companies	95,518	285,716
Other equity interests	567,855	494,534

Total other investments	847,928	952,576

Loans (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Accounts, Notes, Loans and Financing Receivable

The table below presents loans outstanding by domicile and industry of borrower at March 31, 2010 and 2011:

	2010	2011
	(in millions of yen)
Domestic:
Manufacturing	8,065,169	7,617,139
Construction and real estate	7,854,069	7,308,324
Services	5,152,670	4,286,744
Wholesale and retail	5,306,409	5,313,766
Transportation and communications	3,237,678	3,228,202
Banks and other financial institutions	4,289,460	3,908,065
Government and public institutions	5,459,188	7,154,049
Other industries (1)	3,332,153	3,758,540
Individuals:
Mortgage loans	11,093,236	11,436,486
Other	788,335	745,065

Total domestic	54,578,367	54,756,380

Foreign:
Commercial and industrial	7,236,684	6,964,802
Banks and other financial institutions	1,721,861	2,587,531
Government and public institutions	292,466	453,066
Other (1)	31,503	9,662

Total foreign	9,282,514	10,015,061

Total	63,860,881	64,771,441
Less: Unearned income and deferred loan fees—net	78,030	81,627

Total loans before allowance for loan losses	63,782,851	64,689,814

Notes:

(1)	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.
(2)	The MHFG Group partially changed the category of industry sector to be consistent with class of financing receivables under ASU No.2010-20 which the Group adopted in the fiscal year ended March 31, 2011. Certain amounts in the prior period have been reclassified to conform to the current period’s presentation.

Financing Receivable Credit Quality Indicators Table

The table below presents credit quality information of non-impaired loans based on the MHFG Group’s internal rating system at March 31, 2011:

	Normal obligors				Watch obligors excluding special attention obligors (1)
	A-B	C-D	Retail (2)	Other (3)	E1-E2	Retail (2)	Other (3)	Total
	(in millions of yen)
2011
Domestic:
Manufacturing	4,136,439	2,230,245	108,053	270,870	511,115	30,536	20,200	7,307,458
Construction and real estate	2,374,750	3,367,262	714,994	100,301	447,221	38,993	6	7,043,527
Services	1,908,978	1,737,894	216,879	10,935	268,270	35,884	—	4,178,840
Wholesale and retail	1,747,661	2,575,281	236,556	76,199	441,637	59,703	137	5,137,174
Transportation and communications	1,857,583	1,104,179	87,813	305	109,605	14,996	39	3,174,520
Banks and other financial institutions	2,897,448	783,833	1,963	765	220,569	80	—	3,904,658
Government and public institutions	7,081,238	—	—	72,811	—	—	—	7,154,049
Other industries	1,410,665	196,124	3,318	2,042,711	13,513	655	90,507	3,757,493
Individuals	—	203,805	11,273,403	239,229	59,371	111,055	4,902	11,891,765

Total domestic	23,414,762	12,198,623	12,642,979	2,814,126	2,071,301	291,902	115,791	53,549,484

Foreign:
Total foreign	5,015,595	2,754,922	1,717	1,157,535	901,673	82	67,864	9,899,388

Total	28,430,357	14,953,545	12,644,696	3,971,661	2,972,974	291,984	183,655	63,448,872

Notes:

(1)	Special attention obligors are watch obligors with restructured or 90 days or more delinquent debt. Loans to such obligors are not included in the table above, because the MHFG Group considers all such loans impaired.
(2)	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
(3)	Loans held by subsidiaries other than MHBK, MHCB, and MHTB constitute Other, since their portfolio segments are not identical to those used by MHBK, MHCB, and MHTB.

Impaired Financing Receivable Recorded Investment and Allowance for Credit Losses

The table below presents impaired loans information at March 31, 2010 and 2011.

	Recorded investment (2)	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized (3)
	(in millions of yen)
2010

Impaired loans requiring an allowance for loan losses:
Total	1,107,860		434,987

Impaired loans not requiring an allowance for loan losses (1):
Total	296,418		—

Total:
Total	1,404,278		434,987	1,430,423	34,811

Impaired Financing Receivables Table

	Recorded investment (2)	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized (3)
	(in millions of yen)
2010

Impaired loans requiring an allowance for loan losses:
Total	1,107,860		434,987

Impaired loans not requiring an allowance for loan losses (1):
Total	296,418		—

Total:
Total	1,404,278		434,987	1,430,423	34,811

2011
Impaired loans requiring an allowance for loan losses:
Domestic:
Manufacturing	294,921	320,481	112,080	273,453	4,804
Construction and real estate	203,948	249,217	54,752	210,703	4,196
Services	93,168	108,673	30,783	129,262	1,973
Wholesale and retail	162,326	178,860	63,289	151,010	3,138
Transportation and communications	47,879	50,086	21,517	101,461	1,321
Banks and other financial institutions	3,353	3,865	1,388	13,184	94
Other industries	574	1,439	178	842	5
Individuals	118,013	136,296	11,220	95,610	2,646

Total domestic	924,182	1,048,917	295,207	975,525	18,177

Foreign:
Total foreign	103,104	107,602	38,137	100,394	2,014

Total	1,027,286	1,156,519	333,344	1,075,919	20,191
2011

Impaired loans not requiring an allowance for loan losses (1):
Domestic:
Manufacturing	14,760	42,747	—	15,874	187
Construction and real estate	60,849	95,904	—	71,935	479
Services	14,736	53,407	—	19,870	324
Wholesale and retail	14,266	108,708	—	16,988	221
Transportation and communications	5,803	20,697	—	5,361	62
Banks and other financial institutions	54	6,262	—	233	1
Other industries	473	1,645	—	382	2
Individuals	171,773	188,799	—	151,303	1,455

Total domestic	282,714	518,169	—	281,946	2,731

Foreign:
Total foreign	12,569	69,430	—	17,021	159

Total	295,283	587,599	—	298,967	2,890

Total:
Domestic:
Manufacturing	309,681	363,228	112,080	289,327	4,991
Construction and real estate	264,797	345,121	54,752	282,638	4,675
Services	107,904	162,080	30,783	149,132	2,297
Wholesale and retail	176,592	287,568	63,289	167,998	3,359
Transportation and communications	53,682	70,783	21,517	106,822	1,383
Banks and other financial institutions	3,407	10,127	1,388	13,417	95
Other industries	1,047	3,084	178	1,224	7
Individuals	289,786	325,095	11,220	246,913	4,101

Total domestic	1,206,896	1,567,086	295,207	1,257,471	20,908

Foreign:
Total foreign	115,673	177,032	38,137	117,415	2,173

Total	1,322,569	1,744,118	333,344	1,374,886	23,081

Notes:

(1)	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
(2)	Amounts also represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status is completely corresponded to the Group’s definition of impaired loans.
(3)	Amounts represent gross interest income on impaired loans which were included in Interest income on loans.

Financing Receivable, by Contractual Maturity

The table below presents an analysis of the age of the recorded investment in loans that are past due at March 31, 2011:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in millions of yen)
2011
Domestic:
Manufacturing	1,847	2,613	29,306	33,766	7,583,373	7,617,139
Construction and real estate	6,537	8,125	103,607	118,269	7,190,055	7,308,324
Services	3,916	1,836	21,631	27,383	4,259,361	4,286,744
Wholesale and retail	4,662	4,891	30,707	40,260	5,273,506	5,313,766
Transportation and communications	1,151	1,060	7,980	10,191	3,218,011	3,228,202
Banks and other financial institutions	1	8	264	273	3,907,792	3,908,065
Government and public institutions	—	—	—	—	7,154,049	7,154,049
Other industries	100	1	671	772	3,757,768	3,758,540
Individuals	42,851	22,411	137,040	202,302	11,979,249	12,181,551

Total domestic	61,065	40,945	331,206	433,216	54,323,164	54,756,380

Foreign:
Total foreign	8,550	6,224	14,975	29,749	9,985,312	10,015,061

Total	69,615	47,169	346,181	462,965	64,308,476	64,771,441

Allowance for loan losses (Tables)	12 Months Ended
Mar. 31, 2011
Allowance for Credit Losses on Financing Receivables

Changes in Allowance for loan losses for the fiscal years ended March 31, 2009 and 2010 are shown below:

	2009	2010
	(in millions of yen)
Balance at beginning of fiscal year	649,803	869,786

Provision (credit) for loan losses	567,396	222,102

Charge-offs	344,061	260,491
Less: Recoveries	28,881	53,808

Net charge-offs	315,180	206,683

Others (Note)	(32,233)	(5,772)

Balance at end of fiscal year	869,786	879,433

Note:	Others include primarily foreign exchange translation.

In accordance with ASC 450, a formula-based allowance utilizing historical loss factors, after adjusted for existing economic conditions where appropriate, is applied to groups of non-homogeneous loans and small balance, homogeneous loans which have not been identified as impaired. When management estimates probable credit losses to determine the allowance for loan losses, small balance, homogeneous loans are classified in the retail portfolio segment to which pool allocations apply, and loans other than classified in the retail portfolio segment are classified in the corporate portfolio segment. See Note 1 “Basis of presentation and summary of significant accounting policies” for further detail of the methodology used to determine allowance for loan losses and Note 6 “Loans” for further detail of obligor ratings and pool allocations.

The table below presents Allowance for loan losses and loans outstanding by portfolio segment at March 31, 2011:

	Corporate	Retail	Impaired loans	Other (3)	Total
	(in millions of yen)
2011

Allowance for loan losses:
Balance at beginning of fiscal year	305,832	23,141	431,611	118,849	879,433

Provision (credit) for loan losses	(60,120)	5,573	21,149	34,045	647

Charge-offs	—	—	166,527	18,063	184,590
Less: Recoveries	—	—	46,712	934	47,646

Net charge-offs	—	—	119,815	17,129	136,944

Others (1)	—	—	(7,926)	(680)	(8,606)

Balance at end of fiscal year	245,712	28,714	325,019	135,085	734,530

of which individually evaluated for impairment	2,028	—	245,073	53,424	300,525
of which collectively evaluated for impairment	243,684	28,714	79,946	81,661	434,005

Loans (2):
Balance at end of fiscal year	47,076,556	13,050,599	1,550,116	3,094,170	64,771,441

of which individually evaluated for impairment	38,058	—	1,139,475	51,421	1,228,954
of which collectively evaluated for impairment	47,038,498	13,050,599	410,641	3,042,749	63,542,487

Notes:

(1)	Others include primarily foreign exchange translation.
(2)	Amounts represent loan balances before deducting unearned income and deferred loan fees.
(3)	Amounts booked in subsidiaries other than MHBK, MHCB, and MHTB constitute Other, since their portfolio segments are not identical to those used by MHBK, MHCB, and MHTB.

Premises and equipment (Tables)	12 Months Ended
Mar. 31, 2011
Property, Plant and Equipment

Premises and equipment at March 31, 2010 and 2011 consist of the following:

	2010	2011
	(in millions of yen)
Land	242,056	266,827
Buildings	675,630	710,226
Equipment and furniture	461,359	466,667
Leasehold improvements	90,004	88,107
Construction in progress	22,421	28,777
Software	645,321	683,514

Total	2,136,791	2,244,118
Less: Accumulated depreciation and amortization	1,088,874	1,129,914

Premises and equipment—net	1,047,917	1,114,204

Goodwill and intangible assets (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Goodwill

The changes in Goodwill during the fiscal years ended March 31, 2009, 2010 and 2011 were as follows:

	Global Corporate Group	Global Retail Group	Total
	(in millions of yen)
2009
Balance at beginning of fiscal year	—	15,016	15,016
Goodwill acquired	—	—	—
Impairment losses recognized	—	—	—
Balance at end of fiscal year	—	15,016	15,016

Gross amount of goodwill	25,715	39,559	65,274
Accumulated impairment losses	25,715	24,543	50,258

2010
Balance at beginning of fiscal year	—	15,016	15,016
Goodwill acquired	—	—	—
Impairment losses recognized	—	—	—
Balance at end of fiscal year	—	15,016	15,016

Gross amount of goodwill	25,715	39,559	65,274
Accumulated impairment losses	25,715	24,543	50,258

2011
Balance at beginning of fiscal year	—	15,016	15,016
Goodwill acquired	1,973	—	1,973
Impairment losses recognized	—	9,379	9,379
Balance at end of fiscal year	1,973	5,637	7,610

Gross amount of goodwill	27,688	39,559	67,247
Accumulated impairment losses	25,715	33,922	59,637

Schedule of Intangible Assets by Major Class

The table below presents the gross carrying amount, accumulated amortization and net carrying amount of intangible assets, at March 31, 2010 and 2011.

	2010			2011
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions of yen)
Intangible assets subject to amortization:
Customer relationships (Note)	73,949	3,193	70,756	73,949	8,347	65,602
Other	2,867	2,384	483	2,587	2,190	397

Total	76,816	5,577	71,239	76,536	10,537	65,999

Intangible assets not subject to amortization:
Total	9,755	—	9,755	9,768	—	9,768

Total	86,571	5,577	80,994	86,304	10,537	75,767

Note:	Customer relationships were acquired by the merger of MHSC and Shinko. See Note 3 “Business combination” for further information.

Schedule of Expected Amortization Expense, Table

The table below presents the estimated aggregate amortization expenses for intangible assets for the next five years:

(in millions of yen)
Fiscal year ending March 31:
2012	5,443
2013	5,572
2014	5,669
2015	5,331
2016	5,042

Pledged assets and collateral (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Assets Pledged as Collateral

The following amounts, by balance sheet classifications, have been pledged as collateral for borrowings and for other purposes at March 31, 2010 and 2011:

	2010	2011
	(in billions of yen)
Interest-bearing deposits in other banks	101	52
Trading account assets	10,231	9,747
Available-for-sale securities	13,092	18,000
Loans	8,711	9,520
Other assets	987	649

Total	33,122	37,968

Schedule of Secured Borrowings

The associated liabilities collateralized by the above assets at March 31, 2010 and 2011 are summarized below:

	2010	2011
	(in billions of yen)
Deposits	653	825
Call money and funds purchased	1,959	1,878
Payables under repurchase agreements	5,608	4,599
Payables under securities lending transactions	6,052	4,750
Other short-term borrowings	4,696	9,301
Long-term debt	3,475	4,989

Total	22,443	26,342

Deposits (Tables)	12 Months Ended
Mar. 31, 2011
Deposit Liabilities Table Disclosures

The balances of time deposits and certificates of deposit issued by domestic offices in amounts of ¥10 million (approximately US $121 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 31, 2011) or more as well as the balances of those deposits issued by foreign offices in amounts of US $100,000 or more at March 31, 2010 and 2011 are as follows:

	2010	2011
	(in millions of yen)
Domestic offices:
Time deposits	18,759,823	17,655,932
Certificates of deposit	8,563,870	7,853,270

Total	27,323,693	25,509,202

Foreign offices:
Time deposits	5,704,577	6,166,293
Certificates of deposit	1,723,924	1,796,966

Total	7,428,501	7,963,259

Interest Bearing Deposit Liabilities by Maturity Disclosures

The balance and remaining maturities of time deposits and certificates of deposit issued by domestic and foreign offices at March 31, 2011 are shown in the following table:

	Time deposits	Certificates of deposit	Total
	(in millions of yen)
Domestic offices:
Due in one year or less	23,429,136	7,852,760	31,281,896
Due after one year through two years	1,888,554	510	1,889,064
Due after two years through three years	1,312,042	—	1,312,042
Due after three years through four years	247,039	—	247,039
Due after four years through five years	267,861	—	267,861
Due after five years	125,580	—	125,580

Total	27,270,212	7,853,270	35,123,482

Foreign offices:
Due in one year or less	6,304,090	1,796,966	8,101,056
Due after one year through two years	6,678	—	6,678
Due after two years through three years	20,337	—	20,337
Due after three years through four years	111	—	111
Due after four years through five years	1,845	—	1,845
Due after five years	2,100	—	2,100

Total	6,335,161	1,796,966	8,132,127

Total	33,605,373	9,650,236	43,255,609

Debentures (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Maturities of Debt Disclosure

The following table presents interest rates and maturities of debentures:

	Interest rates	Maturities	2010	2011
	(%)		(in millions of yen)
Five-year coupon debentures	0.06 – 0.66	Apr.2011-Apr.2016	1,517,798	740,933

Note: Interest rates and maturities shown are as of March 31, 2011.

Long-term debt (Tables)	12 Months Ended
Mar. 31, 2011
Long-Term Obligations

Long-term debt with original maturities of more than one year at March 31, 2010 and 2011 is comprised of the following:

	2010	2011
	(in millions of yen)
Obligations under capital leases	19,782	23,794
Loan participation borrowings	186,200	69,937
Senior borrowings and bonds	3,517,969	4,550,298
Subordinated borrowings and bonds	4,758,483	4,309,467

Total	8,482,434	8,953,496

Schedule of Long-term Debt Instruments

The following table presents interest rates and maturities of senior borrowings and bonds, and subordinated borrowings and bonds:

	Interest rates (1)	Maturities (2)	2010	2011
	(%)		(in millions of yen)
Senior borrowings and bonds:
fixed rate denominated in Japanese yen	0-10	Apr. 2011-Jul. 2040	2,486,198	3,007,615
fixed rate denominated in U.S. dollars	0-7.49	Oct. 2011-Sep. 2038	4,810	5,288
fixed rate denominated in other currencies	6.16-7.37	Jun. 2011-Jan. 2012	24,842	11,243
floating rate denominated in Japanese yen	0-14.8	Apr. 2011-Sep. 2041	814,498	1,231,317
floating rate denominated in U.S. dollars	0-10	Apr. 2011-Jul. 2047	187,577	294,202
floating rate denominated in other currencies	0-2.2	Nov. 2012-May 2015	44	633

Total			3,517,969	4,550,298

Subordinated borrowings and bonds:
fixed rate denominated in Japanese yen	1.1-4.74	Apr. 2011-Perpetual	3,627,819	3,536,156
fixed rate denominated in U.S. dollars	5.89-14.91	Apr. 2014-Perpetual	484,902	246,290
fixed rate denominated in Euro	4.98	Perpetual	63,324	59,588
floating rate denominated in Japanese yen	0.49-3.99	Apr. 2011-Perpetual	505,004	406,318
floating rate denominated in U.S. dollars	0.69-1.16	May 2016-Jan. 2018	69,315	61,115
floating rate denominated in Euro			8,119	—

Total			4,758,483	4,309,467

Total			8,276,452	8,859,765

Notes:

(1)	The interest rates shown are the range of contractual rates in effect at March 31, 2011.
(2)	Maturity information shown is the range of maturities at March 31, 2011.
(3)	None of the long-term debt issues listed above is convertible to common stock.
(4)	Certain debt agreements permit the MHFG Group to redeem the related debt, in whole or in part, prior to maturity at the MHFG Group’s option on terms specified in the respective agreements.

Schedule of Maturities of Long-term Debt

The following is a summary of contractual maturities of long-term debt subsequent to March 31, 2011:

(in millions of yen)
Fiscal years ending March 31:
2012	961,550
2013	872,224
2014	749,520
2015	1,090,918
2016	1,092,532
2017 and thereafter	4,186,752

Total	8,953,496

Other assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Other Assets and Other Liabilities

The following table sets forth the details of other assets and liabilities at March 31, 2010 and 2011:

	2010	2011
	(in millions of yen)
Other assets:
Accounts receivable from brokers, dealers and customers for securities transactions	1,627,189	841,542
Collateral provided for derivative transactions	852,895	529,967
Financial Stabilization Funds	318,112	330,153
Security deposits	111,828	106,881
Miscellaneous receivables	60,115	84,861
Loans held for sale	45,072	10,411
Other	455,293	437,734

Total	3,470,504	2,341,549

Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	1,407,575	1,424,490
Guaranteed trust principal	—	578,283
Factoring amounts owed to customers	305,597	335,944
Collateral accepted for derivative transactions	539,515	322,960
Miscellaneous payables	463,077	249,487
Matured debentures	179,012	150,241
Unearned income	145,357	146,536
Accrued pension liability	29,748	102,392
Other	724,171	768,556

Total	3,794,052	4,078,889

Preferred stock (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Conversions of Stock

Each share of preferred stock which has not been converted as described above by the end of the relevant conversion period will be converted into common stock on the day following the end of the conversion period on the following terms:

	Conversion date	Conversion ratio
Eleventh series class XI preferred stock	July 1, 2016	¥1,000/(current market price), where the current market price is the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the TSE for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to July 1, 2016, provided that the current market price shall not be less than ¥284.90.

Schedule of Stockholders Equity

The changes in the number of shares and the aggregate amount of preferred stock during the fiscal years ended March 31, 2009, 2010 and 2011 were as follows. On January 4, 2009, MHFG abolished the fractional share system and adopted the unit share system concurrently with the allotment of shares or fractions of a share without consideration. The allotment was made at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share. Therefore, as a result of the allotment, the number of shares has increased a thousandfold.

Class of stock	Issued at March 31, 2008	Cancelled	Allotment	Issued at March 31, 2009	Net change	Issued at March 31, 2010	Net change	Issued at March 31, 2011
	(number of shares)
Eleventh series class XI preferred stock (Note)	943,740	(28,988)	913,837,248	914,752,000	—	914,752,000	—	914,752,000
Thirteenth series class XIII preferred stock	36,690	—	36,653,310	36,690,000	—	36,690,000	—	36,690,000

Total	980,430	(28,988)	950,490,558	951,442,000	—	951,442,000	—	951,442,000

Class of stock	Aggregate amount at March 31, 2008	Cancelled	Aggregate amount at March 31, 2009	Net change	Aggregate amount at March 31, 2010	Net change	Aggregate amount at March 31, 2011
	(in millions of yen)
Eleventh series class XI preferred stock (Note)	943,740	(28,988)	914,752	—	914,752	—	914,752
Thirteenth series class XIII preferred stock	36,690	—	36,690	—	36,690	—	36,690

Total	980,430	(28,988)	951,442	—	951,442	—	951,442

Note:	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

Preferred stock
Schedule of Stock by Class

The composition of preferred stock at March 31, 2009, 2010 and 2011 is as follows:

2009	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock(Note)	914,752	1,369,512,000	914,752,000	2,801,000	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	2,801,000

2010	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	415,471,000	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	415,471,000

2011	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	497,866,000	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	497,866,000

Note:	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

Convertible Preferred Stock
Schedule of Stock by Class

Eleventh series class XI preferred stock is convertible into common stock at the option of the holder. Material terms and conditions of conversion are as follows:

	Conversion period	Conversion ratio (Note)
Eleventh series class XI preferred stock	July 1, 2008 to June 30, 2016	¥1,000/(conversion price), where the conversion price after adjustment is ¥284.90 on or after July 31, 2010; to be reset on July 1 of each year between 2011 and 2015 (each, a “Reset Date”) as ¥1,000/(conversion price), where the conversion price is the lower of (x) the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the Tokyo Stock Exchange (“TSE”) for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to the Reset Date and (y) the conversion price after adjustment effective as of the day before the relevant Reset Date, provided that the conversion price shall not be less than ¥284.90.

Note:	Subject to adjustment, where issuance or disposal by MHFG of common stock for a price below the “current market price”, a stock split, issuance of securities convertible into common stock at a price below the “current market price” at the time of issuance thereof or determination of the conversion price thereof, merger or amalgamation, or a capital decrease or stock consolidation occurs and in certain other circumstances.

Common stock (Note 17):
Schedule of Stock by Class

The changes in the number of issued shares of common stock during the fiscal years ended March 31, 2009, 2010, and 2011 were as follows:

	2009	2010	2011
	(shares)
Balance at beginning of fiscal year	11,396,255	11,178,940,660	15,494,397,690
Issuance of new shares of common stock by conversion of Eleventh series class XI preferred stock	59,186	1,315,457,030	287,787,630
Issuance of new shares of common stock by public offering	—	2,804,400,000	5,609,000,000
Issuance of new shares of common stock by way of third-party allotment	—	195,600,000	391,000,000
Cancellation of common stock	(276,500)	—	—
Allotment of common stock	11,167,761,719	—	—

Balance at end of fiscal year	11,178,940,660	15,494,397,690	21,782,185,320

Dividends (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Dividends Payable

Dividends on preferred stock and common stock during the fiscal years ended March 31, 2009, 2010, and 2011 were as follows:

2009	Cash dividends

Class of stock	Per share (1)	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	18,875
Thirteenth series class XIII preferred stock	30	1,101
Common stock	10	113,922

Total		133,898

2010	Cash dividends

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	18,239
Thirteenth series class XIII preferred stock	30	1,101
Common stock	10	111,676

Total		131,016

2011	Cash dividends

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	9,985
Thirteenth series class XIII preferred stock	30	1,101
Common stock	8	123,880

Total		134,966

Notes:
(1)	An allotment of shares or fractions of a share without consideration was made to all shareholders and holders of fractional shares at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share, effective on January 4, 2009. Dividends per share for the fiscal year ended March 31, 2009 have been adjusted retroactively to reflect the allotment.
(2)	Dividends paid on treasury stock are excluded.

Regulatory matters (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

Capital adequacy ratios of MHFG, MHCB, MHBK, and MHTB as of March 31, 2010 and 2011 calculated in accordance with Japanese GAAP and guidelines established by the Financial Services Agency are set forth in the following table:

	2010		2011
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Tier 1 capital:
Required	2,275	4.00	2,068	4.00
Actual	5,173	9.09	6,170	11.93
Total risk-based capital:
Required	4,549	8.00	4,136	8.00
Actual	7,658	13.46	7,911	15.30
MHCB:
Tier 1 capital:
Required	1,245	4.00	1,125	4.00
Actual	3,914	12.57	4,529	16.10
Total risk-based capital:
Required	2,490	8.00	2,250	8.00
Actual	4,983	16.00	5,287	18.80
MHBK:
Tier 1 capital:
Required	482	2.00	457	2.00
Actual	1,866	7.74	2,375	10.38
Total risk-based capital:
Required	964	4.00	915	4.00
Actual	3,105	12.88	3,411	14.91
MHTB:
Tier 1 capital:
Required	112	4.00	98	4.00
Actual	281	10.07	297	12.11
Total risk-based capital:
Required	223	8.00	196	8.00
Actual	439	15.73	400	16.34
Non-consolidated:
MHCB:
Tier 1 capital:
Required	1,111	4.00	1,025	4.00
Actual	3,330	11.99	4,054	15.82
Total risk-based capital:
Required	2,221	8.00	2,049	8.00
Actual	4,908	17.68	5,212	20.34
MHBK:
Tier 1 capital:
Required	466	2.00	442	2.00
Actual	1,825	7.83	2,329	10.54
Total risk-based capital:
Required	931	4.00	884	4.00
Actual	3,021	12.97	3,318	15.02
MHTB:
Tier 1 capital:
Required	110	4.00	96	4.00
Actual	280	10.21	296	12.28
Total risk-based capital:
Required	219	8.00	193	8.00
Actual	437	15.97	399	16.54

Earnings per common share (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Calculation of Numerator and Denominator in Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per common share for the fiscal years ended March 31, 2009, 2010 and 2011:

	2009	2010	2011
	(in millions of yen)
Net income (loss):
Net income (loss) attributable to MHFG shareholders	(1,058,447)	999,689	412,669
Less: Net income (loss) attributable to preferred shareholders	19,340	11,086	9,438

Net income (loss) attributable to common shareholders	(1,077,787)	988,603	403,231

Effect of dilutive securities:
Convertible preferred stock	— (1)	9,986	8,337
Stock compensation-type stock options	—	(25)	(19)

Net income (loss) attributable to common shareholders after assumed conversions	(1,077,787)	998,564	411,549

	2009		2010		2011
	(thousands of shares)
Shares:
Weighted average common shares outstanding	11,231,269		14,013,058		19,722,818

Effect of dilutive securities:
Convertible preferred stock	—	(1)	2,181,091	(2)	1,682,139	(2)
Stock compensation-type stock options	—		6,663		10,152

Weighted average common shares after assumed conversions	11,231,269		16,200,812		21,415,109

	2009	2010	2011
	(in yen)
Amounts per common share:
Basic net income (loss) per common share	(95.96)	70.55	20.44

Diluted net income (loss) per common share	(95.96)	61.64	19.22

Notes:
(1)	For the fiscal year ended March 31, 2009, the computation of diluted earnings per common share did not assume conversion of convertible preferred stock, as the effect of such conversion would be anti-dilutive due to the net loss.
(2)	For the fiscal years ended March 31, 2010 and 2011, the number of the dilutive common shares is based on the applicable conversion prices.

Income taxes (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Components of Income Tax Expense (Benefit) Table

The following table presents the components of Income tax expense for the fiscal years ended March 31, 2009, 2010 and 2011:

	2009	2010	2011
	(in millions of yen)
Current:
Domestic	10,013	10,975	6,951
Foreign	40,773	6,138	11,412

Total current tax expense	50,786	17,113	18,363

Deferred:
Domestic	709,625	(378,678)	174,667
Foreign	1,497	1,370	197

Total deferred tax expense	711,122	(377,308)	174,864

Total income tax expense	761,908	(360,195)	193,227

Comprehensive Income Tax (Expense) Benefit Components Table

The detailed amounts recorded directly in Shareholders’ equity are as follows:

	2009	2010	2011
	(in millions of yen)
Unrealized net gains (losses) on available-for-sale securities:
Unrealized gains (losses)	(660,961)	361,234	(131,416)
Less: reclassification adjustments (Note)	142,606	(54,757)	(32,473)

Total	(518,355)	306,477	(163,889)

Pension liability adjustments:
Unrealized gains (losses)	(65,728)	9,051	(42,090)
Less: reclassification adjustments	2,715	14,481	6,206

Total	(63,013)	23,532	(35,884)

Total tax effect before allocation to noncontrolling interests	(581,368)	330,009	(199,773)

Schedule of Effective Income Tax Rate Reconciliation

The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to actual income tax expense for the fiscal years ended March 31, 2009, 2010 and 2011:

	2009	2010	2011
	(in millions of yen, except tax rates)
Income (loss) before income tax expense	(358,094)	686,455	611,357
Effective statutory tax rate	40.69%	40.69%	40.69%

Income tax calculated at the statutory tax rate	(145,709)	279,319	248,761
Income not subject to tax	(15,658)	(23,207)	(17,334)
Expenses not deductible for tax purposes	1,823	1,496	1,517
Tax rate differentials of subsidiaries	(11,923)	650	3,288
Change in valuation allowance	1,256,799	(1,104,610)	(135,867)
Change in undistributed earnings of subsidiaries	(19,706)	10,384	10,724
Change in net operating loss carryforwards resulting from intercompany capital transactions	(351,991)	(1,400)	1,484
Expiration of net operating loss carryforwards	15,915	481,805	76,903
Business combination (Note 3)	—	(38,721)	—
Other	32,358	34,089	3,751

Income tax expense	761,908	(360,195)	193,227

Schedule of Deferred Tax Assets and Liabilities

The components of net deferred tax assets at March 31, 2010 and 2011 are as follows:

	2010	2011
	(in millions of yen)
Deferred tax assets:
Investments	1,155,141	1,096,761
Allowance for loan losses	487,488	416,785
Trading account assets	74,713	92,192
Prepaid pension cost and accrued pension liabilities	40,688	71,690
Financial Stabilization Funds	16,615	11,729
Premises and equipment	15,062	6,757
Undistributed earnings of subsidiaries	4,799	—
Net operating loss carryforwards	1,996,444	1,790,354
Other	300,133	302,407

	4,091,083	3,788,675
Valuation allowance	(2,603,292)	(2,478,130)

Deferred tax assets, net of valuation allowance	1,487,791	1,310,545

Deferred tax liabilities:
Available-for-sale securities	550,640	354,710
Derivative financial instruments	43,447	32,172
Undistributed earnings of subsidiaries	—	5,925
Other	79,252	76,121

Deferred tax liabilities	673,339	468,928

Net deferred tax assets	814,452	841,617

Summary of Operating Loss Carryforwards

These net operating losses are scheduled to expire as follows:

Net operating loss carryforwards
(in billions of yen)
Fiscal year ending March 31:
2012	519
2013	2,691
2014	16
2015	6
2016	897
2017 and thereafter	372

Total	4,501

Reconciliation Of Unrecognized Tax Benefits

The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2010 and 2011:

	2010	2011
	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	11,639	4,193

Gross amount of increases related to positions taken during prior years	3,394	117
Gross amount of increases related to positions taken during the current year	—	20
Amount of decreases related to settlements	(10,306)	(2,218)
Foreign exchange adjustments	(534)	(283)

Total unrecognized tax benefits at end of fiscal year	4,193	1,829

Pension and other employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Net Benefit Costs

Net periodic benefit cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2009, 2010 and 2011 includes the following components:

	2009	2010	2011
	(in millions of yen)
Service cost-benefits earned during the fiscal year	23,668	27,342	27,761
Interest costs on projected benefit obligation	25,192	25,062	25,182
Expected return on plan assets	(52,273)	(15,120)	(40,209)
Amortization of prior service benefit	(375)	(318)	(319)
Amortization of net actuarial loss (gain)	6,297	36,483	15,532
Special termination benefits	7,440	4,387	4,222
Loss on settlement	1,791	—	—
Gain on curtailment	(748)	—	—

Net periodic benefit cost	10,992	77,836	32,169

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) before-tax for the fiscal years ended March 31, 2010 and 2011 were summarized as follows:

	2010	2011
	(in millions of yen)
Net actuarial gain (loss)	196,508	(130,169)
Amortization of net actuarial loss (gain)	36,483	15,532
Amortization of prior service benefit	(318)	(319)

Total recognized in other comprehensive income (loss) before-tax	232,673	(114,956)

Schedule of Assumptions Used

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost are as follows:

	2009	2010	2011
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	1.93%	1.93%	1.83%
Rates of increase in future compensation level	1.93-6.27%	2.13-6.12%	2.28-6.15%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	1.99%	1.93%	1.93%
Rates of increase in future compensation level	1.61-5.62%	1.93-6.27%	2.13-6.12%
Expected rates of return on plan assets	3.92%	1.49%	3.10%

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2010 and 2011 for the plans of MHFG and its subsidiaries:

	2010	2011
	(in millions of yen)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,256,538	1,306,349
Service cost	27,342	27,761
Interest cost	25,062	25,182
Plan participants’ contributions	1,200	1,196
Business combination (1)	45,586	—
Actuarial loss (gain)	13,494	33,171
Foreign currency exchange rate changes	(19)	(1,112)
Benefits paid	(45,442)	(46,461)
Lump-sum payments	(17,412)	(17,770)

Benefit obligation at end of fiscal year (2)	1,306,349	1,328,316

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,005,422	1,276,783
Actual return (negative return) on plan assets	225,154	(56,880)
Foreign currency exchange rate changes	(58)	(829)
Business combination (1)	35,216	—
Employer contributions	55,291	52,249
Plan participants’ contributions	1,200	1,196
Benefits paid	(45,442)	(46,461)

Fair value of plan assets at end of fiscal year	1,276,783	1,226,058

Funded status	(29,566)	(102,258)

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	182	134
Accrued pension liability	(29,748)	(102,392)

Net amount recognized	(29,566)	(102,258)

Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefit	2,298	1,979
Net actuarial gain (loss)	(293,337)	(407,974)

Net amount recognized	(291,039)	(405,995)

Notes:

(1)	Business combination represents the effect of merger of MHSC and Shinko.
(2)	The aggregated accumulated benefit obligations of these plans were ¥1,280,344 million and ¥1,301,798 million, respectively, as of March 31, 2010 and 2011. The defined benefit plans generally employ a multi-variable and non-linear formula based upon compensation at the time of severance, rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2010 and 2011:

	2010	2011
	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	1,303,701	1,327,682
Fair value of plan assets	1,273,953	1,225,290
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	82,742	1,301,163
Fair value of plan assets	59,194	1,225,290

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.

Schedule of Expected Benefit Payments

The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2012	62,219
2013	64,229
2014	66,626
2015	68,668
2016	70,764
2017-2021	359,932

Fair Value, Inputs
Schedule of Allocation of Plan Assets

The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2010 and 2011, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 29 “Fair value”.

	2010						2011
	Level 1		Level 2		Level 3	Total	Level 1		Level 2		Level 3	Total
	(in billions of yen)
Japanese equity securities:
Common stocks (1)	606		—		—	606	533		—		—	533
Pooled funds (2)	—		65		—	65	—		67		—	67
Japanese debt securities:
Government bonds	117		—		—	117	161		—		—	161
Pooled funds (2)	—		37		—	37	—		40		—	40
Other	—		28		—	28	—		8		—	8
Foreign equity securities:
Common stocks	48		—		—	48	46		—		—	46
Pooled funds (2)	—		83		—	83	—		71		—	71
Foreign debt securities:
Government bonds	74		6		—	80	60		5		—	65
Pooled funds (2)	—		54		—	54	—		48		—	48
Other	—		17		—	17	—		13		—	13
General account of life insurance companies (3)	—		102		—	102	—		105		—	105
Hedge funds	—		—		1	1	—		—		1	1
Other	45	(4)	(6	) (5)	—	39	70	(4)	(2	) (5)	—	68

Total assets at fair value	890		386		1	1,277	870		355		1	1,226

Notes:

(1)	This class includes equity securities held in the employee retirement benefit trusts of ¥575 billion and ¥504 billion at March 31, 2010 and 2011, respectively, which are well-diversified across industries.
(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at their net asset values per share and can be redeemable within short-term period upon request.
(3)	Investments in this class are measured at conversion value.
(4)	Amounts primarily include cash and short-term assets carried at fair value.
(5)	Amounts primarily include foreign exchange contracts carried at fair value.

Target Allocation
Schedule of Allocation of Plan Assets

MHFG and certain subsidiaries’ target allocation for the plan assets excluding those of the employee retirement benefit trusts at March 31, 2011 is as follows:

Asset category	Asset ratio
Japanese equity securities	16.00%
Japanese debt securities	34.00%
Foreign equity securities	16.00%
Foreign debt securities	20.00%
General account of life insurance companies	14.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest rate.

Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2011
Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited
Schedule of Share-based Compensation, Stock Options, Activity

The following is a summary of the stock-based compensation plan of MHFG, MHBK and MHCB for the fiscal year ended March 31, 2011:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	9,290,000	1
Granted during fiscal year	6,808,000	1
Exercised during fiscal year	3,760,000	1

Outstanding at end of fiscal year	12,338,000	1	18.91	1,690

Exercisable at end of fiscal year	266,000	1	18.96	36

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The following table presents the assumptions to estimate the fair value of stock acquisition rights on the date of grant used in the Black-Scholes option pricing model. The risk-free interest rate is based on the Japanese government bonds yield curve for the expected remaining term in effect at the date of grant. The expected volatility is based on the historical trading data of MHFG common stock. The expected remaining term is based on the average service period of Directors of MHFG, MHBK, and MHCB, which represents the period of time that stock acquisition rights granted are expected to be outstanding. The expected dividend yield is based on the dividend rate of MHFG common stock at the date of grant.

	For the stock acquisition rights granted during the fiscal year ended March 31,
	2010	2011
Risk-free interest rate	0.22%	0.13%
Expected volatility	67.18%	59.55%
Expected remaining term (in years)	1.86	2.00
Expected dividend yield	4.35%	4.55%

Mizuho Trust & Banking Company Limited
Schedule of Share-based Compensation, Stock Options, Activity

The following is a summary of the stock-based compensation plan of MHTB for the fiscal year ended March 31, 2011:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	2,824,000	1
Granted during fiscal year	2,586,000	1
Exercised during fiscal year	846,000	1

Outstanding at end of fiscal year	4,564,000	1	18.78	338

Exercisable at end of fiscal year	—	—	—	—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The following table presents the assumptions to estimate the fair value of stock acquisition rights on the date of grant used in the Black-Scholes option pricing model. The assumptions used are the same as those of the aforementioned plan for Directors of MHFG, MHBK, and MHCB except that the underlying security is MHTB common stock.

	For the stock acquisition rights granted during the fiscal year ended March 31,
	2010	2011
Risk-free interest rate	0.23%	0.15%
Expected volatility	49.14%	47.67%
Expected remaining term (in years)	1.84	2.00
Expected dividend yield	0%	1.37%

Mizuho Securities Company Limited
Schedule of Share-based Compensation, Stock Options, Activity

The following is a summary of the stock-based compensation plan of MHSC for the fiscal year ended March 31, 2011:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	1,199,000	1
Granted during fiscal year	1,972,000	1
Exercised during fiscal year	536,000	1
Forfeited during fiscal year	14,000	1

Outstanding at end of fiscal year	2,621,000	1	19.03	577

Exercisable at end of fiscal year	—	—	—	—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The following table presents the assumptions to estimate the fair value of stock acquisition rights on the date of grant used in the Black-Scholes option pricing model. The assumptions used are the same as those of the aforementioned plan for Directors of MHFG, MHBK, and MHCB except that the underlying security is MHSC common stock.

	For the stock acquisition rights granted during the fiscal year ended March 31,
	2010	2011
Risk-free interest rate	0.38%	0.18%
Expected volatility	51.64%	50.47%
Expected remaining term (in years)	3.03	3.27
Expected dividend yield	1.55%	2.42%

Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Derivative Instruments

The following table summarizes notional and fair value amounts of derivative instruments outstanding as of March 31, 2010 and 2011. The fair value of derivatives is not offset against the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreement in the consolidated balance sheets as well as the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2010	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	882,799	—	12,187	—	11,738
Foreign exchange contracts	79,510	—	3,457	6	3,168
Equity-related contracts	2,653	—	158	—	171
Credit-related contracts	10,204	—	116	—	104
Other contracts	1,011	—	123	—	101

Total	976,177	—	16,041	6	15,282

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2011	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	854,186	—	9,964	—	9,541
Foreign exchange contracts	79,757	—	2,845	1	2,464
Equity-related contracts	3,242	—	154	—	150
Credit-related contracts	8,934	—	59	—	39
Other contracts	803	—	104	—	87

Total	946,922	—	13,126	1	12,281

Notes:

(1)	Notional amount represents the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Schedule of Net Investment Hedges, Statements of Financial Performance and Financial Position, Location

The following table summarizes gains and losses information related to net investment hedges for the fiscal years ended March 31, 2010 and 2011:

	Gains (losses) recorded in income and other comprehensive income (“OCI”)
	2010		2011
	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income
	(in millions of yen)
Financial instruments hedging foreign exchange risk	(4,489)	—	43,740	5,168

Total	(4,489)	—	43,740	5,168

Note:	Related to the effective portion of net investment hedges, Accumulated other comprehensive income (loss) of ¥0 million and ¥(1,144) million were reclassified to earnings for the fiscal years ended March 31, 2010 and 2011, respectively. No amount was excluded from the assessment of effectiveness of net investment hedges during the fiscal years ended March 31, 2010 and 2011.

Disclosure of Credit Derivatives

The following table summarizes notional and fair value amounts of credit derivatives at March 31, 2010 and 2011:

	2010		2011
	Notional amount	Fair value	Notional amount	Fair value
	(in billions of yen)
Credit protection written
Investment grade	2,630	(12)	2,509	—
Non-investment grade	2,224	(44)	1,935	6

Total	4,854	(56)	4,444	6

Credit protection purchased	5,363	68	4,520	15

Note:	Rating scale is based upon either external ratings or internal ratings. The lowest investment grade is considered to be BBB- or the corresponding internal rating, while anything below or unrated is considered to be non-investment grade. Non-investment grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

Notional And Credit Risk Amounts Of Outstanding Derivative Positions Disclosure

The following table shows the maximum potential amount of future payment for credit protection written by expiration period at March 31, 2010 and 2011:

	Maximum payout/Notional amount
	2010	2011
	(in billions of yen)
One year or less	790	1,212
After one year through five years	3,729	3,024
After five years	335	208

Total	4,854	4,444

Note:	The maximum potential amount of future payment is the notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the Group’s right of collection over the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Fair Value Hedging
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses information related to fair value hedges for the fiscal years ended March 31, 2010 and 2011:

	Gains (losses) recorded in income
2010	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	(14,200)	13,771	—	(429)

Total	(14,200)	13,771	—	(429)

	Gains (losses) recorded in income
2011	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	(1,784)	1,589	—	(195)

Total	(1,784)	1,589	—	(195)

Not Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the fiscal years ended March 31, 2010 and 2011:

	Gains (losses) recorded in income
	2010	2011
	(in millions of yen)
Interest rate contracts (1)	115,416	250,222
Foreign exchange contracts	111,845	(105,504)
Equity-related contracts	(22,841)	11,223
Credit-related contracts (2)	(97,215)	(15,220)
Other contracts	(2,103)	1,943

Total	105,102	142,664

Notes:

(1)	The net gain (loss) excluded from assessment of effectiveness for fair value hedges is not included in the above table.
(2)	The amounts include the net loss of ¥90,642 million and ¥8,207 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2010 and 2011, respectively.

Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Guarantor Obligations

The maximum exposure or notional amounts below does not represent the expected losses from the execution of the guarantees.

2010	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	1,579	872	593	114
Guarantees on loans	739	104	69	566
Guarantees on securities	16	5	11	—
Other guarantees	867	641	185	41
Guarantees for the repayment of trust principal	932	198	282	452
Liabilities of trust accounts	8,529	8,351	43	135
Derivative financial instruments	43,074	21,586	17,400	4,088

2011	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	1,580	886	559	135
Guarantees on loans	539	136	53	350
Guarantees on securities	10	4	6	—
Other guarantees	872	602	192	78
Guarantees for the repayment of trust principal	249	—	181	68
Liabilities of trust accounts	8,144	7,982	51	111
Derivative financial instruments	30,567	11,386	16,048	3,133

The table below presents maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2010 and 2011.

	2010	2011
	(in billions of yen)
Investment grade	1,715	1,760
Non-investment grade	1,486	1,241

Total	3,201	3,001

Note:	Investment grade in the internal rating scale is generally corresponding to BBB- or above in external rating scale.

Schedule of Off Balance Sheet Commitments and Guarantees

The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2010 and 2011:

	2010	2011
	(in billions of yen)
Commitments to extend credit (Note)	48,778	50,436
Commercial letters of credit	392	465

Total	49,170	50,901

Note:	Commitments to extend credit include commitments to invest in securities.

Future Minimum Commitments for Capital and Operating Leases

Future minimum rental commitments for noncancelable leases at March 31, 2011 were as follows:

	Capitalized leases	Operating leases
	(in millions of yen)
Fiscal year ending March 31:
2012	6,388	35,373
2013	5,045	29,570
2014	3,771	27,003
2015	2,842	9,669
2016	2,275	6,253
2017 and thereafter	5,134	17,533

Total minimum lease payments	25,455	125,401

Amount representing interest	1,661

Present value of minimum lease payments	23,794

Variable interest entities and securitizations (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Variable Interest Entities

The tables below show consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, as of March 31, 2010 and 2011:

	Consolidated VIEs	Significant unconsolidated VIEs
2010	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,024	—	—
Asset-backed securitizations	355	1,253	40
Investments in securitization products	101	—	—
Investment funds	568	2,778	401
Trust arrangements and other	—	932	381

Total	3,048	4,963	822

	Consolidated VIEs	Significant unconsolidated VIEs
2011	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,085	—	—
Asset-backed securitizations	511	680	44
Investments in securitization products	94	—	—
Investment funds	684	1,841	266
Trust arrangements and other	176	—	—

Total	3,550	2,521	310

Unconsolidated VIEs
Schedule of Variable Interest Entities

Assets on balance sheets related to unconsolidated VIEs:	2010	2011
	(in billions of yen)
Trading account assets	57	72
Investments	367	201
Loans	16	59

Total	440	332

Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:	2010	2011
	(in billions of yen)
Due to trust accounts	551	—
Trading account liabilities	1	1
Payables under securities lending transactions	—	23

Total	552	24

Maximum exposure to loss	822	310

Fees and commissions income (Tables)	12 Months Ended
Mar. 31, 2011
Other Income and Other Expense Disclosure

Details of Fees and commissions income for the fiscal years ended March 31, 2009, 2010 and 2011 are as follows:

	2009	2010	2011
	(in millions of yen)
Securities-related business	57,453	115,239	125,534
Remittance business	111,317	105,366	105,314
Deposits, debentures and lending business	110,171	94,547	95,209
Trust fees	55,891	49,101	47,201
Fees for other customer services	225,707	222,155	208,842

Total	560,539	586,408	582,100

Fair value (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis at March 31, 2010 and 2011, including those for which the MHFG Group has elected the fair value option, are summarized below:

2010	Level 1	Level 2	Level 3	Assets/ Liabilities at fair value
	(in billions of yen)
Assets:
Trading securities (2)	11,085	3,482	920	15,487
Derivatives	22	15,675	344	16,041
Available-for-sale securities:
Japanese government bonds	26,690	1,539	—	28,229
Japanese local gov’t bonds	—	157	—	157
U.S. Treasury bonds	112	—	—	112
Other foreign gov’t bonds	215	104	—	319
Agency mortgage-backed securities	57	478	—	535
Residential mortgage-backed securities	—	438	573	1,011
Commercial mortgage-backed securities	—	—	650	650
Japanese corporate bonds and other debt securities	—	2,246	522	2,768
Foreign corporate bonds and other debt securities	75	304	357	736
Equity securities (marketable)	3,146	135	3	3,284
Other investments	—	—	96	96

Total assets at fair value on a recurring basis (3)	41,402	24,558	3,465	69,425

Liabilities:
Trading securities sold, not yet purchased	3,849	265	—	4,114
Derivatives	24	14,980	285	15,289
Long-term debt (4)	—	4	350	354

Total liabilities at fair value on a recurring basis	3,873	15,249	635	19,757

2011	Level 1	Level 2	Level 3	Assets/ Liabilities at fair value
	(in billions of yen)
Assets:
Trading securities (2):
Japanese government bonds	4,834	128	—	4,962
Japanese local gov’t bonds	—	162	—	162
U.S. Treasury bonds	2,653	58	—	2,711
Other foreign gov’t bonds	1,218	132	5	1,355
Agency mortgage-backed securities	880	425	—	1,305
Residential mortgage-backed securities	—	1	206	207
Commercial mortgage-backed securities	—	1	50	51
Certificates of deposit and commercial paper	—	1,253	—	1,253
Corporate bonds and other	144	1,211	448	1,803
Equity securities	714	360	96	1,170
Derivatives:
Interest rate contracts	3	9,946	15	9,964
Foreign exchange contracts	2	2,769	74	2,845
Equity-related contracts	20	68	66	154
Credit-related contracts	—	27	32	59
Other contracts	—	—	104	104
Available-for-sale securities:
Japanese government bonds	27,605	1,608	—	29,213
Japanese local gov’t bonds	—	230	—	230
U.S. Treasury bonds	128	—	—	128
Other foreign gov’t bonds	196	95	—	291
Agency mortgage-backed securities	83	682	—	765
Residential mortgage-backed securities	—	331	429	760
Commercial mortgage-backed securities	—	—	486	486
Japanese corporate bonds and other debt securities	—	2,908	289	3,197
Foreign corporate bonds and other debt securities	34	364	248	646
Equity securities (marketable)	2,741	92	—	2,833
Other investments	26	—	260	286

Total assets at fair value on a recurring basis (3)	41,281	22,851	2,808	66,940

Liabilities:
Trading securities sold, not yet purchased	4,254	161	—	4,415
Derivatives:
Interest rate contracts	1	9,505	35	9,541
Foreign exchange contracts	2	2,422	41	2,465
Equity-related contracts	25	88	37	150
Credit-related contracts	—	32	7	39
Other contracts	1	2	84	87
Long-term debt (4)	—	1	440	441

Total liabilities at fair value on a recurring basis	4,283	12,211	644	17,138

Notes:
(1)	Certain amounts for the fiscal year ended March 31, 2010 have been summarized to conform to the current period’s presentation.
(2)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(3)	Amounts include the investments measured at NAV per share at March 31, 2010 and 2011, of ¥723 billion and ¥729 billion, respectively, of which ¥213 billion and ¥187 billion, respectively, are classified in Level 1, ¥454 billion and ¥482 billion, respectively, are classified in Level 2, and ¥56 billion and ¥60 billion, respectively, are classified in Level 3.
(4)	Amounts represent items for which the Group elected the fair value option.
(5)	There were no significant transfers of assets or liabilities between Level 1 and Level 2 of the fair value hierarchy for the fiscal year ended March 31, 2011.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The table below presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2010 and 2011:

2010	April 1, 2009	Net realized/unrealized gains (losses)		Transfers in and/or out of Level 3	Purchases, sales, issuances and settlements	March 31, 2010	Change in unrealized gains (losses) still held (7)
	(in billions of yen)
Assets:
Trading securities	930	15	(3)	(37)	12	920	30
Derivatives, net (2)	127	(127	) (3)	(11)	70	59	(164)
Available-for-sale securities:
Residential mortgage-backed securities	664	9	(4)	—	(100)	573	—
Commercial mortgage-backed securities	955	(17	) (4)	—	(288)	650	(11)
Japanese corporate bonds and other debt securities	834	3	(4)	(69)	(246)	522	—
Foreign corporate bonds and other debt securities	369	19	(4)	35	(66)	357	—
Equity securities (marketable)	2	1	(4)	2	(2)	3	—
Other investments	88	3	(5)	—	5	96	2
Liabilities:
Long-term debt	261	9	(6)	—	98	350	10

2011	April 1, 2010	Net realized/unrealized gains (losses)		Transfers in and/or out of Level 3 (8)	Purchases, sales, issuances and settlements (9)	March 31, 2011	Change in unrealized gains (losses) still held (7)
	(in billions of yen)
Assets:
Trading securities:
Other foreign gov’t bonds	7	—	(3)	—	(2)	5	—
Residential mortgage-backed securities	200	(8	) (3)	—	14	206	3
Commercial mortgage-backed securities	63	(4	) (3)	—	(9)	50	(1)
Corporate bonds and other	564	(21	) (3)	22	(117)	448	(10)
Equity securities	86	4	(3)	20	(14)	96	2
Derivatives, net (2):
Interest rate contracts	(17)	(5	) (3)	—	2	(20)	(6)
Foreign exchange contracts	—	32	(3)	—	1	33	30
Equity-related contracts	38	(10	) (3)	—	1	29	(6)
Credit-related contracts	17	(23	) (3)	(1)	32	25	(9)
Other contracts	21	6	(3)	—	(7)	20	2

Available-for-sale securities:
Residential mortgage-backed securities	573	1	(4)	—	(145)	429	(2)
Commercial mortgage-backed securities	650	(10	) (4)	—	(154)	486	(10)
Japanese corporate bonds and other debt securities	522	2	(4)	(35)	(200)	289	—
Foreign corporate bonds and other debt securities	357	(3	) (4)	(13)	(93)	248	—
Equity securities (marketable)	3	(1	) (4)	—	(2)	—	—
Other investments	96	(3	) (5)	(16)	183	260	—
Liabilities:
Long-term debt	350	8	(6)	1	97	440	7

Notes:
(1)	Certain amounts for the fiscal year ended March 31, 2010 have been summarized to conform to the current period’s presentation.
(2)	Total Level 3 derivative exposures have been netted on the table for presentation purpose only.
(3)	Realized and unrealized gains (losses) are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(4)	Realized gains (losses) are reported in Investment gains (losses)—net. Unrealized gains (losses) are reported in Accumulated other comprehensive income (loss).
(5)	Realized and unrealized gains (losses) are reported in Investment gains (losses)—net.
(6)	Realized and unrealized gains (losses) are reported in Other noninterest income (expenses).
(7)	Amounts represent total gains or losses recognized in earnings during the fiscal year. These gains or losses are attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at March 31, 2010 and 2011.
(8)	Transfers in and out of Level 3 are assumed to occur at the beginning of the fiscal year. There were no significant transfers between Level 1 or Level 2 and Level 3 of the fair value hierarchy for the fiscal year ended March 31, 2011.
(9)	Due to the application of SFAS No.167, new consolidation guidance for VIEs, Level 3 assets increased by ¥170 billion during the fiscal year ended March 31, 2011, which was reflected as purchases, sales, issuances and settlements on the table.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis

The following table shows the fair value hierarchy for those items as of March 31, 2010 and 2011.

2010	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	287	—	—	287	407
Loans held-for-sale	45	—	22	23	62
Other investments	4	—	—	4	29

Total assets at fair value on a nonrecurring basis	336	—	22	314	498

Liabilities:
Other liabilities	1	—	1	—	—

Total liabilities at fair value on a nonrecurring basis	1	—	1	—	—

2011	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	276	—	—	276	408
Loans held-for-sale	5	—	4	1	6
Other investments	23	5	—	18	26
Goodwill	6	—	—	6	15

Total assets at fair value on a nonrecurring basis	310	5	4	301	455

Liabilities:
Total liabilities at fair value on a nonrecurring basis	—	—	—	—	—

Fair Value, by Balance Sheet Grouping

The carrying amounts and fair values of certain financial instruments, excluding the financial instruments outside the scope of ASC 825 such as the equity method investments and lease contracts as defined in ASC 840, “Leases” (“ASC 840”), at March 31, 2010 and 2011 are as follows:

	2010		2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	18,910	18,910	24,516	24,516
Trading securities	15,487	15,487	14,979	14,979
Investments	38,500	38,504	40,037	40,043
Loans, net of allowance for loan losses	62,861	63,276	63,918	64,330
Other financial assets	3,787	3,787	2,653	2,653
Derivative financial instruments	16,041	16,041	13,126	13,126
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	36,319	36,319	35,014	35,014
Interest-bearing deposits	75,145	75,103	76,403	76,354
Debentures	1,518	1,515	741	735
Trading securities sold, not yet purchased	4,114	4,114	4,415	4,415
Due to trust accounts	1,025	1,025	629	629
Commercial paper and other short-term borrowings	9,046	9,046	15,151	15,151
Long-term debt	8,463	8,874	8,930	9,318
Other financial liabilities	3,902	3,902	4,084	4,084
Derivative financial instruments	15,289	15,289	12,282	12,282

Business segment information (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Segment Reporting Information, by Segment

The information below for reportable segments is derived from the internal management reporting system. Management does not use information on segments’ assets to allocate resources and assess performance and has not prepared information on segment assets. Accordingly, information on segment assets is not available.

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2009	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	381.3	316.5	172.7	90.1	53.7	(9.7)	74.5	648.1	603.7	327.3	297.9	(21.5)	0.4	44.0	49.8	48.6	1.2	(10.3)	1,068.9
Net noninterest income (expenses)	343.2	211.7	102.5	40.4	68.8	78.0	53.5	252.2	224.0	25.2	144.4	54.4	30.9	(2.7)	127.1	81.5	45.6	15.6	738.1

Total	724.5	528.2	275.2	130.5	122.5	68.3	128.0	900.3	827.7	352.5	442.3	32.9	31.3	41.3	176.9	130.1	46.8	5.3	1,807.0
General and administrative expenses	381.4	246.9	92.0	66.0	88.9	59.5	75.0	615.9	571.1	235.7	234.2	101.2	44.0	0.8	132.0	91.3	40.7	(5.7)	1,123.6
Others	(35.4)	—	—	—	—	—	(35.4)	(13.8)	—	—	—	—	—	(13.8)	(3.2)	—	(3.2)	(8.4)	(60.8)

Net business profits (losses)	307.7	281.3	183.2	64.5	33.6	8.8	17.6	270.6	256.6	116.8	208.1	(68.3)	(12.7)	26.7	41.7	38.8	2.9	2.6	622.6

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2010	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	470.6	444.8	175.0	85.8	184.0	(10.7)	36.5	641.6	612.9	263.5	266.4	83.0	0.4	28.3	46.2	44.9	1.3	(6.7)	1,151.7
Net noninterest income	449.9	197.5	110.7	31.7	55.1	188.5	63.9	258.8	205.9	25.0	126.5	54.4	47.2	5.7	130.5	87.1	43.4	5.7	844.9

Total	920.5	642.3	285.7	117.5	239.1	177.8	100.4	900.4	818.8	288.5	392.9	137.4	47.6	34.0	176.7	132.0	44.7	(1.0)	1,996.6
General and administrative expenses	478.1	246.9	97.5	54.4	95.0	153.4	77.8	617.7	570.4	245.8	228.9	95.7	40.0	7.3	128.5	89.9	38.6	(11.1)	1,213.2
Others	(11.8)	—	—	—	—	—	(11.8)	(2.0)	—	—	—	—	—	(2.0)	(2.8)	—	(2.8)	(64.2)	(80.8)

Net business profits (losses)	430.6	395.4	188.2	63.1	144.1	24.4	10.8	280.7	248.4	42.7	164.0	41.7	7.6	24.7	45.4	42.1	3.3	(54.1)	702.6

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2011	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	457.0	395.8	176.0	86.3	133.5	(9.2)	70.4	614.5	571.8	248.2	266.9	56.7	0.6	42.1	43.4	42.5	0.9	(5.4)	1,109.5
Net noninterest income	483.5	282.5	115.2	56.9	110.4	158.9	42.1	294.8	237.5	34.6	124.9	78.0	49.8	7.5	134.0	89.4	44.6	11.5	923.8

Total	940.5	678.3	291.2	143.2	243.9	149.7	112.5	909.3	809.3	282.8	391.8	134.7	50.4	49.6	177.4	131.9	45.5	6.1	2,033.3
General and administrative expenses	471.3	235.0	88.8	62.1	84.1	160.9	75.4	605.3	554.8	237.7	223.7	93.4	41.0	9.5	125.5	87.4	38.1	0.2	1,202.3
Others	(56.7)	—	—	—	—	—	(56.7)	(15.9)	—	—	—	—	—	(15.9)	(2.1)	—	(2.1)	(14.6)	(89.3)

Net business profits (losses)	412.5	443.3	202.4	81.1	159.8	(11.2)	(19.6)	288.1	254.5	45.1	168.1	41.3	9.4	24.2	49.8	44.5	5.3	(8.7)	741.7

Notes:

(1)	For the period before the merger of MHSC and Shinko (i.e. May 7, 2009), (4)MHSC does not include Shinko’s figures, as Shinko was an equity method affiliate for the period.
(2)	(5) Others, (10) Others, and (12) Others include elimination of transactions between companies within the Global Corporate Group, the Global Retail Group, and the Global Asset & Wealth Management Group, respectively. (13) Others include elimination of transactions between the Global Groups.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated

A reconciliation of total net business profits under the internal management reporting system for the fiscal years ended March 31, 2009, 2010 and 2011 presented above to Income (loss) before income tax expense (benefit) shown on the consolidated statements of income is as follows:

	2009	2010	2011
	(in billions of yen)
Net business profits	622.6	702.6	741.7

U.S. GAAP adjustments	(124.9)	144.1	(98.4)
(Provision) credit for loan losses	(567.4)	(222.1)	(0.6)
Net gains (losses) related to equity investments	(246.4)	34.1	2.2
Non-recurring personnel expense	(13.2)	(43.9)	(22.8)
Gains on disposal of premises and equipment	23.4	27.6	13.5
(Provision) credit for losses on off-balance-sheet instruments	(83.6)	24.1	(4.4)
Others—net (Note)	31.4	20.0	(19.8)

Income (loss) before income tax expense (benefit)	(358.1)	686.5	611.4

Note:	With respect to the hedges related to credit risk mitigation transactions, the MHFG Group recognized a gain of ¥75.2 billion recorded in Other noninterest income, a loss of ¥90.6 billion recorded in Other noninterest expenses and a loss of ¥8.2 billion recorded in Other noninterest expenses, for the fiscal years ended March 31, 2009, 2010 and 2011, respectively. Amount for the fiscal year ended March 31, 2010 also includes a gain of ¥106.3 billion on a bargain purchase of Shinko which is included in Other noninterest income. See Note 24 “Derivative financial instruments” and Note 3 “Business combination” for further information.

Foreign activities (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

The following table presents consolidated income statement and total assets information by major geographic area. Foreign activities are defined as business transactions that involve customers residing outside of Japan. However, as the MHFG Group’s operations are highly integrated globally, estimates and assumptions have been made for an allocation among the geographic areas.

	Japan	Americas	Europe	Asia/Oceania excluding Japan, and others	Total
	(in billions of yen)
Fiscal year ended March 31, 2009:
Total revenue (1)	1,867.3	423.9	347.0	198.2	2,836.4
Total expenses (2)	2,424.5	262.4	364.3	143.3	3,194.5

Income before income tax expense	(557.2)	161.5	(17.3)	54.9	(358.1)

Net income (loss)	(1,276.8)	130.7	(20.2)	46.3	(1,120.0)

Total assets at end of fiscal year	115,588.4	24,995.2	9,816.0	4,683.4	155,083.0

Fiscal year ended March 31, 2010:
Total revenue (1)	2,324.3	284.5	229.6	124.7	2,963.1
Total expenses (2)	1,907.6	134.8	163.0	71.2	2,276.6

Income before income tax expense	416.7	149.7	66.6	53.5	686.5

Net income	784.5	149.2	65.5	47.5	1,046.7

Total assets at end of fiscal year	121,555.8	21,951.5	10,178.7	4,665.5	158,351.5

Fiscal year ended March 31, 2011:
Total revenue (1)	1,943.1	281.6	128.0	144.0	2,496.7
Total expenses (2)	1,627.8	111.6	69.5	76.4	1,885.3

Income before income tax expense	315.3	170.0	58.5	67.6	611.4

Net income	133.7	165.8	57.5	61.1	418.1

Total assets at end of fiscal year	125,412.6	21,795.4	8,521.6	6,256.1	161,985.7

Notes:

(1)	Total revenue is comprised of Interest and dividend income and Noninterest income.
(2)	Total expenses are comprised of Interest expense, Provision (credit) for loan losses and Noninterest expenses.

Mizuho Financial Group, Inc., parent company (Tables)	12 Months Ended
Mar. 31, 2011
Condensed Financial Information of Parent Company Only, Statements of Financial Condition

Condensed balance sheets

	2010	2011
	(in millions of yen)
Assets:
Cash and due from banks	142	155
Interest-bearing deposits in other banks	14,991	16,336
Investments in subsidiaries and affiliated companies	4,142,271	4,959,426
Other	23,635	79,845

Total	4,181,039	5,055,762

Liabilities and shareholders’ equity:
Short-term borrowings	960,000	1,121,575
Long-term debt	240,000	240,000
Other liabilities	14,824	20,700
Shareholders’ equity	2,966,215	3,673,487

Total	4,181,039	5,055,762

Condensed Financial Information of Parent Company Only, Statement of Income

Condensed statements of income

	2009	2010	2011
	(in millions of yen)
Income:
Dividends from subsidiaries	410,517	3,847	16,544
Management fees from subsidiaries	32,184	29,945	29,879
Other income	2,130	7,981	22,157

Total	444,831	41,773	68,580

Expenses:
Operating expenses	19,968	19,808	19,674
Interest expense	10,957	13,918	16,165
Other expense	79,397	4,750	4,471

Total	110,322	38,476	40,310

Equity in undistributed net income (loss) of subsidiaries	(1,393,076)	996,309	384,463

Income (loss) before income tax expense (benefit)	(1,058,567)	999,606	412,733
Income tax expense (benefit)	(120)	(83)	64

Net income (loss)	(1,058,447)	999,689	412,669

Condensed Financial Information of Parent Company Only, Statements of Cash Flows

Condensed statements of cash flows

	2009	2010	2011
	(in millions of yen)
Cash flows from operating activities:
Net income (loss)	(1,058,447)	999,689	412,669
Adjustments and other	1,544,410	(908,244)	(396,510)

Net cash provided by operating activities	485,963	91,445	16,159

Cash flows from investing activities:
Proceeds from sales of securities of subsidiaries	79,000	—	—
Payments for purchases of securities of subsidiaries	(15)	(846,587)	(751,620)
Net change in other investing activities	(2,018)	15,755	(43,582)

Net cash provided by (used in) investing activities	76,967	(830,832)	(795,202)

Cash flows from financing activities:
Net change in short-term borrowings	(280,000)	100,000	161,265
Proceeds from issuance of long-term debt	—	240,000	—
Proceeds from issuance of common stock	—	529,200	751,620
Purchases of treasury stock	(150,359)	(5)	(3)
Dividends paid	(133,723)	(130,802)	(134,644)
Net change in other financing activities	1,207	988	818

Net cash provided by (used in) financing activities	(562,875)	739,381	779,056

Net increase (decrease) in cash and due from banks	55	(6)	13
Cash and due from banks at beginning of fiscal year	93	148	142

Cash and due from banks at end of fiscal year	148	142	155

Subsequent events (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Subsequent Events

The following table describes the details of the redeemed preferred securities.

Issuer	Aggregate redemption amount	Reason for the redemption
	(in millions of euro)
Mizuho Capital Investment (EUR) 1 Limited	500	Arrival of optional redemption date

Useful Lives of Premises and Equipment (Detail)	12 Months Ended
Mar. 31, 2011 Year
Buildings
Property, Plant, and Equipment Disclosure [Line Items]
Years, Minimum	3
Years, Maximum	50
Equipment and furniture
Property, Plant, and Equipment Disclosure [Line Items]
Years, Minimum	2
Years, Maximum	20
Leasehold improvements
Property, Plant, and Equipment Disclosure [Line Items]
Years, Minimum	3
Years, Maximum	50

Basis of presentation and summary of significant accounting policies - Additional Information (Detail)	12 Months Ended
Mar. 31, 2011 Year
Software and Software Development Costs
Significant Accounting Policies [Line Items]
Estimated useful life	5
Shinko Securities Company Limited | Customer relationships
Significant Accounting Policies [Line Items]
Weighted-average amortization period	16

Recently Issued Accounting Pronouncements - Additional Information (Detail) (JPY ¥) In Millions	1 Months Ended	12 Months Ended
	May 07, 2009 Shinko Securities Company Limited	Mar. 31, 2010 Shinko Securities Company Limited	Mar. 31, 2010 Shinko Securities Company Limited Business Combination	Mar. 31, 2009 FAS 157	Mar. 31, 2009 FAS 159	Mar. 31, 2010 ASC 320	Mar. 31, 2011 Accumulated Deficit FAS 167	Mar. 31, 2011 Accumulated Other Comprehensive Income FAS 167	Mar. 31, 2011 FAS 167 Additional Paid-in Capital	Mar. 31, 2011 Accumulated Deficit	Mar. 31, 2010 Accumulated Deficit	Mar. 31, 2009 Accumulated Deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adoption of FASB accounting change, effect on accumulated deficit				¥ (1,464)	¥ (26,373)	¥ (99,910)	¥ (1,382)	¥ (6,273)	¥ 334	¥ 1,382	¥ 99,910	¥ 27,837
Total pre-tax gain on the business combination			106,674
Pre-tax gain on the bargain purchase	106,310	106,310
Pre-tax gain due to remeasuring to fair value of the voting equity interests in Shinko held before the business combination		¥ 364

Business Combination - Additional Information (Detail) (Shinko Securities Company Limited, JPY ¥) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	May 07, 2009	Mar. 31, 2010	May 06, 2009
Business Acquisition [Line Items]
Voting equity interests owned immediately before business combination			27.32%
Voting equity interests transferred	30.30%
Voting equity interests acquired	32.19%
Pre-tax gain on the bargain purchase	¥ 106,310	¥ 106,310
Pre-tax gain due to remeasuring to fair value of the voting equity interests in Shinko held before the business combination		364
Common shares of MHSC paid as a non cash consideration	3,451,755
Value of common shares of MHSC paid as a non cash consideration	58,600
Noncontrolling interests in Shinko	79,318
Business Acquisition [Line Items]
Voting equity interests owned immediately before business combination			27.32%
Voting equity interests transferred	30.30%
Voting equity interests acquired	32.19%
Pre-tax gain on the bargain purchase	106,310	106,310
Pre-tax gain due to remeasuring to fair value of the voting equity interests in Shinko held before the business combination		364
Common shares of MHSC paid as a non cash consideration	3,451,755
Value of common shares of MHSC paid as a non cash consideration	58,600
Noncontrolling interests in Shinko	¥ 79,318

Consideration Paid, Amounts of the Assets Acquired and Liabilities Assumed, as well as the Fair Value of the Noncontrolling Interests in Shinko at the Acquisition Date (Detail) (Shinko Securities Company Limited, JPY  ¥)
In Millions	1 Months Ended	12 Months Ended
	May 07, 2009	Mar. 31, 2010
Consideration
Equity instruments (3,451,755 common shares of MHSC)	¥ 58,600
Fair value of total consideration transferred	58,600
Fair value of MHFG's equity interests in Shinko held before the business combination	49,265
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination, Total	107,865
Total identifiable net assets	293,493
Noncontrolling interests in Shinko	79,318
Gain on the bargain purchase	106,310	106,310
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination, Total	107,865
Premises and equipment	57,004
Intangible assets (Note)	73,949
Deferred tax liabilities	25,633
Cash and due from banks
Consideration
Recognized amounts of identifiable assets acquired	118,725
Interest-bearing deposits in other banks
Consideration
Recognized amounts of identifiable assets acquired	32,344
Receivables under securities borrowing transactions
Consideration
Recognized amounts of identifiable assets acquired	831,839
Trading account assets
Consideration
Recognized amounts of identifiable assets acquired	1,008,004
Investments
Consideration
Recognized amounts of identifiable assets acquired	98,937
Loans
Consideration
Recognized amounts of identifiable assets acquired	14,248
Accrued income
Consideration
Recognized amounts of identifiable assets acquired	7,462
Other assets
Consideration
Recognized amounts of identifiable assets acquired	76,734
Call money and funds purchased
Consideration
Recognized amounts of identifiable liabilities assumed	41,000
Payables under repurchase agreements
Consideration
Recognized amounts of identifiable liabilities assumed	27,111
Payables under securities lending transactions
Consideration
Recognized amounts of identifiable liabilities assumed	745,131
Other short-term borrowings
Consideration
Recognized amounts of identifiable liabilities assumed	357,813
Trading account liabilities
Consideration
Recognized amounts of identifiable liabilities assumed	671,841
Income taxes payable
Consideration
Recognized amounts of identifiable liabilities assumed	490
Accrued expenses
Consideration
Recognized amounts of identifiable liabilities assumed	5,777
Long-term debt
Consideration
Recognized amounts of identifiable liabilities assumed	75,795
Other liabilities
Consideration
Recognized amounts of identifiable liabilities assumed	¥ 75,162

Consideration Paid, Amounts of the Assets Acquired and Liabilities Assumed, as well as the Fair Value of the Noncontrolling Interests in Shinko at the Acquisition Date (Parenthetical) (Detail) (Shinko Securities Company Limited)
1 Months Ended
May 07, 2009
Business Acquisition [Line Items]
Equity instruments, common shares of MHSC	3,451,755
Customer relationships
Business Acquisition [Line Items]
Customer relationships, weighted-average amortization period	16

Components of Trading Account Assets and Trading Account Liabilities at their Fair Value (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	¥ 28,105,899	¥ 31,527,969
Trading account liabilities	16,696,406	19,402,556
Trading securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	14,979,481	15,486,939
Trading securities | Japanese equity securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	391,491	271,440
Trading securities | Japanese government and corporate debt securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	7,056,932	7,765,716
Trading securities | Foreign government bonds and other securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	7,531,058	7,449,783
Derivative assets
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	13,126,418	16,041,030
Derivative assets | Interest rate contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	9,963,943	12,187,368
Derivative assets | Foreign exchange contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	2,844,798	3,457,282
Derivative assets | Equity-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	153,761	157,534
Derivative assets | Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	59,502	116,102
Derivative assets | Other contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	104,414	122,744
Trading securities sold, not yet purchased
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account liabilities	4,414,702	4,114,020
Derivative liabilities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account liabilities	12,281,704	15,288,536
Derivative liabilities | Interest rate contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account liabilities	9,541,145	11,738,251
Derivative liabilities | Foreign exchange contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account liabilities	2,465,219	3,174,580
Derivative liabilities | Equity-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account liabilities	150,246	170,484
Derivative liabilities | Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account liabilities	38,751	104,113
Derivative liabilities | Other contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account liabilities	¥ 86,343	¥ 101,108

Net Trading Gains (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	¥ 206,016	¥ 421,593	¥ 122,018
Foreign exchange gains (losses)-net	55,998	(1,311)	23,769
Net trading gains	262,014	420,282	145,787
Trading securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	55,339	226,278	(160,804)
Derivative contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	¥ 150,677	¥ 195,315	¥ 282,822

Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Detail) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	¥ 37,675,421		¥ 36,515,557	[1]
Gross unrealized gains, available-for-sale securities	1,019,144		1,409,718	[1]
Gross unrealized losses, available-for-sale securities	145,624		123,910	[1]
Fair value, available-for-sale securities	38,548,941		37,801,365	[1]
Amortized cost, held-to-maturity securities	1,202,123		603,379	[1]
Gross unrealized gains, held-to-maturity securities	7,366		4,427	[1]
Gross unrealized losses, held-to-maturity securities	1,269		394	[1]
Fair value, held-to-maturity securities	1,208,220		607,412	[1]
Debt securities | Japanese government bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	29,280,682		28,271,986	[1]
Gross unrealized gains, available-for-sale securities	10,572		21,826	[1]
Gross unrealized losses, available-for-sale securities	78,001		65,023	[1]
Fair value, available-for-sale securities	29,213,253		28,228,789	[1]
Amortized cost, held-to-maturity securities	1,200,615		600,456	[1]
Gross unrealized gains, held-to-maturity securities	7,361		4,413	[1]
Gross unrealized losses, held-to-maturity securities	1,269		394	[1]
Fair value, held-to-maturity securities	1,206,707		604,475	[1]
Debt securities | Japanese local gov't bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	229,440		154,897	[1]
Gross unrealized gains, available-for-sale securities	2,139		2,065	[1]
Gross unrealized losses, available-for-sale securities	1,410		115	[1]
Fair value, available-for-sale securities	230,169		156,847	[1]
Debt securities | U.S. Treasury bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	128,507		112,680	[1]
Gross unrealized gains, available-for-sale securities	397		57	[1]
Gross unrealized losses, available-for-sale securities	522		327	[1]
Fair value, available-for-sale securities	128,382		112,410	[1]
Debt securities | Other foreign gov't bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	290,428		318,167	[1]
Gross unrealized gains, available-for-sale securities	331		1,324	[1]
Gross unrealized losses, available-for-sale securities	181		32	[1]
Fair value, available-for-sale securities	290,578		319,459	[1]
Debt securities | Agency mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	769,182	[2]	530,204	[1],[2]
Gross unrealized gains, available-for-sale securities	3,496		5,386	[1]
Gross unrealized losses, available-for-sale securities	7,710		600	[1]
Fair value, available-for-sale securities	764,968	[2]	534,990	[1],[2]
Debt securities | Agency mortgage-backed securities | U.S. agency securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value, available-for-sale securities	82,632		57,539
Debt securities | Agency mortgage-backed securities | Japanese agency securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value, available-for-sale securities	682,336		477,451
Debt securities | Residential mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	753,625		1,008,367	[1]
Gross unrealized gains, available-for-sale securities	11,358		11,039	[1]
Gross unrealized losses, available-for-sale securities	5,426		8,716	[1]
Fair value, available-for-sale securities	759,557		1,010,690	[1]
Debt securities | Commercial mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	509,294		674,964	[1]
Gross unrealized gains, available-for-sale securities	2,961		2,870	[1]
Gross unrealized losses, available-for-sale securities	26,007		27,660	[1]
Fair value, available-for-sale securities	486,248		650,174	[1]
Debt securities | Japanese corporate bonds and other debt securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	3,170,653		2,723,309	[1]
Gross unrealized gains, available-for-sale securities	41,456		53,701	[1]
Gross unrealized losses, available-for-sale securities	14,581		8,934	[1]
Fair value, available-for-sale securities	3,197,528		2,768,076	[1]
Debt securities | Foreign corporate bonds and other debt securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	624,877		713,613	[1]
Gross unrealized gains, available-for-sale securities	23,785		30,949	[1]
Gross unrealized losses, available-for-sale securities	2,954		8,577	[1]
Fair value, available-for-sale securities	645,708		735,985	[1]
Debt securities | Japanese corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, held-to-maturity securities	1,508		2,923	[1]
Gross unrealized gains, held-to-maturity securities	5		14	[1]
Fair value, held-to-maturity securities	1,513		2,937	[1]
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	1,918,733		2,007,370	[1]
Gross unrealized gains, available-for-sale securities	922,649		1,280,501	[1]
Gross unrealized losses, available-for-sale securities	8,832		3,926	[1]
Fair value, available-for-sale securities	¥ 2,832,550		¥ 3,283,945	[1]

[1]	Certain amounts for the fiscal year ended March 31, 2010 have been summarized to conform to the current period's presentation.
[2]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥57,539 million and ¥477,451 million, respectively, at March 31, 2010, and ¥82,632 million and ¥682,336 million, respectively, at March 31, 2011. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Amortized Cost and Fair Value of Available-for-sale and Held-to-maturity Debt Securities by Contractual maturity (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Available-for-sale debt securities Amortized cost
Due in one year or less	¥ 15,495,392
Due after one year through five years	14,893,687
Due after five years through ten years	3,367,910
Due after ten years	1,999,699
Total	35,756,688
Available-for-sale debt securities Fair value
Due in one year or less	15,505,802
Due after one year through five years	14,870,097
Due after five years through ten years	3,328,655
Due after ten years	2,011,837
Total	35,716,391
Held-to-maturity debt securities Amortized cost
Due in one year or less	501
Due after one year through five years	1,201,622
Due after five years through ten years
Due after ten years
Total	1,202,123
Held-to-maturity debt securities Fair value
Due in one year or less	502
Due after one year through five years	1,207,718
Due after five years through ten years
Due after ten years
Total	¥ 1,208,220

Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by the Length of Time that Individual Securities have been in a Continuous Unrealized Loss Position (Detail) (JPY  ¥)
In Millions	Mar. 31, 2011		Mar. 31, 2010
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	¥ 19,281,514		¥ 11,103,547	[1]
Less than 12 months Gross unrealized losses, available-for-sale securities	87,079		66,024	[1]
12 months or more Fair value, available-for-sale securities	2,296,109		1,828,702	[1]
12 months or more Gross unrealized losses, available-for-sale securities	58,545		57,886	[1]
Fair value, available-for-sale securities	21,577,623		12,932,249	[1]
Total Gross unrealized losses, available-for-sale securities	145,624		123,910	[1]
Less than 12 months, Fair value, held-to-maturity securities	299,022		199,670	[1]
Less than 12 months Gross unrealized losses, held-to-maturity securities	1,269		394	[1]
12 months or more Fair value, held-to-maturity securities				[1]
12 months or more Gross unrealized losses, held-to-maturity securities				[1]
Total Fair value, held-to-maturity securities	299,022		199,670	[1]
Total Gross unrealized losses, held-to-maturity securities	1,269		394	[1]
Debt securities | Japanese government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	17,012,827		10,159,459	[1]
Less than 12 months Gross unrealized losses, available-for-sale securities	54,063		47,899	[1]
12 months or more Fair value, available-for-sale securities	1,284,639		544,908	[1]
12 months or more Gross unrealized losses, available-for-sale securities	23,938		17,124	[1]
Fair value, available-for-sale securities	18,297,466		10,704,367	[1]
Total Gross unrealized losses, available-for-sale securities	78,001		65,023	[1]
Less than 12 months, Fair value, held-to-maturity securities	299,022		199,670	[1]
Less than 12 months Gross unrealized losses, held-to-maturity securities	1,269		394	[1]
12 months or more Fair value, held-to-maturity securities				[1]
12 months or more Gross unrealized losses, held-to-maturity securities				[1]
Total Fair value, held-to-maturity securities	299,022		199,670	[1]
Total Gross unrealized losses, held-to-maturity securities	1,269		394	[1]
Debt securities | Japanese local gov't bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	121,689		33,176	[1]
Less than 12 months Gross unrealized losses, available-for-sale securities	1,410		104	[1]
12 months or more Fair value, available-for-sale securities			261	[1]
12 months or more Gross unrealized losses, available-for-sale securities			11	[1]
Fair value, available-for-sale securities	121,689		33,437	[1]
Total Gross unrealized losses, available-for-sale securities	1,410		115	[1]
Debt securities | U.S. Treasury bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	84,209		89,754	[1]
Less than 12 months Gross unrealized losses, available-for-sale securities	522		327	[1]
12 months or more Fair value, available-for-sale securities	3		16	[1]
Fair value, available-for-sale securities	84,212		89,770	[1]
Total Gross unrealized losses, available-for-sale securities	522		327	[1]
Debt securities | Other foreign gov't bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	148,135		45,805	[1]
Less than 12 months Gross unrealized losses, available-for-sale securities	181		31	[1]
12 months or more Fair value, available-for-sale securities			1,365	[1]
12 months or more Gross unrealized losses, available-for-sale securities			1	[1]
Fair value, available-for-sale securities	148,135		47,170	[1]
Total Gross unrealized losses, available-for-sale securities	181		32	[1]
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	520,937	[2]	85,531	[1],[2]
Less than 12 months Gross unrealized losses, available-for-sale securities	7,710		227	[1]
12 months or more Fair value, available-for-sale securities			41,075	[1],[2]
12 months or more Gross unrealized losses, available-for-sale securities			373	[1]
Fair value, available-for-sale securities	520,937	[2]	126,606	[1],[2]
Total Gross unrealized losses, available-for-sale securities	7,710		600	[1]
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	40,706		17,022	[1]
Less than 12 months Gross unrealized losses, available-for-sale securities	359		131	[1]
12 months or more Fair value, available-for-sale securities	251,170		451,421	[1]
12 months or more Gross unrealized losses, available-for-sale securities	5,067		8,585	[1]
Fair value, available-for-sale securities	291,876		468,443	[1]
Total Gross unrealized losses, available-for-sale securities	5,426		8,716	[1]
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	1,499		45,712	[1]
Less than 12 months Gross unrealized losses, available-for-sale securities	1		904	[1]
12 months or more Fair value, available-for-sale securities	355,884		505,796	[1]
12 months or more Gross unrealized losses, available-for-sale securities	26,006		26,756	[1]
Fair value, available-for-sale securities	357,383		551,508	[1]
Total Gross unrealized losses, available-for-sale securities	26,007		27,660	[1]
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	1,133,710		500,023	[1]
Less than 12 months Gross unrealized losses, available-for-sale securities	13,047		7,435	[1]
12 months or more Fair value, available-for-sale securities	276,244		95,183	[1]
12 months or more Gross unrealized losses, available-for-sale securities	1,534		1,499	[1]
Fair value, available-for-sale securities	1,409,954		595,206	[1]
Total Gross unrealized losses, available-for-sale securities	14,581		8,934	[1]
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	116,588		83,703	[1]
Less than 12 months Gross unrealized losses, available-for-sale securities	1,324		5,545	[1]
12 months or more Fair value, available-for-sale securities	126,015		183,735	[1]
12 months or more Gross unrealized losses, available-for-sale securities	1,630		3,032	[1]
Fair value, available-for-sale securities	242,603		267,438	[1]
Total Gross unrealized losses, available-for-sale securities	2,954		8,577	[1]
Debt securities | U.S. agency securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities	55,327		17,004
Debt securities | Japanese agency securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities	465,610		109,602
Equity securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	101,214		43,362	[1]
Less than 12 months Gross unrealized losses, available-for-sale securities	8,462		3,421	[1]
12 months or more Fair value, available-for-sale securities	2,154		4,942	[1]
12 months or more Gross unrealized losses, available-for-sale securities	370		505	[1]
Fair value, available-for-sale securities	103,368		48,304	[1]
Total Gross unrealized losses, available-for-sale securities	¥ 8,832		¥ 3,926	[1]

[1]	Certain amounts for the fiscal year ended March 31, 2010 have been summarized to conform to the current period's presentation.
[2]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥17,004 million and ¥109,602 million, respectively, at March 31, 2010, and ¥55,327 million and ¥465,610 million, respectively, at March 31, 2011. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2010 Noncontrolling Interest ASC 320	Mar. 31, 2010 ASC 320	Mar. 31, 2011 Noncontrolling Interest	Mar. 31, 2011 Available-for-sale securities	Mar. 31, 2010 Available-for-sale securities	Mar. 31, 2009 Available-for-sale securities	Mar. 31, 2011 Available-for-sale securities Equity securities	Mar. 31, 2011 Available-for-sale securities Debt securities	Mar. 31, 2011 Equity securities	Mar. 31, 2010 Equity securities	Mar. 31, 2011 Orico	Sep. 22, 2010 Orico
Gain (Loss) on Investments [Line Items]
Adoption of FASB accounting change				¥ 7,527	¥ (99,910)	¥ (366)
Adoption of FASB accounting change, pre-tax					141,212
Adoption of FASB accounting change, tax					33,775
Available-for-sale securities, other-than-temporary impairment losses							77,042	92,497	462,909	64,648	12,394
Available-for-sale securities, gross realized gains on sales	194,908	248,254	212,500
Available-for-sale securities, gross realized losses on sales	40,376	26,492	120,324
Equity method Investments, carrying value	172,326	184,555										15,420	5,057
Equity method Investments, aggregated market values												¥ 20,398	¥ 7,695
Percentage of proportionate share to the total outstanding common shares														25.70%	27.10%
Maximum percentage of proportionate share to the total outstanding common shares if convertible preferred shares are fully converted														58.00%

Composition of Other Investments (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Schedule of Equity Method Investments [Line Items]
Equity method investments	¥ 172,326	¥ 184,555
Investments held by consolidated investment companies	285,716	95,518
Other equity interests	494,534	567,855
Total other investments	¥ 952,576	¥ 847,928

Loans Outstanding by Domicile and Industry of Borrower (Detail) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 64,771,441	[1]	¥ 63,860,881
Less: Unearned income and deferred loan fees-net	81,627		78,030
Loans outstanding	64,689,814		63,782,851
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	54,756,380		54,578,367
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,617,139		8,065,169
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,308,324		7,854,069
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,286,744		5,152,670
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	5,313,766		5,306,409
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,228,202		3,237,678
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,908,065		4,289,460
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,154,049		5,459,188
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,758,540	[2]	3,332,153	[2]
Domestic | Mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,436,486		11,093,236
Domestic | Other individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	745,065		788,335
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	10,015,061		9,282,514
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,587,531		1,721,861
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	453,066		292,466
Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	6,964,802		7,236,684
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 9,662	[2]	¥ 31,503	[2]

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.

Loans - Additional Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans	¥ 886	¥ 5,860	¥ 49,822
Valuation losses related to loans held for sale accounted for at the lower of cost or fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans, amount attributable to valuation losses related to loans held for sale accounted for at the lower of cost or fair value	¥ 645	¥ 1,759	¥ 37,922

Credit Quality Indicators of Financing Receivables that were Not Impaired (Detail) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 64,771,441	[1]	¥ 63,860,881
Financing Receivables Not Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	63,448,872
Financing Receivables Not Impaired | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	53,549,484
Financing Receivables Not Impaired | Domestic | Normal obligors | Manufacturing | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,136,439
Financing Receivables Not Impaired | Domestic | Normal obligors | Manufacturing | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,230,245
Financing Receivables Not Impaired | Domestic | Normal obligors | Manufacturing | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	108,053	[2]
Financing Receivables Not Impaired | Domestic | Normal obligors | Manufacturing | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	270,870	[3]
Financing Receivables Not Impaired | Domestic | Normal obligors | Construction and real estate | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,374,750
Financing Receivables Not Impaired | Domestic | Normal obligors | Construction and real estate | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,367,262
Financing Receivables Not Impaired | Domestic | Normal obligors | Construction and real estate | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	714,994	[2]
Financing Receivables Not Impaired | Domestic | Normal obligors | Construction and real estate | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	100,301	[3]
Financing Receivables Not Impaired | Domestic | Normal obligors | Services | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,908,978
Financing Receivables Not Impaired | Domestic | Normal obligors | Services | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,737,894
Financing Receivables Not Impaired | Domestic | Normal obligors | Services | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	216,879	[2]
Financing Receivables Not Impaired | Domestic | Normal obligors | Services | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	10,935	[3]
Financing Receivables Not Impaired | Domestic | Normal obligors | Wholesale and retail | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,747,661
Financing Receivables Not Impaired | Domestic | Normal obligors | Wholesale and retail | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,575,281
Financing Receivables Not Impaired | Domestic | Normal obligors | Wholesale and retail | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	236,556	[2]
Financing Receivables Not Impaired | Domestic | Normal obligors | Wholesale and retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	76,199	[3]
Financing Receivables Not Impaired | Domestic | Normal obligors | Transportation and communications | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,857,583
Financing Receivables Not Impaired | Domestic | Normal obligors | Transportation and communications | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,104,179
Financing Receivables Not Impaired | Domestic | Normal obligors | Transportation and communications | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	87,813	[2]
Financing Receivables Not Impaired | Domestic | Normal obligors | Transportation and communications | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	305	[3]
Financing Receivables Not Impaired | Domestic | Normal obligors | Banks and other financial institutions | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,897,448
Financing Receivables Not Impaired | Domestic | Normal obligors | Banks and other financial institutions | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	783,833
Financing Receivables Not Impaired | Domestic | Normal obligors | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,963	[2]
Financing Receivables Not Impaired | Domestic | Normal obligors | Banks and other financial institutions | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	765	[3]
Financing Receivables Not Impaired | Domestic | Normal obligors | Government and public institutions | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,081,238
Financing Receivables Not Impaired | Domestic | Normal obligors | Government and public institutions | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	72,811	[3]
Financing Receivables Not Impaired | Domestic | Normal obligors | Other industries | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,410,665
Financing Receivables Not Impaired | Domestic | Normal obligors | Other industries | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	196,124
Financing Receivables Not Impaired | Domestic | Normal obligors | Other industries | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,318	[2]
Financing Receivables Not Impaired | Domestic | Normal obligors | Other industries | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,042,711	[3]
Financing Receivables Not Impaired | Domestic | Normal obligors | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	23,414,762
Financing Receivables Not Impaired | Domestic | Normal obligors | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,198,623
Financing Receivables Not Impaired | Domestic | Normal obligors | C-D | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	203,805
Financing Receivables Not Impaired | Domestic | Normal obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,642,979	[2]
Financing Receivables Not Impaired | Domestic | Normal obligors | Retail | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,273,403	[2]
Financing Receivables Not Impaired | Domestic | Normal obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,814,126	[3]
Financing Receivables Not Impaired | Domestic | Normal obligors | Other | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	239,229	[3]
Financing Receivables Not Impaired | Domestic | Watch obligors | Manufacturing | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	30,536	[2],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Manufacturing | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	20,200	[3],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Manufacturing | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	511,115	[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Construction and real estate | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	38,993	[2],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Construction and real estate | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	6	[3],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Construction and real estate | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	447,221	[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Services | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	35,884	[2],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Services | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	268,270	[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Wholesale and retail | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	59,703	[2],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Wholesale and retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	137	[3],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Wholesale and retail | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	441,637	[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Transportation and communications | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	14,996	[2],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Transportation and communications | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	39	[3],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Transportation and communications | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	109,605	[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	80	[2],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Banks and other financial institutions | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	220,569	[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Other industries | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	655	[2],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Other industries | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	90,507	[3],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Other industries | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	13,513	[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	291,902	[2],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Retail | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	111,055	[2],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	115,791	[3],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Other | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,902	[3],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,071,301	[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | E1 to E2 Rating | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	59,371	[4]
Financing Receivables Not Impaired | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,307,458
Financing Receivables Not Impaired | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,043,527
Financing Receivables Not Impaired | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,178,840
Financing Receivables Not Impaired | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	5,137,174
Financing Receivables Not Impaired | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,174,520
Financing Receivables Not Impaired | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,904,658
Financing Receivables Not Impaired | Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,154,049
Financing Receivables Not Impaired | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,757,493
Financing Receivables Not Impaired | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,891,765
Financing Receivables Not Impaired | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	9,899,388
Financing Receivables Not Impaired | Foreign | Normal obligors | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	5,015,595
Financing Receivables Not Impaired | Foreign | Normal obligors | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,754,922
Financing Receivables Not Impaired | Foreign | Normal obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,717	[2]
Financing Receivables Not Impaired | Foreign | Normal obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,157,535	[3]
Financing Receivables Not Impaired | Foreign | Watch obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	82	[2],[4]
Financing Receivables Not Impaired | Foreign | Watch obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	67,864	[3],[4]
Financing Receivables Not Impaired | Foreign | Watch obligors | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	901,673	[4]
Financing Receivables Not Impaired | Normal obligors | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	28,430,357
Financing Receivables Not Impaired | Normal obligors | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	14,953,545
Financing Receivables Not Impaired | Normal obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,644,696	[2]
Financing Receivables Not Impaired | Normal obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,971,661	[3]
Financing Receivables Not Impaired | Watch obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	291,984	[2],[4]
Financing Receivables Not Impaired | Watch obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	183,655	[3],[4]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,972,974	[4]
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	54,756,380		54,578,367
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,617,139		8,065,169
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,308,324		7,854,069
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,286,744		5,152,670
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	5,313,766		5,306,409
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,228,202		3,237,678
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,908,065		4,289,460
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,154,049		5,459,188
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,758,540	[5]	3,332,153	[5]
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,181,551
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	10,015,061		9,282,514
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,587,531		1,721,861
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 453,066		¥ 292,466

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
[3]	Loans held by subsidiaries other than MHBK, MHCB, and MHTB constitute Other, since their portfolio segments are not identical to those used by MHBK, MHCB, and MHTB.
[4]	Special attention obligors are watch obligors with restructured or 90 days or more delinquent debt. Loans to such obligors are not included in the table above, because the MHFG Group considers all such loans impaired.
[5]	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.

Impaired Loans (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	¥ 1,322,569	[1]	¥ 1,404,278	[1]
Unpaid principal balance	1,744,118
Related allowance	333,344		434,987
Average recorded investment	1,374,886		1,430,423
Interest income recognized	23,081	[2]	34,811	[2]
Impaired loans requiring an allowance for loan losses
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	1,027,286	[1]	1,107,860	[1]
Unpaid principal balance	1,156,519
Related allowance	333,344		434,987
Average recorded investment	1,075,919
Interest income recognized	20,191	[2]
Impaired loans requiring an allowance for loan losses | Manufacturing | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	294,921	[1]
Unpaid principal balance	320,481
Related allowance	112,080
Average recorded investment	273,453
Interest income recognized	4,804	[2]
Impaired loans requiring an allowance for loan losses | Construction and real estate | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	203,948	[1]
Unpaid principal balance	249,217
Related allowance	54,752
Average recorded investment	210,703
Interest income recognized	4,196	[2]
Impaired loans requiring an allowance for loan losses | Services | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	93,168	[1]
Unpaid principal balance	108,673
Related allowance	30,783
Average recorded investment	129,262
Interest income recognized	1,973	[2]
Impaired loans requiring an allowance for loan losses | Wholesale and retail | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	162,326	[1]
Unpaid principal balance	178,860
Related allowance	63,289
Average recorded investment	151,010
Interest income recognized	3,138	[2]
Impaired loans requiring an allowance for loan losses | Transportation and communications | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	47,879	[1]
Unpaid principal balance	50,086
Related allowance	21,517
Average recorded investment	101,461
Interest income recognized	1,321	[2]
Impaired loans requiring an allowance for loan losses | Banks and other financial institutions | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	3,353	[1]
Unpaid principal balance	3,865
Related allowance	1,388
Average recorded investment	13,184
Interest income recognized	94	[2]
Impaired loans requiring an allowance for loan losses | Other industries | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	574	[1]
Unpaid principal balance	1,439
Related allowance	178
Average recorded investment	842
Interest income recognized	5	[2]
Impaired loans requiring an allowance for loan losses | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	924,182	[1]
Unpaid principal balance	1,048,917
Related allowance	295,207
Average recorded investment	975,525
Interest income recognized	18,177	[2]
Impaired loans requiring an allowance for loan losses | Domestic Country | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	118,013	[1]
Unpaid principal balance	136,296
Related allowance	11,220
Average recorded investment	95,610
Interest income recognized	2,646	[2]
Impaired loans requiring an allowance for loan losses | Foreign Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	103,104	[1]
Unpaid principal balance	107,602
Related allowance	38,137
Average recorded investment	100,394
Interest income recognized	2,014	[2]
Impaired loans not requiring an allowance for loan losses
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	295,283	[1],[3]	296,418	[1],[3]
Unpaid principal balance	587,599	[3]
Average recorded investment	298,967	[3]
Interest income recognized	2,890	[2],[3]
Impaired loans not requiring an allowance for loan losses | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	12,569	[1]
Unpaid principal balance	69,430
Average recorded investment	17,021
Interest income recognized	159	[2]
Impaired loans not requiring an allowance for loan losses | Manufacturing | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	14,760	[1]
Unpaid principal balance	42,747
Average recorded investment	15,874
Interest income recognized	187	[2]
Impaired loans not requiring an allowance for loan losses | Construction and real estate | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	60,849	[1]
Unpaid principal balance	95,904
Average recorded investment	71,935
Interest income recognized	479	[2]
Impaired loans not requiring an allowance for loan losses | Services | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	14,736	[1]
Unpaid principal balance	53,407
Average recorded investment	19,870
Interest income recognized	324	[2]
Impaired loans not requiring an allowance for loan losses | Wholesale and retail | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	14,266	[1]
Unpaid principal balance	108,708
Average recorded investment	16,988
Interest income recognized	221	[2]
Impaired loans not requiring an allowance for loan losses | Transportation and communications | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	5,803	[1]
Unpaid principal balance	20,697
Average recorded investment	5,361
Interest income recognized	62	[2]
Impaired loans not requiring an allowance for loan losses | Banks and other financial institutions | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	54	[1]
Unpaid principal balance	6,262
Average recorded investment	233
Interest income recognized	1	[2]
Impaired loans not requiring an allowance for loan losses | Other industries | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	473	[1]
Unpaid principal balance	1,645
Average recorded investment	382
Interest income recognized	2	[2]
Impaired loans not requiring an allowance for loan losses | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	282,714	[1]
Unpaid principal balance	518,169
Average recorded investment	281,946
Interest income recognized	2,731	[2]
Impaired loans not requiring an allowance for loan losses | Domestic Country | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	171,773	[1]
Unpaid principal balance	188,799
Average recorded investment	151,303
Interest income recognized	1,455	[2]
Manufacturing | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	309,681	[1]
Unpaid principal balance	363,228
Related allowance	112,080
Average recorded investment	289,327
Interest income recognized	4,991	[2]
Construction and real estate | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	264,797	[1]
Unpaid principal balance	345,121
Related allowance	54,752
Average recorded investment	282,638
Interest income recognized	4,675	[2]
Services | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	107,904	[1]
Unpaid principal balance	162,080
Related allowance	30,783
Average recorded investment	149,132
Interest income recognized	2,297	[2]
Wholesale and retail | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	176,592	[1]
Unpaid principal balance	287,568
Related allowance	63,289
Average recorded investment	167,998
Interest income recognized	3,359	[2]
Transportation and communications | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	53,682	[1]
Unpaid principal balance	70,783
Related allowance	21,517
Average recorded investment	106,822
Interest income recognized	1,383	[2]
Banks and other financial institutions | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	3,407	[1]
Unpaid principal balance	10,127
Related allowance	1,388
Average recorded investment	13,417
Interest income recognized	95	[2]
Other industries | Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	1,047	[1]
Unpaid principal balance	3,084
Related allowance	178
Average recorded investment	1,224
Interest income recognized	7	[2]
Domestic Country
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	1,206,896	[1]
Unpaid principal balance	1,567,086
Related allowance	295,207
Average recorded investment	1,257,471
Interest income recognized	20,908	[2]
Domestic Country | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	289,786	[1]
Unpaid principal balance	325,095
Related allowance	11,220
Average recorded investment	246,913
Interest income recognized	4,101	[2]
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	115,673	[1]
Unpaid principal balance	177,032
Related allowance	38,137
Average recorded investment	117,415
Interest income recognized	¥ 2,173	[2]

[1]	Amounts also represent the outstanding balances of nonaccrual loans. The MHFG Group's policy for placing loans in nonaccrual status is completely corresponded to the Group's definition of impaired loans.
[2]	Amounts represent gross interest income on impaired loans which were included in Interest income on loans.
[3]	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.

Analysis of the Age of the Recorded Investment in Financing Receivables that are Past Due (Detail) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	¥ 69,615
60-89 days past due	47,169
90 days or more past due	346,181
Total past due	462,965
Current	64,308,476
Total	64,771,441	[1]	63,860,881
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	61,065
60-89 days past due	40,945
90 days or more past due	331,206
Total past due	433,216
Current	54,323,164
Total	54,756,380		54,578,367
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	1,847
60-89 days past due	2,613
90 days or more past due	29,306
Total past due	33,766
Current	7,583,373
Total	7,617,139		8,065,169
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	6,537
60-89 days past due	8,125
90 days or more past due	103,607
Total past due	118,269
Current	7,190,055
Total	7,308,324		7,854,069
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	3,916
60-89 days past due	1,836
90 days or more past due	21,631
Total past due	27,383
Current	4,259,361
Total	4,286,744		5,152,670
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	4,662
60-89 days past due	4,891
90 days or more past due	30,707
Total past due	40,260
Current	5,273,506
Total	5,313,766		5,306,409
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	1,151
60-89 days past due	1,060
90 days or more past due	7,980
Total past due	10,191
Current	3,218,011
Total	3,228,202		3,237,678
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	1
60-89 days past due	8
90 days or more past due	264
Total past due	273
Current	3,907,792
Total	3,908,065		4,289,460
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	7,154,049
Total	7,154,049		5,459,188
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	100
60-89 days past due	1
90 days or more past due	671
Total past due	772
Current	3,757,768
Total	3,758,540	[2]	3,332,153	[2]
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	42,851
60-89 days past due	22,411
90 days or more past due	137,040
Total past due	202,302
Current	11,979,249
Total	12,181,551
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 days past due	8,550
60-89 days past due	6,224
90 days or more past due	14,975
Total past due	29,749
Current	9,985,312
Total	10,015,061		9,282,514
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	2,587,531		1,721,861
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	¥ 453,066		¥ 292,466

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.

Changes in Allowance for Loan Losses (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	¥ 879,433		¥ 869,786		¥ 649,803
Provision (credit) for loan losses	647		222,102		567,396
Charge-offs	184,590		260,491		344,061
Less: Recoveries	47,646		53,808		28,881
Net charge-offs	136,944		206,683		315,180
Others	(8,606)	[1]	(5,772)	[1]	(32,233)	[1]
Balance at end of fiscal year	734,530		879,433		869,786
Balance at end of fiscal year of which individually evaluated for impairment	300,525
Balance at end of fiscal year of which collectively evaluated for impairment	434,005
Balance at end of fiscal year	64,771,441	[2]	63,860,881
Balance at end of fiscal year of which individually evaluated for impairment	1,228,954	[2]
Balance at end of fiscal year of which collectively evaluated for impairment	63,542,487	[2]
Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	305,832
Provision (credit) for loan losses	(60,120)
Balance at end of fiscal year	245,712
Balance at end of fiscal year of which individually evaluated for impairment	2,028
Balance at end of fiscal year of which collectively evaluated for impairment	243,684
Balance at end of fiscal year	47,076,556	[2]
Balance at end of fiscal year of which individually evaluated for impairment	38,058	[2]
Balance at end of fiscal year of which collectively evaluated for impairment	47,038,498	[2]
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	23,141
Provision (credit) for loan losses	5,573
Balance at end of fiscal year	28,714
Balance at end of fiscal year of which collectively evaluated for impairment	28,714
Balance at end of fiscal year	13,050,599	[2]
Balance at end of fiscal year of which collectively evaluated for impairment	13,050,599	[2]
Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	431,611
Provision (credit) for loan losses	21,149
Charge-offs	166,527
Less: Recoveries	46,712
Net charge-offs	119,815
Others	(7,926)	[1]
Balance at end of fiscal year	325,019
Balance at end of fiscal year of which individually evaluated for impairment	245,073
Balance at end of fiscal year of which collectively evaluated for impairment	79,946
Balance at end of fiscal year	1,550,116	[2]
Balance at end of fiscal year of which individually evaluated for impairment	1,139,475	[2]
Balance at end of fiscal year of which collectively evaluated for impairment	410,641	[2]
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	118,849	[3]
Provision (credit) for loan losses	34,045	[3]
Charge-offs	18,063	[3]
Less: Recoveries	934	[3]
Net charge-offs	17,129	[3]
Others	(680)	[1],[3]
Balance at end of fiscal year	135,085	[3]
Balance at end of fiscal year of which individually evaluated for impairment	53,424	[3]
Balance at end of fiscal year of which collectively evaluated for impairment	81,661	[3]
Balance at end of fiscal year	3,094,170	[2],[3]
Balance at end of fiscal year of which individually evaluated for impairment	51,421	[2],[3]
Balance at end of fiscal year of which collectively evaluated for impairment	¥ 3,042,749	[2],[3]

[1]	Others include primarily foreign exchange translation.
[2]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[3]	Amounts booked in subsidiaries other than MHBK, MHCB, and MHTB constitute Other, since their portfolio segments are not identical to those used by MHBK, MHCB, and MHTB.

Premises and Equipment (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Property, Plant and Equipment [Line Items]
Land	¥ 266,827	¥ 242,056
Buildings	710,226	675,630
Equipment and furniture	466,667	461,359
Leasehold improvements	88,107	90,004
Construction in progress	28,777	22,421
Software	683,514	645,321
Total	2,244,118	2,136,791
Less: Accumulated depreciation and amortization	1,129,914	1,088,874
Premises and equipment-net	¥ 1,114,204	¥ 1,047,917

Premises and Equipment - Additional Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation and amortization	¥ 162,128	¥ 156,393	¥ 146,191
Premises and equipment under capital leases, accumulated depreciation and amortization	1,129,914	1,088,874
Impairment losses on premises and equipment			9,299
Global Retail Group | Software and related server equipment
Property, Plant and Equipment [Line Items]
Impairment losses on premises and equipment			9,211
Premises and equipment under capital leases
Property, Plant and Equipment [Line Items]
Premises and equipment under capital leases	47,074	46,022
Premises and equipment under capital leases, accumulated depreciation and amortization	28,954	33,962
General and Administrative expense
Property, Plant and Equipment [Line Items]
Impairment losses on premises and equipment			7,703
Occupancy expenses
Property, Plant and Equipment [Line Items]
Impairment losses on premises and equipment			¥ 1,596

Changes in Goodwill (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Goodwill [Line Items]
Balance at beginning of fiscal year	¥ 15,016	¥ 15,016	¥ 15,016
Goodwill acquired	1,973
Impairment losses recognized	9,379
Balance at end of fiscal year	7,610	15,016	15,016
Gross amount of goodwill	67,247	65,274	65,274
Accumulated impairment losses	59,637	50,258	50,258
Global Corporate Group
Goodwill [Line Items]
Balance at beginning of fiscal year
Goodwill acquired	1,973
Impairment losses recognized
Balance at end of fiscal year	1,973
Gross amount of goodwill	27,688	25,715	25,715
Accumulated impairment losses	25,715	25,715	25,715
Global Retail Group
Goodwill [Line Items]
Balance at beginning of fiscal year	15,016	15,016	15,016
Goodwill acquired
Impairment losses recognized	9,379
Balance at end of fiscal year	5,637	15,016	15,016
Gross amount of goodwill	39,559	39,559	39,559
Accumulated impairment losses	¥ 33,922	¥ 24,543	¥ 24,543

Goodwill and Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment losses recognized	¥ 9,379
Intangible assets amortization expenses recognized	5,292	3,917	200
Global Retail Group
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment losses recognized	¥ 9,379

Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount of Intangible Assets (Detail) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Intangible Assets by Major Class [Line Items]
Gross carrying amount	¥ 86,304		¥ 86,571
Accumulated amortization	10,537		5,577
Net carrying amount	75,767		80,994
Intangible assets subject to amortization
Intangible Assets by Major Class [Line Items]
Gross carrying amount	76,536		76,816
Accumulated amortization	10,537		5,577
Net carrying amount	65,999		71,239
Intangible assets subject to amortization | Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	73,949	[1]	73,949	[1]
Accumulated amortization	8,347	[1]	3,193	[1]
Net carrying amount	65,602	[1]	70,756	[1]
Intangible assets subject to amortization | Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount	2,587		2,867
Accumulated amortization	2,190		2,384
Net carrying amount	397		483
Intangible assets not subject to amortization
Intangible Assets by Major Class [Line Items]
Gross carrying amount	9,768		9,755
Net carrying amount	¥ 9,768		¥ 9,755

[1]	Customer relationships were acquired by the merger of MHSC and Shinko. See Note 3 "Business combination" for further information.

Estimated Aggregate Amortization Expenses for Intangible Assets (Detail) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Expected Amortization Expense [Line Items]
2012	¥ 5,443
2013	5,572
2014	5,669
2015	5,331
2016	¥ 5,042

Amounts Pledged as Collateral for Borrowings and for Other Purposes (Detail) (JPY ¥) In Billions	Mar. 31, 2011	Mar. 31, 2010
Financial Instruments Owned and Pledged as Collateral [Line Items]
Interest-bearing deposits in other banks	¥ 52	¥ 101
Trading account assets	9,747	10,231
Available-for-sale securities	18,000	13,092
Loans	9,520	8,711
Other assets	649	987
Total	¥ 37,968	¥ 33,122

Associated Liabilities Collateralized by the Pledged Assets (Detail) (JPY ¥) In Billions	Mar. 31, 2011	Mar. 31, 2010
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Deposits	¥ 825	¥ 653
Call money and funds purchased	1,878	1,959
Payables under repurchase agreements	4,599	5,608
Payables under securities lending transactions	4,750	6,052
Other short-term borrowings	9,301	4,696
Long-term debt	4,989	3,475
Total	¥ 26,342	¥ 22,443

Pledged Assets and Collateral - Additional Information (Detail) (JPY ¥) In Billions	Mar. 31, 2011	Mar. 31, 2010
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Reserve funds maintained with the BOJ	¥ 7,847	¥ 3,731
Fair value collateral received that can be sold or repledged	15,275	15,251
Fair value collateral received that can be sold or repledged, value of collateral sold or repledged	¥ 13,504	¥ 13,538

Balances of Time Deposits and Certificates of Deposit Issued by Domestic Offices in Amounts of YEN 10 million or more as well as the Balances of those Deposits Issued by Foreign Offices in Amounts of US $100,000 or more (Detail) (JPY  ¥)
In Millions	Mar. 31, 2011	Mar. 31, 2010
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	¥ 25,509,202	¥ 27,323,693
Foreign deposit in amounts of USD 100,000 or more	7,963,259	7,428,501
Time deposits
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	17,655,932	18,759,823
Foreign deposit in amounts of USD 100,000 or more	6,166,293	5,704,577
Certificates of deposit
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	7,853,270	8,563,870
Foreign deposit in amounts of USD 100,000 or more	¥ 1,796,966	¥ 1,723,924

Deposits - Additional Information (Detail) (JPY ¥) In Billions	Mar. 31, 2011	Mar. 31, 2010
Deposits From Banking Clients [Line Items]
Aggregate amount of demand deposits in overdraft status that have been reclassified as loan balances	¥ 582	¥ 606

Balance and Remaining Maturities of Time Deposits and Certificates of Deposit Issued by Domestic and Foreign Offices (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Deposits From Banking Clients [Line Items]
Total	¥ 43,255,609
Domestic | Time deposits
Deposits From Banking Clients [Line Items]
Due in one year or less	23,429,136
Due after one year through two years	1,888,554
Due after two years through three years	1,312,042
Due after three years through four years	247,039
Due after four years through five years	267,861
Due after five years	125,580
Total	27,270,212
Foreign | Time deposits
Deposits From Banking Clients [Line Items]
Due in one year or less	6,304,090
Due after one year through two years	6,678
Due after two years through three years	20,337
Due after three years through four years	111
Due after four years through five years	1,845
Due after five years	2,100
Total	6,335,161
Time deposits
Deposits From Banking Clients [Line Items]
Total	33,605,373
Domestic | Certificates of deposit
Deposits From Banking Clients [Line Items]
Due in one year or less	7,852,760
Due after one year through two years	510
Total	7,853,270
Foreign | Certificates of deposit
Deposits From Banking Clients [Line Items]
Due in one year or less	1,796,966
Total	1,796,966
Certificates of deposit
Deposits From Banking Clients [Line Items]
Total	9,650,236
Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	31,281,896
Due after one year through two years	1,889,064
Due after two years through three years	1,312,042
Due after three years through four years	247,039
Due after four years through five years	267,861
Due after five years	125,580
Total	35,123,482
Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	8,101,056
Due after one year through two years	6,678
Due after two years through three years	20,337
Due after three years through four years	111
Due after four years through five years	1,845
Due after five years	2,100
Total	¥ 8,132,127

Interest Rates and Maturities of Debentures (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
Debt Instrument [Line Items]
Debentures	¥ 740,933		¥ 1,517,798
Five-year coupon debentures
Debt Instrument [Line Items]
Maturities, lower range	Apr.2011	[1]
Maturities, upper range	Apr.2016	[1]
Debentures	¥ 740,933		¥ 1,517,798
Five-year coupon debentures | Minimum
Debt Instrument [Line Items]
Interest rates	0.06%	[1]
Five-year coupon debentures | Maximum
Debt Instrument [Line Items]
Interest rates	0.66%	[1]

[1]	Interest rates and maturities shown are as of March 31, 2011.

Long-Term Debt with Original Maturities of More Than One Year (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Debt Instrument [Line Items]
Obligations under capital leases	¥ 23,794	¥ 19,782
Loan participation borrowings	69,937	186,200
Senior borrowings and bonds	4,550,298	3,517,969
Subordinated borrowings and bonds	4,309,467	4,758,483
Total	¥ 8,953,496	¥ 8,482,434

Interest Rates and Maturities of Senior Borrowings and Bonds, and Subordinated Borrowings and Bonds (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
Debt Instrument [Line Items]
Borrowings and bonds	¥ 8,859,765		¥ 8,276,452
Senior borrowings and bonds
Debt Instrument [Line Items]
Borrowings and bonds	4,550,298		3,517,969
Senior borrowings and bonds | Fixed Rate | Minimum | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	0.00%	[1]
Senior borrowings and bonds | Fixed Rate | Minimum | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	0.00%	[1]
Senior borrowings and bonds | Fixed Rate | Minimum | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	6.16%	[1]
Senior borrowings and bonds | Fixed Rate | Maximum | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	10.00%	[1]
Senior borrowings and bonds | Fixed Rate | Maximum | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	7.49%	[1]
Senior borrowings and bonds | Fixed Rate | Maximum | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	7.37%	[1]
Senior borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Maturities, lower range	Apr. 2011	[2]
Maturities, upper range	Jul. 2040	[2]
Borrowings and bonds	3,007,615		2,486,198
Senior borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Maturities, lower range	Oct. 2011	[2]
Maturities, upper range	Sep. 2038	[2]
Borrowings and bonds	5,288		4,810
Senior borrowings and bonds | Fixed Rate | Denominated in other currencies
Debt Instrument [Line Items]
Maturities, lower range	Jun. 2011	[2]
Maturities, upper range	Jan. 2012	[2]
Borrowings and bonds	11,243		24,842
Senior borrowings and bonds | Floating Rate | Minimum | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	0.00%	[1]
Senior borrowings and bonds | Floating Rate | Minimum | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	0.00%	[1]
Senior borrowings and bonds | Floating Rate | Minimum | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	0.00%	[1]
Senior borrowings and bonds | Floating Rate | Maximum | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	14.80%	[1]
Senior borrowings and bonds | Floating Rate | Maximum | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	10.00%	[1]
Senior borrowings and bonds | Floating Rate | Maximum | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	2.20%	[1]
Senior borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Maturities, lower range	Apr. 2011	[2]
Maturities, upper range	Sep. 2041	[2]
Borrowings and bonds	1,231,317		814,498
Senior borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Maturities, lower range	Apr. 2011	[2]
Maturities, upper range	Jul. 2047	[2]
Borrowings and bonds	294,202		187,577
Senior borrowings and bonds | Floating Rate | Denominated in other currencies
Debt Instrument [Line Items]
Maturities, lower range	Nov. 2012	[2]
Maturities, upper range	May 2015	[2]
Borrowings and bonds	633		44
Subordinated borrowings and bonds
Debt Instrument [Line Items]
Borrowings and bonds	4,309,467		4,758,483
Subordinated borrowings and bonds | Fixed Rate | Minimum | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	1.10%	[1]
Subordinated borrowings and bonds | Fixed Rate | Minimum | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	5.89%	[1]
Subordinated borrowings and bonds | Fixed Rate | Maximum | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	4.74%	[1]
Subordinated borrowings and bonds | Fixed Rate | Maximum | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	14.91%	[1]
Subordinated borrowings and bonds | Fixed Rate | Maximum | Denominated in Euro
Debt Instrument [Line Items]
Interest rates	4.98%	[1]
Subordinated borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Maturities, lower range	Apr. 2011	[2]
Maturities, upper range	Perpetual	[2]
Borrowings and bonds	3,536,156		3,627,819
Subordinated borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Maturities, lower range	Apr. 2014	[2]
Maturities, upper range	Perpetual	[2]
Borrowings and bonds	246,290		484,902
Subordinated borrowings and bonds | Fixed Rate | Denominated in Euro
Debt Instrument [Line Items]
Maturities, lower range	Perpetual	[2]
Maturities, upper range	Perpetual	[2]
Borrowings and bonds	59,588		63,324
Subordinated borrowings and bonds | Floating Rate | Minimum | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	0.49%	[1]
Subordinated borrowings and bonds | Floating Rate | Minimum | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	0.69%	[1]
Subordinated borrowings and bonds | Floating Rate | Maximum | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	3.99%	[1]
Subordinated borrowings and bonds | Floating Rate | Maximum | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	1.16%	[1]
Subordinated borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Maturities, lower range	Apr. 2011	[2]
Maturities, upper range	Perpetual	[2]
Borrowings and bonds	406,318		505,004
Subordinated borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Maturities, lower range	May 2016	[2]
Maturities, upper range	Jan. 2018	[2]
Borrowings and bonds	61,115		69,315
Subordinated borrowings and bonds | Floating Rate | Denominated in Euro
Debt Instrument [Line Items]
Borrowings and bonds			¥ 8,119

[1]	The interest rates shown are the range of contractual rates in effect at March 31, 2011.
[2]	Maturity information shown is the range of maturities at March 31, 2011.

Contractual Maturities of Long-term Debt (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Debt Instrument [Line Items]
2012	¥ 961,550
2013	872,224
2014	749,520
2015	1,090,918
2016	1,092,532
2017 and thereafter	4,186,752
Total	¥ 8,953,496	¥ 8,482,434

Other Assets and Liabilities (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Other assets:
Accounts receivable from brokers, dealers and customers for securities transactions	¥ 841,542	¥ 1,627,189
Collateral provided for derivative transactions	529,967	852,895
Financial Stabilization Funds	330,153	318,112
Security deposits	106,881	111,828
Miscellaneous receivables	84,861	60,115
Loans held for sale	10,411	45,072
Other	437,734	455,293
Total	2,341,549	3,470,504
Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	1,424,490	1,407,575
Guaranteed trust principal	578,283
Factoring amounts owed to customers	335,944	305,597
Collateral accepted for derivative transactions	322,960	539,515
Miscellaneous payables	249,487	463,077
Matured debentures	150,241	179,012
Unearned income	146,536	145,357
Accrued pension liability	102,392	29,748
Other	768,556	724,171
Total	¥ 4,078,889	¥ 3,794,052

Other Assets and Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 1997 Year
Financial Stabilization Funds, deposits during the period			¥ 359,017
Financial Stabilization Funds, expected maturity (in years)			15
Financial Stabilization Funds, carrying amount of the deposits	¥ 330,153	¥ 318,112

Composition of Preferred Stock (Detail) (JPY ¥) In Millions, except Share data	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Class of Stock [Line Items]
Aggregate amount	¥ 951,442		¥ 951,442		¥ 951,442
Number of shares Authorized	4,369,512,000		4,369,512,000		4,369,512,000
Number of shares Issued	951,442,000		951,442,000		951,442,000
Number of shares In treasury	5,656,647		9,397,093
Preferred stock
Class of Stock [Line Items]
Number of shares In treasury	497,866,000		415,471,000		2,801,000
Preferred stock | Eleventh series class XI preferred stock
Class of Stock [Line Items]
Number of shares In treasury	497,866,000	[1]	415,471,000	[1]	2,801,000	[1]
Eleventh series class XI preferred stock
Class of Stock [Line Items]
Aggregate amount	914,752	[1]	914,752	[1]	914,752	[1]
Number of shares Authorized	1,369,512,000	[1]	1,369,512,000	[1]	1,369,512,000	[1]
Number of shares Issued	914,752,000	[1]	914,752,000	[1]	914,752,000	[1]
Liquidation value per share	¥ 1,000	[1]	¥ 1,000	[1]	¥ 1,000	[1]
Convertible or not	Yes	[1]	Yes	[1]	Yes	[1]
Class XII preferred stock
Class of Stock [Line Items]
Number of shares Authorized	1,500,000,000		1,500,000,000		1,500,000,000
Convertible or not	-		-		-
Thirteenth series class XIII preferred stock
Class of Stock [Line Items]
Aggregate amount	¥ 36,690		¥ 36,690		¥ 36,690
Number of shares Authorized	1,500,000,000		1,500,000,000		1,500,000,000
Number of shares Issued	36,690,000		36,690,000		36,690,000
Liquidation value per share	¥ 1,000		¥ 1,000		¥ 1,000
Convertible or not	No		No		No

[1]	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

Material Terms and Conditions, Conversion of Eleventh Series Class XI Preferred Stock (Detail) (Eleventh series class XI preferred stock)	12 Months Ended
Mar. 31, 2011
Class of Stock [Line Items]
Conversion ratio	¥1,000/(conversion price), where the conversion price after adjustment is ¥284.90 on or after July 31, 2010; to be reset on July 1 of each year between 2011 and 2015 (each, a "Reset Date") as ¥1,000/(conversion price), where the conversion price is the lower of (x) the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the Tokyo Stock Exchange ("TSE") for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to the Reset Date and (y) the conversion price after adjustment effective as of the day before the relevant Reset Date, provided that the conversion price shall not be less than ¥284.90.	[1]
Minimum
Class of Stock [Line Items]
Conversion period	Jul 1, 2008	[1]
Maximum
Class of Stock [Line Items]
Conversion period	Jun 30, 2016	[1]

[1]	Subject to adjustment, where issuance or disposal by MHFG of common stock for a price below the "current market price", a stock split, issuance of securities convertible into common stock at a price below the "current market price" at the time of issuance thereof or determination of the conversion price thereof, merger or amalgamation, or a capital decrease or stock consolidation occurs and in certain other circumstances.

Material Terms and Conditions, Conversion of Eleventh Series Class XI Preferred Stock (Parenthetical) (Detail) (Eleventh series class XI preferred stock, JPY ¥)	Mar. 31, 2011
Eleventh series class XI preferred stock
Class of Stock [Line Items]
Conversion price, numerator	¥ 1,000
Conversion price, denominator	¥ 284.9

Material Terms and Conditions, Conversion of Eleventh Series Class XI Preferred Stock on the Day Following the End of the Conversion Period (Detail) (Eleventh series class XI preferred stock)	12 Months Ended
Mar. 31, 2011
Class of Stock [Line Items]
Conversion ratio	¥1,000/(conversion price), where the conversion price after adjustment is ¥284.90 on or after July 31, 2010; to be reset on July 1 of each year between 2011 and 2015 (each, a "Reset Date") as ¥1,000/(conversion price), where the conversion price is the lower of (x) the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the Tokyo Stock Exchange ("TSE") for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to the Reset Date and (y) the conversion price after adjustment effective as of the day before the relevant Reset Date, provided that the conversion price shall not be less than ¥284.90. [1]
Conversion on the day following the end of the conversion period
Class of Stock [Line Items]
Conversion date	Jul 1, 2016
Conversion ratio	¥1,000/(current market price), where the current market price is the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the TSE for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to July 1, 2016, provided that the current market price shall not be less than ¥284.90.

[1]	Subject to adjustment, where issuance or disposal by MHFG of common stock for a price below the "current market price", a stock split, issuance of securities convertible into common stock at a price below the "current market price" at the time of issuance thereof or determination of the conversion price thereof, merger or amalgamation, or a capital decrease or stock consolidation occurs and in certain other circumstances.

Material Terms and Conditions, Conversion of Eleventh Series Class XI Preferred Stock on the Day Following the End of the Conversion Period (Parenthetical) (Detail) (Eleventh series class XI preferred stock, JPY  ¥)
Mar. 31, 2011
Eleventh series class XI preferred stock
Class of Stock [Line Items]
Conversion price, numerator	¥ 1,000
Conversion price, denominator	¥ 284.9

Common Stock - Additional Information (Detail)	12 Months Ended
Mar. 31, 2011
Class of Stock [Line Items]
Description of allotment of shares or fractions of a share without consideration	On January 4, 2009, MHFG abolished the fractional share system and adopted the unit share system concurrently with the allotment of shares or fractions of a share without consideration. The allotment was made at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share. Therefore, as a result of the allotment, the number of shares has increased a thousandfold. The computations of basic and diluted earnings per common share are adjusted retroactively.
Common stock (Note 17):
Class of Stock [Line Items]
Description of allotment of shares or fractions of a share without consideration	On January 4, 2009, MHFG abolished the fractional share system and adopted the unit share system concurrently with the allotment of shares or fractions of a share without consideration. The allotment was made at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share. Therefore, as a result of the allotment, the number of shares has increased a thousandfold.

Changes in the Number of Shares and the Aggregate Amount of Preferred Stock (Detail) (JPY ¥) In Millions, except Share data	12 Months Ended																		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 Preferred stock	Mar. 31, 2010 Preferred stock	Mar. 31, 2009 Preferred stock	Mar. 31, 2011 Preferred stock Stock Issued	Mar. 31, 2010 Preferred stock Stock Issued	Mar. 31, 2009 Preferred stock Stock Issued	Mar. 31, 2011 Preferred stock Stock Issued Eleventh series class XI preferred stock		Mar. 31, 2010 Preferred stock Stock Issued Eleventh series class XI preferred stock		Mar. 31, 2009 Preferred stock Stock Issued Eleventh series class XI preferred stock		Mar. 31, 2011 Preferred stock Stock Issued Thirteenth series class XIII preferred stock	Mar. 31, 2010 Preferred stock Stock Issued Thirteenth series class XIII preferred stock	Mar. 31, 2008 Preferred stock Stock Issued Thirteenth series class XIII preferred stock	Mar. 31, 2011 Preferred stock Eleventh series class XI preferred stock		Mar. 31, 2010 Preferred stock Eleventh series class XI preferred stock		Mar. 31, 2009 Preferred stock Eleventh series class XI preferred stock		Mar. 31, 2011 Preferred stock Thirteenth series class XIII preferred stock	Mar. 31, 2010 Preferred stock Thirteenth series class XIII preferred stock	Mar. 31, 2009 Preferred stock Thirteenth series class XIII preferred stock
Class of Stock [Line Items]
Issued at beginning of year				951,442,000	951,442,000	980,430													914,752,000	[1]	914,752,000	[1]	943,740	[1]	36,690,000	36,690,000	36,690
Net change																				[1]
Cancelled			(276,500)			(28,988)																[1]	(28,988)	[1]
Allotment	391,000,000	195,600,000				950,490,558																	913,837,248	[1]			36,653,310
Issued at end of year				951,442,000	951,442,000	951,442,000													914,752,000	[1]	914,752,000	[1]	914,752,000	[1]	36,690,000	36,690,000	36,690,000
Balance at beginning of fiscal year	¥ 3,332,018	¥ 1,037,180		¥ 535,971	¥ 948,641	¥ 980,430	¥ 951,442	¥ 951,442	¥ 980,430	¥ 914,752	[1]	¥ 914,752	[1]	¥ 943,740	[1]	¥ 36,690	¥ 36,690	¥ 36,690
Net change				(82,395)	(412,670)	(31,789)					[1]		[1]
Cancelled									(28,988)					(28,988)	[1]
Balance at end of fiscal year	¥ 4,035,356	¥ 3,332,018	¥ 1,037,180	¥ 453,576	¥ 535,971	¥ 948,641	¥ 951,442	¥ 951,442	¥ 951,442	¥ 914,752	[1]	¥ 914,752	[1]	¥ 914,752	[1]	¥ 36,690	¥ 36,690	¥ 36,690

[1]	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

Preferred Stock - Additional Information (Detail)	12 Months Ended
Mar. 31, 2011
Class of Stock [Line Items]
Description of allotment of shares or fractions of a share without consideration	On January 4, 2009, MHFG abolished the fractional share system and adopted the unit share system concurrently with the allotment of shares or fractions of a share without consideration. The allotment was made at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share. Therefore, as a result of the allotment, the number of shares has increased a thousandfold. The computations of basic and diluted earnings per common share are adjusted retroactively.
Preferred stock
Class of Stock [Line Items]
Description of allotment of shares or fractions of a share without consideration	On January 4, 2009, MHFG abolished the fractional share system and adopted the unit share system concurrently with the allotment of shares or fractions of a share without consideration. The allotment was made at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share. Therefore, as a result of the allotment, the number of shares has increased a thousandfold.
Thirteenth series class XIII preferred stock
Class of Stock [Line Items]
Description of call features of preferred stock	Thirteenth series class XIII preferred stock is callable (in full or in part) at the option of the issuer after April 1, 2013. Call price is the sum of the liquidation value per share and the accrued dividend.

Changes in the Number of Issued Shares of Common Stock (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Class of Stock [Line Items]
Balance at beginning of fiscal year	15,494,397,690	11,178,940,660	11,396,255
Issuance of new shares of common stock by conversion of Eleventh series class XI preferred stock	287,787,630	1,315,457,030	59,186
Issuance of new shares of common stock by public offering	5,609,000,000	2,804,400,000
Issuance of new shares of common stock by way of third-party allotment	391,000,000	195,600,000
Cancellation of common stock			(276,500)
Allotment of common stock			11,167,761,719
Balance at end of fiscal year	21,782,185,320	15,494,397,690	11,178,940,660

Dividends - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Capital stock	¥ 2,181,375
Capital surplus	1,025,652
Retained earnings	1,441,554
Maximum amount available for dividends under Company Law and the Banking Law	1,434,007
Minimum Tier 1 capital ratio required for capital adequacy purposes	4.00%
Description of dividend payment restrictions	In making a distribution of retained earnings, an entity must set aside in its legal reserve an amount equal to one-tenth of the amount of retained earnings so distributed, until its legal reserve reaches to one-quarter of its capital stock.
Percentage of retained earnings set aside for legal reserve	10.00%
Japan Gaap Legal Reserve
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Legal reserve	1,030,002
Japan Gaap Legal Reserve | Japan Gaap Additional Paid-in Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Legal reserve	1,025,652
Japan Gaap Legal Reserve | Japan Gaap Retained Earnings
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Legal reserve	¥ 4,350

Dividends on Preferred Stock and Common Stock (Detail) (JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Japan Gaap Dividends Payable [Line Items]
Cash dividends In aggregate	¥ 134,966	[1]	¥ 131,016	[1]	¥ 133,898	[1]
Eleventh series class XI preferred stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share	¥ 20		¥ 20		¥ 20	[2]
Cash dividends In aggregate	9,985	[1]	18,239	[1]	18,875	[1]
Thirteenth series class XIII preferred stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share	¥ 30		¥ 30		¥ 30	[2]
Cash dividends In aggregate	1,101	[1]	1,101	[1]	1,101	[1]
Common stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share	¥ 8		¥ 10		¥ 10	[2]
Cash dividends In aggregate	¥ 123,880	[1]	¥ 111,676	[1]	¥ 113,922	[1]

[1]	Dividends paid on treasury stock are excluded.
[2]	An allotment of shares or fractions of a share without consideration was made to all shareholders and holders of fractional shares at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share, effective on January 4, 2009. Dividends per share for the fiscal year ended March 31, 2009 have been adjusted retroactively to reflect the allotment.

Dividends on Preferred Stock and Common Stock (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2011
Japan Gaap Dividends Payable [Line Items]
Description of allotment of shares or fractions of a share without consideration	An allotment of shares or fractions of a share without consideration was made to all shareholders and holders of fractional shares at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share, effective on January 4, 2009.

Regulatory Matters - Additional Information (Detail)	12 Months Ended
Mar. 31, 2011
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum capital adequacy ratio	120.00%
Description of regulatory actions for not maintaining the minimum capital ratio concerning securities subsidiaries	A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of 100% or less may lead to a temporary suspension of all or part of the business operations and cancellation of the license to act as a securities broker and dealer.
Description of risk based capital requirement and limitations	Tier 2 capital generally consists of: general reserve for possible losses on loans, equaling the sum of (i) the excess of the amount of qualified reserves over the amount of expected losses and (ii) the amount of general reserves calculated based on the standardized approach; 45% of each of the unrealized gains on “other securities” and the unrealized appreciation in the value of land; the balance of subordinated perpetual debt; and the balance of subordinated term debt with an original maturity of over five years and preferred term shares up to 50% of Tier 1 capital. Tier 2 capital may be included in a bank’s risk-based capital up to the amount equivalent to Tier 1 capital, less Tier 3 capital if market risk is taken into account in the capital adequacy ratio calculation. Tier 3 capital consists of the balance of subordinated term debt with original maturity of at least two years. Tier 3 capital may be included in total risk-based capital subject to certain conditions, depending on the measure for market risk equivalent and the amount of Tier 1 capital.
Domestic banks with only domestic operations
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum capital adequacy ratio	4.00%
Basel I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum capital adequacy ratio	8.00%

Capital Adequacy Ratios of MHFG, MHCB, MHBK, and MHTB (Detail) (JPY ¥)	Mar. 31, 2011	Mar. 31, 2010
Total risk-based capital:
Actual	¥ 2,181,375,000,000
Tier 1 capital:
Required	4.00%
Total risk-based capital:
Required	120.00%
Mizuho Trust & Banking Company Limited | Consolidated
Tier 1 capital:
Required	98,000,000,000	112,000,000,000
Actual	297,000,000,000	281,000,000,000
Total risk-based capital:
Required	196,000,000,000	223,000,000,000
Actual	400,000,000,000	439,000,000,000
Tier 1 capital:
Required	4.00%	4.00%
Actual	12.11%	10.07%
Total risk-based capital:
Required	8.00%	8.00%
Actual	16.34%	15.73%
Consolidated | Mizuho Financial Group Inc
Tier 1 capital:
Required	2,068,000,000,000	2,275,000,000,000
Actual	6,170,000,000,000	5,173,000,000,000
Total risk-based capital:
Required	4,136,000,000,000	4,549,000,000,000
Actual	7,911,000,000,000	7,658,000,000,000
Tier 1 capital:
Required	4.00%	4.00%
Actual	11.93%	9.09%
Total risk-based capital:
Required	8.00%	8.00%
Actual	15.30%	13.46%
Consolidated | Mizuho Corporate Bank Limited
Tier 1 capital:
Required	1,125,000,000,000	1,245,000,000,000
Actual	4,529,000,000,000	3,914,000,000,000
Total risk-based capital:
Required	2,250,000,000,000	2,490,000,000,000
Actual	5,287,000,000,000	4,983,000,000,000
Tier 1 capital:
Required	4.00%	4.00%
Actual	16.10%	12.57%
Total risk-based capital:
Required	8.00%	8.00%
Actual	18.80%	16.00%
Consolidated | Mizuho Bank Limited
Tier 1 capital:
Required	457,000,000,000	482,000,000,000
Actual	2,375,000,000,000	1,866,000,000,000
Total risk-based capital:
Required	915,000,000,000	964,000,000,000
Actual	3,411,000,000,000	3,105,000,000,000
Tier 1 capital:
Required	2.00%	2.00%
Actual	10.38%	7.74%
Total risk-based capital:
Required	4.00%	4.00%
Actual	14.91%	12.88%
Mizuho Trust & Banking Company Limited | Non-consolidated
Tier 1 capital:
Required	96,000,000,000	110,000,000,000
Actual	296,000,000,000	280,000,000,000
Total risk-based capital:
Required	193,000,000,000	219,000,000,000
Actual	399,000,000,000	437,000,000,000
Tier 1 capital:
Required	4.00%	4.00%
Actual	12.28%	10.21%
Total risk-based capital:
Required	8.00%	8.00%
Actual	16.54%	15.97%
Non-consolidated | Mizuho Corporate Bank Limited
Tier 1 capital:
Required	1,025,000,000,000	1,111,000,000,000
Actual	4,054,000,000,000	3,330,000,000,000
Total risk-based capital:
Required	2,049,000,000,000	2,221,000,000,000
Actual	5,212,000,000,000	4,908,000,000,000
Tier 1 capital:
Required	4.00%	4.00%
Actual	15.82%	11.99%
Total risk-based capital:
Required	8.00%	8.00%
Actual	20.34%	17.68%
Non-consolidated | Mizuho Bank Limited
Tier 1 capital:
Required	442,000,000,000	466,000,000,000
Actual	2,329,000,000,000	1,825,000,000,000
Total risk-based capital:
Required	884,000,000,000	931,000,000,000
Actual	¥ 3,318,000,000,000	¥ 3,021,000,000,000
Tier 1 capital:
Required	2.00%	2.00%
Actual	10.54%	7.83%
Total risk-based capital:
Required	4.00%	4.00%
Actual	15.02%	12.97%

Earnings per Common Share - Additional Information (Detail)	12 Months Ended
Mar. 31, 2011
Class of Stock [Line Items]
Description of allotment of shares or fractions of a share without consideration	On January 4, 2009, MHFG abolished the fractional share system and adopted the unit share system concurrently with the allotment of shares or fractions of a share without consideration. The allotment was made at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share. Therefore, as a result of the allotment, the number of shares has increased a thousandfold. The computations of basic and diluted earnings per common share are adjusted retroactively.

Computation of Basic and Diluted Earnings per Common Share (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Net income (loss):
Net income (loss) attributable to MHFG shareholders	¥ 412,669		¥ 999,689		¥ (1,058,447)
Less: Net income (loss) attributable to preferred shareholders	9,438		11,086		19,340
Net income (loss) attributable to common shareholders	403,231		988,603		(1,077,787)
Effect of dilutive securities:
Convertible preferred stock	8,337		9,986			[1]
Stock compensation-type stock options	(19)		(25)
Net income (loss) attributable to common shareholders after assumed conversions	¥ 411,549		¥ 998,564		¥ (1,077,787)
Shares:
Weighted average common shares outstanding	19,722,818		14,013,058		11,231,269
Effect of dilutive securities:
Convertible preferred stock	1,682,139	[2]	2,181,091	[2]		[1]
Stock compensation-type stock options	10,152		6,663
Weighted average common shares after assumed conversions	21,415,109		16,200,812		11,231,269
Amounts per common share:
Basic net income (loss) per common share	¥ 20.44		¥ 70.55		¥ (95.96)
Diluted net income (loss) per common share	¥ 19.22		¥ 61.64		¥ (95.96)

[1]	For the fiscal year ended March 31, 2009, the computation of diluted earnings per common share did not assume conversion of convertible preferred stock, as the effect of such conversion would be anti-dilutive due to the net loss.
[2]	For the fiscal years ended March 31, 2010 and 2011, the number of the dilutive common shares is based on the applicable conversion prices.

Components of Income Tax Expense (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Current:
Domestic	¥ 6,951	¥ 10,975	¥ 10,013
Foreign	11,412	6,138	40,773
Total current tax expense	18,363	17,113	50,786
Deferred:
Domestic	174,667	(378,678)	709,625
Foreign	197	1,370	1,497
Total deferred tax expense	174,864	(377,308)	711,122
Income tax expense	¥ 193,227	¥ (360,195)	¥ 761,908

Tax Effects of Items Recorded Directly in Shareholders' Equity (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Unrealized net gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ (131,416)		¥ 361,234		¥ (660,961)
Less: reclassification adjustments	(32,473)	[1]	(54,757)	[1]	142,606	[1]
Total	(163,889)		306,477		(518,355)
Pension liability adjustments:
Unrealized gains (losses)	(42,090)		9,051		(65,728)
Less: reclassification adjustments	6,206		14,481		2,715
Total	(35,884)		23,532		(63,013)
Total tax effect before allocation to noncontrolling interests	¥ (199,773)		¥ 330,009		¥ (581,368)

[1]	The amount for the fiscal year ended March 31, 2011 is presented based on the balance of AOCI at the point of its realization into earnings. The amounts for the fiscal years ended March 31, 2009 and 2010, which were previously presented based on the beginning balances of AOCI, are presented in the same manner to conform to the current year presentation.

Reconciliation of Income Tax Expense at the Effective Statutory Tax Rate to Actual Income Tax Expense (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Income (loss) before income tax expense	¥ 611,357	¥ 686,455	¥ (358,094)
Effective statutory tax rate	40.69%	40.69%	40.69%
Income tax calculated at the statutory tax rate	248,761	279,319	(145,709)
Income not subject to tax	(17,334)	(23,207)	(15,658)
Expenses not deductible for tax purposes	1,517	1,496	1,823
Tax rate differentials of subsidiaries	3,288	650	(11,923)
Change in valuation allowance	(135,867)	(1,104,610)	1,256,799
Change in undistributed earnings of subsidiaries	10,724	10,384	(19,706)
Change in net operating loss carryforwards resulting from intercompany capital transactions	1,484	(1,400)	(351,991)
Expiration of net operating loss carryforwards	76,903	481,805	15,915
Business combination (Note 3)		(38,721)
Other	3,751	34,089	32,358
Income tax expense	¥ 193,227	¥ (360,195)	¥ 761,908

Components of Net Deferred Tax Assets (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Deferred tax assets:
Investments	¥ 1,096,761	¥ 1,155,141
Allowance for loan losses	416,785	487,488
Trading account assets	92,192	74,713
Prepaid pension cost and accrued pension liabilities	71,690	40,688
Financial Stabilization Funds	11,729	16,615
Premises and equipment	6,757	15,062
Undistributed earnings of subsidiaries		4,799
Net operating loss carryforwards	1,790,354	1,996,444
Other	302,407	300,133
Deferred Tax Assets, Gross, Total	3,788,675	4,091,083
Valuation allowance	(2,478,130)	(2,603,292)
Deferred tax assets, net of valuation allowance	1,310,545	1,487,791
Deferred tax liabilities:
Available-for-sale securities	354,710	550,640
Derivative financial instruments	32,172	43,447
Undistributed earnings of subsidiaries	5,925
Other	76,121	79,252
Deferred tax liabilities	468,928	673,339
Net deferred tax assets	¥ 841,617	¥ 814,452

Income Taxes - Additional Information (Detail) (JPY ¥)	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 4,501,000,000,000
Unrecognized tax benefits, Interest and penalties	651,000,000	602,000,000
Unrecognized tax benefits	1,829,000,000	4,193,000,000	11,639,000,000
Unrecognized tax benefits that, if recognized, would affect the Group's effective tax rate	1,829,000,000	2,596,000,000
Parent Company
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 3,512,000,000,000

Net Operating Losses Carryforwards by Expiration Date (Detail) (JPY ¥) In Billions	Mar. 31, 2011
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 4,501
One year or less
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	519
More than One and within Two Years from Balance Sheet Date
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	2,691
More than Two and within Three Years from Balance Sheet Date
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	16
More than Three and within Four Years from Balance Sheet Date
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	6
More than Four and within Five Years from Balance Sheet Date
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	897
After five years
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 372

Roll-Forward of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Income Tax Contingency [Line Items]
Total unrecognized tax benefits at beginning of fiscal year	¥ 4,193	¥ 11,639
Gross amount of increases related to positions taken during prior years	117	3,394
Gross amount of increases related to positions taken during the current year	20
Amount of decreases related to settlements	(2,218)	(10,306)
Foreign exchange adjustments	(283)	(534)
Total unrecognized tax benefits at end of fiscal year	¥ 1,829	¥ 4,193

Pension and Other Employee Benefit Plans - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans, costs recognized for contributions to the plans	¥ 3,601,000,000	¥ 3,391,000,000	¥ 1,987,000,000
Amounts in accumulated other comprehensive income (loss) expected to be amortized as prior service cost or benefit over the next fiscal year	318,000,000
Amounts in accumulated other comprehensive income (loss) expected to be amortized as actuarial loss over the next fiscal year	25,594,000,000
Fair value amount of Level 3 assets	1,226,058,000,000	1,276,783,000,000	1,005,422,000,000
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value amount of Level 3 assets	1,000,000,000	1,000,000,000
Level 3 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value amount of Level 3 assets	1,000,000,000	1,000,000,000
Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value amount of Level 3 assets	1,000,000,000	1,000,000,000
Pension plans defined benefit
Defined Benefit Plan Disclosure [Line Items]
Pension plan, contribution expected to be paid to the pension plans in the next fiscal year	¥ 49,000,000,000

Net Periodic Benefit Cost of the Severance Indemnities and Pension Plans, Net of Contributions Made by Employees (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	¥ 27,761	¥ 27,342	¥ 23,668
Interest costs on projected benefit obligation	25,182	25,062	25,192
Expected return on plan assets	(40,209)	(15,120)	(52,273)
Amortization of prior service benefit	(319)	(318)	(375)
Amortization of net actuarial loss (gain)	15,532	36,483	6,297
Special termination benefits	4,222	4,387	7,440
Loss on settlement			1,791
Gain on curtailment			(748)
Net periodic benefit cost	¥ 32,169	¥ 77,836	¥ 10,992

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Before-tax (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	¥ (130,169)	¥ 196,508
Amortization of net actuarial loss (gain)	15,532	36,483
Amortization of prior service benefit	(319)	(318)
Total recognized in other comprehensive income (loss) before-tax	¥ (114,956)	¥ 232,673

Weighted-average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	1.83%	1.93%	1.93%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	1.93%	1.93%	1.99%
Expected rates of return on plan assets	3.10%	1.49%	3.92%
Minimum
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Rates of increase in future compensation level	2.28%	2.13%	1.93%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Rates of increase in future compensation level	2.13%	1.93%	1.61%
Maximum
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Rates of increase in future compensation level	6.15%	6.12%	6.27%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Rates of increase in future compensation level	6.12%	6.27%	5.62%

Combined Funded Status and Amounts Recognized in the Accompanying Consolidated Balance Sheets (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥ 1,306,349	[1]	¥ 1,256,538
Service cost	27,761		27,342
Interest cost	25,182		25,062
Plan participants' contributions	1,196		1,200
Business combination			45,586	[2]
Actuarial loss (gain)	33,171		13,494
Foreign currency exchange rate changes	(1,112)		(19)
Benefits paid	(46,461)		(45,442)
Lump-sum payments	(17,770)		(17,412)
Benefit obligation at end of fiscal year	1,328,316	[1]	1,306,349	[1]
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,276,783		1,005,422
Actual return (negative return) on plan assets	(56,880)		225,154
Foreign currency exchange rate changes	(829)		(58)
Business combination			35,216	[2]
Employer contributions	52,249		55,291
Plan participants' contributions	1,196		1,200
Benefits paid	(46,461)		(45,442)
Fair value of plan assets at end of fiscal year	1,226,058		1,276,783
Funded status	(102,258)		(29,566)
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	134		182
Accrued pension liability	(102,392)		(29,748)
Net amount recognized	(102,258)		(29,566)
Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefit	1,979		2,298
Net actuarial gain (loss)	(407,974)		(293,337)
Net amount recognized	¥ (405,995)		¥ (291,039)

[1]	The aggregated accumulated benefit obligations of these plans were ¥1,280,344 million and ¥1,301,798 million, respectively, as of March 31, 2010 and 2011. The defined benefit plans generally employ a multi-variable and non-linear formula based upon compensation at the time of severance, rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.
[2]	Business combination represents the effect of merger of MHSC and Shinko.

Combined Funded Status and Amounts Recognized in the Accompanying Consolidated Balance Sheets (Parenthetical) (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 1,301,798	¥ 1,280,344
Description of requirements for lump-sum severance indemnities	Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.

Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	¥ 1,327,682	¥ 1,303,701
Fair value of plan assets	1,225,290	1,273,953
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	1,301,163	82,742
Fair value of plan assets	¥ 1,225,290	¥ 59,194

Target Allocation for the Plan Assets Excluding those of the Employee Retirement Benefit Trusts (Detail)	12 Months Ended
Mar. 31, 2011
Asset category
General account of life insurance companies	14.00%
Total	100.00%
Japan
Asset category
Equity securities	16.00%
Debt securities	34.00%
Foreign
Asset category
Equity securities	16.00%
Debt securities	20.00%

Fair Value of Plan Assets, by Asset Category (Detail) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 1,226,058		¥ 1,276,783		¥ 1,005,422
Debt securities | Level 1 | Japan | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	161,000		117,000
Debt securities | Foreign | Level 1 | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	60,000		74,000
Equity securities | Foreign | Level 1 | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	46,000		48,000
Equity securities | Level 1 | Japan | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	533,000	[1]	606,000	[1]
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	870,000		890,000
Level 1 | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	70,000	[2]	45,000	[2]
Debt securities | Level 2 | Japan | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	40,000	[3]	37,000	[3]
Debt securities | Level 2 | Japan | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	8,000		28,000
Debt securities | Foreign | Level 2 | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	48,000	[3]	54,000	[3]
Debt securities | Foreign | Level 2 | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	5,000		6,000
Debt securities | Foreign | Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	13,000		17,000
Equity securities | Foreign | Level 2 | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	71,000	[3]	83,000	[3]
Equity securities | Level 2 | Japan | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	67,000	[3]	65,000	[3]
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	355,000		386,000
Level 2 | General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	105,000	[4]	102,000	[4]
Level 2 | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	(2,000)	[5]	(6,000)	[5]
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,000		1,000
Level 3 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,000		1,000
Debt securities | Japan | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	40,000	[3]	37,000	[3]
Debt securities | Japan | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	161,000		117,000
Debt securities | Japan | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	8,000		28,000
Equity securities | Japan | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	533,000	[1]	606,000	[1]
Equity securities | Japan | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	67,000	[3]	65,000	[3]
Debt securities | Foreign | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	48,000	[3]	54,000	[3]
Debt securities | Foreign | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	65,000		80,000
Debt securities | Foreign | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	13,000		17,000
Equity securities | Foreign | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	46,000		48,000
Equity securities | Foreign | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	71,000	[3]	83,000	[3]
General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	105,000	[4]	102,000	[4]
Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,000		1,000
Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 68,000		¥ 39,000

[1]	This class includes equity securities held in the employee retirement benefit trusts of ¥575 billion and ¥504 billion at March 31, 2010 and 2011, respectively, which are well-diversified across industries.
[2]	Amounts primarily include cash and short-term assets carried at fair value.
[3]	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at their net asset values per share and can be redeemable within short-term period upon request.
[4]	Investments in this class are measured at conversion value.
[5]	Amounts primarily include foreign exchange contracts carried at fair value.

Fair Value of Plan Assets, by Asset Category (Parenthetical) (Detail) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	¥ 1,226,058		¥ 1,276,783		¥ 1,005,422
Equity securities | Japan | Trust for Benefit of Employees | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	504,000		575,000
Equity securities | Japan | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	¥ 533,000	[1]	¥ 606,000	[1]

[1]	This class includes equity securities held in the employee retirement benefit trusts of ¥575 billion and ¥504 billion at March 31, 2010 and 2011, respectively, which are well-diversified across industries.

Forecasted Benefit Payments Including the Effect of Expected Future Service (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
2012	¥ 62,219
2013	64,229
2014	66,626
2015	68,668
2016	70,764
2017-2021	¥ 359,932

Stock-based Compensation - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation plan, shares of common stock to be issued or transferred upon exercise of each of the stock acquisition rights	1,000
Stock-based compensation plan, exercise price per share	¥ 1
Stock-based compensation plan, contractual term (in years)	20
Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation plan, exercise price per share	¥ 1
Stock-based compensation plan, weighted-average grant-date fair value	¥ 119,520	¥ 168,690
Stock-based compensation plan, compensation cost recognized in income	¥ 814	¥ 984	¥ 1,033
Mizuho Trust & Banking Company Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation plan, weighted-average grant-date fair value	¥ 70,030	¥ 110,000
Stock-based compensation plan, compensation cost recognized in income	181	192	155
Mizuho Securities Company Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation plan, weighted-average grant-date fair value	¥ 190,280	¥ 306,210
Stock-based compensation plan, compensation cost recognized in income	¥ 373	¥ 372

Summary of the Stock-based Compensation Plan (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2011 Year
Weighted-average exercise price
Exercisable at end of fiscal year	¥ 1
Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited
Number of shares
Outstanding at beginning of fiscal year	9,290,000
Granted during fiscal year	6,808,000
Exercised during fiscal year	3,760,000
Outstanding at end of fiscal year	12,338,000
Exercisable at end of fiscal year	266,000
Weighted-average exercise price
Outstanding at beginning of fiscal year	¥ 1
Granted during fiscal year	¥ 1
Exercised during fiscal year	¥ 1
Outstanding at end of fiscal year	¥ 1
Exercisable at end of fiscal year	¥ 1
Weighted-average remaining contractual term
Outstanding at end of fiscal year	18.91
Exercisable at end of fiscal year	18.96
Aggregate intrinsic value
Outstanding at end of fiscal year	¥ 1,690
Exercisable at end of fiscal year	36
Mizuho Trust & Banking Company Limited
Number of shares
Outstanding at beginning of fiscal year	2,824,000
Granted during fiscal year	2,586,000
Exercised during fiscal year	846,000
Outstanding at end of fiscal year	4,564,000
Weighted-average exercise price
Outstanding at beginning of fiscal year	¥ 1
Granted during fiscal year	¥ 1
Exercised during fiscal year	¥ 1
Outstanding at end of fiscal year	¥ 1
Weighted-average remaining contractual term
Outstanding at end of fiscal year	18.78
Aggregate intrinsic value
Outstanding at end of fiscal year	338
Mizuho Securities Company Limited
Number of shares
Outstanding at beginning of fiscal year	1,199,000
Granted during fiscal year	1,972,000
Exercised during fiscal year	536,000
Forfeited during fiscal year	14,000
Outstanding at end of fiscal year	2,621,000
Weighted-average exercise price
Outstanding at beginning of fiscal year	¥ 1
Granted during fiscal year	¥ 1
Exercised during fiscal year	¥ 1
Forfeited during fiscal year	¥ 1
Outstanding at end of fiscal year	¥ 1
Weighted-average remaining contractual term
Outstanding at end of fiscal year	19.03
Aggregate intrinsic value
Outstanding at end of fiscal year	¥ 577

Assumptions to Estimate the Fair Value of Stock Acquisition Rights on the Date of Grant Used in the Black-Scholes Option Pricing (Detail)	12 Months Ended
	Mar. 31, 2011 Year	Mar. 31, 2010 Year
Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.13%	0.22%
Expected volatility	59.55%	67.18%
Expected remaining term (in years)	2	1.86
Expected dividend yield	4.55%	4.35%
Mizuho Trust & Banking Company Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.15%	0.23%
Expected volatility	47.67%	49.14%
Expected remaining term (in years)	2	1.84
Expected dividend yield	1.37%	0.00%
Mizuho Securities Company Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.18%	0.38%
Expected volatility	50.47%	51.64%
Expected remaining term (in years)	3.27	3.03
Expected dividend yield	2.42%	1.55%

Notional and Fair Value Amounts of Derivative Instruments Outstanding (Detail) (JPY ¥) In Billions	Mar. 31, 2011		Mar. 31, 2010
Derivatives, Fair Value [Line Items]
Notional amount	¥ 946,922	[1]	¥ 976,177	[1]
Foreign exchange contracts | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative payables	1	[2]	6	[2]
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative payables	1	[2]	6	[2]
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	13,126	[2]	16,041	[2]
Fair value of derivative payables	12,281	[2]	15,282	[2]
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	9,964	[2]	12,187	[2]
Fair value of derivative payables	9,541	[2]	11,738	[2]
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	2,845	[2]	3,457	[2]
Fair value of derivative payables	2,464	[2]	3,168	[2]
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	154	[2]	158	[2]
Fair value of derivative payables	150	[2]	171	[2]
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	59	[2]	116	[2]
Fair value of derivative payables	39	[2]	104	[2]
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	104	[2]	123	[2]
Fair value of derivative payables	87	[2]	101	[2]
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	854,186	[1]	882,799	[1]
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	79,757	[1]	79,510	[1]
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	3,242	[1]	2,653	[1]
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	8,934	[1]	10,204	[1]
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	¥ 803	[1]	¥ 1,011	[1]

[1]	Notional amount represents the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Derivative Financial Instruments - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2009	Mar. 31, 2011	Mar. 31, 2010
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets		¥ 529,967,000,000	¥ 852,895,000,000
Cash collateral accepted and not offset against derivative positions and included in Other liabilities		322,960,000,000	539,515,000,000
Net loss excluded from assessment of effectiveness	8,849,000,000
Accumulated other comprehensive income (loss), net gain in foreign currency translation adjustment	87,176,000,000
Aggregate fair value derivative instruments with credit-risk-related contingent features in liability positions		1,501,000,000,000	2,170,000,000,000
Collateral provided to counterparties in normal course of business		1,102,000,000,000	1,736,000,000,000
Amount immediately required to settle if credit-risk-related contingent features were triggered		¥ 399,000,000,000	¥ 434,000,000,000

Gains and Losses Information Related to Fair Value Hedges (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	¥ (1,784)	¥ (14,200)
Gains (losses) recorded in income- Hedged items	1,589	13,771
Gains (losses) recorded in income- Hedged ineffectiveness
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	(195)	(429)
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	(1,784)	(14,200)
Gains (losses) recorded in income- Hedged items	1,589	13,771
Gains (losses) recorded in income- Hedged ineffectiveness
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	¥ (195)	¥ (429)

Gains and Losses Information Related to Net Investment Hedges (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	¥ 43,740	¥ (4,489)
Ineffective portion recorded in income	5,168
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	43,740	(4,489)
Ineffective portion recorded in income	¥ 5,168

Gains and Losses Information Related to Net Investment Hedges (Parenthetical) (Detail) (Financial instruments hedging foreign exchange risk, JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income (loss) reclassified to earnings	¥ (1,144)	¥ 0

Gains and Losses on Derivatives Not Designated or Qualifying as Hedges (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ 142,664		¥ 105,102
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	250,222	[1]	115,416	[1]
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(105,504)		111,845
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	11,223		(22,841)
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(15,220)	[2]	(97,215)	[2]
Other contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ 1,943		¥ (2,103)

[1]	The net gain (loss) excluded from assessment of effectiveness for fair value hedges is not included in the above table.
[2]	The amounts include the net loss of ¥90,642 million and ¥8,207 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2010 and 2011, respectively.

Gains and Losses on Derivatives Not Designated or Qualifying as Hedges (Parenthetical) (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ 142,664		¥ 105,102
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(15,220)	[1]	(97,215)	[1]
Credit-related contracts | Loans related to credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ (8,207)		¥ (90,642)		¥ 75,200

[1]	The amounts include the net loss of ¥90,642 million and ¥8,207 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2010 and 2011, respectively.

Notional and Fair Value Amounts of Credit Derivatives (Detail) (JPY ¥) In Billions	Mar. 31, 2011	Mar. 31, 2010
Credit Derivatives [Line Items]
Notional amount	¥ 4,444	¥ 4,854
Fair value	6	(56)
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	2,509	2,630
Fair value		(12)
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	1,935	2,224
Fair value	6	(44)
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	4,520	5,363
Fair value	¥ 15	¥ 68

Maximum Potential Amount of Future Payment for Credit Protection Written by Expiration Period (Detail) (JPY ¥) In Billions	Mar. 31, 2011	Mar. 31, 2010
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 4,444	¥ 4,854
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	1,212	790
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	3,024	3,729
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 208	¥ 335

Commitments and Contingencies - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2011 Year	Mar. 31, 2010	Mar. 31, 2009
Commitments and Contingencies Disclosure [Line Items]
Carrying amount of guarantees and similar obligations	¥ 15,000,000,000	¥ 15,000,000,000
Total rental expense	102,455,000,000	106,177,000,000	104,605,000,000
Sale Leaseback transactions accounted as an operating leases, minimum lease back periods	5
Sale Leaseback transactions accounted as an operating leases, maximum lease back periods	10
Sale Leaseback transactions accounted as an operating leases, total lease payment for the whole period	214,690,000,000		210,779,000,000
Sale Leaseback transactions accounted as an operating leases, future minimum lease payments	39,421,000,000	54,735,000,000	69,947,000,000
Off-balance Sheet instruments
Commitments and Contingencies Disclosure [Line Items]
Allowance for losses on off-balance-sheet instruments	¥ 112,000,000,000	¥ 108,000,000,000

Maximum Exposure or Notional Amounts Under Guarantee Contracts (Detail) (JPY ¥) In Billions	Mar. 31, 2011	Mar. 31, 2010
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 3,001	¥ 3,201
One year or less | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	886	872
One year or less | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	136	104
One year or less | Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	4	5
One year or less | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	602	641
One year or less | Guarantees for the repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount		198
One year or less | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	7,982	8,351
One year or less | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	11,386	21,586
After one year through five years | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	559	593
After one year through five years | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	53	69
After one year through five years | Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	6	11
After one year through five years | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	192	185
After one year through five years | Guarantees for the repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	181	282
After one year through five years | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	51	43
After one year through five years | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	16,048	17,400
After five years | Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	135	114
After five years | Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	350	566
After five years | Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	78	41
After five years | Guarantees for the repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	68	452
After five years | Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	111	135
After five years | Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	3,133	4,088
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	1,580	1,579
Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	539	739
Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	10	16
Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	872	867
Guarantees for the repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	249	932
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	8,144	8,529
Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 30,567	¥ 43,074

Maximum Potential Amount of Future Payments of Performance Guarantees, Guarantees on Loans, Guarantees on Securities and Other Guarantees Classified Based on Internal Ratings (Detail) (JPY  ¥)
In Billions	Mar. 31, 2011	Mar. 31, 2010
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 3,001	¥ 3,201
Investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	1,760	1,715
Non-investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 1,241	¥ 1,486

Contractual Amounts With Regard to Undrawn Commitments (Detail) (JPY ¥) In Billions	Mar. 31, 2011		Mar. 31, 2010
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments	¥ 50,901		¥ 49,170
Commitments to extend credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments	50,436	[1]	48,778	[1]
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments	¥ 465		¥ 392

[1]	Commitments to extend credit include commitments to invest in securities.

Future Minimum Rental Commitments for Noncancelable Leases (Detail) (Noncancelable Lease, JPY ¥) In Millions	Mar. 31, 2011
Noncancelable Lease
Capitalized leases
2012	¥ 6,388
2013	5,045
2014	3,771
2015	2,842
2016	2,275
2017 and thereafter	5,134
Total minimum lease payments	25,455
Amount representing interest	1,661
Present value of minimum lease payments	23,794
Operating leases
2012	35,373
2013	29,570
2014	27,003
2015	9,669
2016	6,253
2017 and thereafter	17,533
Total minimum lease payments	¥ 125,401

Noncontrolling Interests in Consolidated Subsidiaries - Additional Information (Detail)	12 Months Ended
Mar. 31, 2010
Noncontrolling Interest [Line Items]
Exchange of voting equity interests in MHSC for those in Shinko, Group's ownership in MHSC after the transaction	59.22%

Consolidated Assets of the Group's Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Its Significant or Sponsored Unconsolidated VIEs (Detail) (JPY ¥) In Billions	Mar. 31, 2011	Mar. 31, 2010
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 3,550	¥ 3,048
Significant or sponsored unconsolidated VIEs- Total assets	2,521	4,963
Significant or sponsored unconsolidated VIEs- Maximum exposure to loss	310	822
Asset-backed commercial paper/loan programs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,085	2,024
Asset-backed securitizations
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	511	355
Significant or sponsored unconsolidated VIEs- Total assets	680	1,253
Significant or sponsored unconsolidated VIEs- Maximum exposure to loss	44	40
Investments in securitization products
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	94	101
Investment funds
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	684	568
Significant or sponsored unconsolidated VIEs- Total assets	1,841	2,778
Significant or sponsored unconsolidated VIEs- Maximum exposure to loss	266	401
Trust arrangements and other
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	176
Significant or sponsored unconsolidated VIEs- Total assets		932
Significant or sponsored unconsolidated VIEs- Maximum exposure to loss		¥ 381

Carrying Amount and Classification of Assets and Liabilities on the MHFG Group's Balance Sheets that Relate to its Variable Interests in the Significant or Sponsored Unconsolidated VIEs (Detail) (JPY  ¥)
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets	¥ 28,105,899,000,000	¥ 31,527,969,000,000
Loans	63,955,284,000,000	62,903,418,000,000
Total assets	161,985,670,000,000	158,351,456,000,000	155,083,000,000,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Due to trust accounts	629,396,000,000	1,025,431,000,000
Trading account liabilities	16,696,406,000,000	19,402,556,000,000
Payables under securities lending transactions	5,607,534,000,000	6,824,807,000,000
Total liabilities	157,950,314,000,000	155,019,438,000,000
Maximum exposure to loss	310,000,000,000	822,000,000,000
Unconsolidated VIEs
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets	72,000,000,000	57,000,000,000
Investments	201,000,000,000	367,000,000,000
Loans	59,000,000,000	16,000,000,000
Total assets	332,000,000,000	440,000,000,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Due to trust accounts		551,000,000,000
Trading account liabilities	1,000,000,000	1,000,000,000
Payables under securities lending transactions	23,000,000,000
Total liabilities	24,000,000,000	552,000,000,000
Maximum exposure to loss	¥ 310,000,000,000	¥ 822,000,000,000

Variable Interest Entities and Securitizations - Additional Information (Detail) (JPY ¥) In Billions	Mar. 31, 2011	Mar. 31, 2010
Assets associated with securitization transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	¥ 121	¥ 248
Assets associated with loan participation transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	¥ 70	¥ 187

Details of Fees and Commissions Income (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Principal Transaction Revenue [Line Items]
Securities-related business	¥ 125,534	¥ 115,239	¥ 57,453
Remittance business	105,314	105,366	111,317
Deposits, debentures and lending business	95,209	94,547	110,171
Trust fees	47,201	49,101	55,891
Fees for other customer services	208,842	222,155	225,707
Total	¥ 582,100	¥ 586,408	¥ 560,539

Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including those for which the MHFG Group has Elected the Fair value Option (Detail) (Fair Value, Measurements, Recurring, JPY  ¥)
In Billions	Mar. 31, 2011		Mar. 31, 2010
Assets:
Assets, trading securities			¥ 15,487	[1]
Assets, derivatives			16,041
Other investments	286		96
Total assets at fair value	66,940	[2]	69,425	[2]
Liabilities:
Trading securities sold, not yet purchased	4,415		4,114
Liabilities, derivatives			15,289
Long-term debt	441	[3]	354	[3]
Total liabilities at fair value	17,138		19,757
Interest rate contracts | Level 3
Assets:
Assets, derivatives	15
Liabilities:
Liabilities, derivatives	35
Interest rate contracts | Level 1
Assets:
Assets, derivatives	3
Liabilities:
Liabilities, derivatives	1
Interest rate contracts | Level 2
Assets:
Assets, derivatives	9,946
Liabilities:
Liabilities, derivatives	9,505
Interest rate contracts
Assets:
Assets, derivatives	9,964
Liabilities:
Liabilities, derivatives	9,541
Foreign exchange contracts | Level 3
Assets:
Assets, derivatives	74
Liabilities:
Liabilities, derivatives	41
Foreign exchange contracts | Level 1
Assets:
Assets, derivatives	2
Liabilities:
Liabilities, derivatives	2
Foreign exchange contracts | Level 2
Assets:
Assets, derivatives	2,769
Liabilities:
Liabilities, derivatives	2,422
Foreign exchange contracts
Assets:
Assets, derivatives	2,845
Liabilities:
Liabilities, derivatives	2,465
Equity-related contracts | Level 3
Assets:
Assets, derivatives	66
Liabilities:
Liabilities, derivatives	37
Equity-related contracts | Level 1
Assets:
Assets, derivatives	20
Liabilities:
Liabilities, derivatives	25
Equity-related contracts | Level 2
Assets:
Assets, derivatives	68
Liabilities:
Liabilities, derivatives	88
Equity-related contracts
Assets:
Assets, derivatives	154
Liabilities:
Liabilities, derivatives	150
Credit-related contracts | Level 3
Assets:
Assets, derivatives	32
Liabilities:
Liabilities, derivatives	7
Credit-related contracts | Level 2
Assets:
Assets, derivatives	27
Liabilities:
Liabilities, derivatives	32
Credit-related contracts
Assets:
Assets, derivatives	59
Liabilities:
Liabilities, derivatives	39
Other contracts | Level 3
Assets:
Assets, derivatives	104
Liabilities:
Liabilities, derivatives	84
Other contracts | Level 1
Liabilities:
Liabilities, derivatives	1
Other contracts | Level 2
Liabilities:
Liabilities, derivatives	2
Other contracts
Assets:
Assets, derivatives	104
Liabilities:
Liabilities, derivatives	87
Japanese government bonds | Level 1
Assets:
Assets, trading securities	4,834	[1]
Available-for-sale securities	27,605		26,690
Japanese government bonds | Level 2
Assets:
Assets, trading securities	128	[1]
Available-for-sale securities	1,608		1,539
Japanese government bonds
Assets:
Assets, trading securities	4,962	[1]
Available-for-sale securities	29,213		28,229
Japanese local gov't bonds | Level 2
Assets:
Assets, trading securities	162	[1]
Available-for-sale securities	230		157
Japanese local gov't bonds
Assets:
Assets, trading securities	162	[1]
Available-for-sale securities	230		157
U.S. Treasury bonds | Level 1
Assets:
Assets, trading securities	2,653	[1]
Available-for-sale securities	128		112
U.S. Treasury bonds | Level 2
Assets:
Assets, trading securities	58	[1]
U.S. Treasury bonds
Assets:
Assets, trading securities	2,711	[1]
Available-for-sale securities	128		112
Other foreign gov't bonds | Level 3
Assets:
Assets, trading securities	5	[1]
Other foreign gov't bonds | Level 1
Assets:
Assets, trading securities	1,218	[1]
Available-for-sale securities	196		215
Other foreign gov't bonds | Level 2
Assets:
Assets, trading securities	132	[1]
Available-for-sale securities	95		104
Other foreign gov't bonds
Assets:
Assets, trading securities	1,355	[1]
Available-for-sale securities	291		319
Agency mortgage-backed securities | Level 1
Assets:
Assets, trading securities	880	[1]
Available-for-sale securities	83		57
Agency mortgage-backed securities | Level 2
Assets:
Assets, trading securities	425	[1]
Available-for-sale securities	682		478
Agency mortgage-backed securities
Assets:
Assets, trading securities	1,305	[1]
Available-for-sale securities	765		535
Residential mortgage-backed securities | Level 3
Assets:
Assets, trading securities	206	[1]
Available-for-sale securities	429		573
Residential mortgage-backed securities | Level 2
Assets:
Assets, trading securities	1	[1]
Available-for-sale securities	331		438
Residential mortgage-backed securities
Assets:
Assets, trading securities	207	[1]
Available-for-sale securities	760		1,011
Commercial mortgage-backed securities | Level 3
Assets:
Assets, trading securities	50	[1]
Available-for-sale securities	486		650
Commercial mortgage-backed securities | Level 2
Assets:
Assets, trading securities	1	[1]
Commercial mortgage-backed securities
Assets:
Assets, trading securities	51	[1]
Available-for-sale securities	486		650
Foreign corporate bonds and other debt securities | Level 3
Assets:
Available-for-sale securities	248		357
Foreign corporate bonds and other debt securities | Level 1
Assets:
Available-for-sale securities	34		75
Foreign corporate bonds and other debt securities | Level 2
Assets:
Available-for-sale securities	364		304
Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities	646		736
Level 3
Assets:
Assets, trading securities			920	[1]
Assets, derivatives			344
Other investments	260		96
Total assets at fair value	2,808	[2]	3,465	[2]
Liabilities:
Liabilities, derivatives			285
Long-term debt	440	[3]	350	[3]
Total liabilities at fair value	644		635
Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities	289		522
Level 3 | Equity securities
Assets:
Assets, trading securities	96	[1]
Available-for-sale securities			3
Level 3 | Corporate bonds and other
Assets:
Assets, trading securities	448	[1]
Level 1
Assets:
Assets, trading securities			11,085	[1]
Assets, derivatives			22
Other investments	26
Total assets at fair value	41,281	[2]	41,402	[2]
Liabilities:
Trading securities sold, not yet purchased	4,254		3,849
Liabilities, derivatives			24
Total liabilities at fair value	4,283		3,873
Level 1 | Equity securities
Assets:
Assets, trading securities	714	[1]
Available-for-sale securities	2,741		3,146
Level 1 | Corporate bonds and other
Assets:
Assets, trading securities	144	[1]
Level 2
Assets:
Assets, trading securities			3,482	[1]
Assets, derivatives			15,675
Total assets at fair value	22,851	[2]	24,558	[2]
Liabilities:
Trading securities sold, not yet purchased	161		265
Liabilities, derivatives			14,980
Long-term debt	1	[3]	4	[3]
Total liabilities at fair value	12,211		15,249
Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities	2,908		2,246
Level 2 | Equity securities
Assets:
Assets, trading securities	360	[1]
Available-for-sale securities	92		135
Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	1,253	[1]
Level 2 | Corporate bonds and other
Assets:
Assets, trading securities	1,211	[1]
Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities	3,197		2,768
Equity securities
Assets:
Assets, trading securities	1,170	[1]
Available-for-sale securities	2,833		3,284
Certificates of deposit and commercial paper
Assets:
Assets, trading securities	1,253	[1]
Corporate bonds and other
Assets:
Assets, trading securities	¥ 1,803	[1]

[1]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
[2]	Amounts include the investments measured at NAV per share at March 31, 2010 and 2011, of ¥723 billion and ¥729 billion, respectively, of which ¥213 billion and ¥187 billion, respectively, are classified in Level 1, ¥454 billion and ¥482 billion, respectively, are classified in Level 2, and ¥56 billion and ¥60 billion, respectively, are classified in Level 3.
[3]	Amounts represent items for which the Group elected the fair value option.

Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including those for which the MHFG Group has Elected the Fair value Option (Parenthetical) (Detail) (Fair Value, Measurements, Recurring, JPY  ¥)
In Billions	Mar. 31, 2011	Mar. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments measured at NAV per share	¥ 729	¥ 723
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments measured at NAV per share	60	56
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments measured at NAV per share	187	213
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments measured at NAV per share	¥ 482	¥ 454

Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (JPY ¥) In Billions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			¥ 930
Net realized/unrealized gains (losses)			15	[1]
Transfers in and/or out of Level 3			(37)
Purchases, sales, issuances and settlements			12
Ending Balance			920
Change in unrealized gains (losses) still held			30	[2]
Trading securities | Other foreign gov't bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	7
Purchases, sales, issuances and settlements	(2)	[3]
Ending Balance	5
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	86
Net realized/unrealized gains (losses)	4	[1]
Transfers in and/or out of Level 3	20	[4]
Purchases, sales, issuances and settlements	(14)	[3]
Ending Balance	96
Change in unrealized gains (losses) still held	2	[2]
Trading securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	200
Net realized/unrealized gains (losses)	(8)	[1]
Purchases, sales, issuances and settlements	14	[3]
Ending Balance	206
Change in unrealized gains (losses) still held	3	[2]
Trading securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	63
Net realized/unrealized gains (losses)	(4)	[1]
Purchases, sales, issuances and settlements	(9)	[3]
Ending Balance	50
Change in unrealized gains (losses) still held	(1)	[2]
Trading securities | Corporate bonds and other
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	564
Net realized/unrealized gains (losses)	(21)	[1]
Transfers in and/or out of Level 3	22	[4]
Purchases, sales, issuances and settlements	(117)	[3]
Ending Balance	448
Change in unrealized gains (losses) still held	(10)	[2]
Derivative assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			127	[5]
Net realized/unrealized gains (losses)			(127)	[1],[5]
Transfers in and/or out of Level 3			(11)	[5]
Purchases, sales, issuances and settlements			70	[5]
Ending Balance			59	[5]
Change in unrealized gains (losses) still held			(164)	[2],[5]
Derivative assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	(17)	[5]
Net realized/unrealized gains (losses)	(5)	[1],[5]
Purchases, sales, issuances and settlements	2	[3],[5]
Ending Balance	(20)	[5]
Change in unrealized gains (losses) still held	(6)	[2],[5]
Derivative assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net realized/unrealized gains (losses)	32	[1],[5]
Purchases, sales, issuances and settlements	1	[3],[5]
Ending Balance	33	[5]
Change in unrealized gains (losses) still held	30	[2],[5]
Derivative assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	38	[5]
Net realized/unrealized gains (losses)	(10)	[1],[5]
Purchases, sales, issuances and settlements	1	[3],[5]
Ending Balance	29	[5]
Change in unrealized gains (losses) still held	(6)	[2],[5]
Derivative assets | Credit-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	17	[5]
Net realized/unrealized gains (losses)	(23)	[1],[5]
Transfers in and/or out of Level 3	(1)	[4],[5]
Purchases, sales, issuances and settlements	32	[3],[5]
Ending Balance	25	[5]
Change in unrealized gains (losses) still held	(9)	[2],[5]
Derivative assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	21	[5]
Net realized/unrealized gains (losses)	6	[1],[5]
Purchases, sales, issuances and settlements	(7)	[3],[5]
Ending Balance	20	[5]
Change in unrealized gains (losses) still held	2	[2],[5]
Residential mortgage-backed securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	573		664
Net realized/unrealized gains (losses)	1	[6]	9	[6]
Purchases, sales, issuances and settlements	(145)	[3]	(100)
Ending Balance	429		573
Change in unrealized gains (losses) still held	(2)	[2]
Commercial mortgage-backed securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	650		955
Net realized/unrealized gains (losses)	(10)	[6]	(17)	[6]
Purchases, sales, issuances and settlements	(154)	[3]	(288)
Ending Balance	486		650
Change in unrealized gains (losses) still held	(10)	[2]	(11)	[2]
Foreign corporate bonds and other debt securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	357		369
Net realized/unrealized gains (losses)	(3)	[6]	19	[6]
Transfers in and/or out of Level 3	(13)	[4]	35
Purchases, sales, issuances and settlements	(93)	[3]	(66)
Ending Balance	248		357
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	522		834
Net realized/unrealized gains (losses)	2	[6]	3	[6]
Transfers in and/or out of Level 3	(35)	[4]	(69)
Purchases, sales, issuances and settlements	(200)	[3]	(246)
Ending Balance	289		522
Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	3		2
Net realized/unrealized gains (losses)	(1)	[6]	1	[6]
Transfers in and/or out of Level 3			2
Purchases, sales, issuances and settlements	(2)	[3]	(2)
Ending Balance			3
Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	96		88
Net realized/unrealized gains (losses)	(3)	[7]	3	[7]
Transfers in and/or out of Level 3	(16)	[4]
Purchases, sales, issuances and settlements	183	[3]	5
Ending Balance	260		96
Change in unrealized gains (losses) still held			2	[2]
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	350		261
Net realized/unrealized gains (losses)	8	[8]	9	[8]
Transfers in and/or out of Level 3	1	[4]
Purchases, sales, issuances and settlements	97	[3]	98
Ending Balance	440		350
Change in unrealized gains (losses) still held	¥ 7	[2]	¥ 10	[2]

[1]	Realized and unrealized gains (losses) are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
[2]	Amounts represent total gains or losses recognized in earnings during the fiscal year. These gains or losses are attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at March 31, 2010 and 2011.
[3]	Due to the application of SFAS No.167, new consolidation guidance for VIEs, Level 3 assets increased by ¥170 billion during the fiscal year ended March 31, 2011, which was reflected as purchases, sales, issuances and settlements on the table.
[4]	Transfers in and out of Level 3 are assumed to occur at the beginning of the fiscal year. There were no significant transfers between Level 1 or Level 2 and Level 3 of the fair value hierarchy for the fiscal year ended March 31, 2011.
[5]	Total Level 3 derivative exposures have been netted on the table for presentation purpose only.
[6]	Realized gains (losses) are reported in Investment gains (losses)-net. Unrealized gains (losses) are reported in Accumulated other comprehensive income (loss).
[7]	Realized and unrealized gains (losses) are reported in Investment gains (losses)-net.
[8]	Realized and unrealized gains (losses) are reported in Other noninterest income (expenses).

Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Parenthetical) (Detail) (Level 3 assets, JPY ¥) In Billions	12 Months Ended
Mar. 31, 2011
Level 3 assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Adoption of new accounting pronouncement effect on Level 3 assets and liabilities	¥ 170

Fair Value Hierarchy for Assets and Liabilities Measured on a Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, JPY ¥) In Billions	Mar. 31, 2011	Mar. 31, 2010
Assets:
Loans	¥ 276	¥ 287
Loans held-for-sale	5	45
Other investments	23	4
Goodwill	6
Total assets at fair value	310	336
Liabilities:
Other liabilities		1
Total liabilities at fair value		1
Level 2
Assets:
Loans held-for-sale	4	22
Total assets at fair value	4	22
Liabilities:
Other liabilities		1
Total liabilities at fair value		1
Level 3
Assets:
Loans	276	287
Loans held-for-sale	1	23
Other investments	18	4
Goodwill	6
Total assets at fair value	301	314
Aggregate cost
Assets:
Loans	408	407
Loans held-for-sale	6	62
Other investments	26	29
Goodwill	15
Total assets at fair value	455	498
Level 1
Assets:
Other investments	5
Total assets at fair value	¥ 5

Fair Value - Additional Information (Detail) (JPY ¥) In Billions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Fair Value, Option, Quantitative Disclosures [Line Items]
Carrying amounts of other equity interests of which fair values are not readily determinable	¥ 495	¥ 568
Structured notes
Fair Value, Option, Quantitative Disclosures [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	48	40
Embedded derivatives, net unrealized gains recorded in Other noninterest income during the period	8	9
consolidated VIEs
Fair Value, Option, Quantitative Disclosures [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	¥ 12	¥ 57

Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding the Financial Instruments Outside the Scope of ASC 825 (Detail) (JPY ¥) In Billions	Mar. 31, 2011	Mar. 31, 2010
Carrying amount
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	¥ 24,516	¥ 18,910
Trading securities	14,979	15,487
Investments	40,037	38,500
Loans, net of allowance for loan losses	63,918	62,861
Other financial assets	2,653	3,787
Derivative financial instruments	13,126	16,041
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	35,014	36,319
Interest-bearing deposits	76,403	75,145
Debentures	741	1,518
Trading securities sold, not yet purchased	4,415	4,114
Due to trust accounts	629	1,025
Commercial paper and other short-term borrowings	15,151	9,046
Long-term debt	8,930	8,463
Other financial liabilities	4,084	3,902
Derivative financial instruments	12,282	15,289
Estimate of Fair Value, Fair Value Disclosure
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	24,516	18,910
Trading securities	14,979	15,487
Investments	40,043	38,504
Loans, net of allowance for loan losses	64,330	63,276
Other financial assets	2,653	3,787
Derivative financial instruments	13,126	16,041
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	35,014	36,319
Interest-bearing deposits	76,354	75,103
Debentures	735	1,515
Trading securities sold, not yet purchased	4,415	4,114
Due to trust accounts	629	1,025
Commercial paper and other short-term borrowings	15,151	9,046
Long-term debt	9,318	8,874
Other financial liabilities	4,084	3,902
Derivative financial instruments	¥ 12,282	¥ 15,289

Information for Reportable Segments (Detail) (JPY ¥) In Billions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Gross profits:
Net interest income (expense)	¥ 1,109.5	¥ 1,151.7	¥ 1,068.9
Net noninterest income (expenses)	923.8	844.9	738.1
Total	2,033.3	1,996.6	1,807
General and administrative expenses	1,202.3	1,213.2	1,123.6
Others	(89.3)	(80.8)	(60.8)
Net business profits (losses)	741.7	702.6	622.6
Global Corporate Group
Gross profits:
Net interest income (expense)	457	470.6	381.3
Net noninterest income (expenses)	483.5	449.9	343.2
Total	940.5	920.5	724.5
General and administrative expenses	471.3	478.1	381.4
Others	(56.7)	(11.8)	(35.4)
Net business profits (losses)	412.5	430.6	307.7
Global Corporate Group | Mizuho Corporate Bank Limited
Gross profits:
Net interest income (expense)	395.8	444.8	316.5
Net noninterest income (expenses)	282.5	197.5	211.7
Total	678.3	642.3	528.2
General and administrative expenses	235	246.9	246.9
Net business profits (losses)	443.3	395.4	281.3
Global Corporate Group | Mizuho Corporate Bank Limited | Domestic
Gross profits:
Net interest income (expense)	176	175	172.7
Net noninterest income (expenses)	115.2	110.7	102.5
Total	291.2	285.7	275.2
General and administrative expenses	88.8	97.5	92
Net business profits (losses)	202.4	188.2	183.2
Global Corporate Group | Mizuho Corporate Bank Limited | International
Gross profits:
Net interest income (expense)	86.3	85.8	90.1
Net noninterest income (expenses)	56.9	31.7	40.4
Total	143.2	117.5	130.5
General and administrative expenses	62.1	54.4	66
Net business profits (losses)	81.1	63.1	64.5
Global Corporate Group | Mizuho Corporate Bank Limited | Trading and others
Gross profits:
Net interest income (expense)	133.5	184	53.7
Net noninterest income (expenses)	110.4	55.1	68.8
Total	243.9	239.1	122.5
General and administrative expenses	84.1	95	88.9
Net business profits (losses)	159.8	144.1	33.6
Global Corporate Group | Mizuho Securities Company Limited
Gross profits:
Net interest income (expense)	(9.2)	(10.7)	(9.7)
Net noninterest income (expenses)	158.9	188.5	78
Total	149.7	177.8	68.3
General and administrative expenses	160.9	153.4	59.5
Net business profits (losses)	(11.2)	24.4	8.8
Global Corporate Group | Others
Gross profits:
Net interest income (expense)	70.4	36.5	74.5
Net noninterest income (expenses)	42.1	63.9	53.5
Total	112.5	100.4	128
General and administrative expenses	75.4	77.8	75
Others	(56.7)	(11.8)	(35.4)
Net business profits (losses)	(19.6)	10.8	17.6
Global Retail Group
Gross profits:
Net interest income (expense)	614.5	641.6	648.1
Net noninterest income (expenses)	294.8	258.8	252.2
Total	909.3	900.4	900.3
General and administrative expenses	605.3	617.7	615.9
Others	(15.9)	(2)	(13.8)
Net business profits (losses)	288.1	280.7	270.6
Global Retail Group | Others
Gross profits:
Net interest income (expense)	42.1	28.3	44
Net noninterest income (expenses)	7.5	5.7	(2.7)
Total	49.6	34	41.3
General and administrative expenses	9.5	7.3	0.8
Others	(15.9)	(2)	(13.8)
Net business profits (losses)	24.2	24.7	26.7
Global Retail Group | Mizuho Bank Limited
Gross profits:
Net interest income (expense)	571.8	612.9	603.7
Net noninterest income (expenses)	237.5	205.9	224
Total	809.3	818.8	827.7
General and administrative expenses	554.8	570.4	571.1
Net business profits (losses)	254.5	248.4	256.6
Global Retail Group | Mizuho Bank Limited | Trading and others
Gross profits:
Net interest income (expense)	56.7	83	(21.5)
Net noninterest income (expenses)	78	54.4	54.4
Total	134.7	137.4	32.9
General and administrative expenses	93.4	95.7	101.2
Net business profits (losses)	41.3	41.7	(68.3)
Global Retail Group | Mizuho Bank Limited | Retail banking
Gross profits:
Net interest income (expense)	248.2	263.5	327.3
Net noninterest income (expenses)	34.6	25	25.2
Total	282.8	288.5	352.5
General and administrative expenses	237.7	245.8	235.7
Net business profits (losses)	45.1	42.7	116.8
Global Retail Group | Mizuho Bank Limited | Corporate banking
Gross profits:
Net interest income (expense)	266.9	266.4	297.9
Net noninterest income (expenses)	124.9	126.5	144.4
Total	391.8	392.9	442.3
General and administrative expenses	223.7	228.9	234.2
Net business profits (losses)	168.1	164	208.1
Global Retail Group | Mizuho Investors Securities Company Limited
Gross profits:
Net interest income (expense)	0.6	0.4	0.4
Net noninterest income (expenses)	49.8	47.2	30.9
Total	50.4	47.6	31.3
General and administrative expenses	41	40	44
Net business profits (losses)	9.4	7.6	(12.7)
Global Asset & Wealth Management Group
Gross profits:
Net interest income (expense)	43.4	46.2	49.8
Net noninterest income (expenses)	134	130.5	127.1
Total	177.4	176.7	176.9
General and administrative expenses	125.5	128.5	132
Others	(2.1)	(2.8)	(3.2)
Net business profits (losses)	49.8	45.4	41.7
Global Asset & Wealth Management Group | Others
Gross profits:
Net interest income (expense)	0.9	1.3	1.2
Net noninterest income (expenses)	44.6	43.4	45.6
Total	45.5	44.7	46.8
General and administrative expenses	38.1	38.6	40.7
Others	(2.1)	(2.8)	(3.2)
Net business profits (losses)	5.3	3.3	2.9
Global Asset & Wealth Management Group | Mizuho Trust & Banking Company Limited
Gross profits:
Net interest income (expense)	42.5	44.9	48.6
Net noninterest income (expenses)	89.4	87.1	81.5
Total	131.9	132	130.1
General and administrative expenses	87.4	89.9	91.3
Net business profits (losses)	44.5	42.1	38.8
Others
Gross profits:
Net interest income (expense)	(5.4)	(6.7)	(10.3)
Net noninterest income (expenses)	11.5	5.7	15.6
Total	6.1	(1)	5.3
General and administrative expenses	0.2	(11.1)	(5.7)
Others	(14.6)	(64.2)	(8.4)
Net business profits (losses)	¥ (8.7)	¥ (54.1)	¥ 2.6

Reconciliation of Total Net Business Profits Under the Internal Management Reporting System to Income (Loss) Before Income Tax Expense (Benefit) Shown on the Consolidated Statements of Income (Detail) (JPY  ¥)
	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits	¥ 741,700,000,000		¥ 702,600,000,000		¥ 622,600,000,000
U.S. GAAP adjustments	(98,400,000,000)		144,100,000,000		(124,900,000,000)
(Provision) credit for loan losses	(647,000,000)		(222,102,000,000)		(567,396,000,000)
Net gains (losses) related to equity investments	2,200,000,000		34,100,000,000		(246,400,000,000)
Non-recurring personnel expense	(22,800,000,000)		(43,900,000,000)		(13,200,000,000)
Gains on disposal of premises and equipment	13,537,000,000		27,543,000,000		23,359,000,000
(Provision) credit for losses on off-balance-sheet instruments	(4,443,000,000)		24,107,000,000		(83,628,000,000)
Others-net	(19,800,000,000)	[1]	20,000,000,000	[1]	31,400,000,000	[1]
Income (loss) before income tax expense (benefit)	¥ 611,357,000,000		¥ 686,455,000,000		¥ (358,094,000,000)

[1]	With respect to the hedges related to credit risk mitigation transactions, the MHFG Group recognized a gain of ¥75.2 billion recorded in Other noninterest income, a loss of ¥90.6 billion recorded in Other noninterest expenses and a loss of ¥8.2 billion recorded in Other noninterest expenses, for the fiscal years ended March 31, 2009, 2010 and 2011, respectively. Amount for the fiscal year ended March 31, 2010 also includes a gain of ¥106.3 billion on a bargain purchase of Shinko which is included in Other noninterest income. See Note 24 "Derivative financial instruments" and Note 3 "Business combination" for further information.

Reconciliation of Total Net Business Profits Under the Internal Management Reporting System to Income (Loss) Before Income Tax Expense (Benefit) Shown on the Consolidated Statements of Income (Parenthetical) (Detail) (JPY  ¥)
In Millions	12 Months Ended									1 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2011 Credit-related contracts		Mar. 31, 2010 Credit-related contracts		Mar. 31, 2011 Credit-related contracts Loans related to credit derivatives	Mar. 31, 2010 Credit-related contracts Loans related to credit derivatives	Mar. 31, 2009 Credit-related contracts Loans related to credit derivatives	May 07, 2009 Shinko Securities Company Limited	Mar. 31, 2010 Shinko Securities Company Limited
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Gains (losses) recorded in income	¥ 142,664	¥ 105,102	¥ (15,220)	[1]	¥ (97,215)	[1]	¥ (8,207)	¥ (90,642)	¥ 75,200
Gain on a bargain purchase										¥ 106,310	¥ 106,310

[1]	The amounts include the net loss of ¥90,642 million and ¥8,207 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2010 and 2011, respectively.

Consolidated Income Statement and Total Assets Information by Major Geographic Area (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Segment Reporting Information [Line Items]
Total revenue	¥ 2,496,700	[1]	¥ 2,963,100	[1]	¥ 2,836,400	[1]
Total expenses	1,885,300	[2]	2,276,600	[2]	3,194,500	[2]
Income (loss) before income tax expense (benefit)	611,357		686,455		(358,094)
Net income (loss)	418,130		1,046,650		(1,120,002)
Total assets at end of fiscal year	161,985,670		158,351,456		155,083,000
Japan
Segment Reporting Information [Line Items]
Total revenue	1,943,100	[1]	2,324,300	[1]	1,867,300	[1]
Total expenses	1,627,800	[2]	1,907,600	[2]	2,424,500	[2]
Income (loss) before income tax expense (benefit)	315,300		416,700		(557,200)
Net income (loss)	133,700		784,500		(1,276,800)
Total assets at end of fiscal year	125,412,600		121,555,800		115,588,400
Americas
Segment Reporting Information [Line Items]
Total revenue	281,600	[1]	284,500	[1]	423,900	[1]
Total expenses	111,600	[2]	134,800	[2]	262,400	[2]
Income (loss) before income tax expense (benefit)	170,000		149,700		161,500
Net income (loss)	165,800		149,200		130,700
Total assets at end of fiscal year	21,795,400		21,951,500		24,995,200
Europe
Segment Reporting Information [Line Items]
Total revenue	128,000	[1]	229,600	[1]	347,000	[1]
Total expenses	69,500	[2]	163,000	[2]	364,300	[2]
Income (loss) before income tax expense (benefit)	58,500		66,600		(17,300)
Net income (loss)	57,500		65,500		(20,200)
Total assets at end of fiscal year	8,521,600		10,178,700		9,816,000
Asia/Oceania excluding Japan, and others
Segment Reporting Information [Line Items]
Total revenue	144,000	[1]	124,700	[1]	198,200	[1]
Total expenses	76,400	[2]	71,200	[2]	143,300	[2]
Income (loss) before income tax expense (benefit)	67,600		53,500		54,900
Net income (loss)	61,100		47,500		46,300
Total assets at end of fiscal year	¥ 6,256,100		¥ 4,665,500		¥ 4,683,400

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.
[2]	Total expenses are comprised of Interest expense, Provision (credit) for loan losses and Noninterest expenses.

Condensed Balance Sheets, Parent Company Only (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Assets:
Cash and due from banks	¥ 1,884,531	¥ 3,399,459	¥ 2,732,912	¥ 2,085,847
Interest-bearing deposits in other banks	8,239,661	2,027,054
Others	2,341,549	3,470,504
Total assets	161,985,670	158,351,456	155,083,000
Liabilities and shareholders' equity:
Long-term debt	8,953,496	8,482,434
Other liabilities	4,078,889	3,794,052
Shareholders' equity	3,673,487	2,966,215
Total	161,985,670	158,351,456
Parent Company
Assets:
Cash and due from banks	155	142	148	93
Interest-bearing deposits in other banks	16,336	14,991
Investments in subsidiaries and affiliated companies	4,959,426	4,142,271
Others	79,845	23,635
Total assets	5,055,762	4,181,039
Liabilities and shareholders' equity:
Short-term borrowings	1,121,575	960,000
Long-term debt	240,000	240,000
Other liabilities	20,700	14,824
Shareholders' equity	3,673,487	2,966,215
Total	¥ 5,055,762	¥ 4,181,039

Condensed Statements of Income, Parent Company Only (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Income:
Total	¥ 2,496,700	[1]	¥ 2,963,100	[1]	¥ 2,836,400	[1]
Expenses:
Interest expense	448,857		528,159		1,102,015
Income tax expense (benefit)	193,227		(360,195)		761,908
Net income (loss) attributable to MHFG shareholders	412,669		999,689		(1,058,447)
Parent Company
Income:
Dividends from subsidiaries	16,544		3,847		410,517
Management fees from subsidiaries	29,879		29,945		32,184
Other income	22,157		7,981		2,130
Total	68,580		41,773		444,831
Expenses:
Operating expenses	19,674		19,808		19,968
Interest expense	16,165		13,918		10,957
Other expense	4,471		4,750		79,397
Total	40,310		38,476		110,322
Equity in undistributed net income (loss) of subsidiaries	384,463		996,309		(1,393,076)
Income (loss) before income tax expense (benefit)	412,733		999,606		(1,058,567)
Income tax expense (benefit)	64		(83)		(120)
Net income (loss) attributable to MHFG shareholders	¥ 412,669		¥ 999,689		¥ (1,058,447)

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.

Condensed Statements of Cash Flows, Parent Company Only (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash flows from operating activities:
Net income (loss)	¥ 412,669	¥ 999,689	¥ (1,058,447)
Net cash provided by (used in) operating activities	951,812	(1,013,952)	3,497,422
Cash flows from investing activities:
Net cash provided by (used in) investing activities	(10,470,684)	(2,423,762)	(3,266,380)
Cash flows from financing activities:
Net change in short-term borrowings	6,131,912	(6,527)	3,406,013
Proceeds from issuance of long-term debt	1,167,647	1,582,902	1,824,193
Proceeds from issuance of common stock	757,790	533,794
Purchases of treasury stock	(3)	(5)	(150,359)
Dividends paid	(133,925)	(130,297)	(133,394)
Net cash provided by (used in) financing activities	8,019,850	4,104,842	446,506
Net increase (decrease) in cash and due from banks	(1,514,928)	666,547	647,065
Cash and due from banks at beginning of fiscal year	3,399,459	2,732,912	2,085,847
Cash and due from banks at end of fiscal year	1,884,531	3,399,459	2,732,912
Parent Company
Cash flows from operating activities:
Net income (loss)	412,669	999,689	(1,058,447)
Adjustments and other	(396,510)	(908,244)	1,544,410
Net cash provided by (used in) operating activities	16,159	91,445	485,963
Cash flows from investing activities:
Proceeds from sales of securities of subsidiaries			79,000
Payments for purchases of securities of subsidiaries	(751,620)	(846,587)	(15)
Net change in other investing activities	(43,582)	15,755	(2,018)
Net cash provided by (used in) investing activities	(795,202)	(830,832)	76,967
Cash flows from financing activities:
Net change in short-term borrowings	161,265	100,000	(280,000)
Proceeds from issuance of long-term debt		240,000
Proceeds from issuance of common stock	751,620	529,200
Purchases of treasury stock	(3)	(5)	(150,359)
Dividends paid	(134,644)	(130,802)	(133,723)
Net change in other financing activities	818	988	1,207
Net cash provided by (used in) financing activities	779,056	739,381	(562,875)
Net increase (decrease) in cash and due from banks	13	(6)	55
Cash and due from banks at beginning of fiscal year	142	148	93
Cash and due from banks at end of fiscal year	¥ 155	¥ 142	¥ 148

Subsequent Events - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Subsequent Event [Line Items]
Number of common stock shares authorized	24,115,759,000	24,115,759,000
Description of share exchange agreement	On January 4, 2009, MHFG abolished the fractional share system and adopted the unit share system concurrently with the allotment of shares or fractions of a share without consideration. The allotment was made at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share. Therefore, as a result of the allotment, the number of shares has increased a thousandfold. The computations of basic and diluted earnings per common share are adjusted retroactively.
Business Combination
Subsequent Event [Line Items]
Event date	Apr 28, 2011
Description of share exchange agreement	In the share exchanges, 0.54 shares, 1.48 shares and 0.56 shares of MHFG’s common stock are to be allotted for one share of common stock of MHTB, MHSC and MHIS, respectively.
Increase in authorized shares of common stock
Subsequent Event [Line Items]
Event date	Jun 29, 2011
Number of common stock shares authorized	48,000,000,000

Subsequent Events (Detail) (Redeemable Preferred Stock, Mizuho Capital Investment (EUR) 1 Limited, EUR €) In Millions	12 Months Ended
Mar. 31, 2011
Redeemable Preferred Stock | Mizuho Capital Investment (EUR) 1 Limited
Subsequent Event [Line Items]
Aggregate redemption amount	€ 500
Reason for the redemption	Arrival of optional redemption date